UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number        811-07912

Old Westbury Funds, Inc.
(Exact name of registrant as specified in charter)

760 Moore Road King of Prussia, PA 19406
(Address of principal executive offices) (Zip code)

Andrew J. McNally PNC Global Investment Servicing (U.S.) Inc. 760 Moore Rd. King of Prussia, PA 19406
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-607-2200

Date of fiscal year end: October 31

Date of reporting period: April 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

Old Westbury Funds, Inc.
Semi-Annual Report

April 30, 2009

BESSEMER INVESTMENT MANAGEMENT LLC
Investment Adviser

Old Westbury Funds, Inc.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

OLD WESTBURY FUNDS, INC.
DISCLOSURE OF FUND EXPENSES
For the Period Ended April 30, 2009 (Unaudited)

As a shareholder of the Old Westbury Funds, Inc., you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2008 through April 30, 2009.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Actual Beginning Account Value 11/1/08	Actual Ending Account Value 4/30/09	Actual Expenses Paid During Period* 11/1/08-4/30/09	Actual Expense Ratio During Period 11/1/08-4/30/09**

U.S. Large Cap Fund	$1,000.00	$930.20	$4.79	1.00%
Non-U.S. Large Cap Fund	1,000.00	937.80	5.04	1.05%
Global Small & Mid Cap Fund	1,000.00	1,036.50	5.50	1.09%
Global Opportunities Fund	1,000.00	1,011.30	6.38	1.28%
Real Return Fund	1,000.00	1,001.20	5.51	1.11%
Fixed Income Fund	1,000.00	1,082.70	3.61	0.70%
Municipal Bond Fund	1,000.00	1,095.60	3.59	0.69%

*

Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.

OLD WESTBURY FUNDS, INC.
DISCLOSURE OF FUND EXPENSES — (Continued)
For the Period Ended April 30, 2009 (Unaudited)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Hypothetical Beginning Account Value 11/1/08	Hypothetical Ending Account Value 4/30/09	Hypothetical Expenses Paid During Period* 11/1/08-4/30/09	Hypothetical Expense Ratio During Period 11/1/08-4/30/09**

U.S. Large Cap Fund	$1,000.00	$1,019.84	$5.01	1.00%
Non-U.S. Large Cap Fund	1,000.00	1,019.59	5.26	1.05%
Global Small & Mid Cap Fund	1,000.00	1,019.39	5.46	1.09%
Global Opportunities Fund	1,000.00	1,018.45	6.41	1.28%
Real Return Fund	1,000.00	1,019.29	5.56	1.11%
Fixed Income Fund	1,000.00	1,021.32	3.51	0.70%
Municipal Bond Fund	1,000.00	1,021.37	3.46	0.69%

*

Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.

OLD WESTBURY FUNDS, INC.
U.S. LARGE CAP FUND
PORTFOLIO OF INVESTMENTS	April 30, 2009
(Unaudited)

Shares		Value

COMMON STOCKS — 90.7%
Banks — 2.2%
544,100	Hudson City Bancorp, Inc.	$6,833,896

Consumer Discretionary — 14.0%
243,000	Kohl’s Corp.(b)	11,020,050
473,800	Lowe’s Cos., Inc.	10,186,700
797,300	Staples, Inc.	16,440,326
281,300	Walt Disney Co. (The)	6,160,470

		43,807,546

Consumer Staples — 7.6%
249,600	Procter & Gamble Co.	12,340,224
225,900	Wal-Mart Stores, Inc.	11,385,360

		23,725,584

Diversified Financials — 5.6%
223,200	American Express Co.	5,629,104
466,700	Bank of New York Mellon Corp. (The)	11,891,516

		17,520,620

Energy — 8.2%
351,100	Chesapeake Energy Corp.	6,920,181
90,600	EOG Resources, Inc.	5,751,288
789,600	Weatherford International Ltd.(b)	13,131,048

		25,802,517

Health Care — 15.9%
226,200	Celgene Corp.(b)	9,663,264
175,500	Genzyme Corp.(b)	9,359,415
112,200	Johnson & Johnson	5,874,792
243,900	Teva Pharmaceutical Industries Ltd. - ADR	10,704,771
399,100	Thermo Fisher Scientific, Inc.(b)	14,000,428

		49,602,670

Industrials — 5.3%
322,500	Illinois Tool Works, Inc.	10,578,000
116,200	United Parcel Service, Inc., Class B	6,081,908

		16,659,908

Information Technology — 23.1%
817,800	Applied Materials, Inc.	9,985,338
780,200	Cisco Systems, Inc.(b)	15,073,464
617,100	Corning, Inc.	9,022,002
1,247,800	EMC Corp.(b)	15,634,934
587,700	Intel Corp.	9,273,906
188,400	Research In Motion Ltd.(b)	13,093,800

		72,083,444

Materials — 2.9%
707,900	International Paper Co.	8,962,014

Shares		Value

Utilities — 5.9%
195,300	FPL Group, Inc.	$10,505,187
211,000	PG&E Corp.	7,832,320

		18,337,507

Total Common Stocks (Cost $328,021,590)		283,335,706

INVESTMENT COMPANY — 9.1%
28,598,400	SEI Daily Income Trust Government II Fund, Class A	28,598,400

Total Investment Company (Cost $28,598,400)		28,598,400

TOTAL INVESTMENTS — 99.8% (Cost $356,619,990)(a)		311,934,106
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		484,673

NET ASSETS — 100.0%		$312,418,779

(a)	Represents cost for financial reporting purposes and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$6,422,263
Unrealized depreciation	(51,108,147)

Net unrealized depreciation	$(44,685,884)

(b)	Non-income producing security.
ADR - American Depositary Receipt

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets

Banks	2.2%
Consumer Discretionary	14.0%
Consumer Staples	7.6%
Diversified Financials	5.6%
Energy	8.2%
Health Care	15.9%
Industrials	5.3%
Information Technology	23.1%
Materials	2.9%
Utilities	5.9%
Other*	9.3%

*	Includes cash and equivalents, investment companies, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

OLD WESTBURY FUNDS, INC.
NON-U.S. LARGE CAP FUND
PORTFOLIO OF INVESTMENTS	April 30, 2009
(Unaudited)

Shares		Value

COMMON STOCKS — 86.3%
CANADA — 3.5%
1,156,126	Encana Corp.	$52,869,642

FINLAND — 4.0%
4,262,194	Nokia Oyj	60,537,932

GERMANY — 7.0%
1,051,867	Bayer AG(b)	52,202,263
1,382,886	Fresenius Medical Care AG & Co.	53,574,399

		105,776,662

HONG KONG — 3.9%
10,103,236	Hutchison Whampoa Ltd.	59,507,715

JAPAN — 22.4%
3,719,692	Bridgestone Corp.	55,445,125
9,651,349	Mitsubishi UFJ Financial Group, Inc.	52,646,835
1,304,700	Nippon Telegraph & Telephone Corp.	49,161,751
7,238,872	Nomura Holdings, Inc.	43,683,351
1,700,078	Seven & I Holdings Co. Ltd.	38,416,042
4,805,360	Sumitomo Corp.	41,828,406
1,523,705	Toyota Motor Corp.	60,306,362

		341,487,872

NETHERLANDS — 6.4%
1,567,066	Heineken NV	46,567,149
4,199,805	Koninklijke KPN NV.	50,491,417
		97,058,566

SPAIN — 6.6%
1,382,647	Inditex SA	58,953,022
2,188,749	Telefonica SA	41,468,365

		100,421,387

SWITZERLAND — 17.3%
1,425,554	Credit Suisse Group AG	55,705,707
691,626	Kuehne & Nagel International AG	51,980,981
408,486	Roche Holding AG	51,511,772
543,444	Synthes, Inc.	55,232,404
265,574	Zurich Financial Services AG	49,351,756

		263,782,620

TAIWAN — 3.1%
28,055,000	Taiwan Semiconductor Manufacturing Co. Ltd.	47,475,846

UNITED KINGDOM — 12.1%
7,549,505	BP Plc	53,349,802
8,682,564	Prudential Plc	49,904,633
9,731,302	RSA Insurance Group Plc	18,721,808
4,938,479	Shire Plc	61,749,550

		183,725,793

Total Common Stocks (Cost $1,562,041,339)		1,312,644,035

Shares		Value

INVESTMENT COMPANY — 2.1%
32,272,700	Federated Treasury Obligations Fund	$32,272,700

Total Investment Company (Cost $32,272,700)		32,272,700

Principal Amount

U.S. GOVERNMENT AGENCIES — 11.5%
Federal Home Loan Bank — 11.5%
$75,000,000 1.00%, 05/01/09(c)	75,000,000
40,000,000 0.19%, 05/06/09(c)	39,998,944
60,000,000 0.14%, 06/26/09(c)	59,986,933

Total U.S. Government Agencies (Cost $174,985,877)	174,985,877

TOTAL INVESTMENTS — 99.9% (Cost $1,769,299,916)(a)	1,519,902,612
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%	1,916,527

NET ASSETS — 100.0%	$1,521,819,139

(a)	Represents cost for financial reporting purposes and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$37,682,602
Unrealized depreciation	(287,079,906)

Net unrealized depreciation	$(249,397,304)

(b)	Non-income producing security.

(c)	The rate represents the annualized yield at time of purchase.

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets

Banks	3.5%
Consumer Discretionary	11.5%
Consumer Staples	5.6%
Diversified Financials	6.5%
Energy	7.0%
Health Care	18.0%
Industrials	10.1%
Information Technology	7.1%
Insurance	7.7%
Telecommunication Services	9.3%
Other*	13.7%

*	Includes cash and equivalents, investment companies, U.S. government agencies, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
CONDENSED PORTFOLIO OF INVESTMENTS	April 30, 2009
(Unaudited)

Shares		Percentage of Net Assets (%)	Value

COMMON STOCKS — 63.3%
AUSTRALIA — 1.0%
18,641,302	Other Securities	1.0	$24,915,998

AUSTRIA — 0.2%
265,407	Other Securities	0.2	5,288,220

BELGIUM — 0.2%
223,215	Other Securities	0.2	5,885,620

BERMUDA — 0.4%
1,638,944	Other Securities	0.4	10,307,429

BRAZIL — 0.5%
3,215,359	Other Securities	0.5	14,211,695

CANADA — 1.9%
6,490,906	Other Securities	1.9	49,586,393

CHILE — 0.1%
60,564,166	Other Securities	0.1	2,080,903

CHINA — 0.3%
16,004,140	Other Securities	0.3	6,573,117

CYPRUS — 0.0%
119,500	Other Securities	0.0	282,748

DENMARK — 0.2%
324,545	Other Securities	0.2	4,907,909

FINLAND — 0.5%
1,264,643	Other Securities	0.5	12,795,408

FRANCE — 1.4%
2,914,143	Other Securities	1.4	35,510,229

GERMANY — 0.8%
1,627,941	Other Securities	0.8	20,274,399

GREECE — 0.2%
1,221,021	Other Securities	0.2	6,299,011

HONG KONG — 0.6%
108,262,815	Other Securities	0.6	14,826,791

HUNGARY — 0.0%
82,453	Other Securities	0.0	1,058,644

INDIA — 0.3%
3,797,094	Other Securities	0.3	8,757,416

INDONESIA — 0.1%
41,159,389	Other Securities	0.1	2,580,524

IRELAND — 0.2%
1,248,572	Other Securities	0.2	4,324,664

ISRAEL — 0.1%
850,545	Other Securities	0.1	2,879,901

ITALY — 0.5%
5,377,322	Other Securities	0.5	14,186,772

JAPAN — 4.6%
29,641,335	Other Securities	4.6	119,144,767

LIECHTENSTEIN — 0.0%
1,292	Other Securities	0.0	101,253

Shares		Percentage of Net Assets (%)	Value

LUXEMBOURG — 0.0%
257,521	Other Securities	0.0	$848,380

MALAYSIA — 0.2%
8,057,090	Other Securities	0.2	4,537,284

MEXICO — 0.2%
3,831,999	Other Securities	0.2	4,408,006

MONACO — 0.0%
560	Other Securities	0.0	34,497

NETHERLANDS — 0.4%
662,998	Other Securities	0.4	9,735,290

NEW ZEALAND — 0.1%
1,431,386	Other Securities	0.1	2,034,344

NORWAY — 0.2%
2,587,557	Other Securities	0.2	6,136,424

PERU — 0.0%
23,658	Other Securities	0.0	77,852

PHILIPPINES — 0.0%
12,338,575	Other Securities	0.0	1,178,047

POLAND — 0.1%
2,149,958	Other Securities	0.1	2,833,561

PORTUGAL — 0.2%
1,931,975	Other Securities	0.2	4,016,076

SINGAPORE — 0.2%
7,518,441	Other Securities	0.2	5,070,134

SOUTH AFRICA — 0.5%
5,013,273	Other Securities	0.5	12,735,348

SOUTH KOREA — 0.5%
973,142	Other Securities	0.5	13,253,597

SPAIN — 0.5%
1,910,801	Other Securities	0.5	14,392,106

SWEDEN — 0.3%
1,458,764	Other Securities	0.3	7,402,972

SWITZERLAND — 0.9%
599,861	Other Securities	0.9	24,525,954

TAIWAN — 0.5%
32,340,106	Other Securities	0.5	12,220,121

THAILAND — 0.1%
23,026,284	Other Securities	0.1	2,318,679

TURKEY — 0.1%
2,244,812	Other Securities	0.1	2,829,135

UNITED KINGDOM — 3.4%
31,908,301	Other Securities	3.4	90,278,749

UNITED STATES — 40.8%
405,000	ABM Industries, Inc.	0.3	7,095,600
359,366	Advance Auto Parts, Inc.	0.6	15,722,262
353,900	Aptargroup, Inc.	0.4	10,981,517
903,000	ASML Holding NV ADR	0.7	19,098,450

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
CONDENSED PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Shares		Percentage of Net Assets (%)	Value

UNITED STATES (continued)
413,721	Atheros Communications, Inc.(b)	0.3	$7,124,276
127,000	Bio-Rad Laboratories, Inc. - Class A(b)	0.3	8,850,630
606,924	Charles River Laboratories International, Inc.(b)	0.6	16,781,449
1,005,946	Citrix Systems, Inc.(b)	1.1	28,699,639
735,500	Cummins, Inc.	1.0	25,007,000
352,084	Dollar Tree, Inc.(b)	0.6	14,907,237
1,005,263	Dresser-Rand Group, Inc.(b)	0.9	24,759,628
375,000	Dun & Bradstreet Corp.	1.2	30,525,000
319,568	FMC Corp.	0.6	15,572,549
758,000	Global Payments, Inc.	0.9	24,301,480
298,000	HCC Insurance Holdings, Inc.	0.3	7,128,160
565,680	Henry Schein, Inc.(b)	0.9	23,215,507
400,000	IDEX Corp.	0.4	10,100,000
728,500	JC Penney Co., Inc.	0.9	22,357,665
909,500	Johnson Controls, Inc.	0.7	17,289,595
994,400	McCormick & Co., Inc.	1.1	29,285,080
148,000	Mettler-Toledo International, Inc.(b)	0.3	9,121,240
366,000	National Instruments Corp.	0.3	8,066,640
1,442,000	NetApp, Inc.(b)	1.0	26,388,600
195,000	Oceaneering International, Inc.(b)	0.3	8,886,150
1,916,784	SEI Investments Co.	1.0	26,892,480
306,300	Sensient Technologies Corp.	0.3	7,161,294
339,500	Sherwin-Williams Co. (The)	0.7	19,229,280
665,500	Ultra Petroleum Corp.(b)	1.1	28,483,400
476,700	Waste Connections, Inc.(b)	0.5	12,289,326
604,991	Waters Corp.(b)	1.0	26,722,452
255,700	West Pharmaceutical Services, Inc.	0.3	8,348,605
584,155	Wisconsin Energy Corp.	0.9	23,342,834
27,699,975	Other Securities	19.3	503,968,232

			1,067,703,257

Total Common Stocks (Cost $1,758,643,897)			1,655,349,624

EXCHANGE TRADED FUNDS — 5.7%
170,000	iShares MSCI Brazil Index Fund	0.3	7,667,000
60,100	iShares MSCI Japan Small Cap Index Fund	0.1	2,105,303
659,000	iShares MSCI Pacific ex-Japan Index Fund	0.7	18,300,430
1,317,400	iShares MSCI Singapore Index Fund	0.4	9,643,368
1,344,000	iShares MSCI Taiwan Index Fund	0.5	13,735,680
1,455,000	iShares S&P Smallcap 600 Index Fund	2.4	62,579,550
339,500	Midcap SPDR Trust Series 1 Fund	1.3	34,520,360

Shares		Percentage of Net Assets (%)	Value

55,000	SPDR Russell Nomura Small Cap Japan Fund	0.0	$1,768,250

Total Exchange Traded Funds (Cost $138,213,795)			150,319,941

RIGHTS/WARRANTS — 0.0%
1,986,298	Other Rights/Warrants	0.0	145,852

Total Rights/Warrants (Cost $208,024)			145,852

Principal Amount

U.S. GOVERNMENT AGENCIES — 14.0%
Federal Home Loan Bank — 14.0%
$86,000,000	1.00%, 05/01/09(c)	3.3	86,000,000
79,000,000	0.07%, 05/07/09(c)	3.0	78,999,079
100,000,000	0.12%, 05/12/09(c)	3.9	99,996,334
100,000,000	0.24%, 06/18/09(c)	3.8	99,967,866

Total U.S. Government Agencies (Cost $364,963,279)			364,963,279

U.S. GOVERNMENT SECURITIES — 15.4%
U.S. Treasury Bills — 15.4%
50,000,000	0.25%, 08/27/2009(c)	1.9	49,977,550
50,000,000	0.27%, 05/07/2009(c)	1.9	49,997,750
50,000,000	0.27%, 10/29/2009(c)	1.9	49,932,125
50,000,000	0.28%, 10/08/2009(c)	1.9	49,937,778
50,000,000	0.30%, 05/14/2009(c)	1.9	49,994,583
100,000,000	0.33%, 07/30/2009(c)	3.8	99,966,200
53,000,000	0.43%, 09/03/2009(c)	2.1	52,971,486

Total U.S. Government Securities (Cost $402,661,802)			402,777,472

Shares

INVESTMENT COMPANY — 0.2%
3,864,600	SEI Daily Income Trust Government II Fund, Class A	0.2	3,864,600

Total Investment Company (Cost $3,864,600)			3,864,600

Contracts

PUT OPTIONS PURCHASED — 0.1%
UNITED STATES — 0.1%
750	S&P 500 Index, Strike $800.00, Expires 09/19/09	0.1	$3,517,500
Total Put Options Purchased (Cost $6,699,750)			3,517,500

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
CONDENSED PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Shares		Percentage of Net Assets (%)	Value

CASH SWEEP — 0.7%
18,916,474	Citibank Dollars on Deposit in Custody Account	0.7	$18,916,474

Total Cash Sweep (Cost $18,916,474)			18,916,474

TOTAL INVESTMENTS — 99.4% (Cost $2,694,171,621)(a)			2,599,854,742
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%			16,219,073

NET ASSETS — 100.0%			$2,616,073,815

(a)	Represents cost for financial reporting purposes and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$153,341,034
Unrealized depreciation	(247,657,913)

Net unrealized depreciation	$(94,316,879)

(b)	Non-income producing security.

(c)	The rate represents the annualized yield at time of purchase.

This Condensed Portfolio of Investments does not reflect the complete portfolio holdings of the Fund. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete Portfolio of Investments is available (i) without charge, upon request, by calling (800) 607-2200; and (ii) on the SEC’s website at http://www.sec.gov.

ADR — American Depositary Receipt

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets

Banks	2.0%
Consumer Discretionary	8.2%
Consumer Staples	5.4%
Diversified Financials	3.3%
Energy	5.6%
Health Care	8.5%
Industrials	10.5%
Information Technology	9.0%
Insurance	2.5%
Materials	5.5%
Real Estate	0.9%
Telecommunication Services	0.5%
Utilities	1.6%
Other*	36.5%

*

Includes cash and equivalents, exchange traded funds, rights/warrants, U.S. government agencies and securities, put options purchased, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS	April 30, 2009
(Unaudited)

Shares		Value

COMMON STOCKS — 13.5%
AUSTRALIA — 0.2%
271,940	Austal Ltd.	$513,620
258,790	Australian Worldwide Exploration Ltd.(b)	455,143
812,390	Beach Petroleum Ltd.	450,274
228,390	Harvey Norman Holdings Ltd.	493,186
843,130	International Ferro Metals Ltd.	459,612
29,700	Leighton Holdings Ltd.	452,829
903,930	Mount Gibson Iron Ltd.(b)	410,285
320,890	Qantas Airways Ltd.	462,944

		3,697,893

AUSTRIA — 0.1%
59,040	Schoeller-Bleckmann Oilfield Equipment AG(b)	1,833,669

BELGIUM — 0.1%
46,070	Anheuser-Busch InBev NV	1,415,749
111,170	Euronav NV	1,600,186

		3,015,935

BERMUDA — 0.1%
11,310	Arch Capital Group Ltd.(b)	653,492
41,580	Helen of Troy Ltd.(b)	663,201

		1,316,693

BRAZIL — 0.3%
294,044	BM&FBOVESPA SA	1,208,980
123,000	Petroleo Brasileiro SA - ADR	3,318,540
145,200	Tam SA - ADR(b)	968,484

		5,496,004

CANADA — 1.0%
500,000	Asian Coast Development Ltd.(c)	15,000,000
201,370	Centerra Gold, Inc.(b)	1,122,191
90,880	Freehold Royalty Trust	891,817
184,000	Highpine Oil & Gas Ltd.(b)	841,901
35,940	Husky Energy, Inc.	870,716
12,800	Westshore Terminals Income Fund	111,200
93,300	Westshore Terminals Income Fund	801,412

		19,639,237

CHINA — 0.1%
1,253,000	Beijing Capital International Airport Co. Ltd. - H Shares	791,283
645,700	BOE Technology Group Co. Ltd. - B Shares(b)	119,632
2,948,000	China Construction Bank Corp. - H Shares	1,701,935
9,590	China Southern Airlines Co. Ltd. - ADR(b)	112,011
216,900	Shandong Chenming Paper Holdings Ltd. - B Shares	106,599
1	Shanghai Friendship Group, Inc. Ltd. - B Shares	1

Shares		Value

CHINA (continued)
570,050	Sichuan Expressway Co. Ltd. - H Shares(b)	$142,469

		2,973,930

CZECH REPUBLIC — 0.0%
920	Philip Morris CR AS(b)	244,944

DENMARK — 0.1%
207,280	Dampskibsselskabet Torm AS	1,888,541

EGYPT — 0.1%
80,144	Orascom Telecom Holding SAE - GDR	2,244,833
52,850	Oriental Weavers	249,246

		2,494,079

FINLAND — 0.2%
155,809	Fortum Oyj	3,142,703

FRANCE — 0.2%
49,460	Groupe Danone	2,352,648
42,407	Pernod-Ricard SA	2,504,859

		4,857,507

GERMANY — 0.3%
85,470	Demag Cranes AG	1,803,153
122,672	E.ON AG(b)	4,148,397

		5,951,550

GREECE — 0.1%
318,300	Mytilineos Holdings SA	2,037,219

HONG KONG — 0.3%
615,660	China Properties Group Ltd.	104,310
21,550,000	GOME Electrical Appliances Holdings Ltd.(c)	1,557,151
15,472	Hopewell Highway Infrastructure Ltd.	8,454
174,310	Hopewell Holdings Ltd.	448,719
3,858,000	Hutchison Telecommunications Hong Kong Holdings Ltd.(b)(c)	363,396
3,827,000	Hutchison Telecommunications International Ltd.(b)	706,139
15,869,000	Pacific Andes Holdings Ltd.	2,287,134
4,640,750	Sino Union Petroleum & Chemical International Ltd.(b)	427,044

		5,902,347

INDIA — 0.1%
109,750	Deccan Chronicle Holdings Ltd.	134,479
102,360	Hindalco Industries Ltd.	111,141
12,010	Hindustan Zinc Ltd.	116,577
440,980	Ispat Industries Ltd.(b)	117,896
120,830	Mangalore Refinery & Petrochemicals Ltd.	119,667
131,410	Petronet LNG Ltd.	136,612
54,050	Sesa Goa Ltd.	121,668
8,810	Tata Tea Ltd.	119,950

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Shares		Value

INDIA (continued)
208,320	UCO Bank	$120,062

		1,098,052

IRELAND — 0.0%
139,100	Elan Corp. Plc - ADR(b)	822,081

ISRAEL — 0.1%
53,500	Teva Pharmaceutical Industries Ltd. - ADR	2,348,115

ITALY — 0.2%
836,000	Intesa Sanpaolo SpA	2,663,381
192,940	Mediobanca SpA	2,226,049

		4,889,430

JAPAN — 0.8%
96,800	Aeon Mall Co. Ltd.	1,267,162
33,000	Arcs Co. Ltd.	406,887
101,000	Asahi Diamond Industrial Co. Ltd.	480,271
26,000	BML, Inc.	459,175
35,000	Cosmos Pharmaceutical Corp.	456,270
120,000	Daiei, Inc. (The)(b)	463,601
33,700	Daisyo Corp.	436,220
42,900	East Japan Railway Co.	2,417,387
30,000	FUJI SOFT, Inc.	425,782
1,000	Geo Corp.	564,393
42,000	Kanto Auto Works Ltd.	457,254
167,000	Mitsui Sugar Co. Ltd.	448,617
71,000	Nidec Copal Corp.	461,539
10,900	Nintendo Co. Ltd.	2,930,586
433,000	Nippon Coke & Engineering Co. Ltd.	464,329
119,000	Nippon Denko Co. Ltd.	507,350
21,400	Nippon Telegraph & Telephone Corp.	806,363
333	NTT DoCoMo, Inc.	464,665
22,000	Ryoshoku Ltd.	449,213
113,000	Tomy Co. Ltd.	458,851
137,000	Toyo Engineering Corp.	435,975
60,000	Unipres Corp.	439,849
17,000	Yaoko Co. Ltd.	460,126

		16,161,865

MALAYSIA — 0.0%
136,500	Berjaya Land Berhad	126,198
196,700	HAP Seng Consolidated Berhad	125,183
53,560	Petronas Dagangan Berhad	118,765
		370,146
MEXICO — 0.4%
231,300	America Movil SAB de CV - ADR, Series L	7,598,205
699,300	Grupo Financiero Banorte SAB de CV - Series O	1,078,885

		8,677,090

Shares		Value

NETHERLANDS — 0.2%
142,590	CSM NV	$1,809,298
81,890	Sligro Food Group NV	1,862,875

		3,672,173

OMAN — 0.0%
17,722	Bank Muscat SAOG - GDR	119,624

RUSSIA — 0.1%
26,700	Gazprom OAO - ADR	477,396
33,660	MMC Norilsk Nickel - ADR	277,695
6,480	Mobile Telesystems OJSC - ADR	214,747
3,800	NovaTek OAO - GDR	134,900

		1,104,738

SINGAPORE — 0.1%
4,611,700	Chartered Semiconductor Manufacturing Ltd.(b)	510,555
74,620	DBS Group Holdings Ltd.	474,384
62,830	Singapore Airlines Ltd.	451,879

		1,436,818

SOUTH AFRICA — 0.1%
118,630	Aquarius Platinum Ltd.	433,898
29,690	ArcelorMittal South Africa Ltd.	281,247
6,210	Assore Ltd.	327,034
70,030	Barloworld Ltd.	296,179
50,580	Imperial Holdings Ltd.	325,721

		1,664,079

SOUTH KOREA — 0.2%
21,660	Global & Yuasa Battery Co. Ltd.	503,627
61,650	Hyundai Hysco	444,665
4,150	Hyundai Mipo Dockyard	483,524
17,980	Kolon Industries, Inc.	496,154
54,340	Lotte Midopa Co. Ltd.	575,386
1,510	POSCO	465,654
1,260	Young Poong Corp.	462,320

		3,431,330

SPAIN — 0.4%
181,640	Banco Espanol de Credito SA	1,887,255
118,800	Gas Natural SDG SA	1,883,764
793,800	Iberdrola Renovables SA(b)	3,223,474
61,500	Telefonica SA	1,165,188

		8,159,681

SWITZERLAND — 0.6%
2,140	Elektrizitaets-Gesellschaft Laufenburg AG	1,920,561
72,200	Nestle SA	2,353,484
34,900	Novartis AG	1,320,906
29,467	Roche Holding AG	3,715,910
10,570	Valora Holding AG	1,846,459

		11,157,320

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Shares		Value

TAIWAN — 0.1%
128,330	Ability Enterprise Co. Ltd.	$128,392
206,050	Chi Mei Optoelectronics Corp.	102,491
50,000	Chinese Maritime Transport Ltd.	123,912
133,000	Chroma ATE, Inc.	127,741
746,460	Chunghwa Picture Tubes Ltd.	124,360
468,270	CMC Magnetics Corp.(b)	99,412
121,320	Compal Communications, Inc.	93,583
49,520	Dynapack International Technology Corp.	124,620
81,340	Formosa Chemicals & Fibre Corp.	129,266
415,530	HannStar Display Corp.	95,717
90,480	Quanta Computer, Inc.	134,712
119,000	Quanta Storage, Inc.	130,487
90,010	Radiant Opto-Electronics Corp.	107,709
99,000	Senao International Co. Ltd.	124,110
108,540	Siliconware Precision Industries Co.	140,787
429,120	Tatung Co. Ltd.(b)	114,500
672,000	TPO Displays Corp.(b)	79,915
357,000	Yieh Phui Enterprise Co. Ltd.	115,577

		2,097,291

THAILAND — 0.0%
242,450	Airports of Thailand Public Co. Ltd.	128,053
63,900	Electricity Generating Public Co. Ltd. - NVDR	123,203
344,300	Precious Shipping Public Co. Ltd.	123,187
254,900	Thai Plastic & Chemical Public Co. Ltd.	121,763
67,100	Thai Plastic & Chemical Public Co. Ltd. - FOR	32,053
242,990	Thoresen Thai Agencies Public Co. Ltd.	112,075

		640,334

TURKEY — 0.0%
387,410	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve
	Ticaret AS	292,654
53,640	Turk Hava Yollari AO(b)	262,573

		555,227

UNITED KINGDOM — 1.0%
201,190	Close Brothers Group Plc.	1,859,217
659,470	Game Group Plc	1,918,304
492,550	Man Group Plc.	1,820,596
360,260	Renishaw Plc.	2,061,588
1,037,503	Rolls-Royce Group Plc(b)	5,143,296
89,017,757	Rolls-Royce Group Plc - C Shares(b)	131,689
394,700	Tesco Plc	1,955,671
1,389,400	Vodafone Group Plc.	2,553,679

Shares		Value

UNITED KINGDOM (continued)
529,400	WPP Plc	$3,622,127

		21,066,167

UNITED STATES — 5.9%
22,240	Aaron’s, Inc.	746,374
27,780	Alexander & Baldwin, Inc.	740,059
76,570	Alkermes, Inc.(b)	585,760
36,430	Alpha Natural Resources, Inc.(b)	746,086
41,400	Amazon.com, Inc.(b)	3,333,528
122,550	American Equity Investment Life Holding Co.	689,956
27,520	Ameriprise Financial, Inc.	725,152
36,110	Amsurg Corp.(b)	741,699
15,300	Anadarko Petroleum Corp.	658,818
45,900	Apple, Inc.(b)	5,775,597
28,080	Arkansas Best Corp.	648,086
34,500	AT&T, Inc.	883,890
37,000	Autodesk, Inc.(b)	737,780
45,300	Baker Hughes, Inc.	1,611,774
24,100	Baxter International, Inc.	1,168,850
46,220	Beacon Roofing Supply, Inc.(b)	734,898
55,400	Bed Bath & Beyond, Inc.(b)	1,685,268
55,490	BJ Services Co.	770,756
28,100	Celgene Corp.(b)	1,200,432
29,000	Cephalon, Inc.(b)	1,902,690
14,780	Chubb Corp.	575,681
89,100	Cisco Systems, Inc.(b)	1,721,412
33,860	Cliffs Natural Resources, Inc.	780,812
59,400	Coca-Cola Co. (The)	2,557,170
16,240	Contango Oil & Gas Co.(b)	615,334
84,140	Daktronics, Inc.	760,626
9,050	Diamond Offshore Drilling, Inc.	655,310
120,050	DiamondRock Hospitality Co.(b)	779,124
49,700	DISH Network Corp. - Class A(b)	658,525
28,400	DPL, Inc.	637,012
63,560	Employers Holdings, Inc.	530,090
27,940	Encore Wire Corp.	610,210
20,370	ENSCO International, Inc.	576,064
12,400	EOG Resources, Inc.	787,152
16,370	Fluor Corp.	619,932
95,020	Force Protection, Inc.(b)	724,052
29,700	Forest Laboratories, Inc.(b)	644,193
52,440	Fred’s, Inc. - Class A	716,330
20,280	GameStop Corp. - Class A(b)	611,645
43,990	Gap, Inc. (The)	683,605
31,630	Genesco, Inc.(b)	720,531
68,300	Gilead Sciences, Inc.(b)	3,128,140
7,200	Goldman Sachs Group, Inc. (The)	925,200
7,200	Google, Inc. - Class A(b)	2,850,984
22,050	Gulfmark Offshore, Inc.(b)	592,704
15,730	Henry Schein, Inc.(b)	645,559

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Shares		Value

UNITED STATES (continued)
50,750	Herman Miller, Inc.	$754,652
22,500	Hubbell, Inc. - Class B	747,000
17,970	Infinity Property & Casuality Corp.	633,263
37,750	Jo-Ann Stores, Inc.(b)	691,580
139,000	JPMorgan Chase & Co.	4,587,000
277,100	Juniper Networks, Inc.(b)	5,999,215
14,750	Kohl’s Corp.(b)	668,912
23,480	LB Foster Co. - Class A(b)	768,970
58,980	Marcus Corp.	749,046
33,840	Marten Transport Ltd.(b)	701,842
9,900	Mastercard, Inc. - Class A	1,816,155
123,010	McMoRan Exploration Co.(b)	675,325
138,600	Microsoft Corp.	2,808,036
15,800	Monsanto Co.	1,341,262
27,590	Morgan Stanley	652,228
28,020	Mueller Industries, Inc.	615,599
34,380	Multi-Fineline Electronix, Inc.(b)	690,007
62,970	Murphy Oil Corp.	3,004,299
9,860	National Presto Industries, Inc.	702,624
59,100	NIKE, Inc. - Class B	3,100,977
24,010	Noble Corp.	656,193
36,100	Northern Trust Corp.	1,962,396
2,800	NVR, Inc.(b)	1,415,036
16,070	Odyssey Re Holdings Corp.	615,320
30,560	Pantry, Inc. (The)(b)	721,827
53,300	Patterson-UTI Energy, Inc.	677,443
85,700	PDL BioPharma, Inc.	612,755
24,930	Peabody Energy Corp.	657,903
49,090	Perot Systems Corp. - Class A(b)	690,205
24,200	Praxair, Inc.	1,805,562
60,100	Red Hat, Inc.(b)	1,037,927
85,820	RPC, Inc.	918,274
123,250	Sapient Corp.(b)	632,272
30,720	Scansource, Inc.(b)	759,091
50,800	Schlumberger Ltd.	2,488,692
15,650	Schnitzer Steel Industries, Inc. - Class A	775,614
59,800	Smith International, Inc.	1,545,830
35,870	SonoSite, Inc.(b)	647,095
25,990	STERIS Corp.	626,359
17,520	Suburban Propane Partners LP	700,800
22,410	Thomas & Betts Corp.(b)	697,399
89,620	TiVo, Inc.(b)	672,150
19,820	Torchmark Corp.	581,321
14,830	Travelers Cos., Inc. (The)	610,106
43,810	Unum Group	715,855
133,690	Viropharma, Inc.(b)	752,675
46,800	Wal-Mart Stores, Inc.	2,358,720
26,880	Walter Energy, Inc.	612,864
133,900	WellPoint, Inc.(b)	5,725,564
40,900	Werner Enterprises, Inc.	668,715
55,930	Willbros Group, Inc.(b)	640,958
31,080	World Acceptance Corp.(b)	922,454

Shares		Value

UNITED STATES (continued)
12,700	XTO Energy, Inc.	$440,182
26,700	Yum! Brands, Inc.	890,445

		119,138,844

Total Common Stocks (Cost $289,112,639)		273,102,656

EXCHANGE TRADED FUNDS — 6.0%
UNITED STATES — 6.0%
790,000	iShares iBoxx High Yield Corp. Bond Fund	60,253,300
300,000	iShares MSCI South Korea Index Fund	10,266,000
450,000	iShares MSCI Taiwan Index Fund	4,599,000
520,000	SPDR Gold Trust(b)	45,380,400

Total Exchange Traded Funds (Cost $118,345,531)		120,498,700

PREFERRED STOCKS — 0.0%
UNITED STATES — 0.0%
5,000	Crown Castle International Corp., Cnv.(b)	228,800
225,000	Fannie Mae(b)	186,750
250,000	Freddie Mac(b)	127,500

Total Preferred Stocks (Cost $6,953,580)		543,050

RIGHTS/WARRANTS — 0.0%
NETHERLANDS — 0.0%
142,590	CSM NV, Rights, Expires 05/06/09	0

UNITED STATES — 0.0%
483,600	Sapphire Industrials Corp., Warrants, Expires 01/17/12(b)	58,032

Total Rights/Warrants (Cost $261,158)		58,032

Principal Amount

BANK LOANS — 6.5%
UNITED STATES — 6.5%
$500,000	Accellent, Inc., 2.75%, 11/22/12(d)	408,750
3,558,918	Accellent, Inc., 3.76%, 11/22/12(d)	2,909,415
1,941,937	Affiliated Computer Services, Inc., 2.56%, 03/20/13(d)	1,823,803
500,000	Alliance HealthCare Services, Inc., 3.56%, 12/29/11(d)	473,750

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Principal Amount		Value

UNITED STATES (continued)
$1,000,000	Amscan Holdings, Inc., 2.25%, 05/27/13(d)	$852,500
278,099	ARAMARK Corp., 3.10%, 01/26/14(d)	253,001
17,668	ARAMARK Corp., 3.31%, 01/26/14(d)	16,073
798,387	Bausch & Lomb, Inc., 3.25%, 04/24/15(d)	689,407
201,613	Bausch & Lomb, Inc., 3.25%, 04/24/15(d)	174,093
997,468	Biomet, Inc., 3.44%, 03/25/15(d)	929,346
3,727,910	Birds Eye Foods, Inc., 1.75%, 03/22/13(d)	3,411,038
987,342	Brocade Communication Systems, Inc., 6.25%, 10/07/13(d)	962,658
3,750,000	BSC International Holding Ltd., 1.75%, 04/21/11(d)	3,482,813
794,375	Cablevision Systems Corp., 2.95%, 03/29/13(d)	731,818
2,850,000	Calpine Corp., 2.88%, 03/29/14(d)	2,420,719
750,000	Centennial Cellular Operating Co. LLC, 3.22%, 02/09/11(d)	740,090
2,000,000	Central Garden & Pet Co., 1.50%, 09/30/12(d)	1,542,500
1,993,012	Cequel Communications LLC, 2.52%, 11/05/13(d)	1,799,192
1,646,533	Chattem, Inc., 2.84%, 01/02/13(d)	1,555,974
1,911,822	CommScope, Inc., 2.91%, 12/28/14(d)	1,684,793
996,657	CommScope, Inc., 3.47%, 12/26/14(d)	869,583
125,115	Community Health Systems, Inc., 2.77%, 07/25/14(d)	112,618
2,452,490	Community Health Systems, Inc., 4.44%, 07/25/14(d)	2,207,521
250,000	Crown Americas LLC/Crown Americas Capital Corp., 2.20%, 11/15/12(d)	238,750
212,978	Davita, Inc., 2.94%, 10/05/12(d)	199,335
3,296,183	Dean Foods Co., 2.02%, 04/02/14(d)	3,058,126
670,475	DirecTV Holdings LLC/DirecTV Financing Co., 2.02%, 04/13/13(d)	651,199
2,200,043	DJO Finance LLC/DJO Finance Corp., 4.22%, 05/20/14(d)	1,937,138

Principal Amount		Value

UNITED STATES (continued)
$4,575,000	Dollar General Corp., 3.30%, 07/07/14(d)	$4,210,272
1,750,000	Dresser, Inc., 2.77%, 05/04/14(d)	1,494,792
2,235,574	Education Management LLC/Education Management Finance Corp., 3.25%, 06/01/13(d)	1,993,654
1,515,533	Flextronics International Ltd., 2.25%, 10/01/14(d)	1,159,383
660,056	Flextronics International Ltd., 2.25%, 10/01/14(d)	504,943
1,000,000	Flextronics International Ltd., 2.25%, 10/01/14(d)	765,000
3,251,374	Flowserve Corp., 2.69%, 08/10/12(d)	3,125,383
159,182	Fresenius Medical Care Holdings, Inc., 2.84%, 03/31/13(d)	150,924
1,000,000	Fresenius SE, 6.75%, 09/10/14(d)	996,000
2,933,735	Generale de Geophysique, 3.63%, 01/12/14(d)	2,669,699
2,234,112	Georgia-Pacific LLC, 3.29%, 12/20/12(d)	2,074,235
955,215	Graham Packaging Co. LP, 2.75%, 10/07/11(d)	857,571
2,268,966	Graphic Packaging International, Inc., 3.31%, 05/16/14(d)	2,077,365
1,816,350	Hanesbrands, Inc., 4.75%, 09/05/13(d)	1,767,913
2,243,671	Huish Detergents, Inc., 2.25%, 04/26/14(d)	1,980,040
4,000,000	Insight Midwest Holdings LLC, 3.91%, 04/07/14(d)	3,650,000
460,291	Intelsat Corp., 2.99%, 01/03/14(d)	418,482
1,000,000	Iowa Telecommunications Services, Inc., 2.99%, 11/23/11(d)	910,000
956,942	Isle of Capri Casinos, Inc., 2.97%, 11/25/13(d)	765,553
1,994,924	ISP Chemco, Inc., 2.75%, 06/04/14(d)	1,797,925
2,174,752	Itron, Inc., 2.23%, 04/18/14(d)	2,079,607
288,698	Jarden Corp., 4.00%, 01/24/12(d)	275,274
12,991	Jarden Corp., 4.00%, 01/24/12(d)	12,387
2,456,013	L-1 Identity Solutions, Inc., 6.75%, 08/05/13(d)	2,380,286
1,243,750	Life Technologies Corp., 5.25%, 09/19/15(d)	1,237,921

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Principal Amount		Value

UNITED STATES (continued)
$4,600,000	Metavante Corp., 1.75%, 11/01/14(d)	$4,404,500
2,422,012	Michael Foods, Inc., 2.31%, 11/21/10(d)	2,401,829
1,000,000	Michael Foods, Inc., 4.50%, 04/27/14(d)	840,000
2,000,000	Mirant North America LLC, 1.75%, 01/03/13(d)	1,864,376
3,580,619	Mylan Laboratories, Inc., 3.81%, 10/02/14(d)	3,395,619
1,000,000	Nalco Co., 1.75%, 11/04/10(d)	984,688
1,305,652	Nielsen Finance LLC/Nielsen Finance Co., 2.47%, 08/09/13(d)	1,102,831
1,157,223	NRG Energy, Inc., 1.60%, 02/01/13(d)	1,073,807
2,205,194	NRG Energy, Inc., 2.72%, 02/01/13(d)	2,046,237
3,237,787	Nuveen Investments, Inc., 3.44%, 11/13/14(d)	2,098,490
3,721,975	Penn National Gaming, Inc., 2.27%, 10/03/12(d)	3,463,506
2,087,912	Petco Animal Supplies Stores, Inc., 2.25%, 10/26/13(d)	1,870,769
1,994,937	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 3.20%, 04/02/14(d)	1,655,797
1,746,293	Psychiatric Solutions, Inc., 2.27%, 07/02/12(d)	1,601,132
1,000,000	Rental Service Corp., 4.67%, 11/30/13(d)	644,375
2,667,425	Rockwood Specialties Group, Inc., 2.27%, 07/30/12(d)	2,391,157
3,145,198	Sally Holdings LLC/Sally Capital, Inc., 2.77%, 11/16/13(d)	2,826,746
822,432	Solo Cup Co., 4.69%, 02/27/11(d)	765,375
357,266	Sungard Data Systems, Inc., 4.14%, 02/28/14(d)	319,952
497,500	Sungard Data Systems, Inc., 6.75%, 02/28/14(d)	487,372
552,544	Telesat Canada/Telesat LLC, 3.00%, 10/31/14(d)	508,340
1,047,457	Telesat Canada/Telesat LLC, 3.00%, 10/31/14(d)	963,660
2,000,000	Time Warner Telecom Holdings, Inc., 2.00%, 01/07/13(d)	1,817,142
1,864,065	Tranche A Term Loan, 3.46%, 11/16/12(d)	1,683,959

Principal Amount			Value

UNITED STATES (continued)
$1,150,000		TransDigm, Inc., 3.23%, 06/23/13(d)	$1,049,375
2,500,000		URS Corp., 2.43%, 11/15/12(d)	2,378,125
1,496,250		Vanguard Health Holding Co. II LLC, 2.73%, 09/23/11(d)	1,400,864
2,679,252		Virgin Media Investment Holdings Ltd., 3.50%, 09/03/12(d)	2,464,912
2,150,000		Visant Corp., 2.50%, 12/21/11(d)	1,999,500
887,790		Warner Chilcott Corp., Class B, 2.52%, 01/18/12(d)	830,971
311,364		Warner Chilcott Corp., Class C, 2.52%, 01/18/12(d)	291,436
1,496,183		West Corp., 2.88%, 10/24/13(d)	1,256,378
994,937		Windstream Corp., 2.59%, 07/17/13(d)	927,623
1,481,250		Wrigley Jr. Co., 6.50%, 07/17/14(d)	1,479,558

Total Bank Loans (Cost $123,596,911)			130,781,013

CORPORATE BONDS — 46.7%
AUSTRALIA — 0.2%
2,000,000		BHP Billiton Finance USA Ltd., 5.50%, 04/01/14	2,105,736
1,000,000		Rio Tinto Finance USA Ltd., 8.95%, 05/01/14	1,035,088

			3,140,824

AUSTRIA — 0.2%
2,800,000		A-TEC Industries AG, Cnv., 6.19%, 05/10/14(e)	4,873,912

BERMUDA — 1.3%
7,000,000	(f)	Celestial Nutrifoods Ltd., Cnv., 15.73%, 06/12/11(g)	2,904,946
2,250,000		Intelsat Jackson Holdings Ltd., 11.25%, 06/15/16	2,300,625
2,050,000		Intelsat Ltd., 7.63%, 04/15/12	1,845,000
1,000,000		Intelsat Subsidiary Holding Co. Ltd., 8.50%, 01/15/13(h)	990,000
1,500,000		Intelsat Subsidiary Holding Co. Ltd., 8.88%, 01/15/15(h)	1,477,500
5,500,000		Pacific Andes Holdings Ltd., Cnv., 4.00%, 04/18/12	4,018,575
200,000		Petroplus Finance Ltd., 6.75%, 05/01/14(h)	165,000

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Principal Amount			Value

BERMUDA (continued)
$12,000,000		Petroplus Finance Ltd., Cnv., 3.38%, 03/26/13	9,973,656
2,500,000		Petroplus Finance Ltd., Cnv., 3.38%, 03/26/13	2,077,845

			25,753,147

CANADA — 0.6%
3,000,000		Barrick Gold Corp., 6.95%, 04/01/19	3,172,644
1,150,000		Celestica, Inc., 7.88%, 07/01/11	1,138,500
1,615,000		Celestica, Inc., 7.63%, 07/01/13	1,534,250
1,000,000		Potash Corp. of Saskatchewan, Inc., 5.25%, 05/15/14	1,024,764
350,000		Shaw Communications, Inc., 7.20%, 12/15/11	356,125
3,150,000		Videotron Ltee, 6.88%, 01/15/14	3,059,438
100,000		Videotron Ltee, 9.13%, 04/15/18	103,875
1,750,000		Videotron Ltee, 9.13%, 04/15/18(h)	1,817,812

			12,207,408

FRANCE — 0.0%
500,000		Cie Generale de Geophysique- Veritas, 7.75%, 05/15/17	400,000

GERMANY — 0.1%
500,000		Kabel Deutschland GmbH, 10.63%, 07/01/14	510,000
2,637,000	(i)	Kreditanstalt Fuer Wiederaufbau, 6.50%, 11/15/11	1,564,736

			2,074,736

HONG KONG — 1.0%
10,700,000		China Milk Products Group Ltd., Cnv., 12.68%, 01/05/12(g)	10,445,105
72,300,000	(j)	FU JI Food and Catering Services Holdings Ltd., Cnv., 11.58%, 11/09/09(g)	9,916,138

			20,361,243

INDIA — 0.8%
16,000,000		Ranbaxy Laboratories Ltd., Cnv., 8.41%, 03/18/11(g)	15,515,728

LUXEMBOURG — 1.1%
1,000,000		FMC Finance III SA, 6.88%, 07/15/17	980,000

Principal Amount			Value

LUXEMBOURG (continued)
$18,800,000	(j)	Weather Capital Finance SA, Cnv., 4.75%, 02/27/13	20,781,910

			21,761,910

MALAYSIA — 0.4%
19,200,000	(j)	Berjaya Land Berhad, Cnv., 8.00%, 08/15/11	5,565,837
3,000,000		Feringghi Capital Ltd., Cnv., 10.30%, 12/22/09(g)	3,356,217

			8,922,054

NETHERLANDS — 0.7%
5,118,750	(j)	EM.TV Finance BV, Cnv., 5.25%, 05/08/13	3,548,392
9,380,000		Shell International Finance BV, 4.00%, 03/21/14	9,672,890

			13,221,282

NEW ZEALAND — 0.1%
3,074,000	(j)	European Investment Bank, 6.50%, 09/10/14	1,834,952

NORWAY — 0.1%
1,500,000		Subsea 7, Inc., Cnv., 2.80%, 06/06/11	1,196,250

SINGAPORE — 0.5%
250,000		Flextronics International Ltd., 6.50%, 05/15/13	234,375
10,214,000		Flextronics International Ltd., Cnv., 1.00%, 08/01/10	9,422,415

			9,656,790

SOUTH AFRICA — 0.0%
5,000,000	(j)	Harmony Gold Mining Co., Ltd., Cnv., 4.88%, 05/21/09	582,543

SWEDEN — 0.0%
910,000	(i)	Svensk Exportkredit AB, 7.63%, 06/30/14	526,250

TAIWAN — 0.1%
2,500,000		Compal Electronics, Inc., Cnv., 8.73%, 08/19/10(g)	2,600,000

THAILAND — 0.4%
10,200,000		Thoresen Thai Agencies Public Co. Ltd., Cnv., 2.50%, 09/24/12	8,191,069

UNITED ARAB EMIRATES — 0.4%
12,350,000		Dana Gas Sukuk Ltd., Cnv., 7.50%, 10/31/12	7,610,688

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Principal Amount		Value

UNITED KINGDOM — 2.1%
$5,000,000	Anglo American Capital Plc, 9.38%, 04/08/14(h)	5,188,500
1,150,000	British Sky Broadcasting Group Plc, 8.20%, 07/15/09	1,163,733
400,000	British Sky Broadcasting Group Plc, 6.10%, 02/15/18(h)	363,828
6,000,000	International Power (Jersey) Ltd., Cnv., 3.25%, 07/20/13	6,608,891
6,000,000	International Power Finance (Jersey) III Ltd., Cnv., 4.75%, 06/05/15	6,112,728
17,325,000	Shire Plc, Cnv., 2.75%, 05/09/14	14,348,444
9,500,000	Vedanta Finance (Jersey) Ltd., Cnv., 4.60%, 02/21/26	6,756,875
2,250,000	Virgin Media Finance Plc, 9.13%, 08/15/16	2,216,250

		42,759,249

UNITED STATES — 36.6%
3,000,000	ADC Telecommunications, Inc., Cnv., 2.70%, 06/15/13(d)	2,077,500
4,000,000	AES Corp. (The), 9.75%, 04/15/16(h)	3,960,000
2,500,000	AES Corp. (The), 8.00%, 10/15/17	2,287,500
2,425,000	Airgas, Inc., 7.13%, 10/01/18(h)	2,358,312
2,500,000	AK Steel Corp., 7.75%, 06/15/12	2,237,500
2,500,000	Alexandria Real Estate Equities, Inc., REIT, 8.00%, 04/15/29	2,640,625
6,045,000	Alexandria Real Estate Equities, Inc., REIT, Cnv., 3.70%, 01/15/27(h)	4,647,094
1,000,000	Allbritton Communications Co., 7.75%, 12/15/12	455,000
2,500,000	Alliant Techsystems, Inc., 6.75%, 04/01/16	2,431,250
500,000	Allied Waste North America, Inc., 6.38%, 04/15/11	502,500
2,250,000	Allied Waste North America, Inc., 7.88%, 04/15/13	2,283,750
3,250,000	Allied Waste North America, Inc., 7.38%, 04/15/14	3,250,000

Principal Amount		Value

UNITED STATES (continued)
$1,000,000	Allied Waste North America, Inc., 7.13%, 05/15/16	980,000
2,000,000	Altria Group, Inc., 7.75%, 02/06/14	2,143,454
3,000,000	Altria Group, Inc., 9.25%, 08/06/19	3,435,252
600,000	American Tower Corp., 7.13%, 10/15/12	603,750
2,450,000	American Tower Corp., 7.00%, 10/15/17	2,413,250
2,500,000	Amerigas Partners LP, 7.25%, 05/20/15	2,443,750
2,500,000	Amkor Technology, Inc., Cnv., 2.50%, 05/15/11	2,096,875
13,000,000	Amylin Pharmaceuticals, Inc., Cnv., 2.50%, 04/15/11	11,001,250
7,000,000	ARAMARK Corp., 8.50%, 02/01/15	6,685,000
1,750,000	Arch Western Finance LLC, 6.75%, 07/01/13	1,526,875
100,000	ArecelorMittal, Cnv., 5.00%, 05/15/14	100,000
3,000,000	Avon Products, Inc., 5.63%, 03/01/14	3,080,529
2,823,000	Ball Corp., 6.88%, 12/15/12	2,823,000
250,000	Ball Corp., 6.63%, 03/15/18	241,250
2,000,000	Bausch & Lomb, Inc., 9.88%, 11/01/15	1,815,000
1,000,000	Biomet, Inc., 10.00%, 10/15/17	1,040,000
3,000,000	Biomet, Inc., 11.63%, 10/15/17	2,910,000
3,000,000	Black & Decker Corp., 8.95%, 04/15/14	3,158,799
3,250,000	Cablevision Systems Corp., Series B, 8.00%, 04/15/12	3,233,750
10,000,000	Cadence Design Systems, Inc., Cnv., 1.38%, 12/15/11	8,112,500
5,000,000	Cargill, Inc., 7.35%, 03/06/19(h)	4,940,905
1,500,000	CC Holdings GS V LLC/Crown Castle GS III Corp., 7.75%, 05/01/17(h)	1,515,000
1,500,000	Centennial Communications Corp., 6.96%, 01/01/13(d)	1,503,750
250,000	Centennial Communications Corp., 8.13%, 02/01/14	259,375

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Principal Amount		Value

UNITED STATES (continued)
$4,550,000	Chesapeake Energy Corp., 6.88%, 01/15/16	4,043,812
200,000	Chesapeake Energy Corp., 6.25%, 01/15/18	168,500
1,000,000	CHS/Community Health Systems, Inc., 8.88%, 07/15/15	995,000
875,000	Church & Dwight Co., Inc., 6.00%, 12/15/12	875,000
15,000,000	Ciena Corp., Cnv., 0.25%, 05/01/13	9,675,000
2,000,000	Cincinnati Bell, Inc., 8.38%, 01/15/14	1,975,000
1,000,000	Cincinnati Bell, Inc., 7.00%, 02/15/15	950,000
3,000,000	Cisco Systems, Inc., 4.95%, 02/15/19	3,053,343
2,000,000	CME Group, Inc., 5.75%, 02/15/14	2,104,142
4,400,000	Coca-Cola Co. (The), 3.63%, 03/15/14	4,495,344
350,000	Comcast Cable Communications LLC, 6.88%, 06/15/09	351,849
1,400,000	Comcast Corp., 1.44%, 07/14/09(d)	1,398,886
1,750,000	Consol Energy, Inc., 7.88%, 03/01/12	1,758,750
3,000,000	Consolidated Edison Co. of New York, Inc., 5.55%, 04/01/14	3,178,962
2,450,000	Constellation Brands, Inc., 8.13%, 01/15/12	2,437,750
1,750,000	Constellation Brands, Inc., 7.25%, 09/01/16	1,688,750
1,300,000	Constellation Brands, Inc., 7.25%, 05/15/17	1,254,500
3,000,000	Corrections Corp. of America, 7.50%, 05/01/11	3,000,000
18,250,000	Covanta Holding Corp., Cnv., 1.00%, 02/01/27	14,896,562
2,000,000	COX Communications, Inc., 4.63%, 01/15/10	1,999,574
1,000,000	COX Communications, Inc., 7.13%, 10/01/12	1,010,835
3,850,000	Crown Americas LLC/Crown Americas Capital Corp., 7.63%, 11/15/13	3,888,500
4,000,000	Crown Castle International Corp., 9.00%, 01/15/15	4,080,000
1,000,000	CSC Holdings, Inc., 8.50%, 04/15/14(h)	1,020,000
500,000	CSC Holdings, Inc., 7.63%, 07/15/18	480,000

Principal Amount		Value

UNITED STATES (continued)
$5,000,000	DaVita, Inc., 7.25%, 03/15/15	4,887,500
3,225,000	Del Monte Corp., 8.63%, 12/15/12	3,289,500
775,000	Del Monte Corp., 6.75%, 02/15/15	744,000
1,000,000	Dell, Inc., 5.63%, 04/15/14	1,045,262
500,000	Denbury Resources, Inc., 7.50%, 12/15/15	470,000
2,500,000	Denbury Resources, Inc., 9.75%, 03/01/16	2,537,500
5,000,000	Digital Realty Trust LP, REIT, Cnv., 5.50%, 04/15/29(h)	4,887,500
2,000,000	DirecTV Holdings LLC/DirecTV Financing Co., 8.38%, 03/15/13	2,030,000
1,500,000	DirecTV Holdings LLC/DirecTV Financing Co., 6.38%, 06/15/15	1,436,250
200,000	DirecTV Holdings LLC/DirecTV Financing Co., 7.63%, 05/15/16	198,000
2,750,000	DISH DBS Corp., 6.38%, 10/01/11	2,667,500
3,000,000	DISH DBS Corp., 6.63%, 10/01/14	2,790,000
1,750,000	DJO Finance LLC/DJO Finance Corp., 10.88%, 11/15/14	1,338,750
750,000	Domtar Corp., 7.88%, 10/15/11	667,500
16,985,000	Eastman Kodak Co. Cnv., 3.38%, 10/15/33	13,821,544
250,000	Edison Mission Energy, 7.50%, 06/15/13	212,500
1,450,000	Edison Mission Energy, 7.00%, 05/15/17	1,094,750
3,050,000	Edison Mission Energy, 7.20%, 05/15/19	2,218,875
1,000,000	Education Management LLC/Education Management Finance Corp., 8.75%, 06/01/14	967,500
1,500,000	Education Management LLC/Education Management Finance Corp., 10.25%, 06/01/16	1,440,000
2,350,000	El Paso Corp., 6.75%, 05/15/09	2,345,483
3,000,000	El Paso Corp., 7.00%, 06/15/17	2,695,311
1,000,000	El Paso Corp., 7.25%, 06/01/18	912,500

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Principal Amount		Value

UNITED STATES (continued)
$800,000	Embarq Corp., 7.08%, 06/01/16	768,000
2,500,000	Encore Acquisition Co., 6.00%, 07/15/15	2,037,500
2,500,000	Energy Future Holdings Corp., 10.88%, 11/01/17	1,706,250
12,000,000	Euronet Worldwide, Inc., Cnv., 3.50%, 10/15/25	9,735,000
1,305,000	EXCO Resources, Inc., 7.25%, 01/15/11	1,102,725
3,000,000	FedEx Corp., 7.38%, 01/15/14	3,263,187
250,000	Freeport-McMoRan Copper & Gold, Inc., 8.38%, 04/01/17	245,000
3,000,000	Fresenius US Finance II, Inc., 9.00%, 07/15/15(h)	3,180,000
750,000	Frontier Communications Corp., 9.25%, 05/15/11	789,375
1,650,000	Frontier Communications Corp., 6.25%, 01/15/13	1,567,500
750,000	FTI Consulting, Inc., 7.75%, 10/01/16	761,250
14,600,000	General Cable Corp., Cnv., 1.00%, 10/15/12	11,132,500
3,000,000	General Mills, Inc., 5.65%, 02/15/19	3,062,895
3,010,000	Georgia-Pacific LLC, 8.13%, 05/15/11	3,017,525
1,100,000	Georgia-Pacific LLC, 8.25%, 05/01/16(h)	1,100,000
3,500,000	Goodyear Tire & Rubber Co. (The), 6.32%, 12/01/09(d)	3,451,875
1,000,000	Graphic Packaging International, Inc., 8.50%, 08/15/11	977,500
1,000,000	Graphic Packaging International, Inc., 9.50%, 08/15/13	902,500
1,250,000	HCA, Inc., 8.70%, 02/10/10	1,247,399
900,000	HCA, Inc., 8.75%, 09/01/10	897,750
1,000,000	HCA, Inc., 6.95%, 05/01/12	930,000
805,000	HCA, Inc., 6.30%, 10/01/12	712,425
1,000,000	HCA, Inc., 6.75%, 07/15/13	860,000
200,000	HCA, Inc., 9.13%, 11/15/14	198,000
1,000,000	HCA, Inc., 9.25%, 11/15/16	990,000

Principal Amount		Value

UNITED STATES (continued)
$2,250,000	HCA, Inc., 9.88%, 02/15/17(h)	2,250,000
1,000,000	HCA, Inc., 8.50%, 04/15/19(h)	1,006,250
14,000,000	Hologic, Inc., Cnv., STEP, 2.00%, 12/15/37	9,905,000
2,250,000	Hornbeck Offshore Services, Inc., Series B, 6.13%, 12/01/14	1,856,250
1,700,000	Host Hotels & Resorts LP, REIT, 7.13%, 11/01/13	1,598,000
2,750,000	Host Hotels & Resorts LP, REIT, Cnv., 3.25%, 04/15/24(h)	2,643,438
2,000,000	IASIS Healthcare LLC/IASIS Capital Corp., 8.75%, 06/15/14	1,965,000
175,000	Inergy LP/Inergy Finance Corp., 6.88%, 12/15/14	164,500
1,825,000	Inergy LP/Inergy Finance Corp., 8.25%, 03/01/16	1,811,312
2,100,000	Ingles Markets, Inc., 8.88%, 12/01/11	2,110,500
2,000,000	Ingles Markets, Inc., 8.88%, 05/15/17(h)	1,930,960
10,650,000	Integra LifeSciences Holdings Corp., Cnv., 2.75%, 06/01/10(h)	9,891,188
1,350,000	Intelsat Corp., 9.25%, 08/15/14(h)	1,309,500
250,000	International Game Technology, Cnv., 2.60%, 12/15/36	242,188
250,000	Ipalco Enterprises, Inc., 7.25%, 04/01/16(h)	235,000
3,900,000	Iron Mountain, Inc., 7.75%, 01/15/15	3,909,750
1,800,000	Iron Mountain, Inc., 6.63%, 01/01/16	1,719,000
1,000,000	ITT Corp., 4.90%, 05/01/14	1,013,653
6,000,000	Jakks Pacific, Inc., Cnv., 4.63%, 06/15/23	5,797,500
1,000,000	Jarden Corp., 8.00%, 05/01/16	975,000
1,200,000	Jarden Corp., 7.50%, 05/01/17	1,062,000
13,000,000	JDS Uniphase Corp., Cnv., 1.00%, 05/15/26	8,645,000
12,000,000	Kendle International, Inc., Cnv., 3.38%, 07/15/12	7,635,000
19,250,000	Kinetic Concepts, Inc., Cnv., 3.25%, 04/15/15(h)	14,365,312

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Principal Amount		Value

UNITED STATES (continued)
$30,940,000	King Pharmaceuticals, Inc., Cnv., 1.25%, 04/01/26	23,205,000
250,000	L-1 Identity Solutions, Inc., Cnv., 3.75%, 05/15/27	173,438
1,000,000	L-3 Communications Corp., 7.63%, 06/15/12	1,010,000
1,650,000	L-3 Communications Corp., 6.13%, 07/15/13	1,584,000
1,500,000	Lamar Media Corp., 6.63%, 08/15/15	1,177,500
1,000,000	Lamar Media Corp., Series C, 6.63%, 08/15/15	765,000
14,400,000	Lawson Software, Inc., Cnv., 2.50%, 04/15/12	11,808,000
10,000,000	Liberty Media LLC, Cnv., 3.13%, 03/30/23	8,187,500
7,477,000	Life Technologies Corp., Cnv., 1.50%, 02/15/24	7,065,765
5,500,000	Life Technologies Corp., Cnv., 3.25%, 06/15/25	5,520,625
2,750,000	LifePoint Hospitals, Inc., Cnv., 3.50%, 05/15/14	2,203,438
5,000,000	Marathon Oil Corp., 6.50%, 02/15/14	5,187,965
2,500,000	Massey Energy Co., 6.88%, 12/15/13	2,131,250
3,000,000	McKesson Corp., 6.50%, 02/15/14	3,164,094
14,000,000	Medarex, Inc., Cnv., 2.25%, 05/15/11	11,462,500
1,000,000	Mediacom Broadband LLC/Mediacom Broadband Corp., 8.50%, 10/15/15	940,000
2,650,000	Mediacom LLC/Mediacom Capital Corp., 9.50%, 01/15/13	2,597,000
22,000,000	Medicis Pharmaceutical Corp., Cnv., 2.50%, 06/04/32	18,755,000
4,000,000	Medtronic, Inc., 4.50%, 03/15/14	4,124,820
3,250,000	Mirant Americas Generation LLC, 8.30%, 05/01/11	3,250,000
1,400,000	Mohegan Tribal Gaming Authority, 6.38%, 07/15/09	1,358,000
2,500,000	Nalco Co., 7.75%, 11/15/11	2,525,000
1,550,000	Nalco Co., 8.88%, 11/15/13	1,557,750
13,628,000	NetApp, Inc., Cnv., 1.75%, 06/01/13(h)	12,111,885

Principal Amount		Value

UNITED STATES (continued)
$500,000	Nielsen Finance LLC/Nielsen Finance Co., 11.63%, 02/01/14(h)	495,000
1,500,000	Nielsen Finance LLC/Nielsen Finance Co., 10.00%, 08/01/14	1,410,000
9,000,000	NII Holdings, Inc., Cnv., 2.75%, 08/15/25	8,246,250
2,300,000	NRG Energy, Inc., 7.38%, 01/15/17	2,196,500
750,000	Nuveen Investments, Inc., 5.00%, 09/15/10	609,375
4,900,000	Omnicare, Inc., 6.88%, 12/15/15	4,593,750
22,000,000	Omnicare, Inc., Cnv., 3.25%, 12/15/35	15,070,000
1,600,000	Owens-Brockway Glass Container, Inc., 8.25%, 05/15/13	1,624,000
200,000	Owens-Brockway Glass Container, Inc., 6.75%, 12/01/14	194,500
750,000	Owens-Illinois, Inc., 7.50%, 05/15/10	772,500
3,500,000	Pantry, Inc. (The), 7.75%, 02/15/14	3,045,000
10,500,000	Par Pharmaceutical Cos., Inc., Cnv., 2.88%, 09/30/10	9,607,500
11,000,000	PDL BioPharma, Inc., Cnv., 2.00%, 02/15/12	9,350,000
1,000,000	Peabody Energy Corp., 6.88%, 03/15/13	980,000
1,000,000	Peabody Energy Corp., 7.38%, 11/01/16	977,500
1,750,000	Penske Auto Group, Inc., 7.75%, 12/15/16	1,277,500
500,000	Penske Auto Group, Inc., Cnv., 3.50%, 04/01/26	438,750
2,500,000	PetroHawk Energy Corp., 9.13%, 07/15/13	2,450,000
9,480,000	Pfizer, Inc., 5.35%, 03/15/15	10,190,839
2,100,000	PG&E Corp., 5.75%, 04/01/14	2,154,718
900,000	Pinnacle Entertainment, Inc., 8.25%, 03/15/12	877,500
1,495,000	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 9.25%, 04/01/15	1,267,012
1,500,000	Pioneer Natural Resources Co., Cnv., 2.88%, 01/15/38	1,201,875

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Principal Amount		Value

UNITED STATES (continued)
$1,150,000	Plains Exploration & Production Co., 10.00%, 03/01/16	1,121,250
2,350,000	Plains Exploration & Production Co., 7.63%, 06/01/18	2,038,625
1,135,000	Procter & Gamble Co. (The), 3.50%, 02/15/15	1,132,208
500,000	Progress Energy, Inc., 6.05%, 03/15/14	521,475
2,500,000	Psychiatric Solutions, Inc., 7.75%, 07/15/15	2,287,500
2,000,000	Qwest Capital Funding, Inc., 7.00%, 08/03/09	2,000,000
1,500,000	Qwest Capital Funding, Inc., 7.90%, 08/15/10	1,494,375
1,500,000	Qwest Communications International, Inc., 7.25%, 02/15/11	1,477,500
8,120,000	Qwest Communications International, Inc., Cnv., 3.50%, 11/15/25	7,947,450
1,800,000	Qwest Corp., 7.88%, 09/01/11	1,786,500
200,000	Qwest Corp., 7.50%, 10/01/14	193,000
1,400,000	Qwest Corp., 8.38%, 05/01/16(h)	1,393,000
1,000,000	Range Resources Corp., 7.50%, 05/15/16	975,000
1,000,000	Range Resources Corp., 7.50%, 10/01/17	970,000
15,000,000	Roche Holdings, Inc., 5.00%, 03/01/14(h)	15,724,710
5,000,000	Roche Holdings, Inc., 6.00%, 03/01/19(h)	5,198,770
400,000	RPM International, Inc., 6.50%, 02/15/18	348,456
250,000	Sally Holdings LLC/Sally Capital, Inc., 9.25%, 11/15/14	250,000
7,000,000	SanDisk Corp., Cnv., 1.00%, 05/15/13	4,515,000
1,750,000	SBA Communications Corp., Cnv., 1.88%, 05/01/13(h)	1,470,000
650,000	Scientific Games Corp., 7.88%, 06/15/16(h)	591,500
2,500,000	Scientific Games Corp., Cnv., STEP, 0.75%, 12/01/24	2,359,375
5,250,000	Sepracor, Inc., Cnv., 0.67%, 10/15/24(g)	5,085,938
2,750,000	Service Corp. International, 7.38%, 10/01/14	2,640,000

Principal Amount		Value

UNITED STATES (continued)
$250,000	Service Corp. International, 7.63%, 10/01/18	228,125
750,000	Sinclair Broadcast Group, Inc., Cnv., 3.00%, 05/15/27	418,125
1,381,000	Sinclair Television Group, Inc., 8.00%, 03/15/12	773,360
1,000,000	Speedway Motorsports, Inc., 6.75%, 06/01/13	875,000
4,750,000	Sprint Capital Corp., 7.63%, 01/30/11	4,577,812
500,000	SPX Corp., 7.63%, 12/15/14	493,750
5,000,000	Staples, Inc., 9.75%, 01/15/14	5,486,850
1,775,000	Stater Brothers Holdings, 8.13%, 06/15/12	1,752,812
725,000	Stater Brothers Holdings, 7.75%, 04/15/15	699,625
1,200,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., 6.88%, 12/15/13	1,167,000
5,850,000	Sungard Data Systems, Inc., 9.13%, 08/15/13	5,586,750
1,250,000	Sungard Data Systems, Inc., 10.63%, 05/15/15(h)	1,196,875
2,500,000	SuperValu, Inc., 8.00%, 05/01/16	2,438,538
1,400,000	Susser Holdings LLC/Susser Finance Corp., 10.63%, 12/15/13	1,414,000
2,000,000	Sysco Corp., 5.38%, 03/17/19	2,046,960
16,500,000	Tech Data Corp., Cnv., 2.75%, 12/15/26	14,953,125
2,000,000	Telesat Canada/Telesat LLC, 11.00%, 11/01/15(h)	1,860,000
1,000,000	Tennessee Gas Pipeline Co., 8.00%, 02/01/16(h)	1,020,000
500,000	Terex Corp., 7.38%, 01/15/14	442,500
2,000,000	Time Warner Cable, Inc., 7.50%, 04/01/14	2,148,406
2,500,000	Time Warner Telecom Holdings, Inc., 9.25%, 02/15/14	2,506,250
10,000,000	Time Warner Telecom, Inc., Cnv., 2.38%, 04/01/26	7,850,000
1,200,000	Time Warner, Inc., 1.46%, 11/13/09(d)	1,191,925
800,000	Time Warner, Inc., 5.88%, 11/15/16	771,780

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Principal Amount		Value

UNITED STATES (continued)
$1,500,000	TransDigm, Inc., 7.75%, 07/15/14	1,466,250
2,000,000	Unilever Capital Corp., 3.65%, 02/15/14	2,031,432
1,000,000	United Parcel Service, Inc., 3.88%, 04/01/14	1,030,846
2,500,000	United Rentals North America Inc., 6.50%, 02/15/12	2,237,500
1,000,000	US Steel Corp., Cnv., 4.00%, 05/15/14	1,065,000
250,000	Vail Resorts, Inc., 6.75%, 02/15/14	225,000
2,250,000	Valor Telecommunications Enterprises Finance Corp., 7.75%, 02/15/15	2,216,250
1,900,000	Vanguard Health Holding Co. II LLC, 9.00%, 10/01/14	1,809,750
350,000	Ventas Realty LP/Ventas Capital Corp., REIT, 6.75%, 06/01/10	360,062
3,000,000	Verizon Communications, Inc., 6.35%, 04/01/19	3,117,306
1,000,000	Viacom, Inc., 1.67%, 06/16/09(d)	996,090
2,000,000	Virgin Media, Inc., Cnv., 6.50%, 11/15/16(h)	1,457,500
1,450,000	Visant Corp., 7.63%, 10/01/12	1,406,500
700,000	Visant Holding Corp., 8.75%, 12/01/13	644,000
1,645,000	Warner Chilcott Corp., 8.75%, 02/01/15	1,616,212
500,000	Waste Management, Inc., 6.88%, 05/15/09	500,350
800,000	Waste Services, Inc., 9.50%, 04/15/14	696,000
5,748,000	Watson Pharmaceuticals, Inc., Cnv., 1.75%, 03/15/23	5,597,114
1,000,000	WellPoint, Inc., 6.00%, 02/15/14	1,012,681
2,000,000	WESCO International, Inc., Cnv., 1.75%, 11/15/26	1,570,000
2,300,000	West Corp., 9.50%, 10/15/14	1,995,250
2,050,000	Williams Cos., Inc. (The), 7.13%, 09/01/11	2,070,500
1,500,000	Williams Cos., Inc. (The), 8.13%, 03/15/12	1,530,000
750,000	Williams Cos., Inc. (The), 7.63%, 07/15/19	738,750

Principal Amount			Value

UNITED STATES (continued)
$2,000,000		Williams Partners LP/Williams Partners Finance Corp., 7.25%, 02/01/17	1,810,000
1,150,000		Windstream Corp., 8.63%, 08/01/16	1,144,250
1,500,000		Windstream Corp., 7.00%, 03/15/19	1,410,000
250,000		Wyeth, Cnv., 0.97%, 01/15/24(d)	247,750

			739,668,728

Total Corporate Bonds (Cost $924,321,740)			942,858,763

GOVERNMENT BONDS — 11.0%

ARGENTINA — 0.2%
16,258,000		Republic of Argentina, 1.68%, 08/03/12(d)	4,283,983

AUSTRALIA — 0.5%
2,000,000	(j)	Australian Government Index Linked, 4.00%, 08/20/10	2,307,979
710,000	(j)	New South Wales Treasury Corp., 6.00%, 05/01/12	539,590
3,340,000	(j)	New South Wales Treasury Corp., 5.50%, 03/01/17	2,426,065
1,400,000	(j)	Queensland Treasury Corp., 6.00%, 07/14/09	1,023,625
685,000	(j)	Queensland Treasury Corp., 6.00%, 08/14/13	520,566
1,370,000	(j)	Queensland Treasury Corp., 6.00%, 09/14/17	1,023,781
3,190,000	(j)	Queensland Treasury Corp., 7.13%, 09/18/17(h)	1,925,438

			9,767,044

BRAZIL — 0.9%
2,200,000	(j)	Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/15	1,725,598
2,400,000	(j)	Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/45	1,730,751
28,400,000	(j)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/12	12,974,205
3,900,000	(j)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/17	1,544,718

			17,975,272

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Principal Amount			Value

CANADA — 0.0%
$1,526,000	(i)	Province of Ontario, 6.25%, 06/16/15	863,058

EGYPT — 0.1%
6,450,000	(j)	Egypt Treasury Bill, 10.67%, 06/09/09(g)	1,130,181
350,000	(j)	Egypt Treasury Bill, 10.67%, 06/23/09(g)	61,074

			1,191,255

FRANCE — 0.7%
4,360,000	(j)	France Government Bond OAT, 4.25%, 10/25/17	6,087,761
4,000,000	(j)	France Government Bond OAT, 5.50%, 04/25/29	6,204,816
1,050,000	(j)	French Treasury Note, 3.50%, 07/12/09	1,395,425

			13,688,002

HUNGARY — 0.2%
1,575,000	(j)	Hungary Government International Bond, 3.88%, 02/24/20	1,585,836
520,000	(j)	Republic of Hungary, 4.38%, 07/04/17	570,397
1,705,000	(j)	Republic of Hungary, 5.75%, 06/11/18	2,023,306

			4,179,539

INDONESIA — 1.2%
4,415,000		Indonesia Government International Bond, 11.63%, 03/04/19(h)	5,275,925
1,070,000		Indonesia Government International Bond, 8.50%, 10/12/35	979,050
561,000		Indonesia Government International Bond, 8.50%, 10/12/35(h)	513,315
260,000		Indonesia Government International Bond, 6.63%, 02/17/37(h)	202,800
700,000		Indonesia Government International Bond, 7.75%, 01/17/38(h)	609,000
660,000		Indonesia Government International Bond, 7.75%, 01/17/38	568,731
23,560,000,000	(j)	Indonesia Treasury Bond, 9.00%, 09/15/13	2,093,368
3,590,000,000	(j)	Indonesia Treasury Bond, 9.00%, 09/15/18	282,002
19,800,000,000	(j)	Indonesia Treasury Bond, 12.80%, 06/15/21	1,927,338
1,160,000,000	(j)	Indonesia Treasury Bond, 12.90%, 06/15/22	113,265

Principal Amount			Value

INDONESIA (continued)
$1,590,000,000	(j)	Indonesia Treasury Bond, 10.25%, 07/15/22	129,638
37,380,000,000	(j)	Indonesia Treasury Bond, 9.50%, 07/15/23	10,458,025
25,525,000,000	(j)	Indonesia Treasury Bond, 10.00%, 02/15/28	1,977,624

			25,130,081

MALAYSIA — 0.8%
35,500,000	(j)	Malaysia Government Bond, 3.87%, 04/13/10	10,142,151
23,820,000	(j)	Malaysia Government Bond, 3.81%, 02/15/17	6,436,659

			16,578,810

MEXICO — 1.2%
24,000,000	(j)	Mexican Bonos, 8.00%, 12/19/13	1,803,824
20,000,000	(j)	Mexican Bonos, 8.00%, 12/17/15	1,496,074
36,000,000	(j)	Mexican Bonos, 7.25%, 12/15/16	2,577,053
23,900,000	(j)	Mexican Bonos, 7.75%, 12/14/17	1,744,980
137,500,000	(j)	Mexican Bonos, 10.00%, 12/05/24	11,786,895
53,000,000	(j)	Mexican Bonos, 10.00%, 11/20/36	4,640,667

			24,049,493

NETHERLANDS — 0.3%
4,485,000	(j)	Netherlands Goverment Bond, 4.50%, 07/15/17	6,366,765

NEW ZEALAND — 0.2%
7,000,000	(j)	New Zealand Government Bond, 6.00%, 12/15/17	4,145,354

NORWAY — 0.1%
7,800,000	(j)	Norway Government Bond, 5.50%, 05/15/09	1,188,897

POLAND — 0.9%
4,450,000	(j)	Poland Government Bond, 6.00%, 05/24/09	1,332,010
6,975,000		Poland Government Bond, 5.75%, 04/25/14	2,076,791
26,560,000		Poland Government Bond, 6.25%, 10/24/15	8,074,732
24,800,000	(j)	Poland Government Bond, 5.75%, 09/23/22	7,075,184

			18,558,717

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Principal Amount			Value

QATAR — 0.1%
$2,100,000		Qatar Government International Bond, 6.55%, 04/09/19(h)	2,168,250

RUSSIA — 0.5%
11,006,400		Russia Government International Bond, STEP, 7.50%, 03/31/30	10,764,259

SOUTH AFRICA — 0.1%
1,795,000		South Africa Government International Bond, 5.88%, 05/30/22	1,640,935

SOUTH KOREA — 2.7%
400,000		Export-Import Bank of Korea, 8.13%, 01/21/14	419,506
105,000		Export-Import Bank of Korea, 5.25%, 02/10/14	96,262
105,000		Export-Import Bank of Korea, 5.13%, 03/16/15	96,169
105,000	(k)	Export-Import Bank of Korea, 4.63%, 02/20/17	113,106
1,800,000,000	(j)	KDICB Redemption Fund Bond, 5.57%, 09/14/12	1,407,311
300,000		Korea Development Bank, 5.30%, 01/17/13	289,813
1,105,000		Korea Development Bank, 8.00%, 01/23/14	1,160,240
33,274,690,000	(j)	Korea Treasury Bond, 4.75%, 12/10/11	26,752,851
4,250,000,000	(j)	Korea Treasury Bond, 5.25%, 09/10/12	3,467,795
14,100,000,000	(j)	Korea Treasury Bond, 5.50%, 09/10/17	11,613,784
3,563,194,000	(j)	Korea Treasury Bond, 5.25%, 03/10/27	2,853,402
4,790,000		Republic of Korea, 7.13%, 04/16/19	4,963,877
250,000		Republic of Korea, 5.63%, 11/03/25	202,564

			53,436,680

UNITED ARAB EMIRATES — 0.1%
2,060,000		Emirate of Abu Dhabi, 6.75%, 04/08/19(h)	2,090,480

VENEZUELA — 0.1%
1,710,000		Venezuela Government International Bond, 5.38%, 08/07/10	1,535,580
990,000		Venezuela Government International Bond, 10.75%, 09/19/13	792,000

			2,327,580

Principal Amount		Value

VIETNAM — 0.1%
$1,625,000	Socialist Republic of Vietnam, 6.88%, 01/15/16(h)	1,527,500

Total Government Bonds (Cost $231,397,100)		221,921,954

U.S. GOVERNMENT AGENCIES — 10.2%

Fannie Mae — 0.3%
5,817,000	4.13%, 05/15/10	5,992,970

Federal Farm Credit Bank — 0.3%
3,000,000	4.75%, 03/15/10	3,102,936
1,535,000	4.75%, 05/07/10	1,594,341

Federal Home Loan Bank — 9.6%
61,000,000	0.10%, 05/01/09(e)	61,000,000
14,500,000	0.10%, 05/01/09(e)	14,500,000
15,000,000	0.21%, 05/06/09(e)	14,999,562
25,000,000	0.09%, 05/15/09(e)	24,999,125
8,500,000	4.25%, 05/15/09	8,504,170
26,000,000	0.08%, 05/19/09(e)	25,998,960
1,575,000	3.00%, 06/24/09	1,576,683
345,000	5.38%, 07/17/09	348,773
855,000	5.25%, 08/05/09	866,285
2,000,000	5.13%, 08/05/09	2,025,746
2,100,000	2.75%, 03/12/10	2,135,528
27,000,000	4.25%, 06/11/10	27,974,376
3,050,000	2.75%, 06/18/10	3,110,448
6,000,000	0.98%, 09/24/10	6,030,024

Total U.S. Government Agencies (Cost $204,721,895)		204,759,927

MUNICIPAL BONDS — 0.8%
California — 0.1%
2,020,000	State of California Various Purpose GO, OID, 6.00%, 04/01/38	2,088,438

Colorado — 0.0%
800,000	Regional Transportation District COP, Transit Vehicles Project, Series A, (AMBAC) 5.00%, 12/01/21	822,432

Florida — 0.2%
1,000,000	Florida State Board of Education Lottery Revenue Bonds, Series B, (NATL-RE) 5.00%, 07/01/20	1,025,040

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Principal Amount		Value

Florida (continued)
$1,000,000	Florida State Board of Education Lottery Revenue Bonds, Series B, (NATL-RE) 5.00%, 07/01/21	1,018,320
1,000,000	Florida State Board of Education Lottery Revenue Bonds, Series B, (NTAL-RE) 5.00%, 07/01/22	1,005,040
1,340,000	Jacksonville Electric Authority Water & Sewer System Revenue Bonds, Series B, OID, (NATL-RE) 4.75%, 10/01/40	1,218,288

		4,266,688

Illinois — 0.1%
875,000	Chicago Water Refunding Second Lien Revenue Bonds, (FSA) 5.00%, 11/01/19	960,916
1,000,000	Illinois Finance Authority Refunding Revenue Bonds, (FSA) 5.00%, 01/01/20	1,031,250

		1,992,166

Nebraska — 0.0%
650,000	Public Power Generation Whelan Energy Center Revenue Bonds, (AGC-ICC, AMBAC) 5.00%, 01/01/19	709,481

Tennessee — 0.1%
450,000	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Vanderbilt University Refunding Revenue Bonds, Series A, (GO of University) 5.00%, 10/01/18	513,756
400,000	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Vanderbilt University Refunding Revenue Bonds, Series B, (GO of University) 5.00%, 10/01/18	456,672

		970,428

Texas — 0.3%
375,000	Dickinson Independent School District Schoolhouse GO, OID, (PSF-GTD) 4.75%, 02/15/33	373,388

Principal Amount		Value

Texas (continued)
$5,540,000	State of Texas Refunding GO, Veterans’ Housing Assistance Program, Fund II, Series D, (SPA - State Street Bank & Trust Co.) 0.90%, 06/01/26(d)	5,540,000

		5,913,388

Total Municipal Bonds (Cost $16,564,840)		16,763,021

Shares

CASH SWEEP — 8.6%
UNITED STATES — 8.6%
173,797,343	Citibank Dollars on Deposit in Custody Account	173,797,343

Total Cash Sweep (Cost $173,797,343)		173,797,343

TOTAL INVESTMENTS — 103.3% (Cost $2,089,072,737)(a)		2,085,084,459
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.3)%		(65,741,902)

NET ASSETS — 100.0%		$2,019,342,557

At April 30, 2009, the Global Opportunities Fund held investments in restricted and illiquid securities amounting to $27,417,672 or 1.36% of net assets, which were valued under methods approved by the Board of Directors, as follows:

Acquisition Cost	Issuer	Acquisition Date	04/30/09 Carrying Value Per Unit

$20,000,000	Asian Coast Development Ltd.	07/28/08	$30.00
8,858,462	GOME Electrical Appliances Holdings Ltd.	11/29/07	0.07
95,550	Export-Import Bank of Korea, 5.25%, 02/10/14	02/18/09	91.68
9,800,039	Russia Government International Bond, Step, 7.50%, 03/31/30	02/18/09	97.80

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

	Units	Unrealized Appreciation/ (Depreciation)

SWAP AGREEMENTS

Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 36.5, expiring 12/21/12 (Underlying notional amount at value $41,500,000).	41,500,000	$45,650
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 40.5, expiring 12/21/12 (Underlying notional amount at value $12,375,000)	12,375,000	393,525
Equity swap with BNP Paribas receiving dividends on the stocks in the STOXX50E Index over the notional amount, expiring 12/18/15 (Underlying notional amount at value Euro 13,900,000)	1,000,000	(7,104,485)
Interest rate swap with JPMorgan Chase Bank paying a fixed rate of 8.06% and receiving a floating rate based on MXN-TIIE-Banxico, expiring 01/22/19 (Underlying notional amount at value MXN 1,800,000)	23,640,000	36,364
Interest rate swap with JPMorgan Chase Bank paying a fixed rate of 8.32% and receiving a floating rate based on MXN-TIIE-Banxico, expiring 01/09/29 (Underlying notional amount at value MXN 2,690,000)	35,460,000	14,936

		$(6,614,010)

(a)	Represents cost for financial reporting purposes and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$80,468,802
Unrealized depreciation	(84,457,080)

Net unrealized depreciation	$(3,988,278)

(b)	Non-income producing security.

(c)	Fair valued security under procedures established by the Fund’s Board of Directors. The aggregate value of fair valued securities is $16,920,547, which is 0.84% of net assets.

(d)	Variable rate security. Rate shown is the rate as of April 30, 2009.

(e)	The rate represents the annualized yield at time of purchase.

(f)	Principal amount denoted in Singapore Dollars.

(g)	Zero coupon bond. The rate represents the yield at time of purchase.

(h)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.

(i)	Principal amount denoted in New Zealand Dollars.

(j)	Investment in non-U.S. Dollars. Principal amount reflects local currency.

(k)	Principal amount denoted in Euros.

ADR — American Depositary Receipt
AGC-ICC — Ace Guaranty Corp. Insured Custody Certificates
AMBAC — Insured by AMBAC Indemnity Corp.
Cnv. — Convertible
COP — Certificates of Participation
FOR — Foreign Ownership Restrictions
FSA — Insured by Financial Security Assurance, Inc.
GDR — Global Depository Receipt
GO — General Obligations
MXN — Mexican Peso
NATL-RE — Insured by National Public Finance Guarantee Corp.
NVDR — Non-Voting Depositary Receipt
OID — Original Issue Discount
PSF-GTD — Permanent School Fund Guarantee
REIT — Real Estate Investment Trust
STEP — Step Coupon Bond

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets

Banks	0.7%
Consumer Discretionary	9.7%
Consumer Staples	4.7%
Diversified Financials	5.0%
Energy	4.8%
Government Bonds	11.0%
Health Care	15.7%
Industrials	6.5%
Information Technology	7.8%
Insurance	0.3%
Materials	3.0%
Municipal Bonds	0.8%
Real Estate.	1.0%
Telecommunication Services	5.4%
U.S. Government Agencies	10.2%
Utilities	2.1%
Other*	11.3%

*	Includes cash and equivalents, exchange traded funds, swap agreements, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

OLD WESTBURY FUNDS, INC.
REAL RETURN FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS	April 30, 2009 (Unaudited)

Shares		Value

COMMON STOCKS — 49.0%
CHINA — 4.4%
Industrials — 3.1%
2,700,000	Suntech Power Holdings Co. Ltd. - ADR(b)	$40,311,000

Utilities — 1.3%
11,677,500	Xinao Gas Holdings Ltd.	16,092,245

		56,403,245

GREECE — 2.2%
Energy — 2.2%
2,194,200	StealthGas, Inc.	11,058,768
1,099,808	Tsakos Energy Navigation Ltd.	17,222,993

		28,281,761

NORWAY — 2.2%
Energy — 2.2%
4,600,000	Aker Solutions ASA	28,271,581

PERU — 4.9%
Materials — 4.9%
2,962,887	Cia de Minas Buenaventura SA - ADR	62,694,689

SINGAPORE — 3.3%
Industrials — 3.3%
10,400,000	Keppel Corp. Ltd.	42,007,430

UNITED STATES — 32.0%
Energy — 17.4%
2,100,000	Alpha Natural Resources, Inc.(b)	43,008,000
2,210,700	ATP Oil & Gas Corp.(b)	15,828,612
2,769,000	Brazil Ethanol, Inc.(b)(c)(d)	0
2,682,300	Goodrich Petroleum Corp.(b)	61,505,139
482,000	Occidental Petroleum Corp.	27,131,780
3,153,700	PetroHawk Energy Corp.(b)	74,427,320

		221,900,851

Industrials — 5.3%
1,006,500	Arkansas Best Corp.	23,230,020
800,000	FedEx Corp.	44,768,000

		67,998,020

Materials — 9.3%
1,300,000	Freeport-McMoRan Copper & Gold, Inc.	55,445,000
750,000	Monsanto Co.	63,667,500

		119,112,500

		409,011,371

Total Common Stocks (Cost $846,807,180)		626,670,077

Shares		Value

PREFERRED STOCKS — 0.0%
Industrials — 0.0%
46,434	World Waste Technologies, Inc.- Series B, Cnv.(b)(c)	94,726

Total Preferred Stocks (Cost $4,500,000)		94,726

RIGHTS/WARRANTS — 0.0%
Energy — 0.0%
6,666,666	Rancher Energy Corp. Warrants, Expires 12/21/11(b)	1

Industrials — 0.0%
450,000	World Waste Technologies, Inc. Warrants, Expires 04/27/10(b)	0

Total Rights/Warrants (Cost $1)		1

Number of Coins

COLLECTIBLE COINS — 4.1%
UNITED STATES — 4.1%
746	Various Collectible Coins	52,173,247

Total Collectible Coins (Cost $53,868,952)		52,173,247

Fine Troy Ounces

COMMODITIES — 4.2%
UNITED STATES — 4.2%
60,175	Gold Bullion(b)	53,447,020

Total Commodities (Cost $57,245,403)		53,447,020

Contracts

CALL OPTIONS PURCHASED — 141.2%
Call Option — 141.2%
20,000	The AMEX Oil Index, Strike $400.00, Expiring 08/26/09	952,800,000
20,000	The AMEX Oil Index, Strike $450.00, Expiring 08/26/09	852,800,000

		1,805,600,000

Total Call Options Purchased (Cost $1,672,060,240)		1,805,600,000

OLD WESTBURY FUNDS, INC.
REAL RETURN FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009 (Unaudited)

Principal Amount		Value

MUNICIPAL BONDS — 0.5%
Texas — 0.5%
$6,000,000	State of Texas Refunding GO, Veterans’ Housing Assistance Program, Fund II, Series D, (SPA - State Street Bank & Trust Co.) 0.90%, 06/01/26(e)	$6,000,000

Total Municipal Bonds (Cost $6,000,000)		6,000,000

U.S. GOVERNMENT AGENCIES — 7.7%
Federal Home Loan Bank — 7.7%
60,000,000	1.00%, 05/01/09(f)	60,000,000
25,000,000	0.06%, 05/11/09(f)	24,999,583
14,000,000	0.08%, 05/19/09(f)	13,999,440

Total U.S. Government Agencies (Cost $98,999,023)		98,999,023

U.S. GOVERNMENT SECURITIES — 27.4%
U.S. Treasury Notes — 27.4%
60,000,000	2.00%, 04/15/12(g)	64,279,908
20,000,000	2.38%, 01/15/17(g)	22,020,292
100,000,000	1.63%, 01/15/18(g)	100,763,650
170,000,000	1.38%, 07/15/18(g)	163,073,138

Total U.S. Government Securities (Cost $337,229,816)		350,136,988

Shares

CASH SWEEP — 0.7%
8,340,939	Citibank Dollars on Deposit in Custody Account	8,340,939

Total Cash Sweep (Cost $8,340,939)		8,340,939

TOTAL INVESTMENTS — 234.8% (Cost $3,085,051,554)(a)		3,001,462,021

LIABILITIES IN EXCESS OF OTHER ASSETS — (134.8)%		(1,722,940,732)

NET ASSETS — 100.0%		$1,278,521,289

Contracts		Value

CALL OPTIONS WRITTEN — (137.4)%
Call Option — (137.4)%
(20,000)	The AMEX Oil Index, Strike $412.50, Expiring 08/26/09	$(928,007,400)
(20,000)	The AMEX Oil Index, Strike $462.50, Expiring 08/26/09	(828,158,400)

		(1,756,165,800)

Total Call Options Written (Premiums received $(1,622,659,760))		$(1,756,165,800)

At April 30, 2009, the Real Return Fund held investments in restricted and illiquid securities amounting to $52,173,248 or 4.1% of net assets, which were valued under methods approved by the Board of Directors, as follows:

Acquisition Cost	Issuer	Acquisition Date	04/30/09 Carrying Value Per Unit

$19,527,013	Brazil Ethanol, Inc.	03/15/07	$—
53,868,952	Collectible Coins	12/14/06	69,937.33
0	Rancher Energy Corp., Warrants	03/20/07	—

FUTURES CONTRACTS: SHORT POSITIONS

Contracts			Unrealized Appreciation/ (Depreciation)

100	Natural Gas, June 2010		$(123,860)
200	London Metal Exchange Copper, July 2010		1,622,500
402	Natural Gas, December 2010		125,820

	Net unrealized appreciation		$1,624,460

FUTURES CONTRACTS: LONG POSITIONS

Contracts		Unrealized Appreciation/ (Depreciation)

300	Gold 100 Oz., June 2009	$1,192,374
100	Natural Gas, June 2009	(656,140)
2,500	Corn, July 2009	3,591,250
500	Natural Gas, July 2009	(520,000)
1,400	Sugar #11, July 2009	1,077,843
400	Natural Gas, August 2009	(7,559,215)
300	Natural Gas, September 2009	(5,683,380)
450	Natural Gas, October 2009	(4,142,250)
1,400	Sugar #11, October 2009	912,106
202	Natural Gas, December 2009	(1,421,620)
150	London Metal Exchange Nickel, July 2010	(948,750)
300	London Metal Exchange Zinc, July 2010	(898,125)

	Net unrealized depreciation	$(15,055,907)

OLD WESTBURY FUNDS, INC.
REAL RETURN FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009 (Unaudited)

(a)	Represents cost for financial reporting purposes and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$201,714,544
Unrealized depreciation	(285,304,077)

Net unrealized depreciation	$(83,589,533)

(b)	Non-income producing security.

(c)	Fair valued security under procedures established by the Fund’s Board of Directors. The aggregate value of fair valued securities is $94,726, which is 0.01% of net assets.

(d)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.

(e)	Variable rate security. Rate shown is the rate as of April 30, 2009.

(f)	The rate represents the annualized yield at time of purchase.

(g)	Inflation protected security. Principal amount reflects original security face amount.

ADR — American Depositary Receipt
Cnv. — Convertible
SPA — Standby Purchase Agreement

	Units	Unrealized Appreciation/ (Depreciation)

SWAP AGREEMENTS
Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 05/05/09 (Underlying notional amount at value $1,989,000)	36,000	$(925,148)
Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 05/05/09 (Underlying notional amount at value $2,928,960)	(36,000)	2,170,282
Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 06/04/09 (Underlying notional amount at value $2,055,300)	37,200	(825,861)
Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 06/04/09 (Underlying notional amount at value $3,026,592)	(37,200)	2,109,388

	Units	Unrealized Appreciation/ (Depreciation)

Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 07/03/09 (Underlying notional amount at value $2,055,300)	37,200	$(823,961)
Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 07/03/09 (Underlying notional amount at value $3,026,592)	(37,200)	2,104,534
Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 08/05/09 (Underlying notional amount at value $1,989,000)	36,000	(795,330)
Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 08/05/09 (Underlying notional amount at value $2,928,960)	(36,000)	2,031,405
Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 09/03/09 (Underlying notional amount at value $2,055,300)	37,200	(329,469)
Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 09/03/09 (Underlying notional amount at value $3,026,592)	(37,200)	1,603,905
Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 10/05/09 (Underlying notional amount at value $1,989,000)	36,000	(318,007)
Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 10/05/09 (Underlying notional amount at value $2,928,960)	(36,000)	1,548,107
Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 11/04/09 (Underlying notional amount at value $2,055,300)	37,200	(327,786)
Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 11/04/09 (Underlying notional amount at value $3,026,592)	(37,200)	1,595,712

OLD WESTBURY FUNDS, INC.
REAL RETURN FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009 (Unaudited)

	Units	Unrealized Appreciation/ (Depreciation)

Commodity Index Swap Agreement with Cargill, Inc. based on the MISO Cinergy Hub Monthly Off-Peak Electricity Futures, expiring 06/26/09 (Underlying notional amount at value $9,125,006)	233,600	$(3,567,698)
Commodity Index Swap Agreement with Cargill, Inc. based on the MISO Cinergy Hub Monthly Off-Peak Electricity Futures, expiring 06/26/09 (Underlying notional amount at value $9,849,160)	(233,600)	4,289,000
Commodity Index Swap Agreement with Cargill, Inc. based on the MISO Cinergy Hub Monthly Off-Peak Electricity Futures, expiring 09/25/09 (Underlying notional amount at value $9,250,006)	236,800	(3,602,370)
Commodity Index Swap Agreement with Cargill, Inc. based on the MISO Cinergy Hub Monthly Off-Peak Electricity Futures, expiring 09/25/09 (Underlying notional amount at value $9,984,080)	(236,800)	4,328,812
Commodity Index Swap Agreement with Cargill, Inc. based on the Palm Oil Futures, expiring 05/15/09 (Underlying notional amount at value Malaysian Ringgit 79,736,032)	40,575	7,435,515
Commodity Index Swap Agreement with Cargill, Inc. based on the Palm Oil Futures, expiring 06/15/09 (Underlying notional amount at value $20,357,867)	40,000	8,702,804
Commodity Index Swap Agreement with Cargill, Inc. based on the Palm Oil Futures, expiring 06/15/09 (Underlying notional amount at value Malaysian Ringgit 23,127,725)	9,425	372,920
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 01/31/10 (Underlying notional amount at value $1,872,500)	(10,000)	1,179,229
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 02/28/10 (Underlying notional amount at value $1,872,500)	(10,000)	1,178,728

	Units	Unrealized Appreciation/ (Depreciation)

Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 03/31/10 (Underlying notional amount at value $1,872,500)	(10,000)	$1,178,322
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 04/30/10 (Underlying notional amount at value $1,872,500)	(10,000)	1,138,016
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 05/31/09 (Underlying notional amount at value $8,471,250)	(45,000)	5,773,669
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 05/31/10 (Underlying notional amount at value $1,872,500)	(10,000)	1,136,573
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 06/30/09 (Underlying notional amount at value $8,471,250)	(45,000)	5,738,497
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 06/30/10 (Underlying notional amount at value $1,872,500)	(10,000)	1,135,121
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 07/31/09 (Underlying notional amount at value $8,471,250)	(45,000)	5,707,006
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 07/31/10 (Underlying notional amount at value $1,872,500)	(10,000)	1,095,629
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 08/31/09 (Underlying notional amount at value $8,471,250)	(45,000)	5,681,936
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 08/31/10 (Underlying notional amount at value $1,872,500)	(10,000)	1,094,067

OLD WESTBURY FUNDS, INC.
REAL RETURN FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009 (Unaudited)

	Units	Unrealized Appreciation/ (Depreciation)

Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 09/30/09 (Underlying notional amount at value $8,471,250)	(45,000)	$5,656,002
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 09/30/10 (Underlying notional amount at value $1,872,500)	(10,000)	1,092,501
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 10/31/09 (Underlying notional amount at value $8,471,250)	(45,000)	5,512,209
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 10/31/10 (Underlying notional amount at value $1,872,500)	(10,000)	1,050,119
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 11/30/09 (Underlying notional amount at value $8,471,250)	(45,000)	5,507,637
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 11/30/10 (Underlying notional amount at value $1,872,500)	(10,000)	1,048,510
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 12/31/09 (Underlying notional amount at value $8,471,250)	(45,000)	5,503,628
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 12/31/10 (Underlying notional amount at value $1,872,500)	(10,000)	1,046,795
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Cotton Index, expiring 11/20/09 (Underlying notional amount at value $23,776,400)	634	(5,479,350)
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Cotton Index, expiring 11/20/09 (Underlying notional amount at value $31,383,000)	(634)	12,973,483

	Units	Unrealized Appreciation/ (Depreciation)

Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 01/31/10 (Underlying notional amount at value $621,500)	10,000	$67,823
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 02/28/10 (Underlying notional amount at value $621,500)	10,000	67,794
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 03/31/10 (Underlying notional amount at value $621,500)	10,000	67,771
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 04/30/10 (Underlying notional amount at value $621,500)	10,000	90,507
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 05/31/09 (Underlying notional amount at value $2,820,960)	45,000	(8,457)
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 05/31/10 (Underlying notional amount at value $621,500)	10,000	90,392
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 06/30/09 (Underlying notional amount at value $2,821,332)	45,000	13,649
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 06/30/10 (Underlying notional amount at value $621,500)	10,000	90,277
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 07/31/09 (Underlying notional amount at value $4,003,292)	50,000	(838,619)
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 07/31/10 (Underlying notional amount at value $621,500)	10,000	112,814

OLD WESTBURY FUNDS, INC.
REAL RETURN FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

	Units	Unrealized Appreciation/ (Depreciation)

Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 08/31/09 (Underlying notional amount at value $4,003,376)	50,000	$(812,416)
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 08/31/10 (Underlying notional amount at value $621,500)	10,000	112,653
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 09/30/09 (Underlying notional amount at value $4,003,292)	50,000	(785,993)
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 09/30/10 (Underlying notional amount at value $621,500)	10,000	112,492
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 10/31/09 (Underlying notional amount at value $2,261,250)	30,000	(264,187)
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 10/31/10 (Underlying notional amount at value $621,500)	10,000	134,882
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 11/30/09 (Underlying notional amount at value $2,261,250)	30,000	(263,968)
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 11/30/10 (Underlying notional amount at value $621,500)	10,000	134,675

	Units	Unrealized Appreciation/ (Depreciation)

Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 12/31/09 (Underlying notional amount at value $2,261,250)	30,000	$(263,776)
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 12/31/10 (Underlying notional amount at value $621,500)	10,000	134,455
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Soybean Meal Index, expiring 11/24/09 (Underlying notional amount at value $21,765,105)	(88,100)	(2,527,244)

		$88,190,605

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets

Collectible Coins	4.1%
Commodities	4.2%
Energy	21.8%
Industrials	11.7%
Materials	14.2%
Municipal Bonds	0.5%
U.S. Government and Agency Securities	35.1%
Utilities	1.3%
Other*	7.1%

*	Includes cash and equivalents, options, futures, swap agreements, pending trades and Fund share transactions. interest and dividends receivable and accrued expenses payable.

OLD WESTBURY FUNDS, INC.
FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS	April 30, 2009
(Unaudited)

Principal Amount		Value

CORPORATE BONDS — 23.5%

Banks — 3.0%
$1,000,000	Bank of Scotland Plc, 5.00%, 11/21/11(b)	$996,769
6,000,000	ING Bank NV, 2.63%, 02/09/12(b)	6,017,034

		7,013,803

Consumer Discretionary — 0.8%
1,000,000	Cornell University, 4.35%, 02/01/14	1,008,900
1,000,000	Snap-On, Inc., 5.85%, 03/01/14	998,638

		2,007,538

Consumer Staples — 2.2%
1,000,000	Procter & Gamble Co. (The), 4.60%, 01/15/14	1,058,986
1,500,000	Procter & Gamble Co. (The), 3.50%, 02/15/15	1,496,310
1,500,000	Unilever Capital Corp., 3.65%, 02/15/14	1,523,574
970,000	Wal-Mart Stores, Inc., 4.25%, 04/15/13	1,019,332

		5,098,202

Diversified Financials — 5.2%
2,700,000	American Express Credit Corp., Series C, 7.30%, 08/20/13	2,704,871
2,000,000	Eksportfinans A/S, 5.00%, 02/14/12	2,083,902
1,000,000	General Electric Capital Corp., 2.25%, 03/12/12	1,009,554
4,030,000	General Electric Capital Corp., MTN, 5.25%, 10/19/12	4,022,017
2,000,000	Sallie Mae, Inc., 7.30%, 08/01/12	2,352,520

		12,172,864

Energy — 2.0%
500,000	Marathon Oil Corp., 6.50%, 02/15/14	518,796
4,000,000	Shell International Finance BV, 4.00%, 03/21/14	4,124,900

		4,643,696

Health Care — 7.3%
500,000	McKesson Corp., 6.50%, 02/15/14	527,349
4,000,000	Medtronic, Inc., Cnv., 1.50%, 04/15/11(b)	3,780,000

Principal Amount		Value

Health Care (continued)
$1,235,000	Novartis Capital Corp., 4.13%, 02/10/14	$1,280,021
2,000,000	Pfizer, Inc., 5.35%, 03/15/15	2,149,966
7,000,000	Roche Holdings, Inc., 5.00%, 03/01/14(b)	7,338,198
2,000,000	Wyeth, 5.50%, 02/01/14	2,146,952

		17,222,486

Industrials — 0.0%
112,073	3M Employee Stock Ownership Plan Trust, 5.62%, 07/15/09(b)	113,128

Insurance — 3.0%
1,400,000	Berkshire Hathaway Finance Corp., 5.00%, 08/15/13	1,450,179
5,800,000	New York Life Global Funding, 4.65%, 05/09/13(b)	5,741,049

		7,191,228

Total Corporate Bonds (Cost $54,420,885)		55,462,945

MUNICIPAL BONDS — 9.0%

Arkansas — 0.1%
300,000	University of Arkansas Fayetteville Campus Various Facility Revenue Bonds, (FSA, GO of Board) 5.50%, 12/01/16	333,546

Connecticut — 0.4%
1,000,000	State of Connecticut Taxable GO, Series A, 3.59%, 03/01/12	1,009,330

Georgia — 0.3%
700,000	Gwinnett County Development Authority Public Schools Project COP, (NATL-RE) 5.25%, 01/01/25	804,328

Illinois — 1.0%
1,930,000	Chicago Board of Education Albany Park Academy Project GO, Series F, (NATL-RE) 5.50%, 12/01/18	2,291,199

Maine — 0.4%
350,000	State of Maine General Purpose GO, 3.94%, 05/15/11	358,743

OLD WESTBURY FUNDS, INC.
FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Principal Amount		Value

Maine (continued)
$465,000	State of Maine General Purpose GO, 4.34%, 05/15/13	$478,508

		837,251

Missouri — 1.0%
2,000,000	Hazelwood School District Improvement Direct Deposit Program Refunding GO, (State Aid Direct Deposit) 5.25%, 03/01/21	2,275,960

New Jersey — 2.0%
4,060,000	Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, OID, 6.00%, 06/01/37	4,628,847

New York — 1.7%
1,000,000	New York City Industrial Development Agency Polytechnic University Project, Civic Facility Revenue Bonds, OID, 6.13%, 11/01/30	1,088,850
1,790,000	New York State Dormitory Authority Economic Development & Housing Refunding Revenue Bonds, 4.81%, 12/15/11	1,828,664
500,000	New York State Dormitory Authority University of Rochester Revenue Bonds, Series A, 5.13%, 07/01/39	580,425
500,000	New York State Urban Development Corp. State Personal Income Tax Revenue Bonds, 5.64%, 12/15/13	527,525

		4,025,464

Ohio — 0.9%
1,040,000	City of Cleveland Various Purpose Refunding GO, (NATL-RE) 5.50%, 12/01/18	1,190,800
1,000,000	Ohio State Third Frontier Research and Development GO, Taxable, Series A, (NATL-RE) 5.25%, 05/01/11	1,051,640

		2,242,440

Principal Amount		Value

Texas — 0.5%
$1,000,000	Houston Area Water Corp. Northeast Water Purification Project Revenue Bonds, OID, (FGIC) 5.25%, 03/03/23	$1,103,810

Virginia — 0.5%
1,000,000	Fairfax County Water Authority Revenue Bonds, 5.00%, 04/01/21	1,147,560

Wisconsin — 0.2%
500,000	South Milwaukee School District Refunding GO, (FGIC) 5.20%, 04/01/22	555,720

Total Municipal Bonds (Cost $20,510,459)		21,255,455

U.S. GOVERNMENT AGENCIES — 45.7%
Fannie Mae — 0.2%
400,000	5.00%, 08/02/12	438,148
10,162	7.50%, 08/01/25	11,075

		449,223

Federal Farm Credit Bank — 3.1%
125,000	4.75%, 01/19/10	128,632
100,000	5.15%, 12/06/10	106,152
3,500,000	2.00%, 01/17/12	3,512,225
400,000	4.50%, 10/17/12	433,866
3,135,000	2.63%, 04/17/14	3,109,099

		7,289,974

Federal Home Loan Bank — 29.9%
50,000	4.00%, 02/12/10	51,271
30,000	7.38%, 02/12/10	31,547
25,000	3.38%, 05/14/10	25,625
215,000	4.50%, 09/10/10	224,750
2,294,330	4.75%, 10/25/10	2,366,739
60,000	4.25%, 11/02/10	62,705
50,000	4.25%, 11/15/10	52,313
630,000	6.63%, 11/15/10	682,088
730,000	4.75%, 12/10/10	768,595
1,240,000	4.88%, 12/10/10	1,311,893
1,360,000	4.00%, 02/15/11	1,426,123
2,135,000	5.88%, 02/15/11	2,305,828
500,000	2.88%, 03/11/11	514,266
6,020,000	4.88%, 03/11/11	6,418,115
5,420,000	5.25%, 06/10/11	5,833,400
235,000	5.38%, 06/10/11	254,451
320,000	4.38%, 08/15/11	340,830
75,000	5.75%, 08/15/11	81,963
1,355,000	5.00%, 10/13/11	1,466,755
50,000	4.25%, 11/15/11	53,285

OLD WESTBURY FUNDS, INC.
FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Principal Amount		Value

Federal Home Loan Bank (continued)
$490,000	4.88%, 11/15/11	$529,651
15,000	5.63%, 11/15/11	16,493
6,270,000	4.75%, 12/09/11	6,748,946
2,370,000	5.00%, 03/09/12	2,584,435
5,030,000	3.63%, 06/08/12	5,304,392
175,000	4.38%, 06/08/12	186,685
455,000	4.88%, 06/08/12	496,472
1,400,000	5.38%, 06/08/12	1,548,623
335,000	4.63%, 08/15/12	363,899
990,000	4.50%, 09/14/12	1,070,059
585,000	5.00%, 09/14/12	641,190
1,886,891	5.27%, 12/28/12	1,995,570
50,000	3.50%, 03/08/13	51,675
645,000	3.88%, 03/08/13	685,907
915,000	5.00%, 03/08/13	1,010,890
1,800,000	3.75%, 06/14/13	1,900,508
500,000	4.38%, 09/13/13	540,642
2,690,000	5.25%, 09/13/13	3,003,291
185,000	5.50%, 12/11/13	208,837
10,305,000	3.13%, 12/13/13	10,437,914
500,000	4.00%, 12/13/13	531,945
1,965,000	4.88%, 12/13/13	2,165,029
250,000	4.88%, 06/13/14	276,159
3,700,000	4.75%, 11/14/14	4,065,035

		70,636,789

Freddie Mac — 0.3%
190,000	4.50%, 12/16/10	199,832
355,000	5.00%, 08/15/12	388,916

		588,748

Ginnie Mae — 0.1%
101,628	8.50%, 10/15/17	109,740
485	9.00%, 02/15/20	524

		110,264

Overseas Private Investment Corp. — 5.8%
1,000,000	4.59%, 12/09/11(c)	1,048,456
11,410,698	5.14%, 12/15/23	12,732,627

		13,781,083

Private Export Funding Corp. — 4.7%
300,000	6.07%, 04/30/11	327,938
400,000	5.66%, 09/15/11(b)	437,885
425,000	4.90%, 12/15/11	460,465
310,000	5.69%, 05/15/12	345,311
7,760,000	3.55%, 04/15/13	8,139,604
1,350,000	4.97%, 08/15/13	1,492,888

		11,204,091

Principal Amount		Value

Small Business Administration — 0.6%
$1,500,000	4.73%, 02/10/19	$1,508,834

Tennessee Valley Authority — 1.0%
714,000	5.63%, 01/18/11	764,756
632,000	6.79%, 05/23/12	719,239
110,000	4.75%, 08/01/13	117,645
725,000	6.25%, 12/15/17	841,433

		2,443,073

Total U.S. Government Agencies (Cost $103,110,196)		108,012,079

U.S. GOVERNMENT SECURITIES — 19.8%

U.S. Treasury Notes — 19.8%
275,000	2.38%, 04/15/11(d)	300,096
300,000	4.50%, 02/15/16	336,468
1,175,000	2.63%, 02/29/16	1,175,367
1,200,000	2.38%, 03/31/16	1,178,626
38,592,000	4.63%, 11/15/16	43,651,180

Total U.S. Government Securities (Cost $42,777,781)		46,641,737

Shares

INVESTMENT COMPANY — 1.0%
2,377,900	SEI Daily Income Trust Government II Fund, Class A	2,377,900

Total Investment Company (Cost $2,377,900)		2,377,900

TOTAL INVESTMENTS — 99.0% (Cost $223,197,221)(a)		233,750,116

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		2,315,402

NET ASSETS — 100.0%		$236,065,518

OLD WESTBURY FUNDS, INC.
FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

(a)	Represents cost for financial reporting purposes and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$10,973,893
Unrealized depreciation	(420,998)

Net unrealized appreciation	$10,552,895

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.

(c)	Zero coupon bond. The rate represents the yield at time of purchase.

(d)	Inflation protected security. Principal amount reflects original security face amount.

Cnv. — Convertible
COP — Certificates of Participation
FGIC — Insured by Financial Guaranty Insurance Corp.
FSA — Insured by Financial Security Assurance, Inc.
GO — General Obligations
MTN — Medium Term Note
NATL-RE — Insured by National Public Finance Guarantee Corp.

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets

U.S. Government & Agency Securities	65.5%
Corporate Bonds	23.5
Municipal Bonds	9.0
Other*	2.0

*	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS	April 30, 2009
(Unaudited)

Principal Amount		Value

MUNICIPAL BONDS — 97.0%
Alabama — 0.5%
$110,000	Alabama State Public School & College Authority Revenue Bonds, Series C, (FSA) 5.00%, 05/01/13	$117,089
400,000	Alabama Water Pollution Control Authority Revenue Bonds, (AMBAC) 5.50%, 08/15/14	415,192
1,000,000	Huntsville-Redstone Village Special Care Facilities Financing Authority Revenue Bonds, Series A, OID, 8.13%, 12/01/26	1,241,830

		1,774,111

Arizona — 0.6%
350,000	Arizona State Board of Regents Revenue Bonds, Series 2008-C, OID, 5.88%, 07/01/24	391,055
800,000	Arizona State Transportation Board Grant Anticipation Revenue Bonds, Series A, 5.00%, 07/01/14	901,520
500,000	Phoenix Civic Improvement Corp. Refunding Revenue Bonds, Senior Lien, 5.50%, 07/01/24	557,405
250,000	University of Arizona Refunding COP, Series C, (AMBAC) 5.00%, 06/01/18	267,665

		2,117,645

California — 5.6%
1,000,000	California State Public Works Board Regents University Revenue Bonds, Series E, OID, 5.00%, 04/01/34	962,740
6,000,000	California State Public Works Board Regents University Revenue Bonds, Series F, OID, 5.00%, 04/01/34	5,776,440
1,155,000	City of Alameda GO, (NATL-RE) 5.00%, 08/01/33	1,109,447
4,000,000	City of Los Angeles Refunding Revenue Bonds, Series A, 5.00%, 06/01/17	4,484,360
350,000	Golden State Tobacco Securitization Corp. Enhanced-Asset Backed Revenue Bonds, Series B, OID, 5.63%, 06/01/13	395,860

Principal Amount		Value

California (continued)
$305,000	Golden State Tobacco Securitization Corp. Enhanced-Asset Backed Revenue Bonds, Series B, OID, (AMBAC) 5.00%, 06/01/13	$337,580
1,715,000	Los Angeles Community College District 2008 Election Refunding GO, Series A, 6.00%, 08/01/33	1,838,188
170,000	Los Angeles Unified School District 2005 Election GO, Series E, (FSA) 5.00%, 07/01/16	189,771
150,000	Placer County Water Agency Refunding COP, OID, (NATL-RE) 4.50%, 07/01/16	154,168
275,000	Pomona Public Financing Authority Revenue Bonds, Water Facilities Project, Series AY, (AMBAC) 5.00%, 05/01/18	273,232
280,000	Santa Clara Valley Water District Refunding and Improvement COP, Series A, 5.00%, 02/01/15	315,283
400,000	University of California Revenue Bonds, Series O, 5.00%, 05/15/15	449,204
1,700,000	University of California Revenue Bonds, Series O, 5.00%, 05/15/19	1,907,961

		18,194,234

Colorado — 0.2%
485,000	City of Longmont Sales & Use Tax Revenue Bonds, OID, 5.63%, 11/15/10	521,002

Connecticut — 0.2%
500,000	Connecticut Housing Finance Authority Revenue Bonds, Housing Mortgage Financing Program, Sub-Series F-2, (GO of Authority) 6.00%, 11/15/38	519,465
170,000	State of Connecticut GO, Series C, 4.50%, 11/01/12	187,272

		706,737

Florida — 6.1%
150,000	City of Port Orange Water & Sewer Refunding Revenue Bonds, (AMBAC) 5.00%, 10/01/16	157,554

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Principal Amount		Value

Florida (continued)
$170,000	Florida Department of Transportation Revenue Bonds, Series A, 5.00%, 07/01/29	$171,423
10,000,000	Florida State Board of Education Capital Outlay Refunding GO, Series A, (NATL-RE, FGIC) 5.00%, 06/01/17	11,174,100
1,005,000	Florida State Board of Education Public Education GO, Series E, OID, (FSA) 5.00%, 06/01/26	1,019,814
250,000	Hillsborough County Community Investment Tax Revenue Bonds, (AMBAC) 5.00%, 11/01/13	277,505
1,065,000	Hillsborough County Community Investment Tax Revenue Bonds, (AMBAC) 5.00%, 11/01/16	1,185,760
450,000	Miami-Dade County Water & Sewer Refunding Revenue Bonds, (XLCA) 5.00%, 10/01/18	470,390
2,000,000	Miami-Dade County Water & Sewer Refunding Revenue Bonds, (XLCA) 5.00%, 10/01/19	2,073,520
1,800,000	Miami-Dade County Water & Sewer Refunding Revenue Bonds, Series B, (FSA) 5.25%, 10/01/16	1,976,778
500,000	Palm Beach County Revenue Bonds, Series 2, OID, 5.25%, 11/01/25	529,495
900,000	Seminole County School Board COP, Series A, (AMBAC) 5.00%, 07/01/18	959,481

		19,995,820

Georgia — 1.3%
100,000	City of Atlanta Refunding GO, Series A, (NATL-RE, FGIC) 5.00%, 12/01/21	108,492
1,250,000	Georgia State Road & Tollway Authority Federal Highway Grant Antic Buildings Revenue Bonds, Series A, 5.00%, 06/01/18	1,420,650
525,000	Gwinnett County Development Authority Refunding COP, Gwinnett Development Schools Project, (NATL-RE) 5.00%, 01/01/15	586,168

Principal Amount		Value

Georgia (continued)
$400,000	Gwinnett County Development Authority Refunding COP, Gwinnett Development Schools Project, (NATL-RE) 5.25%, 01/01/17	$456,144
1,500,000	State of Georgia GO, Series B, 5.00%, 01/01/18	1,754,550

		4,326,004

Illinois — 2.4%
500,000	Chicago Board of Education Dedicated GO, Series B, (FSA) 5.00%, 12/01/18	548,105
900,000	Chicago Transit Authority Federal Transit Revenue Bonds, (AMBAC) 5.00%, 06/01/21	936,189
225,000	City of Chicago Neighborhoods Alive 21 Program GO, Series A, OID, (FGIC) 5.88%, 01/01/19	240,797
100,000	City of Rockford GO, Series A, OID, (FSA) 5.38%, 12/15/13	105,979
1,000,000	Cook County Community College District No. 524 Moraine Valley GO, Series B, (NATL-RE) 5.00%, 12/01/25	1,019,520
575,000	Cook County Refunding GO, Series A, OID, (NATL-RE, FGIC) 5.00%, 11/15/22	579,882
150,000	Cook County School District No. 100 Berwyn South Refunding GO, Series D, (FSA) 5.00%, 12/01/12	167,470
85,000	Du Page County Community Unit School District No. 202 Lisle Pre-Refunded GO, OID, (FSA) 5.55%, 12/30/17	91,644
65,000	Du Page County Community Unit School District No. 202 Lisle Un-Refunded GO, OID, (FSA) 5.55%, 12/30/17	67,897
260,000	Freeport Sewer System Improvements Refunding GO, OID, (AMBAC) 5.55%, 12/01/14	281,908
500,000	State of Illinois GO, First Series, 5.50%, 08/01/15	518,540
400,000	State of Illinois Sales Tax Revenue Bonds, Series Z, 5.00%, 06/15/12	405,768

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Principal Amount		Value

Illinois (continued)
$2,058,000	Village of Bolingbrook Refunding Special Tax, OID, (NATL-RE) 4.30%, 03/01/21	$2,117,147
250,000	Will County School District No. 122 Refunding GO, Series B, OID, (NATL-RE, FGIC) 5.20%, 11/01/16	265,505
600,000	Will County School District No. 161 Summit Hill Refunding GO, (NATL-RE, FGIC) 5.00%, 01/01/17	633,180

		7,979,531

Indiana — 5.0%
580,000	Anderson School Building Corp., First Mortgage Refunding Revenue Bonds, (FSA, State Aid Withholding) 5.00%, 01/15/16	666,925
1,490,000	Anderson School Building Corp., First Mortgage Refunding Revenue Bonds, (FSA, State Aid Withholding) 5.00%, 07/15/25	1,575,511
1,050,000	Avon Community School Building Corp., First Mortgage Refunding and Improvement Revenue Bonds, (AMBAC, State Aid Withholding) 5.00%, 07/15/16	1,150,054
650,000	Avon Community School Building Corp., First Mortgage Refunding and Improvement Revenue Bonds, (AMBAC, State Aid Withholding) 5.00%, 01/15/17	707,915
650,000	Decatur Township Marion County Multi-School Building Corp., First Mortgage Revenue Bonds, Series B, (FSA, State Aid Withholding) 5.00%, 07/15/18	716,157
315,000	East Allen Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (FSA, State Aid Withholding) 5.00%, 07/10/14	332,908
490,000	East Noble Facilities School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, State Aid Withholding) 5.00%, 07/15/16	561,844

Principal Amount		Value

Indiana (continued)
$510,000	Evansville Vanderburgh Public Leasing Corp., First Mortgage Refunding Revenue Bonds, (AMBAC) 5.25%, 07/15/17	$539,764
460,000	Franklin Community Multi-School Building Corp., First Mortgage Revenue Bonds, (FSA, State Aid Withholding) 5.13%, 07/15/12	500,761
75,000	Franklin Township School Building Corp., Marion County First Mortgage Revenue Bonds, 5.75%, 07/15/10	79,561
1,070,000	Griffith Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (FSA, State Aid Withholding) 5.00%, 01/15/22	1,142,653
1,505,000	Hammond School Building Corp., First Mortgage Revenue Bonds, (NATL-RE) 5.00%, 07/15/23	1,530,991
175,000	Huntington Countywide School Building Corp. II, First Mortgage Revenue Bonds, (NATL-RE, State Aid Withholding) 5.38%, 07/15/16	197,064
250,000	Indiana Bond Bank, Special Program Revenue Bonds, Series A, (AMBAC) 6.25%, 02/01/11	263,020
125,000	Indianapolis-Marion County Public Library GO, Series A, 4.60%, 07/01/18	128,631
145,000	Lebanon Middle School Building Corp., First Mortgage Revenue Bonds, (FSA, State Aid Withholding) 5.05%, 07/15/11	154,415
700,000	Mount Vernon of Hancock County Multi-School Building Corp., First Mortgage Revenue Bonds, Series A, (State Aid Withholding) 5.25%, 01/15/14	757,547
85,000	Noblesville Elementary/ Intermediate Schools Building Corp., First Mortgage Revenue Bonds, (FSA) 5.30%, 07/15/09	85,817

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Principal Amount		Value

Indiana (continued)		$219,407
$205,000	Noblesville Elementary/ Intermediate Schools Building Corp., First Mortgage Revenue Bonds, (FSA) 5.50%, 07/15/12
435,000	Noblesville Redevelopment Authority, Lease Rental Revenue Bonds, (AMBAC) 5.00%, 07/15/16	468,495
160,000	Northern Wells Community School Building Corp., First Mortgage Revenue Bonds, OID, (FGIC, State Aid Withholding) 5.00%, 01/15/16	178,037
500,000	Plainfield Elementary School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding) 5.00%, 07/15/18	541,360
715,000	Portage Township Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding) 5.00%, 01/15/16	810,388
735,000	Portage Township Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding) 5.00%, 07/15/16	837,621
570,000	Portage Township Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding) 5.00%, 07/15/17	650,028
200,000	Tippecanoe County Governmental Building Corp., First Mortgage Revenue Bonds, OID, (NATL-RE, FGIC) 5.00%, 01/15/19	212,204
765,000	Vigo County School Building Corp., First Mortgage Refunding Revenue Bonds, (FSA, State Aid Withholding) 5.00%, 01/10/16	879,429
175,000	Wayne Township School Building Corp., Marion County First Mortgage Revenue Bonds, (NATL-RE, School Board Resolution Funding) 5.00%, 01/15/15	198,081

Principal Amount		Value

Indiana (continued)
$150,000	Westfield Multi-School Building Corp., First Mortgage Revenue Bonds, Series A, (FSA, State Aid Withholding) 5.00%, 07/15/23	$155,244
135,000	Westfield-Washington Elementary Building Corp., First Mortgage Revenue Bonds, OID, (FGIC, State Aid Withholding) 4.75%, 01/15/11	143,294

		16,385,126

Iowa — 0.1%
250,000	City of Iowa City Parking Facilities Revenue Bonds, (NATL-RE) 5.88%, 07/01/15	251,390

Kentucky — 0.3%
1,000,000	Kentucky State Property & Buildings Commission Revenue Bonds, Project No. 88, (NATL-RE, FGIC) 5.00%, 11/01/15	1,114,630

Louisiana — 0.6%
2,000,000	Louisiana Public Facilities Authority Hurricane Recovery Program Revenue Bonds, (AMBAC) 5.00%, 06/01/16	2,099,460

Maine — 0.4%
850,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series A, (AMBAC) 5.00%, 07/01/16	966,331
400,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series B, (AMBAC) 5.00%, 07/01/21	431,628

		1,397,959

Maryland — 1.0%
3,030,000	Frederick Public Improvements GO, Series A, OID, 4.63%, 03/01/25	3,147,443

Michigan — 1.9%
130,000	Central Montcalm Public Schools GO, OID, (NATL-RE, Q-SBLF) 5.35%, 05/01/09	130,000

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Principal Amount		Value

Michigan (continued)
$1,350,000	Central Montcalm Public Schools Refunding GO, (NATL-RE, Q-SBLF) 5.00%, 05/01/23	$1,406,660
345,000	Clintondale Community Schools Refunding GO, (NATL-RE, Q-SBLF) 5.00%, 05/01/20	365,662
250,000	Detroit Water Supply System Revenue Bonds, Senior Lien, Series A, (FGIC) 5.00%, 07/01/13	270,542
240,000	Dundee Community School District School Building & Site GO, (Q-SBLF) 5.38%, 05/01/10	251,453
250,000	Dundee Community School District School Building & Site GO, OID, (Q-SBLF) 5.38%, 05/01/10	261,930
325,000	East Lansing School District School Building & Site GO, OID, (Q-SBLF) 5.35%, 05/01/10	340,431
150,000	Galesburg-Augusta Community Schools GO, (Q-SBLF) 5.38%, 05/01/10	157,158
150,000	Jackson Public Schools School Building & Site Refunding GO, (FSA, Q-SBLF) 5.00%, 05/01/15	166,965
685,000	Oakland University Refunding Revenue Bonds, (AMBAC) 5.25%, 05/15/18	734,594
245,000	Portage Public Schools School Building & Site GO, (FSA) 5.00%, 05/01/14	264,740
700,000	State of Michigan Trunk Line Refunding Revenue Bonds, Series A, 5.25%, 11/01/13	795,914
265,000	Stockbridge Community Schools Refunding GO, (FSA, Q-SBLF) 5.00%, 05/01/21	282,034
150,000	Van Buren County GO, OID, (AMBAC) 5.00%, 05/01/15	154,536
375,000	Warren Transportation Fund GO, OID, 5.00%, 06/01/16	383,846
400,000	Zeeland Public Schools Building & Site GO, (Q-SBLF) 5.00%, 05/01/20	411,196

		6,377,661

Principal Amount		Value

Minnesota — 0.7%
$950,000	Minnesota Public Facilities Authority Clean Water Revenue Bonds, Series B, 5.00%, 03/01/16	$1,107,804
1,000,000	Minnesota Public Facilities Authority Clean Water Revenue Bonds, Series B, 5.00%, 03/01/17	1,170,390

		2,278,194

Mississippi — 1.5%
1,500,000	State of Mississippi GO, Series A, 5.00%, 10/01/18	1,716,450
2,000,000	State of Mississippi GO, Series D, (NATL-RE) 5.00%, 11/01/16	2,292,480
890,000	University of Southern Mississippi Campus facilities Improvements Project Revenue Bonds, 5.00%, 09/01/20	985,257

		4,994,187

Missouri — 0.6%
1,505,000	Missouri State Highways & Transit Commission Refunding Revenue Bonds, Senior Lien, 5.00%, 02/01/14	1,717,641
100,000	North Kansas City School District No. 74 Refunding and Improvement Direct Deposit Program GO, (State Aid Direct Deposit) 5.00%, 03/01/18	113,923

		1,831,564

Nevada — 2.0%
1,000,000	Clark County Improvement District No. 112 Special Assessment, 5.00%, 08/01/34	958,430
500,000	Clark County School District GO, Series C, 5.00%, 06/15/18	534,220
2,000,000	Clark County School District Refunding GO, Series B, (NATL-RE, FGIC) 5.00%, 06/15/22	2,028,560
2,805,000	Clark County Water Reclamation District GO, Series A, 5.25%, 07/01/20	2,979,499

		6,500,709

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Principal Amount		Value

New Jersey — 4.8%
$355,000	Denville Township Board of Education Refunding GO, (FSA, School Board Resolution Funding) 4.00%, 02/15/17	$386,389
500,000	Harrison GO, (School Board Resolution Funding) 3.75%, 01/15/15	529,570
1,500,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, Series W, 5.00%, 03/01/18	1,599,015
500,000	New Jersey Economic Development Authority School Facilities Construction Revenue Bonds, Series O, 5.00%, 03/01/18	523,070
1,200,000	New Jersey Environmental Infrastructure Trust Revenue Bonds, Series A, 5.00%, 09/01/16	1,397,808
5,145,000	New Jersey Sports & Exposition Authority Refunding Revenue Bonds, Series B, 5.00%, 09/01/18	5,655,281
1,375,000	New Jersey Transportation Trust Fund Authority Transportation Systems Refunding Revenue Bonds, Series B, (NATL-RE) 5.50%, 12/15/15	1,529,990
435,000	New Milford School District Refunding GO, (School Board Resolution Funding) 4.00%, 08/15/15(b)	466,142
440,000	New Milford School District Refunding GO, (School Board Resolution Funding) 4.00%, 08/15/16(b)	469,748
360,000	New Milford School District Refunding GO, (School Board Resolution Funding) 4.00%, 08/15/17(b)	381,593
195,000	New Milford School District Refunding GO, (School Board Resolution Funding) 4.00%, 08/15/19(b)	201,644
225,000	New Milford School District Refunding GO, (School Board Resolution Funding) 4.00%, 08/15/20(b)	228,879
265,000	Ocean Township Board of Education Refunding GO, (School Board Resolution Funding) 3.50%, 06/01/15	277,100

Principal Amount		Value

New Jersey (continued)
$115,000	Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, OID, 5.00%, 06/01/14	$127,663
1,200,000	Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, OID, 6.00%, 06/01/37	1,368,132
385,000	Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, OID, 6.13%, 06/01/42	440,386

		15,582,410

New Mexico — 0.4%
1,200,000	Albuquerque Bernalillo County Water Utility Authority Improvement Revenue Bonds, Series A1, 5.50%, 07/01/22	1,371,576

New York — 11.4%
2,000,000	City of New York Fiscal 2008 Refunding GO, Series A1, 5.00%, 08/01/15	2,184,300
4,250,000	City of New York Refunding GO, Series G, (NATL-RE) 5.00%, 08/01/18	4,503,768
2,000,000	Metropolitan Transportation Authority Revenue Bonds, Series B, OID, 5.00%, 11/15/34	1,946,540
2,500,000	New York City Municipal Water Finance Authority Fiscal 2009 Revenue Bonds, Series A, 5.50%, 06/15/21	2,855,650
1,150,000	New York City Municipal Water Finance Authority Fiscal 2009 Revenue Bonds, Series A, OID, 5.75%, 06/15/40	1,239,482
1,500,000	New York City Municipal Water Finance Authority Refunding Revenue Bonds, Series CC, 5.00%, 06/15/29	1,524,075
1,000,000	New York Power Authority Refunding Revenue Bonds, Series C, (NATL-RE) 5.00%, 11/15/15	1,134,240
2,000,000	New York State Dormitory Authority Economic Development & Housing Revenue Bonds, Series A, 4.00%, 12/15/16	2,140,760

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Principal Amount		Value

New York (continued)
$3,000,000	New York State Dormitory Authority Education Revenue Bonds, Series A, 5.00%, 03/15/22	$3,244,890
1,000,000	New York State Dormitory Authority Education Revenue Bonds, Series A, OID, 5.00%, 03/15/38	1,001,480
550,000	New York State Dormitory Authority Mental Health Services Facilities Improvement Revenue Bonds, Series C, (NATL-RE, FGIC) 5.00%, 02/15/16	586,267
500,000	New York State Dormitory Authority Refunding Mental Health Services Facilities Improvement Revenue Bonds, (Assured GTY) 5.00%, 02/15/19	528,075
1,450,000	New York State Dormitory Authority State University Lease Revenue Bonds, 4.75%, 07/01/17	1,580,790
1,100,000	New York State Dormitory Authority Upstate Community Colleges Refunding Revenue Bonds, 6.00%, 07/01/31(c)	1,149,907
400,000	New York State Thruway Authority Refunding Revenue Bonds, Series A, 5.00%, 03/15/17	453,544
2,210,000	New York State Thruway Authority Second General Highway and Bridge Trust Fund Refunding Revenue Bonds, Series B, (AMBAC) 5.00%, 04/01/18	2,360,744
790,000	New York State Thruway Authority Transportation Revenue Bonds, Series A, 5.00%, 03/15/18	893,719
500,000	New York State Urban Development Corp. Refunding Revenue Bonds, Series D, 5.00%, 01/01/15	540,555
1,000,000	New York State Urban Development Corp. Refunding Revenue Bonds, Series D, OID, 5.25%, 01/01/21	1,046,180

Principal Amount		Value

New York (continued)
$250,000	New York State Urban Development Corp. Refunding Revenue Bonds, Series D, OID, 5.50%, 01/01/24	$262,000
1,000,000	New York State Urban Development Corp. Service Contract Refunding Revenue Bonds, (FSA) 5.00%, 01/01/15	1,098,370
4,800,000	New York State Urban Development Corp. State Personal Imcome Tax Revenue Bonds, Series B1, OID, 5.00%, 03/15/28	4,912,320

		37,187,656

North Carolina — 0.9%
300,000	Brunswick County GO, (NATL-RE, FGIC) 5.00%, 05/01/15	319,749
250,000	City of Winston-Salem COP, Series A, 5.00%, 06/01/15	283,798
1,635,000	Dare County COP, (NATL-RE, FGIC) 5.00%, 06/01/17	1,781,136
600,000	Harnett County COP, Series A, (FSA) 5.00%, 12/01/14
		688,320

		3,073,003

Ohio — 2.8%
1,135,000	Cincinnati City School District Classroom Construction and Improvements Refunding GO, (NATL-RE, FGIC) 5.00%, 12/01/17	1,283,447
865,000	County of Greene Governmental Enterprise Refunding Revenue Bonds, Series A, (NATL-RE) 5.25%, 12/01/21	997,855
300,000	County of Hamilton Sewer System Refunding Revenue Bonds, Series A, (NATL-RE) 5.00%, 12/01/19	322,719
100,000	Licking Heights Local School District School Facilities Construction and Improvements Refunding GO, Series A, (NATL-RE) 5.00%, 12/01/18	108,424

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Principal Amount		Value

Ohio (continued)
$2,365,000	Ohio State Building Authority Facilities Administration Building Project Refunding Revenue Bonds, Series B, (NATL-RE, FGIC) 5.00%, 10/01/18	$2,675,501
400,000	Ohio State Department of Administrative Services Knowledge System COP, Series A, (NATL-RE) 5.00%, 09/01/16	443,104
1,000,000	Ohio State University Revenue Bonds, Series A, 4.00%, 12/01/17	1,086,900
2,000,000	State of Ohio Higher Education GO, Series B, 5.00%, 05/01/23	2,116,480

		9,034,430

Oregon — 0.7%
500,000	Beaverton School District Washington County 48J GO, (School Board GTY) 5.00%, 06/15/18	570,625
1,500,000	Washington County-Clean Water Services Revenue Bonds, Senior Lien, Series A, 5.25%, 10/01/25	1,591,320

		2,161,945

Pennsylvania — 1.4%
1,585,000	Hempfield Area School District Refunding GO, Series B, (NATL-RE, FGIC, State Aid Withholding) 5.00%, 10/15/16	1,718,647
115,000	New Castle Area School District GO, OID, (NATL-RE, State Aid Withholding) 4.40%, 03/01/11	122,020
1,455,000	Pennsylvania Higher Educational Facilities Authority Temple University Refunding Revenue Bonds, (NATL-RE) 5.00%, 04/01/17	1,557,388
1,000,000	University of Pittsburgh of the Commonwealth Systems of Higher Education Revenue Bonds, University Capital Project, (GO of University) 5.50%, 09/15/37(c)	1,104,460

		4,502,515

Principal Amount		Value

Puerto Rico — 0.1%
$190,000	Puerto Rico Highway & Transportation Authority Refunding Revenue Bonds, Series W, OID, 5.50%, 07/01/15	$191,167

South Carolina — 0.7%
750,000	Charleston Waterworks & Sewer Refunding Revenue Bonds, Series A, 5.00%, 01/01/22	833,115
1,000,000	Charleston Waterworks & Sewer Refunding Revenue Bonds, Series A, 5.00%, 01/01/24	1,085,180
250,000	City of Charleston Refunding Revenue Bonds, 4.00%, 01/01/17	267,862

		2,186,157

Texas — 32.1%
1,255,000	Alamo Community College District GO, Series A, (NATL-RE) 5.50%, 08/15/15	1,465,288
4,405,000	Aldine Independent School District School Building GO, (PSF-GTD) 5.00%, 02/15/25	4,684,497
1,260,000	Aledo Independent School District School Building GO, Series A, (PSF-GTD) 5.00%, 02/15/20	1,366,949
110,000	Alief Independent School District GO, (PSF-GTD) 5.00%, 02/15/13	117,874
4,365,000	Austin Independent School District Refunding GO, (NATL-RE) 5.00%, 08/01/18	4,994,433
1,600,000	Beaumont Independent School District GO, OID, (Assured GTY) 5.00%, 02/15/34(b)	1,600,896
1,000,000	Brownsville Independent School District GO, (PSF-GTD) 5.50%, 08/15/18	1,102,750
1,995,000	Brownwood Independent School District School Building Refunding GO, (NATL-RE, FGIC) 5.25%, 02/15/25	2,021,593
1,805,000	Brownwood Independent School District School Building Refunding GO, (NATL-RE, FGIC) 5.25%, 02/15/26	1,818,249

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Principal Amount		Value

Texas (continued)
$100,000	City of Austin Refunding Sub Lien Revenue Bonds, (NATL-RE) 5.25%, 05/15/25	$105,292
750,000	City of Dallas GO, OID, 5.00%, 02/15/25	792,495
515,000	City of Denton Certificates of Obligation GO, (NATL-RE) 5.00%, 02/15/14	579,545
895,000	City of El Paso Water & Sewer Refunding Revenue Bonds, (NATL-RE) 4.50%, 03/01/14	991,696
4,000,000	City of Houston Public Improvement Refunding GO, Series A, (NATL-RE) 5.25%, 03/01/14	4,549,280
3,000,000	City of Houston Refunding Public Improvement GO, Series A, (NATL-RE) 5.38%, 03/01/15	3,392,340
255,000	City of Laredo Certificates of Obligation GO, OID, (FGIC) 5.38%, 08/15/20	280,485
1,280,000	City of Richardson Refunding GO, (NATL-RE) 5.25%, 02/15/20	1,412,378
1,630,000	City of San Antonio Un-Refunded GO, 5.25%, 08/01/13	1,859,194
1,500,000	Clint Independent School District School Building GO, Series A, (PSF-GTD) 5.00%, 08/15/28	1,563,885
190,000	Coppell Independent School District School Building GO, (NATL-RE) 5.00%, 08/15/15	216,957
315,000	Coppell Independent School District School Building GO, (NATL-RE) 5.00%, 08/15/16	361,670
650,000	County of Fort Bend Refunding GO, 5.00%, 03/01/24(b)	681,616
2,500,000	County of Harris Refunding GO, Series A, 5.00%, 10/01/23(b)	2,706,575
500,000	County of Hidalgo Certificates of Obligation GO, (NATL-RE) 4.50%, 08/15/19	519,785
100,000	Dallas Area Rapid Transit Senior Lien Sales Tax Refunding Revenue Bonds, (AMBAC) 5.00%, 12/01/17	113,311

Principal Amount		Value

Texas (continued)
$245,000	Deer Park Independent School District Limited Tax GO, (FSA) 5.00%, 02/15/17	$281,505
700,000	Edinburg Consolidated Independent School District School Building Refunding GO, Series B, (PSF-GTD) 5.00%, 02/15/18	804,391
245,000	El Paso County Refunding GO, (NATL-RE) 5.00%, 02/15/16	278,217
1,000,000	El Paso Independent School District GO, (PSF-GTD) 5.00%, 08/15/12	1,112,200
3,000,000	Fort Worth Independent School District Refunding GO, (PSF-GTD) 5.00%, 02/15/17	3,442,350
500,000	Friendswood Independent School District Schoolhouse GO, (PSF-GTD) 5.00%, 02/15/23	544,400
1,095,000	Friendswood Water & Sewer Refunding Revenue Bonds, (FSA) 5.00%, 03/01/21	1,171,223
350,000	Frisco Independent School District School Building GO, Series B, (NATL-RE) 5.50%, 07/15/13	399,798
275,000	Giddings Independent School District School Building GO, Series A, (PSF-GTD) 5.00%, 02/15/17	318,051
150,000	Giddings Independent School District School Building GO, Series A, OID, (PSF-GTD) 4.50%, 02/15/23	154,962
700,000	Grapevine Tax Increment Refunding GO, Series A, (NATL-RE) 5.00%, 08/15/17	775,691
1,000,000	Grapevine Tax Increment Refunding GO, Series A, (NATL-RE) 5.00%, 08/15/19	1,084,880
370,000	Gregory-Portland Independent School District GO, OID, (PSF-GTD) 5.50%, 08/15/10	393,876
1,000,000	Harlandale Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/35	1,013,360

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Principal Amount		Value

Texas (continued)
$500,000	Harlandale Independent School District School Building GO, (PSF-GTD) 5.00%, 08/15/18	$564,575
375,000	Hays Consolidated Independent School District Refunding GO, (PSF-GTD) 5.25%, 08/15/18	416,659
2,990,000	Houston Community College System Student Fee Revenue Bonds, Senior Lien, (FSA) 5.25%, 04/15/21	3,292,259
1,300,000	Magnolia Independent School District Schoolhouse GO, (PSF-GTD) 5.00%, 08/15/17	1,509,950
560,000	McAllen Independent School District Refunding GO, (PSF-GTD) 5.00%, 02/15/16	633,573
220,000	McKinney GO, OID, (FGIC) 5.20%, 08/05/14	222,928
440,000	Midland College District GO, (NATL-RE, FGIC) 5.00%, 02/15/24	456,949
1,890,000	Monahans-Wickett-Pyote Independent School District School Building GO, (PSF-GTD) 5.00%, 02/15/25	1,991,947
1,000,000	North East Independent School District Refunding GO, (PSF-GTD) 5.00%, 02/01/21	1,082,780
1,000,000	North East Independent School District Refunding GO, (PSF-GTD) 5.25%, 02/01/22	1,160,680
700,000	Northwest Independent School District GO, (PSF-GTD) 4.50%, 02/15/18	761,250
300,000	Plano Independent School District GO, (PSF-GTD) 4.50%, 02/15/19	322,707
1,205,000	Prosper Independent School District School Building Refunding GO, (PSF-GTD) 5.00%, 02/15/25	1,274,059
2,040,000	Prosper Independent School District School Building Refunding GO, (PSF-GTD) 5.00%, 02/15/28	2,115,664
525,000	Red Oak Independent School District School Building GO, (PSF-GTD) 5.00%, 08/15/18	598,957

Principal Amount		Value

Texas (continued)
$500,000	Rockwall Independent School District School Building GO, (PSF-GTD) 4.75%, 02/15/15	$565,040
375,000	San Antonio Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/16	428,205
295,000	San Felipe-Del Rio Consolidated Independent School District GO, OID, (PSF-GTD) 5.38%, 08/15/10	313,567
450,000	San Jacinto Community College District Refunding GO, (AMBAC) 4.25%, 02/15/13	488,020
1,005,000	San Jacinto Community College District Refunding GO, (AMBAC) 4.25%, 02/15/14	1,093,641
1,500,000	Socorro Independent School District Refunding GO, (PSF-GTD) 5.25%, 08/15/13	1,714,770
4,140,000	Socorro Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/18	4,607,903
6,565,000	Southwest Independent School District Refunding GO, (PSF-GTD) 5.00%, 02/01/19	7,267,521
2,000,000	Spring Branch Independent School District Schoolhouse GO, (PSF-GTD) 5.25%, 02/01/38	2,073,160
2,705,000	Spring Independent School District GO, (PSF-GTD) 5.00%, 02/15/15	3,085,377
555,000	Spring Independent School District Schoolhouse GO, (PSF-GTD) 5.00%, 08/15/19	636,058
635,000	State of Texas Public Finance Authority Park & Wildlife GO, OID, 5.90%, 10/01/17	649,135
2,340,000	State of Texas Water Financial Assistance GO, Series A, 5.00%, 08/01/27	2,449,114
900,000	State of Texas Water Financial Assistance GO, Sub-Series A, 5.00%, 08/01/19	1,025,559
1,570,000	Texas State Transportation Commission Revenue Bonds, First Tier, 5.00%, 04/01/17	1,810,979

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Principal Amount		Value

Texas (continued)
$250,000	Texas Tech University Refunding and Improvement Revenue Bonds, (AMBAC) 5.00%, 02/15/16	$287,055
1,000,000	Texas Tech University Refunding and Improvement Revenue Bonds, 12th Series, 5.00%, 02/15/22	1,085,270
3,000,000	University of Texas Financing Systems Refunding Revenue Bonds, Series C, 5.00%, 08/15/16	3,485,280
1,610,000	University of Texas Financing Systems Refunding Revenue Bonds, Series E, 5.00%, 08/15/15	1,857,618
1,095,000	Victoria Utility System, Water & Wastewater Authority Refunding Revenue Bonds, (AMBAC) 5.00%, 12/01/17	1,264,802
500,000	Waco Independent School District School Building Refunding GO, (PSF-GTD) 4.25%, 08/15/16	554,715
400,000	Ysleta Independent School District Building GO, (PSF-GTD) 5.00%, 08/15/25	420,176
280,000	Ysleta Independent School District Public Facility Corp. Lease Revenue Bonds, (AMBAC) 5.50%, 11/15/09	287,521

		104,929,360

Utah — 0.7%
1,975,000	Alpine School District School Building GO, (School Board GTY) 5.00%, 03/15/21	2,206,845
125,000	South Jordan Water Refunding Revenue Bonds, (AMBAC) 5.00%, 11/01/15	143,772

		2,350,617

Virginia — 1.4%
100,000	Fairfax Refunding GO, 5.00%, 04/01/15	115,246
2,530,000	Virginia College Building Authority Educational Facilities Refunding Revenue Bonds, 21st Century College & Equipment Programs, Series C, 4.00%, 02/01/15	2,759,926

Principal Amount		Value

Virginia (continued)
$150,000	Virginia College Building Authority Educational Facilities Revenue Bonds, 21st Century College & Equipment Programs, 5.00%, 02/01/16	$169,413
1,280,000	Virginia Public Building Authority Revenue Bonds, Series B, 5.00%, 08/01/14	1,471,424

		4,516,009

Washington — 7.5%
100,000	CDP-King County III Lease Refunding Revenue Bonds, King Street Center Project, (NATL-RE) 5.00%, 06/01/17	115,482
300,000	City of Puyallup Refunding Revenue Bonds, Series 2009B, 4.50%, 11/01/19(b)	317,832
1,500,000	City of Seattle Water & Wastewater Authority Refunding and Improvement Revenue Bonds, 5.00%, 02/01/22	1,639,695
100,000	Clark County Public Utility District No. 1 Generating System Refunding Revenue Bonds, (NATL-RE, FGIC) 5.00%, 01/01/13	111,533
4,500,000	Energy Northwest Columbia Generating Station Revenue Bonds, Series D, 5.00%, 07/01/21	4,810,275
1,160,000	King County Public Transportation Sales Tax Refunding GO, 4.00%, 12/01/18(b)	1,234,982
1,110,000	King County School District No. 403 Renton Refunding GO, (School Board GTY) 4.00%, 12/01/18	1,195,992
1,550,000	King County School District No. 403 Renton Refunding GO, (School Board GTY) 4.00%, 12/01/19	1,641,016
1,500,000	King County School District No. 414 Lake Washington GO, (School Board Guaranty) 5.00%, 12/01/20	1,681,635
200,000	Pierce County School District No. 320 Sumner Refunding GO, (NATL-RE, FGIC, School Board Guaranty) 5.00%, 12/01/16	220,068

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Principal Amount		Value

Washington (continued)
$250,000	Snohomish County School District No. 6 Mukilteo GO, OID, (School Board Guaranty) 5.35%, 12/01/10	$267,817
2,000,000	State of Washington Department of Ecology Refunding COP, Series B, (AMBAC) 5.00%, 04/01/16	2,294,760
4,000,000	State of Washington Various Purpose Refunding GO, Series R-2006A, (AMBAC) 5.00%, 07/01/17	4,508,720
2,000,000	State of Washington Various Purpose Refunding GO, Series R-A, (AMBAC) 5.00%, 01/01/25	2,084,800
2,005,000	University of Washington Refunding Revenue Bonds, 5.00%, 12/01/15	2,314,913

		24,439,520

West Virginia — 0.1%
275,000	West Virginia University Revenue Bonds, Series A, (NATL-RE) 5.50%, 04/01/17	316,170

Wisconsin — 1.0%
135,000	Cedarburg School District Refunding GO, Series B, (FSA) 5.00%, 03/01/11	144,904
145,000	Cedarburg School District Refunding GO, Series B, (FSA) 5.00%, 03/01/11	155,637
775,000	County of Outagamie Refunding GO, 5.50%, 04/01/14	851,182
150,000	Door County Corporate Purpose GO, Series A, OID, (FGIC) 5.25%, 09/01/20	162,321
500,000	Fond Du Lac Promissory Notes GO, OID, (FGIC) 4.40%, 05/01/11	517,040
100,000	Fond Du Lac Refunding GO, (NATL-RE, FGIC) 4.75%, 03/01/15	109,824
130,000	Menomonee Falls Water Systems Mortgage Refunding Revenue Bonds, OID, (FSA) 4.60%, 12/01/10	137,030
520,000	Osceola School District School Building GO, Series A, OID, (NATL-RE, FGIC) 5.13%, 05/01/17	541,232

Principal Amount		Value

Wisconsin (continued)
$220,000	Two Rivers Public School District Refunding GO, (FSA) 5.75%, 03/01/10	$229,594
505,000	Verona Area School District GO, Series A, (NATL-RE) 5.50%, 10/01/12	512,504

		3,361,268

Total Municipal Bonds (Cost $304,438,099)		317,197,210

Shares

INVESTMENT COMPANY — 4.8%
15,670,200	SEI Daily Income Trust Government II Fund, Class A	15,670,200

Total Investment Company (Cost $15,670,200)		15,670,200

TOTAL INVESTMENTS — 101.8% (Cost $320,108,299)(a)		332,867,410

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.8)%		(5,856,584)

NET ASSETS — 100.0%		$327,010,826

(a)	Represents cost for financial reporting purposes and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$13,564,488
Unrealized depreciation	(805,377)

Net unrealized appreciation	$12,759,111

(b)	Represents a security purchased on a when-issued basis.

(c)	Variable rate security. Rate shown is the rate as of April 30, 2009.

AMBAC — Insured by AMBAC Indemnity Corp.
COP — Certificates of Participation
FGIC — Insured by Financial Guaranty Insurance Corp.
FSA — Insured by Financial Security Assurance, Inc.
GO — General Obligations
GTY — Guaranty
NATL-RE — Insured by National Public Finance Guarantee Corp.
OID — Original Issue Discount
PSF-GTD — Permanent School Fund Guarantee
Q–SBLF — Qualified-School Bond Loan Fund
XLCA — XL Capital Insurance

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Portfolio diversification by State (Unaudited)

Percentage of Net Assets

Alabama	0.5%
Arizona	0.6
California	5.6
Colorado	0.2
Connecticut.	0.2
Florida	6.1
Georgia	1.3
Illinois	2.4
Indiana	5.0
Iowa	0.1
Kentucky.	0.3
Louisiana	0.6
Maine.	0.4
Maryland	1.0
Michigan	1.9
Minnesota	0.7
Mississippi.	1.5
Missouri.	0.6
Nevada	2.0
New Jersey	4.8
New Mexico	0.4
New York	11.4
North Carolina	0.9
Ohio	2.8
Oregon	0.7
Pennsylvania	1.4
Puerto Rico	0.1
South Carolina	0.7
Texas	32.1
Utah	0.7
Virginia	1.4
Washington	7.5
West Virginia	0.1
Wisconsin	1.0
Other*	3.0

*	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

This Page Intentionally Left Blank

OLD WESTBURY FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2009 (Unaudited)

	U.S. LARGE CAP FUND	NON-U.S. LARGE CAP FUND	GLOBAL SMALL & MID CAP FUND

ASSETS:
Investments, at value	$311,934,106	$1,519,902,612	$2,599,854,742
Foreign currency, at value (Cost $0, $2,345,032, $334,168, $2,153,062, $0, $0 and $0, respectively)	—	2,383,781	338,615
Cash	55	81,014	24
Restricted deposits with broker for foreign currency contracts	—	—	—
Segregated cash for futures contracts (Note 3)	—	—	—
Dividends and interest receivable	230,724	9,769,287	2,871,807
Receivable for Fund shares sold	534,370	848,061	909,990
Receivable for investments sold	—	—	15,576,965
Cash paid to broker on swap contracts	—	—	—
Unrealized appreciation on swap agreements	—	—	—
Unrealized appreciation on forward foreign currency exchange contracts	—	—	6,663,538
Variation margin	—	—	—
Prepaid expenses	21,350	29,504	30,227
Other assets	—	—	24,710

Total Assets	312,720,605	1,533,014,259	2,626,270,618

LIABILITIES:
Cash due to broker on swap agreements (Note 3)	—	—	—
Written option contracts, at value (premium received $0, $0, $0, $0, $1,622,659,760, $0 and $0, respectively)	—	—	—
Payable for Fund shares redeemed	30,693	1,674,049	2,181,509
Payable for investments purchased	—	8,145,554	5,393,267
Payable for swap contracts purchased	—	—	—
Unrealized depreciation on swap agreements	—	—	—
Unrealized depreciation on forward foreign currency exchange contracts	—	—	69,852
Deferred tax liability payable (Note 8)	—	—	297,737
Accrued expenses and other payables:
Investment advisory	164,213	824,902	1,744,013
Administration	6,800	25,542	42,086
Shareholder servicing fee	36,844	183,070	311,635
Custody	24,562	183,070	—
Directors	383	—	—
Legal and Audit	23,827	99,722	156,704
Other	14,504	59,211	—

Total Liabilities	301,826	11,195,120	10,196,803

NET ASSETS	$312,418,779	$1,521,819,139	$2,616,073,815

NET ASSETS consist of:
Capital paid-in	$423,136,529	$2,197,794,534	$2,769,207,465
Accumulated undistributed net investment income/(loss)	581,827	8,031,564	2,276,647
Accumulated undistributed net realized gain/(loss) on investments, futures contracts, swap agreements, written options and foreign currency transactions	(66,613,693)	(434,549,802)	(67,399,862)
Net unrealized appreciation/(depreciation) on investments, futures contracts, swap agreements and written options	(44,685,884)	(249,397,304)	(94,316,879)
Net unrealized appreciation/(depreciation) of other assets and liabilities denominated in foreign currencies and deferred taxes	—	(59,853)	6,306,444

NET ASSETS	$312,418,779	$1,521,819,139	$2,616,073,815

Net Asset Value, maximum offering price and redemption price per share	$9.25	$7.27	$10.16

SHARES OF CAPITAL STOCK OUTSTANDING	33,775,755	209,243,679	257,598,564

INVESTMENTS, AT COST	$356,619,990	$1,769,299,916	$2,694,171,621

[a]	Consolidated Statement of Assets and Liabilities.

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES - (Continued)
April 30, 2009 (Unaudited)

	GLOBAL OPPORTUNITIES FUND	REAL RETURN FUND[a]	FIXED INCOME FUND	MUNICIPAL BOND FUND

ASSETS:
Investments, at value	$2,085,084,459	$3,001,462,021	$233,750,116	$332,867,410
Foreign currency, at value (Cost $0, $2,345,032, $334,168, $2,153,062, $0, $0 and $0, respectively)	2,105,399	—	—	—
Cash	12,052	—	1,505	16
Restricted deposits with broker for foreign currency contracts	11,073,218	—	—	—
Segregated cash for futures contracts (Note 3)	—	23,506,157	—	—
Dividends and interest receivable	18,898,801	2,893,248	2,649,191	3,468,826
Receivable for Fund shares sold	7,506,995	636,075	117,395	643,315
Receivable for investments sold	11,139,719	16,334,357	—	—
Cash paid to broker on swap contracts	7,610,000	—	—	—
Unrealized appreciation on swap agreements	490,475	110,950,245	—	—
Unrealized appreciation on forward foreign currency exchange contracts	5,791,477	—	—	—
Variation margin	—	139,785	—	—
Prepaid expenses	24,697	34,508	20,388	18,626
Other assets	—	—	—	—

Total Assets	2,149,737,292	3,155,956,396	236,538,595	336,998,193

LIABILITIES:
Cash due to broker on swap agreements (Note 3)	—	96,900,000	—	—
Written option contracts, at value (premium received $0, $0, $0, $0, $1,622,659,760, $0 and $0, respectively)	—	1,756,165,800	—	—
Payable for Fund shares redeemed	3,600	301,209	43,551	7,800
Payable for investments purchased	107,767,709	141,410	295,143	9,796,573
Payable for swap contracts purchased	—	17,306	—	—
Unrealized depreciation on swap agreements	7,104,485	22,759,640	—	—
Unrealized depreciation on forward foreign currency exchange contracts	13,533,892	—	—	—
Deferred tax liability payable (Note 8)	89,464	—	—	—
Accrued expenses and other payables:
Investment advisory	1,463,549	862,279	85,364	113,505
Administration	31,255	26,014	5,733	6,927
Shareholder servicing fee	228,009	152,167	9,450	12,612
Custody	80,840	7,653	18,900	25,223
Directors	—	502	—	—
Legal and Audit	59,088	29,863	12,798	19,300
Other	32,844	71,264	2,138	5,427

Total Liabilities	130,394,735	1,877,435,107	473,077	9,987,367

NET ASSETS	$2,019,342,557	$1,278,521,289	$236,065,518	$327,010,826

NET ASSETS consist of:
Capital paid-in	$2,607,631,024	$1,817,210,650	$220,929,368	$313,394,518
Accumulated undistributed net investment income/(loss)	(44,026,307)	(10,426,944)	2,194,755	3,001,217
Accumulated undistributed net realized gain/(loss) on investments, futures contracts, swap agreements, written options and foreign currency transactions	(525,860,638)	(384,887,973)	2,388,500	(2,144,020)
Net unrealized appreciation/(depreciation) on investments, futures contracts, swap agreements and written options	(10,602,288)	(142,336,415)	10,552,895	12,759,111
Net unrealized appreciation/(depreciation) of other assets and liabilities denominated in foreign currencies and deferred taxes	(7,799,234)	(1,038,029)	—	—

NET ASSETS	$2,019,342,557	$1,278,521,289	$236,065,518	$327,010,826

Net Asset Value, maximum offering price and redemption price per share	$6.07	$8.14	$11.64	$11.66

SHARES OF CAPITAL STOCK OUTSTANDING	332,793,424	157,073,675	20,284,402	28,048,360

INVESTMENTS, AT COST	$2,089,072,737	$3,085,051,554	$223,197,221	$320,108,299

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.
STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2009 (Unaudited)

	U.S. LARGE CAP FUND	NON-U.S. LARGE CAP FUND	GLOBAL SMALL & MID CAP FUND

INVESTMENT INCOME:
Interest	$—	$188,835	$8,132,146
Dividends	3,280,188	19,820,988	10,596,679
Foreign tax withheld	(10,043)	(1,757,018)	(457,139)

Total investment income	3,270,145	18,252,805	18,271,686

EXPENSES:
Investment advisory fees	992,351	5,625,321	10,897,373
Shareholder servicing fees	212,647	1,125,729	1,923,066
Administration and Accounting fees	40,433	160,825	265,965
Custodian fees	141,765	1,125,994	255,465
Directors fees and expenses	16,353	77,716	90,395
Insurance premiums	9,356	17,850	13,197
Interest expense	—	—	1,488
Legal and Audit fees	22,684	127,164	206,222
Printing and postage fees	2,824	12,413	14,907
Registration fees	6,947	18,696	22,238
Transfer agent fees	25,540	103,229	135,410
Miscellaneous expenses	7,277	44,115	166,237

Total expenses	1,478,177	8,439,052	13,991,963
Expenses waived by Adviser (Note 5)	(60,533)	(558,947)	(47,887)

Net expenses	1,417,644	7,880,105	13,944,076

NET INVESTMENT INCOME/(LOSS)	1,852,501	10,372,700	4,327,610

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS, FUTURES CONTRACTS, SWAP AGREEMENTS, WRITTEN OPTIONS, FOREIGN CURRENCY TRANSACTIONS AND DEFERRED TAXES:
Net realized gains/(loss) on:
Investments	(66,457,915)	(254,534,762)	(53,300,406)
Futures contracts	—	—	—
Swap agreements	—	—	—
Written options	—	—	(15,259,909)
Foreign currency transactions	—	8,174,039	3,579,802
Net change in unrealized appreciation/depreciation on:
Investments	40,559,368	139,945,058	130,430,715
Futures contracts	—	—	—
Swap agreements	—	—	—
Written options	—	—	(3,182,250)
Foreign currency transactions	—	(7,960,253)	6,637,598
Deferred taxes on unrealized appreciation	—	—	(296,844)

Net realized and change in unrealized gain/(loss) on investments, futures contracts, swap agreements, written options, foreign currency transactions and deferred taxes	(25,898,547)	(114,375,918)	68,608,706

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(24,046,046)	$(104,003,218)	$72,936,316

[a]	Consolidated Statement of Operations.

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.
STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2009 (Unaudited) (Continued)

	GLOBAL OPPORTUNITIES FUND	REAL RETURN FUND[a]	FIXED INCOME FUND	MUNICIPAL BOND FUND

INVESTMENT INCOME:
Interest	$24,700,449	$(5,492,993)	$4,067,333	$5,231,167
Dividends	10,576,991	5,872,377	7,747	29,694
Foreign tax withheld	(491,530)	(195,938)	—	—

Total investment income	34,785,910	183,446	4,075,080	5,260,861

EXPENSES:
Investment advisory fees	7,056,006	5,235,911	450,744	592,847
Shareholder servicing fees	966,718	923,984	150,248	197,607
Administration and Accounting fees	152,073	160,332	32,220	38,460
Custodian fees	253,843	81,184	100,165	131,738
Directors fees and expenses	48,860	70,835	7,221	9,378
Insurance premiums	16,044	19,899	13,571	8,075
Interest expense	37,045	5,672	—	—
Legal and Audit fees	121,380	163,985	14,854	17,682
Printing and postage fees	8,473	11,933	1,219	1,584
Registration fees	23,339	15,729	6,220	7,043
Transfer agent fees	72,729	92,118	16,546	18,930
Miscellaneous expenses	64,622	44,762	7,867	19,228

Total expenses	8,821,132	6,826,344	800,875	1,042,572
Expenses waived by Adviser (Note 5)	(560,207)	—	(100,165)	(131,738)

Net expenses	8,260,925	6,826,344	700,710	910,834

NET INVESTMENT INCOME/(LOSS)	26,524,985	(6,642,898)	3,374,370	4,350,027

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS, FUTURES CONTRACTS, SWAP AGREEMENTS, WRITTEN OPTIONS, FOREIGN CURRENCY TRANSACTIONS AND DEFERRED TAXES:
Net realized gains/(loss) on:
Investments	(357,603,336)	(383,919,116)	2,755,139	(296,343)
Futures contracts	(1,210,074)	(6,141,439)	—	—
Swap agreements	4,561,062	35,734,770	—	—
Written options	(77,316,142)	—	—	—
Foreign currency transactions	46,635,026	(464,458)	—	—
Net change in unrealized appreciation/depreciation on:
Investments	407,313,342	518,244,908	8,505,358	18,857,983
Futures contracts	(594,673)	(13,431,447)	—	—
Swap agreements	(7,434,059)	(14,158,466)	—	—
Written options	62,903,011	(133,506,040)	—	—
Foreign currency transactions	(61,960,312)	(1,115,921)	—	—
Deferred taxes on unrealized appreciation	(89,464)	—	—	—

Net realized and change in unrealized gain/(loss) on investments, futures contracts, swap agreements, written options, foreign currency transactions and deferred taxes	15,204,381	1,242,791	11,260,497	18,561,640

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$41,729,366	$(5,400,107)	$14,634,867	$22,911,667

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS

	U.S. LARGE CAP FUND

	FOR THE SIX MONTHS ENDED APRIL 30, 2009 (Unaudited)	FOR THE YEAR ENDED OCTOBER 31, 2008

FROM OPERATIONS:
Net investment income	$1,852,501	$2,736,170
Net realized gain/(loss) on investments and foreign currency transactions	(66,457,915)	8,384,743
Net change in unrealized appreciation/depreciation on investments, foreign currency transactions and deferred taxes	40,559,368	(180,552,341)

Net increase/(decrease) in net assets resulting from operations	(24,046,046)	(169,431,428)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,330,978)	(2,893,131)
Capital gains	—	(22,627,659)

Net decrease in net assets from distributions	(1,330,978)	(25,520,790)

CAPTIAL STOCK TRANSACTIONS (DOLLARS):
Net proceeds from sale of capital stock	56,177,434	121,132,872
Related party sale of capital stock (Note 5)	—	—
Reinvestment of distributions	545,474	6,165,304
Net cost of capital stock redeemed	(56,035,800)	(84,394,638)

Net increase/(decrease) in net assets resulting from capital stock transactions	687,108	42,903,538

Net increase/(decrease) in net assets	(24,689,916)	(152,048,680)
NET ASSETS:
Beginning of period	337,108,695	489,157,375

End of period	$312,418,779	$337,108,695

Undistributed net investment income	$581,827	$60,304

CAPITAL SHARE TRANSACTIONS:
Shares sold	6,524,884	8,891,788
Shares issued from related party transaction (Note 5)	—	—
Shares issued as reinvestment of distributions	62,554	440,074
Shares redeemed	(6,562,415)	(6,356,301)

Net increase/(decrease) in shares outstanding	25,023	2,975,561

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS - (Continued)

	NON-U.S. LARGE CAP FUND		GLOBAL SMALL & MID CAP FUND

	FOR THE SIX MONTHS ENDED APRIL 30, 2009 (Unaudited)	FOR THE YEAR ENDED OCTOBER 31, 2008	FOR THE SIX MONTHS ENDED APRIL 30, 2009 (Unaudited)	FOR THE YEAR ENDED OCTOBER 31, 2008

FROM OPERATIONS:
Net investment income	$10,372,700	$31,831,374	$4,327,610	$7,268,494
Net realized gain/(loss) on investments and foreign currency transactions	(246,360,723)	(176,708,442)	(64,980,513)	9,844,530
Net change in unrealized appreciation/depreciation on investments, foreign currency transactions and deferred taxes	131,984,805	(821,250,263)	133,589,219	(446,920,758)

Net increase/(decrease) in net assets resulting from operations	(104,003,218)	(966,127,331)	72,936,316	(429,807,734)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(41,655,528)	(24,241,701)	(7,592,253)	(3,890,677)
Capital gains	—	(201,403,466)	—	(69,129,431)

Net decrease in net assets from distributions	(41,655,528)	(225,645,167)	(7,592,253)	(73,020,108)

CAPTIAL STOCK TRANSACTIONS (DOLLARS):
Net proceeds from sale of capital stock	295,027,244	921,773,830	299,064,619	482,190,275
Related party sale of capital stock (Note 5)	—	—	—	2,138,427,393
Reinvestment of distributions	17,469,737	124,056,153	7,483	63,779,540
Net cost of capital stock redeemed	(344,961,475)	(328,015,010)	(690,285,174)	(146,247,790)

Net increase/(decrease) in net assets resulting from capital stock transactions	(32,464,494)	717,814,973	(391,213,072)	2,538,149,418

Net increase/(decrease) in net assets	(178,123,240)	(473,957,525)	(325,869,009)	2,035,321,576
NET ASSETS:
Beginning of period	1,699,942,379	2,173,899,904	2,941,942,824	906,621,248

End of period	$1,521,819,139	$1,699,942,379	$2,616,073,815	$2,941,942,824

Undistributed net investment income	$8,031,564	$39,314,392	$2,276,647	$5,541,290

CAPITAL SHARE TRANSACTIONS:
Shares sold	40,351,548	91,310,650	31,438,072	40,971,072
Shares issued from related party transaction (Note 5)	—	—	—	207,412,938
Shares issued as reinvestment of distributions	2,326,197	9,745,181	787	5,081,609
Shares redeemed	(47,047,070)	(31,973,570)	(73,087,444)	(12,884,984)

Net increase/(decrease) in shares outstanding	(4,369,325)	69,082,261	(41,648,585)	240,580,635

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS - (Continued)

	GLOBAL OPPORTUNITIES FUND		REAL RETURN FUND

	FOR THE SIX MONTHS ENDED APRIL 30, 2009 (Unaudited)	FOR THE PERIOD ENDED OCTOBER 31, 2008[a]	FOR THE SIX MONTHS ENDED APRIL 30, 2009 (Unaudited)[b]	FOR THE YEAR ENDED OCTOBER 31, 2008

FROM OPERATIONS:
Net investment income/(loss)	$26,524,985	$24,751,118	$(6,642,898)	$32,093,715
Net realized gain/(loss) on investments, swap agreements, futures contracts, written options and foreign currency transactions	(384,933,464)	(139,508,276)	(354,790,243)	36,011,276
Net change in unrealized appreciation/depreciation on investments, swap agreements, futures contracts, written options, foreign currency transactions and deferred taxes	400,137,845	(418,539,367)	356,033,034	(815,357,966)

Net increase/(decrease) in net assets resulting from operations	41,729,366	(533,296,525)	(5,400,107)	(747,252,975)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(95,083,145)	(1,655,796)	(33,384,683)	(15,588,657)
Capital gains	—	—	—	(141,425,303)

Net decrease in net assets from distributions	(95,083,145)	(1,655,796)	(33,384,683)	(157,013,960)

CAPTIAL STOCK TRANSACTIONS (DOLLARS):
Net proceeds from sale of capital stock	982,702,387	1,824,994,362	152,151,033	575,849,885
Reinvestment of distributions	31,995,378	1,233,460	11,803,982	128,996,518
Net cost of capital stock redeemed	(110,552,629)	(122,724,301)	(218,592,728)	(225,119,277)

Net increase in net assets resulting from capital stock transactions	904,145,136	1,703,503,521	(54,637,713)	479,727,126

Net increase/(decrease) in net assets	850,791,357	1,168,551,200	(93,422,503)	(424,539,809)
NET ASSETS:
Beginning of period	1,168,551,200	—	1,371,943,792	1,796,483,601

End of period	$2,019,342,557	$1,168,551,200	$1,278,521,289	$1,371,943,792

Undistributed (distributions in excess of) net investment income	$(44,026,307)	$24,531,853	$(10,426,944)	$29,600,637

CAPITAL SHARE TRANSACTIONS:
Shares sold	168,203,509	192,816,597	19,573,594	42,787,873
Shares issued as reinvestment of distributions	5,613,224	124,341	1,453,692	9,714,403
Shares redeemed	(18,527,818)	(15,436,429)	(28,479,740)	(18,864,859)

Net increase in shares outstanding	155,288,915	177,504,509	(7,452,454)	33,637,417

[a]	For the period from November 28, 2007 (commencement of operations) to October 31, 2008.

[b]	Consolidated Statement of Changes in Net Assets.

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS - (Continued)

	FIXED INCOME FUND		MUNICIPAL BOND FUND

	FOR THE SIX MONTHS ENDED APRIL 30, 2009 (Unaudited)	FOR THE YEAR ENDED OCTOBER 31, 2008	FOR THE SIX MONTHS ENDED APRIL 30, 2009 (Unaudited)	FOR THE YEAR ENDED OCTOBER 31, 2008

FROM OPERATIONS:
Net investment income/(loss)	$3,374,370	$6,141,552	$4,350,027	$6,550,524
Net realized gain/(loss) on investments, swap agreements, futures contracts, written options and foreign currency transactions	2,755,139	2,083,069	(296,343)	(1,723,839)
Net change in unrealized appreciation/depreciation on investments, swap agreements, futures contracts, written options, foreign currency transactions and deferred taxes	8,505,358	384,029	18,857,983	(7,540,944)

Net increase/(decrease) in net assets resulting from operations	14,634,867	8,608,650	22,911,667	(2,714,259)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,461,838)	(6,131,427)	(3,931,434)	(5,755,579)
Capital gains	(1,978,171)	(203,836)	—	—

Net decrease in net assets from distributions	(5,440,009)	(6,335,263)	(3,931,434)	(5,755,579)

CAPTIAL STOCK TRANSACTIONS (DOLLARS):
Net proceeds from sale of capital stock	78,380,568	45,716,843	120,251,355	97,106,625
Reinvestment of distributions	3,291,327	3,834,740	1,581,953	2,124,735
Net cost of capital stock redeemed	(26,245,628)	(19,385,742)	(40,306,813)	(29,762,820)

Net increase in net assets resulting from capital stock transactions	55,426,267	30,165,841	81,526,495	69,468,540

Net increase/(decrease) in net assets	64,621,125	32,439,228	100,506,728	60,998,702
NET ASSETS:
Beginning of period	171,444,393	139,005,165	226,504,098	165,505,396

End of period	$236,065,518	$171,444,393	$327,010,826	$226,504,098

Undistributed (distributions in excess of) net investment income	$2,194,755	$2,282,223	$3,001,217	$2,582,624

CAPITAL SHARE TRANSACTIONS:
Shares sold	6,793,244	4,081,749	10,530,156	8,661,617
Shares issued as reinvestment of distributions	290,496	352,112	147,846	190,951
Shares redeemed	(2,273,727)	(1,737,386)	(3,569,568)	(2,676,154)

Net increase in shares outstanding	4,810,013	2,696,475	7,108,434	6,176,414

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.
U.S. LARGE CAP FUND
FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2009 (Unaudited)	YEAR ENDED OCTOBER 31,

		2008	2007	2006	2005	2004

Net asset value, beginning of period	$9.99	$15.89	$13.83	$12.20	$11.51	$10.98

Investment operations:
Net investment income	0.06 [a]	0.09 [a]	0.07	0.06	0.07	0.00 [b]
Net realized and unrealized gains/(losses) on investments	(0.76)	(5.18)	2.05	1.62	0.67	0.53

Total from investment operations	(0.70)	(5.09)	2.12	1.68	0.74	0.53

Distributions:
Net investment income	(0.04)	(0.09)	(0.06)	(0.05)	(0.05)	—
Net realized gains	—	(0.72)	—	—	—	—

Total distributions	(0.04)	(0.81)	(0.06)	(0.05)	(0.05)	—

Net asset value, end of period	$9.25	$9.99	$15.89	$13.83	$12.20	$11.51

Total return	(7.0)%[c]	(33.6)%	15.4%	13.8%	6.4%	4.9%

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$312,419	$337,109	$489,157	$396,493	$306,520	$290,045
Ratio of expenses to average net assets before expense waivers	1.04%[d]	1.03%	1.04%	— [e]	—[e]	— [e]
Ratio of expenses to average net assets after expense waivers	1.00%[d]	1.00%	1.01%	1.06%	1.14%	1.21%
Ratio of net investment income/(loss) to average net assets	1.31%[d]	0.63%	0.48%	0.47%	0.61%	(0.01)%
Portfolio turnover rate	37%[c]	95%	43%	56%	47%	40%

[a]	Calculated using the average shares method for the period.

[b]	Less than $0.01 or $(0.01) per share.

[c]	Not Annualized.

[d]	Annualized.

[e]	There were no voluntary fee reductions during the period.

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.
NON-U.S. LARGE CAP FUND
FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2009 (Unaudited)	YEAR ENDED OCTOBER 31,

		2008	2007	2006	2005	2004

Net asset value, beginning of period	$7.96	$15.04	$13.59	$11.23	$9.68	$8.59

Investment operations:
Net investment income	0.05 [a]	0.19 [a]	0.17	0.14	0.10	0.09
Net realized and unrealized gains/(losses) on investments and foreign currency transactions	(0.54)	(5.69)	2.24	2.30	1.57	1.09

Total from investment operations	(0.49)	(5.50)	2.41	2.44	1.67	1.18

Distributions:
Net investment income	(0.20)	(0.17)	(0.17)	(0.08)	(0.12)	(0.09)
Net realized gains	—	(1.41)	(0.79)	—	—	—

Total distributions	(0.20)	(1.58)	(0.96)	(0.08)	(0.12)	(0.09)

Net asset value, end of period	$7.27	$7.96	$15.04	$13.59	$11.23	$9.68

Total return	(6.2)%[b]	(40.5)%	18.5%	21.9%	17.3%	13.8%

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$1,521,819	$1,699,942	$2,173,900	$1,915,043	$1,518,585	$794,107
Ratio of expenses to average net assets before expense waivers	1.12%[c]	1.11%	— [d]	— [d]	— [d]	— [d]
Ratio of expenses to average net assets after expense waivers	1.05%[c]	1.10%	1.11%	1.14%	1.25%	1.31%
Ratio of net investment income to average net assets	1.38%[c]	1.72%	1.15%	1.17%	1.10%	1.01%
Portfolio turnover rate	35%[b]	66%	44%	50%	49%	51%

[a]	Calculated using the average shares method for the period.

[b]	Not Annualized.

[c]	Annualized.

[d]	There were no voluntary fee reductions during the period.

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2009 (Unaudited)
		YEAR ENDED OCTOBER 31,			PERIOD ENDED 10/31/05[a]

		2008	2007	2006

Net asset value, beginning of period	$9.83	$15.45	$12.94	$10.69	$10.00

Investment operations:
Net investment income	0.02 [b]	0.08 [b]	0.09	0.07	0.03
Net realized and unrealized gains/(losses) on investments, foreign currency transactions and deferred taxes	0.34	(4.53)	2.93	2.21	0.66

Total from investment operations	0.36	(4.45)	3.02	2.28	0.69

Distributions:
Net investment income	(0.03)	(0.07)	(0.11)	(0.02)	—
Net realized gains	—	(1.10)	(0.40)	(0.01)	—

Total distributions	(0.03)	(1.17)	(0.51)	(0.03)	—

Net asset value, end of period	$10.16	$9.83	$15.45	$12.94	$10.69

Total return	3.7%[c]	(30.4)%	24.1%	21.4%	6.9%[c]

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$2,616,074	$2,941,943	$906,621	$698,492	$502,103
Ratio of expenses to average net assets before expense waivers	1.09%[d]	1.12%	— [e]	— [e]	— [e]
Ratio of expenses to average net assets after expense waivers	1.09%[d]	1.11%	1.13%	1.15%	1.24%[d]
Ratio of net investment income to average net assets	0.34%[d]	0.66%	0.62%	0.60%	0.52%[d]
Portfolio turnover rate	15%[c]	36%	35%	39%	8%[c]

[a]	For the period from April 7, 2005 (commencement of operations) to October 31, 2005.

[b]	Calculated using the average shares method for the period.

[c]	Not Annualized.

[d]	Annualized.

[e]	There were no voluntary fee reductions during the period.

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2009 (Unaudited)	PERIOD ENDED 10/31/08[a]

Net asset value, beginning of period	$6.58	$10.00

Investment operations:
Net investment income[b]	0.12	0.16
Net realized and unrealized losses on investments, futures contracts, swap agreements, written options, foreign currency transactions and deferred taxes	(0.08)	(3.56)

Total from investment operations	0.04	(3.40)

Distributions:
Net investment income	(0.55)	(0.02)

Total distributions	(0.55)	(0.02)

Net asset value, end of period	$6.07	$6.58

Total return	1.1%[c]	(34.0)%[c]

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$2,019,343	$1,168,551
Ratio of expenses to average net assets before expense waivers	1.37%[d]	1.36%[d]
Ratio of expenses to average net assets after expense waivers	1.28%[d]	1.35%[d]
Ratio of net investment income to average net assets	4.12%[d]	1.98%[d]
Portfolio turnover rate	80%[c]	145%[c]

[a]	For the period from November 28, 2007 (commencement of operations) to October 31, 2008.

[b]	Calculated using the average shares method for the period.

[c]	Not Annualized.

[d]	Annualized.

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.
REAL RETURN FUND
FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2009 (Unaudited)[a]
		YEAR ENDED OCTOBER 31,			PERIOD ENDED 10/31/05[b]

		2008	2007	2006

Net asset value, beginning of period	$8.34	$13.73	$11.68	$10.41	$10.00

Investment operations:
Net investment income/(loss)	(0.04)[c]	0.21 [c]	0.24	0.17	0.09
Net realized and unrealized gains/(losses) on investments, futures contracts, swap agreements, written options and foreign currency transactions	0.05	(4.50)	3.00	1.31	0.32

Total from investment operations	0.01	(4.29)	3.24	1.48	0.41

Distributions:
Net investment income	(0.21)	(0.11)	(0.29)	(0.15)	—
Net realized gains	—	(0.99)	(0.90)	(0.06)	—

Total distributions	(0.21)	(1.10)	(1.19)	(0.21)	—

Net asset value, end of period	$8.14	$8.34	$13.73	$11.68	$10.41

Total return	0.1%[d]	(34.2)%	29.8%	14.4%	4.1%[d]

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$1,278,521	$1,371,944	$1,796,484	$1,264,707	$839,573
Ratio of expenses to average net assets	1.11%[e,f]	1.25%[f]	1.25%[f]	1.10%	1.16%[e]
Ratio of expenses to average net assets (excluding interest expense)	1.11%[e]	1.08%	1.09%	—	—
Ratio of net investment income to average net assets	(1.08)%[e]	1.54%	1.97%	1.81%	1.97%[e]
Portfolio turnover rate	62%[d]	88%	36%	56%	5%[d]

[a]	Consolidated Financial Highlights.

[b]	For the period from April 29, 2005 (commencement of operations) to October 31, 2005.

[c]	Calculated using the average shares method for the period.

[d]	Not Annualized.

[e]	Annualized.

[f]

When counterparties post cash collateral with respect to various swap transactions, the Fund invests the collateral and receives interest income and pays interest expense. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in the Fund’s overall expense ratio.

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.
FIXED INCOME FUND
FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2009 (Unaudited)
		YEAR ENDED OCTOBER 31,

		2008	2007	2006	2005	2004

Net asset value, beginning of period	$11.08	$10.88	$10.79	$10.78	$10.98	$11.12

Investment operations:
Net investment income	0.19 [a]	0.44 [a]	0.42	0.44	0.33	0.31
Net realized and unrealized gains/(losses) on investments	0.72	0.22	0.14	(0.02)	(0.17)	(0.01)

Total from investment operations	0.91	0.66	0.56	0.42	0.16	0.30

Distributions:
Net investment income	(0.22)	(0.44)	(0.47)	(0.38)	(0.36)	(0.37)
Net realized gains	(0.13)	(0.02)	—	(0.03)	0.00 [b]	(0.07)

Total distributions	(0.35)	(0.46)	(0.47)	(0.41)	(0.36)	(0.44)

Net asset value, end of period	$11.64	$11.08	$10.88	$10.79	$10.78	$10.98

Total return	8.3%[c]	6.2%	5.4%	4.0%	1.6%	2.8%

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$236,066	$171,444	$139,005	$98,267	$78,440	$78,281
Ratio of expenses to average net assets before expense waivers	0.80%[d]	0.82%	0.84%	— [e]	1.00%	1.10%
Ratio of expenses to average net assets after expense waivers	0.70%[d]	0.70%	0.73%	0.87%	0.99%	1.05%
Ratio of net investment income to average net assets	3.37%[d]	3.92%	4.22%	4.07%	3.05%	2.68%
Portfolio turnover rate	32%[c]	36%	59%	72%	17%	8%

[a]	Calculated using the average shares method for the period.

[b]	Less than $0.01 or $(0.01) per share.

[c]	Not Annualized.

[d]	Annualized.

[e]	There were no voluntary fee reductions during the period.

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2009 (Unaudited)	YEAR ENDED OCTOBER 31,

		2008	2007	2006	2005	2004

Net asset value, beginning of period	$10.82	$11.21	$11.27	$11.20	$11.47	$11.42

Investment operations:
Net investment income	0.19 [a]	0.37 [a]	0.35	0.33	0.29	0.29
Net realized and unrealized gains/(losses) on investments	0.83	(0.41)	(0.04)	0.14	(0.21)	0.22

Total from investment operations	1.02	(0.04)	0.31	0.47	0.08	0.51

Distributions:
Net investment income	(0.18)	(0.35)	(0.37)	(0.30)	(0.28)	(0.29)
Net realized gains	—	—	—	(0.10)	(0.07)	(0.17)

Total distributions	(0.18)	(0.35)	(0.37)	(0.40)	(0.35)	(0.46)

Net asset value, end of period	$11.66	$10.82	$11.21	$11.27	$11.20	$11.47

Total return	9.6%[b]	(0.5)%	2.8%	4.3%	0.7%	4.6%

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$327,011	$226,504	$165,505	$116,442	$98,652	$88,523
Ratio of expenses to average net assets before expense waivers	0.79%[c]	0.81%	0.84%	— [d]	0.99%	1.07%
Ratio of expenses to average net assets after expense waivers	0.69%[c]	0.70%	0.74%	0.86%	0.98%	1.05%
Ratio of net investment income to average net assets	3.30%[c]	3.32%	3.32%	3.05%	2.63%	2.57%
Portfolio turnover rate	6%[b]	47%	50%	52%	56%	45%

[a]	Calculated using the average shares method for the period.

[b]	Not Annualized.

[c]	Annualized.

[d]	There were no voluntary fee reductions during the period.

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
April 30, 2009 (Unaudited)

1.	Organization:

Old Westbury Funds, Inc. (the “Corporation”) was organized as a Maryland corporation on August 26, 1993 and commenced operations on October 22, 1993. The Corporation is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Corporation’s Articles of Incorporation permit the Corporation’s Board of Directors (the “Board”) to create an unlimited number of series, each with one or more separate classes of shares. At April 30, 2009, the Corporation consisted of seven separate investment portfolios (each series individually referred to as a “Fund” and collectively as the “Funds”) shown below:

Fund Name	Investment Objective

Old Westbury U.S. Large Cap Fund (“U.S. Large Cap Fund”)	Above-average long-term capital appreciation.
Old Westbury Non-U.S. Large Cap Fund (“Non-U.S. Large Cap Fund”)	Long-term growth of capital.
Old Westbury Global Small & Mid Cap Fund (“Global Small & Mid Cap Fund”)	Long-term capital appreciation.
Old Westbury Global Opportunities Fund (“Global Opportunities Fund”)	Long-term capital appreciation.
Old Westbury Real Return Fund (“Real Return Fund”)	Real return over inflation.
Old Westbury Fixed Income Fund (“Fixed Income Fund”)	Total return (consisting of current income and capital appreciation).
Old Westbury Municipal Bond Fund (“Municipal Bond Fund”)	Dividend income exempt from regular federal income tax.

The Corporation has authorized a total of 20 billion shares of common stock (par value $0.001 per share).

Under the Corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties for the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Corporation. However, based on experience, the Corporation expects the risk of loss to be remote.

2.	Basis for Consolidation for the Real Return Fund:

The Real Return Fund will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in OWF Real Return Fund Ltd., a wholly-owned subsidiary of the Real Return Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary has the same investment goal as the Real Return Fund. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Real Return Fund) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Real Return Fund. The portion of the Real Return Fund’s or Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial. To the extent of the Real Return Fund’s investment in the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. As of April 30, 2009, the Real Return Fund held $296,935,411 in the Subsidiary, representing 23.22% of the Real Return Fund’s net assets.

3.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Corporation in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the U.S. (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Valuation of Investments. Securities listed on an exchange are valued, except as indicated below, at the last sale price reflected at the close of the regular trading session of the exchange on the business day as of which such value is being determined, and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). If there has been no sale on such day, the security is valued at the mean of the closing bid and asked prices. If no bid or asked prices are quoted, or if

OLD WESTBURY FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)
April 30, 2009 (Unaudited)

events or circumstances that could materially affect the value of such Funds’ securities have occurred, then the security is valued at a fair value determined in accordance with procedures approved by the Board. Securities traded on more than one national securities exchange are valued at the last sale price on the exchange representing the principal market for such securities. Investments in open-end investment companies are valued at net asset value.

Securities traded in the over-the-counter market are valued at the mean of the current bid and asked prices from such sources as the Board deems appropriate to reflect their fair value.

U.S. government obligations and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost. Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board.

All other investment assets, including restricted and not readily marketable securities, are valued under procedures established by and under the general supervision and responsibility of the Board designed to reflect, in good faith, the fair value of such securities or other assets. Fair value methods used by the Board include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

In the event of a change in the S&P 500 Index that is greater than predetermined levels approved by the Board, the Funds may use a pricing service authorized by the Board that has been designated to determine fair value. The Funds that invest in securities that trade in non-U.S. markets may use a systematic fair valuation model provided by an independent third party vendor to value its non-U.S. securities. When these Funds use fair value pricing, the value assigned to the non-U.S. securities held by these Funds may not be the quoted or published prices of the investment on their primary markets or exchanges.

B. Futures Contracts. The Funds may invest in futures contracts, which are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the contract at the close of the last trading day and the price at which the contract was originally written. Upon entering into a futures contract, the Funds are required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuations in fair value of the underlying security. The Funds recognize a gain or loss equal to the variation margin. The Statements of Operations reflect gains and losses as realized for closed futures contracts and as unrealized for open futures contracts. These futures contracts permit the Funds to meet their objectives at a lower cost than investing directly in the underlying securities, while permitting the equivalent of an investment in a portfolio of the underlying securities. The potential risk to the Funds is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Funds denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Foreign security and currency transactions may involve certain risks not typically associated with those of U.S. companies, including the level of governmental supervision and regulation of foreign securities markets and the possibility of political and economic instability.

D. Forward Foreign Currency Exchange Contracts. The Funds (except Municipal Bond Fund) may enter into forward foreign currency contracts (“Forwards”) to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings. In addition, certain Funds may use Forwards to provide exposure to the foreign currency market. A Forward is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Forward is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation until the contract settlement date. The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When the Forward is closed or settled, the Fund

OLD WESTBURY FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)
April 30, 2009 (Unaudited)

records a realized gain or loss equal to the fluctuation in rates during the period the Forward was open. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

As of April 30, 2009, the Global Small & Mid Cap Fund had the following open Forwards:

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation/ (Depreciation)

Australian Dollar	3,509,954	Japanese Yen	250,000,000	06/04/09	$8,291
Canadian Dollar	50,398,000	U.S. Dollar	39,093,370	06/04/09	3,146,689
Australian Dollar	38,693,701	U.S. Dollar	24,572,048	06/09/09	3,470,237
Canadian Dollar	3,072,650	Japanese Yen	250,000,000	07/06/09	38,321
Brazil Real	5,624,297	Japanese Yen	250,000,000	07/08/09	(12,342)
Norway Krones	16,311,085	Japanese Yen	250,000,000	07/08/09	(57,510)

					$6,593,686

As of April 30, 2009, the Global Opportunities Fund had the following open Forwards:

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation/ (Depreciation)

Euro	250,256	Singapore Dollar	483,490	05/06/09	$4,542
Singapore Dollar	511,298	Euro	250,256	05/06/09	14,241
Japanese Yen	519,990,250	U.S. Dollar	5,800,420	05/07/09	(527,207)
Malaysian Ringgit	1,158,717	United Kingdom Pound	192,264	05/07/09	40,966
United Kingdom Pound	220,393	Malaysian Ringgit	1,158,717	05/07/09	647
Euro	3,250,000	U.S. Dollar	4,158,473	05/11/09	141,441
U.S. Dollar	10,000,001	Euro	7,805,183	05/11/09	(326,651)
U.S. Dollar	11,141,347	New Turkish Lira	18,547,000	05/11/09	(415,223)
Canadian Dollar	1,226,423	U.S. Dollar	1,004,310	05/12/09	23,492
U.S. Dollar	5,000,001	Euro	3,846,361	05/12/09	(88,911)
U.S. Dollar	10,306,043	Euro	7,955,386	05/13/09	(219,260)
U.S. Dollar	5,000,000	Euro	3,880,346	05/13/09	(133,857)
Peruvian New Sol	1,800,229	U.S. Dollar	666,011	05/15/09	(63,132)
Japanese Yen	320,604,000	U.S. Dollar	3,507,511	05/18/09	(255,740)
Singapore Dollar	2,828,520	U.S. Dollar	1,869,972	05/18/09	40,428
Swiss Franc	1,103,390	U.S. Dollar	949,847	05/18/09	17,150
U.S. Dollar	5,000,000	Euro	3,900,156	05/18/09	(159,975)
Peruvian New Sol	2,251,951	U.S. Dollar	832,514	05/19/09	(78,657)
U.S. Dollar	10,000,001	Euro	7,934,934	05/19/09	(498,018)
U.S. Dollar	30,000,003	Euro	23,869,767	05/19/09	(1,580,003)
U.S. Dollar	10,000,000	Euro	7,967,810	05/20/09	(541,477)
Costa Rican Colon	944,784,000	U.S. Dollar	1,800,000	05/22/09	(274,777)
Costa Rican Colon	209,952,000	U.S. Dollar	400,000	05/22/09	(61,062)
U.S. Dollar	5,000,000	Euro	3,946,735	05/26/09	(221,450)
U.S. Dollar	10,000,001	Euro	7,920,478	05/26/09	(478,632)
U.S. Dollar	10,000,001	Euro	7,849,152	05/26/09	(384,267)
Malaysian Ringgit	11,250,000	Euro	2,278,619	05/27/09	142,080
U.S. Dollar	742,796	Indonesian Rupiah	8,145,500,000	05/29/09	(21,675)
U.S. Dollar	475,384	Indonesian Rupiah	5,225,900,000	05/29/09	(15,076)
U.S. Dollar	1,041,951	Mexican Peso	14,530,000	05/29/09	(4,592)
U.S. Dollar	1,387,013	New Zealand Dollar	2,486,711	05/29/09	(17,110)
U.S. Dollar	1,387,013	New Zealand Dollar	2,501,782	05/29/09	(25,620)
U.S. Dollar	2,311,688	New Zealand Dollar	4,147,492	05/29/09	(30,196)

OLD WESTBURY FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)
April 30, 2009 (Unaudited)

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation/ (Depreciation)

Vietnamese Dong	1,763,453,000	Australian Dollar	123,819	05/29/09	$8,970
Vietnamese Dong	1,534,368,000	Australian Dollar	107,780	06/02/09	7,148
U.S. Dollar	15,000,000	Euro	11,903,723	06/04/09	(747,727)
U.S. Dollar	5,000,000	Euro	3,975,353	06/05/09	(259,062)
Malaysian Ringgit	14,867,819	Euro	2,975,528	06/09/09	233,637
Malaysian Ringgit	1,928,282	Euro	393,206	06/09/09	20,651
Malaysian Ringgit	1,929,757	Euro	393,206	06/09/09	21,065
Malaysian Ringgit	1,948,788	Euro	393,206	06/09/09	26,402
Malaysian Ringgit	4,891,974	Euro	983,015	06/10/09	71,581
U.S. Dollar	5,000,000	Swedish Krona	45,876,500	06/10/09	(702,843)
U.S. Dollar	5,000,000	Euro	3,959,142	06/11/09	(237,442)
U.S. Dollar	5,000,000	Swedish Krona	45,742,500	06/11/09	(686,187)
Malaysian Ringgit	831,309	Euro	166,585	06/12/09	12,763
Malaysian Ringgit	1,085,100	Euro	218,484	06/15/09	15,256
U.S. Dollar	10,000,000	Euro	7,833,307	06/15/09	(362,241)
U.S. Dollar	5,000,000	Euro	3,874,750	06/15/09	(125,688)
U.S. Dollar	23,019,103	Euro	17,779,762	06/15/09	(500,743)
U.S. Dollar	5,000,000	Euro	3,852,614	06/15/09	(96,406)
U.S. Dollar	5,000,000	Swedish Krona	43,140,500	06/15/09	(362,740)
U.S. Dollar	5,000,000	Swedish Krona	42,493,000	06/15/09	(282,251)
Malaysian Ringgit	2,143,944	Euro	433,120	06/16/09	28,224
U.S. Dollar	10,000,001	Euro	7,617,307	06/22/09	(76,113)
U.S. Dollar	10,000,001	Euro	7,453,920	06/22/09	140,014
Vietnamese Dong	6,496,087,000	Australian Dollar	455,860	06/22/09	31,028
U.S. Dollar	5,000,000	Swedish Krona	40,771,000	06/24/09	(68,201)
Canadian Dollar	2,348,922	U.S. Dollar	1,919,829	06/25/09	49,163
U.S. Dollar	15,000,002	Euro	11,168,817	07/06/09	226,943
Malaysian Ringgit	24,538,076	Euro	4,856,236	07/07/09	454,142
U.S. Dollar	6,000,000	Malaysian Ringgit	21,636,000	07/09/09	(64,042)
Euro	480,121	Singapore Dollar	949,631	07/13/09	(6,320)
Singapore Dollar	992,482	Euro	480,121	07/13/09	35,260
Euro	504,435	New Taiwanese Dollar	21,990,550	07/14/09	(6,666)
Euro	77,258	New Taiwanese Dollar	3,397,790	07/14/09	(1,934)
Euro	480,121	Singapore Dollar	946,698	07/14/09	(4,341)
Malaysian Ringgit	1,839,603	Euro	369,324	07/14/09	27,092
New Taiwanese Dollar	21,990,550	Euro	480,121	07/14/09	38,826
New Taiwanese Dollar	3,397,790	Euro	73,865	07/14/09	6,422
Singapore Dollar	993,980	Euro	480,121	07/14/09	36,274
Euro	39,049	New Taiwanese Dollar	1,717,338	07/15/09	(981)
Euro	333,960	New Taiwanese Dollar	14,708,618	07/15/09	(9,052)
Euro	428,506	New Taiwanese Dollar	18,680,469	07/15/09	(5,723)
Euro	147,730	Singapore Dollar	291,457	07/15/09	(1,447)
Euro	332,392	Singapore Dollar	657,272	07/15/09	(4,267)
Malaysian Ringgit	370,064	Euro	73,865	07/15/09	6,019
Malaysian Ringgit	2,952,822	Euro	590,919	07/15/09	45,996
Malaysian Ringgit	1,222,475	Euro	243,754	07/15/09	20,217
New Taiwanese Dollar	18,680,469	Euro	406,257	07/15/09	35,151
New Taiwanese Dollar	14,708,618	Euro	317,619	07/15/09	30,666
New Taiwanese Dollar	1,717,338	Euro	36,932	07/15/09	3,782
Singapore Dollar	693,802	Euro	332,392	07/15/09	28,938
Singapore Dollar	308,509	Euro	147,730	07/15/09	12,964
U.S. Dollar	15,000,001	Euro	11,358,473	07/15/09	(23,381)

OLD WESTBURY FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)
April 30, 2009 (Unaudited)

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation/ (Depreciation)

Euro	108,870	New Taiwanese Dollar	4,787,929	07/16/09	$(2,751)
Malaysian Ringgit	1,182,076	Euro	236,368	07/16/09	18,663
New Taiwanese Dollar	4,787,929	Euro	103,411	07/16/09	9,972
U.S. Dollar	20,107,097	Euro	15,190,071	07/16/09	15,898
Euro	255,337	New Taiwanese Dollar	11,131,268	07/17/09	(3,483)
Euro	240,061	Singapore Dollar	473,283	07/17/09	(2,129)
Malaysian Ringgit	1,201,073	Euro	240,061	07/17/09	19,102
New Taiwanese Dollar	11,131,268	Euro	240,061	07/17/09	23,687
Singapore Dollar	498,799	Euro	240,061	07/17/09	19,362
Euro	277,439	New Taiwanese Dollar	12,093,193	07/24/09	(4,010)
Euro	240,061	Singapore Dollar	474,553	07/24/09	(2,995)
Malaysian Ringgit	836,149	Euro	166,196	07/24/09	14,523
New Taiwanese Dollar	12,093,193	Euro	262,220	07/24/09	24,139
Singapore Dollar	499,365	Euro	240,061	07/24/09	19,754
U.S. Dollar	10,000,001	Euro	7,707,854	07/24/09	(194,494)
U.S. Dollar	15,000,000	Euro	11,449,508	07/27/09	(143,068)
U.S. Dollar	5,000,000	Euro	3,804,642	07/31/09	(31,947)
U.S. Dollar	1,041,914	Mexican Peso	14,669,000	07/31/09	(4,239)
U.S. Dollar	924,675	New Zealand Dollar	1,674,196	07/31/09	(17,388)
U.S. Dollar	2,311,688	New Zealand Dollar	4,152,409	07/31/09	(24,855)
U.S. Dollar	2,311,688	New Zealand Dollar	4,136,612	08/03/09	(15,604)
U.S. Dollar	924,675	New Zealand Dollar	1,619,311	08/03/09	13,638
Indonesian Rupiah	50,188,174,499	New Zealand Dollar	7,451,513	08/04/09	441,403
U.S. Dollar	2,083,721	Brazil Real	4,699,000	08/04/09	(12,955)
U.S. Dollar	5,000,000	Euro	3,757,689	08/04/09	30,184
U.S. Dollar	924,675	New Zealand Dollar	1,638,885	08/04/09	2,673
U.S. Dollar	2,311,688	New Zealand Dollar	4,107,995	08/04/09	617
U.S. Dollar	458,786	New Zealand Dollar	815,909	08/04/09	(228)
U.S. Dollar	15,316,839	Euro	11,574,117	08/05/09	9,254
United Kingdom Pound	2,032,043	U.S. Dollar	2,992,732	08/05/09	13,536
Russian Ruble	29,358,047	New Zealand Dollar	1,749,586	08/12/09	(124,640)
Russian Ruble	14,292,762	New Zealand Dollar	854,013	08/14/09	(62,148)
Vietnamese Dong	9,777,690,661	New Zealand Dollar	806,840	08/14/09	83,782
Chinese Yuan	2,574,000	Euro	268,125	09/18/09	25,098
Chinese Yuan	9,626,900	Euro	1,005,350	09/23/09	90,809
Chinese Yuan	6,409,000	Euro	670,240	09/23/09	59,213
Chinese Yuan	7,155,000	Euro	737,287	09/24/09	80,657
Russian Ruble	19,936,834	Australian Dollar	948,558	09/24/09	(107,491)
Russian Ruble	28,785,750	Australian Dollar	1,369,404	09/24/09	(155,079)
Russian Ruble	26,840,111	Australian Dollar	1,290,113	09/28/09	(154,898)
Vietnamese Dong	4,665,281,624	Australian Dollar	378,842	10/07/09	(19,489)
Chinese Yuan	1,540,249	Australian Dollar	332,789	10/13/09	(13,753)
Chinese Yuan	6,301,191	Euro	668,632	10/15/09	46,339
Japanese Yen	220,290,291	Euro	1,688,825	10/15/09	6,583
Chinese Yuan	6,331,922	Euro	677,186	10/16/09	39,607
Chinese Yuan	2,595,971	Australian Dollar	551,242	10/19/09	(13,147)
Chinese Yuan	8,487,104	Euro	911,379	10/19/09	48,361
Chinese Yuan	5,244,000	U.S. Dollar	757,530	10/21/09	17,094
Russian Ruble	15,779,000	U.S. Dollar	471,719	10/27/09	(20,499)
Japanese Yen	140,412,200	Euro	1,160,000	11/18/09	(105,146)
Japanese Yen	124,961,400	U.S. Dollar	1,314,000	11/18/09	(42,366)
U.S. Dollar	1,314,000	Japanese Yen	131,708,790	11/18/09	(26,297)

OLD WESTBURY FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)
April 30, 2009 (Unaudited)

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation/ (Depreciation)

Chinese Yuan	6,308,000	Euro	684,897	12/04/09	$27,020
Chinese Yuan	5,006,000	U.S. Dollar	684,815	12/04/09	55,419
Chinese Yuan	2,872,600	U.S. Dollar	407,461	12/14/09	17,396
Chinese Yuan	5,761,499	U.S. Dollar	814,922	12/14/09	37,202
Chinese Yuan	5,763,917	U.S. Dollar	817,577	12/15/09	34,922
Chinese Yuan	5,783,784	U.S. Dollar	817,577	12/15/09	37,861
Chinese Yuan	6,294,886	U.S. Dollar	894,478	12/16/09	36,573
Chinese Yuan	1,972,859	U.S. Dollar	279,047	12/17/09	12,757
Chinese Yuan	5,933,563	U.S. Dollar	837,140	12/18/09	40,505
Indian Rupee	11,219,513	New Zealand Dollar	407,538	12/18/09	(7,237)
Indonesian Rupiah	2,828,719,176	New Zealand Dollar	407,538	12/18/09	25,876
Chinese Yuan	1,612,872	U.S. Dollar	230,082	12/21/09	8,496
Chinese Yuan	1,897,016	U.S. Dollar	272,560	12/22/09	8,054
Mexican Peso	20,471,235	U.S. Dollar	1,445,964	12/22/09	(16,802)
Mexican Peso	8,501,666	U.S. Dollar	602,485	12/23/09	(9,038)
Mexican Peso	13,631,490	U.S. Dollar	963,976	12/24/09	(12,580)
Mexican Peso	3,652,904	U.S. Dollar	246,236	01/20/10	7,771
Mexican Peso	54,329,397	U.S. Dollar	3,693,533	01/21/10	83,772
Chilean Unidad de Fomento	411,630,000	U.S. Dollar	651,726	01/28/10	52,308
Chilean Unidad de Fomento	400,710,000	U.S. Dollar	635,836	01/29/10	49,512
Chilean Unidad de Fomento	124,780,000	U.S. Dollar	198,694	01/29/10	14,721
Chilean Unidad de Fomento	546,720,000	U.S. Dollar	874,262	01/29/10	60,811
U.S. Dollar	2,453,841	Singapore Dollar	3,684,000	01/29/10	(35,412)
U.S. Dollar	1,631,009	Singapore Dollar	2,454,000	01/29/10	(27,142)
U.S. Dollar	1,629,458	Singapore Dollar	2,452,000	01/29/10	(27,341)
U.S. Dollar	4,087,503	Singapore Dollar	6,125,000	01/29/10	(51,117)
Chilean Unidad de Fomento	198,700,000	U.S. Dollar	317,920	02/02/10	21,905
U.S. Dollar	717,387	New Zealand Dollar	1,419,051	02/02/10	(73,875)
U.S. Dollar	1,635,090	Singapore Dollar	2,457,000	02/02/10	(25,097)
U.S. Dollar	654,025	Singapore Dollar	983,000	02/02/10	(10,185)
Chilean Unidad de Fomento	372,860,000	U.S. Dollar	596,099	02/03/10	41,573
Chinese Yuan	16,160,000	U.S. Dollar	2,291,646	02/03/10	100,919
Chinese Yuan	2,696,000	U.S. Dollar	381,735	02/03/10	17,421
Mexican Peso	36,790,500	U.S. Dollar	2,452,165	02/03/10	101,179
U.S. Dollar	2,043,838	Singapore Dollar	3,078,000	02/03/10	(35,959)
Mexican Peso	30,950,000	U.S. Dollar	2,043,714	02/04/10	103,993
Mexican Peso	24,720,000	U.S. Dollar	1,634,650	02/04/10	80,739
U.S. Dollar	2,043,768	Singapore Dollar	3,095,000	02/04/10	(47,519)
U.S. Dollar	1,635,262	Singapore Dollar	2,469,000	02/05/10	(33,040)
Mexican Peso	15,274,000	U.S. Dollar	995,211	02/08/10	64,115
U.S. Dollar	1,291,930	Singapore Dollar	1,945,000	02/08/10	(22,311)
U.S. Dollar	1,636,339	Singapore Dollar	2,464,000	02/09/10	(28,593)
U.S. Dollar	654,586	Singapore Dollar	976,400	02/11/10	(5,172)
Chilean Unidad de Fomento	195,520,000	U.S. Dollar	317,919	02/12/10	16,422

OLD WESTBURY FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)
April 30, 2009 (Unaudited)

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation/ (Depreciation)

Malaysian Ringgit	22,100,000	U.S. Dollar	6,088,154	02/12/10	$101,977
Malaysian Ringgit	3,465,966	U.S. Dollar	954,812	02/12/10	15,993
Malaysian Ringgit	1,162,274	U.S. Dollar	320,186	02/12/10	5,363
South Korean Won	1,412,000,000	U.S. Dollar	1,038,235	02/12/10	74,154
U.S. Dollar	7,336,876	Malaysian Ringgit	26,728,240	02/12/10	(149,609)
U.S. Dollar	146,392	New Zealand Dollar	281,849	02/12/10	(10,694)
Chilean Unidad de Fomento	481,250,000	U.S. Dollar	794,798	02/16/10	28,100
Chilean Unidad de Fomento	480,420,000	U.S. Dollar	799,368	02/17/10	22,100
U.S. Dollar	188,156	New Zealand Dollar	376,161	02/22/10	(21,397)
U.S. Dollar	3,931,974	New Zealand Dollar	7,821,710	02/23/10	(425,170)
Chilean Unidad de Fomento	339,330,000	U.S. Dollar	559,553	02/26/10	20,595
Chilean Unidad de Fomento	484,020,000	U.S. Dollar	799,372	02/26/10	28,150
Chilean Unidad de Fomento	242,290,000	U.S. Dollar	399,687	02/26/10	14,553
Euro	2,410,862	Polish Zloty	10,787,400	02/26/10	1,927
Polish Zloty	10,787,400	Euro	2,302,196	02/26/10	141,791
Swedish Krona	84,036,600	Euro	7,436,670	02/26/10	633,914
Chilean Unidad de Fomento	241,090,000	U.S. Dollar	399,685	03/03/10	12,476
Chilean Unidad de Fomento	391,630,000	U.S. Dollar	639,500	03/04/10	30,010
Chilean Unidad de Fomento	245,410,000	U.S. Dollar	399,691	03/05/10	19,844
Chilean Unidad de Fomento	231,460,000	U.S. Dollar	376,217	03/08/10	19,454
Chilean Unidad de Fomento	245,910,000	U.S. Dollar	399,691	03/09/10	20,676
U.S. Dollar	997,287	Singapore Dollar	1,533,000	03/17/10	(38,616)
U.S. Dollar	997,531	Singapore Dollar	1,535,000	03/17/10	(39,724)
U.S. Dollar	307,421	Australian Dollar	451,990	03/24/10	(15,274)
Indian Rupee	27,793,000	U.S. Dollar	537,125	04/09/10	6,242
Indian Rupee	59,598,000	U.S. Dollar	1,150,985	04/12/10	14,023
Indian Rupee	40,031,000	U.S. Dollar	767,318	04/13/10	15,162
Indian Rupee	39,295,000	U.S. Dollar	767,331	04/15/10	693
Indian Rupee	19,629,000	U.S. Dollar	384,731	04/19/10	(1,152)
Indian Rupee	13,777,000	U.S. Dollar	268,558	04/19/10	665
Malaysian Ringgit	967,775	U.S. Dollar	267,319	04/19/10	3,696
Swedish Krona	28,478,956	Euro	2,615,292	04/19/10	90,820
Malaysian Ringgit	2,773,000	U.S. Dollar	772,273	04/20/10	4,273
Chilean Unidad de Fomento	783,077,000	U.S. Dollar	1,334,715	04/23/10	3,091
Chilean Unidad de Fomento	764,646,000	U.S. Dollar	1,304,500	04/26/10	1,783
Indian Rupee	27,912,000	U.S. Dollar	538,619	04/26/10	6,671
Chilean Unidad de Fomento	604,651,000	U.S. Dollar	1,033,327	04/27/10	(371)

OLD WESTBURY FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)
April 30, 2009 (Unaudited)

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation/ (Depreciation)

Chilean Unidad de Fomento	606,821,000	U.S. Dollar	1,033,327	04/27/10	$3,336
Indian Rupee	3,982,000	U.S. Dollar	76,947	04/27/10	846
Chilean Unidad de Fomento	974,634,000	U.S. Dollar	1,653,323	04/28/10	11,693
Chilean Unidad de Fomento	122,036,000	U.S. Dollar	206,666	04/28/10	1,815
Indian Rupee	19,756,000	U.S. Dollar	384,732	04/28/10	1,222
Indian Rupee	19,775,000	U.S. Dollar	384,728	04/30/10	1,598

					$(7,742,415)

E. Swap Agreements. The Funds may enter into swap agreements, which are agreements to exchange the return generated by one security, currency, commodity or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty. Payments received or made by the Fund at the expiration or other termination of the swap agreements are recorded in the accompanying Statements of Operations as realized gains or losses, respectively. Swap agreements are marked-to-market daily based on dealer-supplied valuations, and changes in value are recorded as unrealized appreciation/(depreciation). Gains or losses are realized upon the termination of the swap agreement. Upfront payments made and/or received by a fund, are recorded as an asset and/or liability on the Statements of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on termination date. The Global Opportunities Fund has an upfront payment asset balance of $7,610,000 as of April 30, 2009. Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Portfolios of Investments under the caption “Swap Agreements”.

The primary difference in risks associated with over-the-counter contracts and exchange-traded contracts is credit and liquidity risks. Over-the-counter contracts contain credit risk for unrealized gains from various counterparties for the duration of the contract. The credit risk related to exchange-traded contracts is minimal because the exchanges ensure that their contracts are always honored.

When counterparties post cash collateral with respect to various swap transactions, the Fund invests the collateral and receives interest income and pays interest expense. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in a Fund’s overall expense ratio.

F. Options. The Funds may purchase and write (sell) put and call options on equity securities and stock index futures in order to gain exposure to or to protect against changes in the market.

As a writer of call options, the Fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the Fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the Fund would realize a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the Fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the Fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the Fund would realize a loss, if the price of the financial instrument decreases between those dates.

OLD WESTBURY FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)
April 30, 2009 (Unaudited)

A summary of the Global Opportunities Fund written option transactions for the period is as follows:

	Number of Options Contracts	Premiums Received

Contracts outstanding at October 31, 2008	10,452	$20,569,754
Options terminated in closing purchase transactions	(5,272)	(18,682,357)
Options expired	(3,870)	(1,202,460)
Options exercised	(1,310)	(684,937)

Contracts outstanding at April 30, 2009	—	$—

A summary of the Real Return Fund written option transactions for the period is as follows:

	Number of Options Contracts	Premiums Received

Contracts outstanding at October 31, 2008	—	$—
Options written	40,000	1,622,659,760

Contracts outstanding at April 30, 2009	40,000	$1,622,659,760

G. Collectibles. The Real Return Fund may invest in Collectibles, which are rare objects collected by investors. They can include stamps, coins, books, oriental rugs, antiques, sports and other memorabilia, photographs, art and wine. Collectibles are generally expected to rise in value during inflationary periods when investors are trying to move to assets viewed as an inflation hedge. Generally, collectibles can be expected to drop in value during periods of low inflation. Collectible trading for profit is subject to certain risks and other considerations, including that collectibles: (i) have limited buying and selling markets; (ii) are often bought and sold at auction and subject to buyer and/or seller premiums; (iii) experience periods of high and low demand; (iv) must be insured, physically held and properly maintained; (v) may need to have their authenticity and provenance verified from time to time; and (vi) may not have accurate market valuations available. The values of the collectible coins held by the Real Return Fund are appraised on a quarterly basis by an independent professional coin appraiser who uses market auction data to determine each coin’s current value. Between these quarterly appraisals, each coin is valued weekly via information in the Coin Dealer Newsletter based on the price movement of a basket of like coins identified by the Advisor. The Real Return Fund does not currently intend to invest more than 5% of its total assets in Collectibles. As of April 30, 2009, the Real Return Fund held $52,173,247, or 4.08% of net assets, in Collectibles.

H. Commodities. The Real Return Fund and its Subsidiary may invest in commodities. Commodities are assets that have tangible properties, such as oil, agriculture products and precious metals. The value of commodities may be affected by, among other things, changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Other are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional risks which subject the Fund’s investments to greater volatility than investments in traditional securities. In order to gain exposure to the commodities markets the Real Return Fund and its Subsidiary may invest directly in physical commodities in addition to indirect investments in commodities-linked or related instruments.

I. Inflation-Protected Securities. The Funds may invest in inflation-protected securities, which unlike traditional debt securities that make fixed or variable principal and interest payments, are structured to provide against the negative effects of inflation. The value of the debt securities’ principal is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury currently uses the Consumer Price Index for Urban Consumers as a measure of inflation for Treasury Inflation-Protected Securities (“TIPS”). Other inflation-protected securities may not carry a similar guarantee by their issuer. A Fund may buy TIPS that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on the changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

OLD WESTBURY FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)
April 30, 2009 (Unaudited)

J. When-Issued and Delayed Delivery Securities. The Funds may purchase or sell securities that they are entitled to receive on a when-issued basis. The Funds may also purchase or sell securities on a delayed delivery basis. When-issued and delayed delivery securities involve risk that the security the Fund buys will lose value prior to its delivery. There is also a risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

K. Loan Participations and Assignments. The Funds may invest in fixed or floating rate loans to U.S. companies, foreign entities, and U.S. subsidiaries of foreign entities made by one or more financial institutions. The rate of interest on a fixed-rate loan is generally a set amount. The rate of interest payable on floating rate loans is the sum of a base lending rate plus a specified spread. Base lending rates are generally the LIBOR, the CD rate of a designated U.S. bank, the prime rate of a designated U.S. bank, the Federal Funds rate, or another base lending rate used by commercial lenders. The applicable spread may be fixed at time of issuance or may adjust upward or downward to reflect changes in credit quality of the borrower. A Fund may invest in loans that are investment grade, below investment grade (“junk”), or not rated by any nationally recognized statistical ratings organization. Loans that are rated lower than investment grade entail default and other risks greater than those associated with higher-rated loans. Generally, the lower the rating category, the riskier the investment. Typically, a Fund’s investments in loans are expected to take the form of loan participations and assignments of portions of loans from third parties.

Currently, the Global Opportunities Fund intends to invest in loans that are below investment grade and, to a lesser extent, unrated loans. The Global Opportunities Fund’s investments in loans are expected in most instances to be in the form of assignments.

L. Structured Notes. The Global Opportunities Fund and the Real Return Fund may purchase structured notes. Structured notes are privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a benchmark asset, market or interest rate, such as selected securities, an index of securities or specified interest rates, or the differential performance of two assets or markets, such as indexes reflecting bonds. Structured instruments may be issued by corporations, including banks, as well as by governmental agencies. Investing in structured notes is subject to certain risks, including credit risk and the normal risks of price changes in response to changes in interest rates. Because structured notes typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Further, in the case of certain structured notes, a decline or increase in the value of the underlying instruments may cause the interest rate to be reduced to zero, and any further declines or increases in the underlying instruments may then reduce the principal amount payable on maturity. The percentage by which the value of the structured note decreases may be far greater than the percentage by which the value of the underlying instruments decreases. These securities may be less liquid than other types of securities, and may be more volatile than their underlying instruments. In addition, structured notes typically are sold in private placement transactions and may have a limited trading market. Structured notes are valued daily via broker quotes and reviewed quarterly by the Funds’ Pricing Committee.

M. Credit Enhancement. Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; and third party insurance (i.e., AMBAC and FGIC).

N. Restricted and Illiquid Securities. The Funds may purchase securities which are subject to legal or contractual delays, restrictions, and costs on resale. Because of time limitations, the Funds might not be able to dispose of these securities at reasonable prices or at times advantageous to the Fund. Each Fund intends to limit the purchase of securities which have not been determined by the Adviser to be liquid, together with other securities considered to be illiquid, including repurchase agreements providing for settlement in more than seven days after notice, to not more than 15% of its net assets.

O. Security Transactions and Related Investment Income. Security transactions are accounted for no later than the first net asset value calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio securities transactions are reported on trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date except certain dividends from foreign securities where the ex-dividend dates may have passed are recorded as soon as the Funds are informed of the dividends. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is recognized on an accrual basis for each of the Funds and includes where applicable, the amortization of premiums and accretion of discounts.

OLD WESTBURY FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)
April 30, 2009 (Unaudited)

P. Interest Expense. When cash balances are overdrawn, the Funds are charged by Bessemer Trust Company an overdraft fee equal to 2.25% above the federal funds rate on outstanding balances. Citibank, N.A. charges 2.00% above the London InterBank Offered Rate for any overdrawn cash balances. These amounts, if any, would be included in “interest expense” in the Statements of Operations.

Q. Distributions to Shareholders. Distributions from net investment income, if any, generally are declared and paid semi-annually for the Global Opportunities Fund, Real Return Fund, Fixed Income Fund and Municipal Bond Fund and at least annually for the U.S. Large Cap Fund, Global Small & Mid Cap Fund and Non-U.S. Large Cap Funds. Distributable net realized gains, if any, are declared and distributed at least annually.

R. Expenses. Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to each Fund on the basis of relative net assets or another reasonable basis.

S. Financial Accounting Standards Board (“FASB”) Statement on Financial Accounting Standard No. 157, “Fair Value Measurements” (“FAS 157”).

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. The three levels of fair value hierarchy under FAS 157 are as follows:

•	Level 1 - quoted prices in active markets for identical securities.

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Funds’ investments as of April 30, 2009 is as follows:

Funds	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Investments in Securities
Assets:
U.S. Large Cap Fund	$311,934,106	$—	$—	$311,934,106
Non U.S. Large Cap Fund	196,080,453	1,323,822,159	—	1,519,902,612
Global Small & Mid Cap Fund	1,331,981,371	1,266,939,223	934,148	2,599,854,742
Global Opportunities Fund	441,622,535	1,626,409,688	17,052,236	2,085,084,459
Real Return Fund	688,458,036	2,313,003,985	—	3,001,462,021
Fixed Income Fund	2,377,900	231,372,216	—	233,750,116
Municipal Bond Fund	15,670,200	317,197,210	—	332,867,410

Other financial instruments*
Assets:
Global Small & Mid Cap Fund	—	6,663,538	—	6,663,538
Global Opportunities Fund	—	6,281,952	—	6,281,952
Real Return Fund	8,521,893	110,950,245	—	119,472,138

Other financial instruments*
Liabilities:
Global Small & Mid Cap Fund	—	(69,852)	—	(69,852)
Global Opportunities Fund	—	(20,638,377)	—	(20,638,377)
Real Return Fund	(21,953,340)	(1,778,925,440)	—	(1,800,878,780)

OLD WESTBURY FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)
April 30, 2009 (Unaudited)

*Other financial instruments are derivative instruments not reflected in the Portfolios of Investments, such as futures, forwards, swaps and written options. Futures, forwards and swaps are valued at the unrealized appreciation/depreciation on the instrument and written options are shown at market value.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Funds	Balance as of 11/1/08 (market value)	Realized gain (loss)	Change in Unrealized (depreciation)**	Net purchases (sales)	Transfer in (out) of level 3	Balance as of 4/30/09 (market value)

Global Small & Mid Cap Growth Fund	$162,296	$8	$(22,325)	$799,635	$(5,466)	$934,148
Global Opportunities Fund	24,436,875	(1,122,570)	(6,679,627)	417,558	—	17,052,236

**Included in the related net change in appreciation/depreciation on the Statements of Operations.

T. Recent Accounting Pronouncements. In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”) and is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Management is currently evaluating the implications of FAS 161. The impact on the Funds’ financial statement disclosures, if any, is currently being assessed.

In April 2009, FASB issued FASB Staff Position No. 157-4, “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly”, (“FSP FAS 157-4”). FSP FAS 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance for estimating fair value in acordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased. FSP FAS 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP FAS 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period. FSP FAS 157-4 expands the three-level hierarchy disclosure and the level three-roll forward disclosure for each major security type as described in paragraph 19 of FAS No. 115, “Accounting for Certain Investments in Debt and Equity Securities”. Management is currently evaluating the impact the implementation of FSP FAS 157-4 will have on the Funds’ financial statement disclosures.

4.	Affiliated Issuers:

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. For the six month period ended April 30, 2009, transactions with affiliated companies in the Real Return Fund are as follows:

	Value, Beginning of Period	Purchases	Sales Proceeds	Value, End of Period

Consolidated Subsidiary:
OWF Real Return Fund Ltd.	$—	$337,912,442	$40,106,000	$296,935,411

5.	Investment Advisory Fee, Administration Fee and Other Transactions:

A. Investment Advisory Fees. The Funds’ investment adviser is Bessemer Investment Management LLC (“BIM”), a wholly-owned subsidiary of Bessemer Trust Company, N.A. (“Bessemer”). Bessemer is a subsidiary of The Bessemer Group Incorporated (“BGI”). The investment advisory fee paid to BIM for advisory services is computed daily and paid monthly in accordance with the following schedule:

	First $500 million of average net assets	Second $500 million to $1 billion of average net assets	Average net assets exceeding $1 billion

U.S. Large Cap Fund	0.70%	0.65%	0.60%
Non-U.S. Large Cap Fund	0.80%	0.75%	0.70%
Fixed Income Fund	0.45%	0.40%	0.35%
Municipal Bond Fund	0.45%	0.40%	0.35%

OLD WESTBURY FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)
April 30, 2009 (Unaudited)

Average net assets

Global Small & Mid Cap Fund	0.85%
Real Return Fund	0.85%

	First $1.25 billion of average net assets	Second $1.25 billion to $2.5 billion of average net assets	Average net assets exceeding $2.5 billion

Global Opportunities Fund	1.10%	1.05%	1.00%

BIM has retained Dimensional Fund Advisors LP (“Dimensional”) and Champlain Investment Partners, LLC (“Champlain”) as sub-advisers to each manage a segment of the Global Small & Mid Cap Fund. Dimensional and Champlain are paid for their services directly by BIM.

BIM has retained T. Rowe Price International, Inc. (“T. Rowe Price International”), Franklin Advisers, Inc. (“Franklin”) and Shenkman Capital Management, Inc. (“SCM”) as sub-advisers to each manage a segment of the Global Opportunities Fund. T. Rowe Price International, Franklin and SCM are paid for their services directly by BIM.

B. Administration, Fund Accounting, and Transfer Agent Fees. PNC Global Investment Servicing (U.S.) Inc. (“PNC”) acts as administrator, fund accounting agent and transfer agent for the Corporation pursuant to an Administration and Accounting Services Agreement and a Transfer Agency Services Agreement, respectively. Certain officers of the Funds are also affiliates of PNC.

C. Underwriting, Distribution and Shareholder Servicing Fees. The Corporation has entered into an Underwriting Agreement with PFPC Distributors, Inc. The Funds have adopted a shareholder servicing plan (the “Shareholder Servicing Plan”). Under the plan, the Funds have entered into a shareholder servicing agreement with Bessemer, pursuant to which Bessemer serves as a shareholder servicing agent and provides certain shareholder support services. For these services, each Fund pays a maximum annual fee of up to 0.15% of its average daily net assets. Bessemer has contractually committed through October 31, 2010 to waive its shareholder servicing fee for the Fixed Income Fund and Municipal Bond Fund to the extent necessary to maintain a maximum shareholder servicing fee for each of these Funds at 0.05%. For the period ended April 30, 2009, the Fixed Income Fund and Municipal Bond Fund waived shareholder servicing fees of $100,165 and $131,738, respectively.

D. Board of Directors’ Fees. Each member of the Board receives from the Funds a total annual retainer of $82,500 (plus $25,000 for serving as the Board’s Chairman, $5,000 for serving as the Board’s Vice Chairman, $15,000 for serving as the Audit Committee Chairman, $15,000 for serving as a member of the Pricing Committee and $7,500 each for serving as the Nominating Committee Chairman and the Governance Committee Chairman) and receives for attendance at Board and committee meetings the following:

	Noticed to be In-Person (whether participating by phone or in-person)	Noticed to be telephonic

Regular Board Meeting	$7,500	$3,750
Special Board Meeting	4,000	2,000
Audit Committee Meeting	4,000	2,000
Nominating Committee Meeting	4,000	2,000
Governance Committee Meeting	4,000	2,000

Each member of the Board is reimbursed for all out-of-pocket expenses relating to attendance at meetings of the Board and any Board committee. Officers or employees of BIM and PNC do not receive compensation from the Funds. Fees are paid at the Corporation and allocated to the Funds on a pro rata basis based on net assets.

E. Custody Fees. The U.S. Large Cap Fund, Non-U.S. Large Cap Fund, Fixed Income Fund and Municipal Bond Fund have each retained Bessemer Trust Company (“BTCO”), a wholly-owned subsidiary of The Bessemer Group, Incorporated, to serve as their custodian and the Real Return Fund and the Global Small & Mid Cap Fund have retained BTCO to serve as their co-custodian. Pursuant to the Funds’ Custody Agreement, BTCO is responsible for maintaining the books and records of the Funds’ securities and cash, except for the Real Return Fund for which BTCO is only responsible for the coins or bullions or other forms of precious metals held by the Real Return Fund. BTCO is responsible for the assets of the Global Small & Mid Cap Fund which are managed by BIM. For providing these services, BTCO receives a fee from each Fund which is accrued

OLD WESTBURY FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)
April 30, 2009 (Unaudited)

daily and paid monthly at an annual rate of 0.10% (0.15% for the Non-U.S. Large Cap Fund) of the average daily net assets of each Fund. In addition, BTCO receives from the Real Return Fund any transaction costs related to the Real Return Fund’s investments in coins or bullions or other forms of precious metals. The Global Opportunities Fund has retained Citibank, N.A. (“Citibank”) to serve as the Fund’s custodian and the Global Small & Mid Cap Fund, Real Return Fund and OWF Real Return Fund Ltd. have retained Citibank to serve as their co-custodian. Citibank is responsible for maintaining the books and records of these Funds’ securities and cash, excluding coins or bullions or other forms of precious metals held by the Real Return Fund and assets of the Global Small & Mid Cap Fund managed by the sub-advisers. For providing these services, Citibank receives a fee from each Fund calculated and paid monthly based on safekeeping and transaction fees that vary by country.

F. Fee Waivers. BIM may voluntarily waive a portion of its advisory fee to limit the Funds’ total expenses. BIM may terminate this voluntary waiver at any time. BIM, however, does not have the ability to recapture fees currently being waived at a later date. BIM has contractually committed through October 31, 2010 to waive its advisory fees to the extent necessary to maintain the net operating expense ratios of the U.S. Large Cap Fund at 1.00%, the Non-U.S. Large Cap Fund at 1.05%, the Global Small & Mid Cap Fund at 1.11%, the Global Opportunities Fund at 1.20%, the Fixed Income Fund at 0.70% and the Municipal Bond Fund at 0.70%. Any waiver amounts are disclosed in the Statements of Operations. The adviser waived $60,533 for the U.S Large Cap Fund, $558,947 for the Non-U.S. Large Cap Fund, $47,887 for the Global Small & Mid Cap Fund and $560,207 for the Global Opportunities Fund. The Fixed Income Fund and Municipal Bond Fund had shareholder servicing fee waivers of $100,165 and $131,738, respectively.

6.	Securities Transactions:

Investment transactions for the six months ended April 30, 2009, excluding short-term investments and U.S. Government securities, were as follows:

	Purchases	Sales

U.S. Large Cap Fund	$118,324,646	$97,866,936
Non-U.S. Large Cap Fund	460,336,039	512,502,376
Global Small & Mid Cap Fund	1,202,956,254	164,404,833
Global Opportunities Fund	1,559,464,229	829,739,843
Real Return Fund	350,725,681	348,017,281
Fixed Income Fund	66,751,162	18,457,910
Municipal Bond Fund	91,429,320	14,232,041

Purchase and sales of U.S. Government Securities during the six months ended April 30, 2009 were as follows:

	Purchases	Sales

Global Opportunities Fund	$50,074,607	$—
Real Return Fund (Consolidated)	307,555,854	246,502,059
Fixed Income Fund	51,807,452	44,490,673

7.	Market and Credit Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Funds’ Statements of Assets and Liabilities.

8.	Federal Income Taxes:

It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions from net investment income and net realized capital gains sufficient to relieve it from all, or substantially

OLD WESTBURY FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)
April 30, 2009 (Unaudited)

all, federal income taxes. Federal income tax regulations differ from accounting principles generally accepted in the U.S.; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.

By investing in the Subsidiary the Real Return Fund will gain exposure to commodities and commodity-linked instruments within the limits of Subchapter M of the Code. Subchapter M requires, among other things, that a fund derive at least 90% of gross income from dividends, interest, and gains from the sale of securities (typically referred to as “qualifying income”). The IRS has issued a private letter ruling the Real Return Fund confirming that Subpart F income derived from its investment in the Subsidiary, which invests in commodities and commodity-linked instruments, will constitute “qualifying income” under Subchapter M of the Code. Based on such ruling, the Real Return Fund will see to get exposure to commodities and commodity-linked instruments through investments in its subsidiary.

The Funds may be subject to taxes imposed by other countries in which it invests. Such taxes are generally based on income earned as well as capital gains realized. These taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned.

In addition to the requirements of the Code, the Funds may also be subject to capital gains tax in India and Thailand on gains realized upon the sale of India and Thailand securities, payable upon repatriation of sales proceeds. The Funds may accrue a deferred tax liability for unrealized gains on India and Thailand securities based on existing tax rates and holding periods of the securities. As of April 30, 2009, the Global Small & Mid Cap Fund and Global Opportunities Fund recorded payables of $297,737 and $89,464, respectively, in the Statements of Assets and Liabilities as an estimate for potential future India and Thailand capital gain taxes.

The tax character of distributions from the Funds during the year ended October 31, 2008 was as follows (amounts in thousands):

	U.S.Large Cap Fund	Non-U.S. Large Cap Fund	Global Small & Mid Cap Fund	Global Opportunities Fund	Real Return Fund	Fixed Income Fund	Municipal Bond Fund

Distributions paid from:
Ordinary Income	$4,164	$36,907	$10,374	$1,656	$19,371	$6,202	$108
Net Long Term Capital Gains	21,357	188,738	62,646	—	137,643	133	—

Total Taxable Distributions	25,521	225,645	73,020	1,656	157,014	6,335	108
Tax Exempt Distributions	—	—	—	—	—	—	5,648

Total Distributions Paid	$25,521	$225,645	$73,020	$1,656	$157,014	$6,335	$5,756

The difference in classification between the amounts reflected above and the Statements of Changes in Net Assets is primarily due to short-term capital gain recognition.

The Funds adopted the provisions of FASB Interpretation No. 48, (“FIN 48”) “Accounting for Uncertainty in Income Taxes” on April 29, 2008. The implementation of FIN 48 resulted in no material liability for unrecognized tax benefits and no material change to the net asset value of the Funds at the beginning of the day. As of April 30, 2009, the Funds did not have a liability for any uncertain tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties. The statute of limitations on each Fund’s U.S. federal income tax returns remains open for each of the four years ended October 31, 2008. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

OLD WESTBURY FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)
April 30, 2009 (Unaudited)

At October 31, 2008, the following Funds had capital loss carryforwards for federal income tax purposes, which will expire in the following years:

	2014	2015	2016

Non-U.S. Large Cap Fund	$—	$—	$187,357,824
Global Opportunities Fund	—	—	123,869,796
Municipal Bond Fund	22,373	101,465	1,723,839

The capital loss carryforward will reduce the applicable Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

ADDITIONAL INFORMATION

Information on Proxy Voting:

The Funds’ proxy voting guidelines, used to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling (800) 607-2200; and (ii) on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Information on Form N-Q:

The Funds provide a complete list of the Funds’ holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the Schedule of Investments appear in the Funds’ semi-annual and annual reports to shareholders. For the first and third quarters, the Funds file the Schedule of Investments with the SEC on Form N-Q. Shareholders can obtain the Funds’ Form N-Q (i) without charge, upon request, by calling (800) 607-2200; and (ii) on the SEC’s website at http://www.sec.gov. The Fund’s N-Q may be reviewed or copied at the SEC Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

This Page Intentionally Left Blank

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Investment Adviser:
Bessemer Investment Management LLC
630 Fifth Avenue
New York, NY 10111
(212) 708-9100

Distributor:
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

Custodians:
Bessemer Trust Company
100 Woodbridge Center Drive
Woodbridge, NJ 07095

Citibank, N.A.
111 Wall Street
New York, NY 10005

Administrator:
PNC Global Investment Servicing (U.S.) Inc.
760 Moore Road
King of Prussia, PA 19406

Transfer Agent:
PNC Global Investment Servicing (U.S.) Inc.
760 Moore Road
King of Prussia, PA 19406

Independent Registered Public
Accounting Firm:
Ernst & Young LLP
5 Times Square
New York, NY 10036

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risks, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus which contains facts concerning the Funds’ objectives and policies, management fees, expenses and other information.

The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Furthermore, Bessemer Investment Management LLC and its affiliates, as agents for their clients, and any of its officers or employees may have a beneficial interest or position in any of the securities mentioned, which may be contrary to any opinion or projection expressed in this report.

Cusip 680414307
Cusip 680414604
Cusip 680414109
Cusip 680414406
Cusip 680414505
Cusip 680414703
Cusip 680414802
(A21-SAR2009)
(04/09)

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)

The Schedule of Investments in securities of unaffiliated issuers as of the close of reporting period for the Old Westbury Global Small & Mid Cap Fund is listed below. The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Old Westbury U.S. Large Cap Fund, Old Westbury Non-U.S. Large Cap Fund, Old Westbury Global Opportunities Fund, Old Westbury Real Return Fund, Old Westbury Fixed Income Fund and Old Westbury Municipal Bond Fund are included as part of the report to shareholders filed under Item 1 of this form.

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS	April 30, 2009
(Unaudited)

Shares		Value

COMMON STOCKS — 63.3%
AUSTRALIA — 1.0%
67,199	ABB Grain Ltd.	$426,273
145,877	Adelaide Brighton Ltd.	222,921
64,944	AED Oil Ltd.(b)	30,778
17,765	Aevum Ltd.	10,251
12,798	AJ Lucas Group Ltd.	23,943
26,976	Alesco Corp. Ltd.	78,092
579,580	Alumina Ltd.(c)(d)	627,602
23,073	Amalgamated Holdings Ltd.	68,897
33,000	Andean Resources Ltd.(b)	38,646
34,575	Ansell Ltd.	210,148
10,300	Anvil Mining Ltd.(b)	8,459
81,978	APA Group	176,166
221,868	Apex Minerals NL(b)	36,038
66,886	APN News & Media Ltd.	67,986
40,999	Aquila Resources Ltd.(b)	96,623
49,386	Aristocrat Leisure Ltd.(d)	129,344
95,985	Arrow Energy Ltd.(b)	231,061
47,908	Asciano Group	46,311
23,632	Atlas Iron Ltd.(b)	22,366
77,309	Ausdrill Ltd.	46,280
28,945	Austal Ltd.	54,669
237,688	Austar United Communications Ltd.(b)	134,285
570	Austbrokers Holdings Ltd.	1,596
103,629	Austereo Group Ltd.	92,337
69,351	Australian Agricultural Co. Ltd.	90,627
71,607	Australian Infrastructure Fund	78,482
63,310	Australian Pharmaceutical Industries Ltd.	23,493
86,302	Australian Wealth Management Ltd.	61,291
213,201	Australian Worldwide Exploration Ltd.(b)	374,964
20,928	Automotive Holdings Group	19,124
22,100	AVJennings Ltd.	5,320
26,760	Avoca Resources Ltd.(b)	29,154
195,264	AWB Ltd.	188,757
39,396	Babcock & Brown Communities Ltd.	3,862
34,686	Babcock & Brown Wind Partners	31,643
47,253	Bank of Queensland Ltd.	291,944
406,407	Beach Petroleum Ltd.	225,255
149,607	Bendigo Bank Ltd.	744,968
42,185	Bendigo Mining Ltd.(b)	7,785
39,836	Billabong International Ltd.	302,296
29,390	Biota Holdings Ltd.(b)	31,334
448,324	BlueScope Steel Ltd.	758,436
5,000	Boom Logistics Ltd.	1,814
289,748	Boral Ltd.	860,471
17,534	Bradken Ltd.	40,426
23,880	Brickworks Ltd.	185,818
49,086	Brockman Resources Ltd.(b)	41,410
26,490	Cabcharge Australia Ltd.	128,610
53,971	Caltex Australia Ltd.	385,391

Shares		Value

AUSTRALIA (continued)
10,030	Campbell Brothers Ltd.	$116,148
8,040	Cardno Ltd.	18,407
100,000	Cash Converters International Ltd.	32,589
6,466	CBH Resources Ltd. - In Specie(b)(d)	0
17,013	Cellestis Ltd.	34,381
35,761	Centamin Egypt Ltd.(b)	28,049
83,709	Centennial Coal Co. Ltd.	109,632
124,054	Challenger Financial Services Group Ltd.	179,759
37,656	Charter Hall Group	10,097
267,096	Citigold Corp. Ltd.(b)	34,776
51,145	Clough Ltd.	22,002
18,947	Coal of Africa Ltd.(b)	19,149
7,205	Cochlear Ltd.	259,896
54,002	Cockatoo Coal Ltd.(b)	14,651
6,058	Coffey International Ltd.	8,695
407,418	ConnectEast Group	118,145
57,099	Consolidated Media Holdings Ltd.	88,135
20,084	Corporate Express Australia Ltd.	51,060
38,303	Count Financial Ltd.	38,970
20,965	Crane Group Ltd.	140,950
368,623	CSR Ltd.	358,732
4,990	Cudeco Ltd.(b)	7,375
24,524	Customers Ltd.(b)	36,440
115,468	David Jones Ltd.	253,176
20,000	Deep Yellow Ltd.(b)	4,026
1,787	Devine Ltd.	628
8,637	Dominion Mining Ltd.	32,815
101,190	Downer EDI Ltd.	370,053
159,301	DUET Group	190,090
91,748	Eastern Star Gas Ltd.(b)	50,738
174,075	Emeco Holdings Ltd.	49,780
59,813	Energy Developments Ltd.	76,253
99,173	Energy World Corp. Ltd.(b)	39,735
264,189	Envestra Ltd.	94,875
21,786	Extract Resources Ltd.(b)	76,261
1,074,060	Fairfax Media Ltd.	923,831
9,540	Fantastic Holdings Ltd.	17,586
33,955	Felix Resources Ltd.	273,288
47,245	FKP Property Group	28,103
10,980	Fleetwood Corp. Ltd.	49,625
7,174	Flight Centre Ltd.	31,620
186,551	Futuris Corp. Ltd.	58,729
10,669	G.U.D. Holdings Ltd.	54,960
111,477	Geodynamics Ltd.(b)	88,670
112,463	Gindalbie Metals Ltd.(b)	55,393
542,383	Goodman Fielder Ltd.	451,810
24,359	GrainCorp Ltd.(b)	129,197
29,996	GRD Ltd.	8,273
63,776	Great Southern Ltd.	5,565
186,665	Gunns Ltd.	148,741
65,978	GWA International Ltd.	111,617

1

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Shares		Value

AUSTRALIA (continued)
123,748	Harvey Norman Holdings Ltd.	$267,222
24,402	Hastie Group Ltd.	24,862
41,558	Healthscope Ltd.	116,296
51,750	Hills Industries Ltd.	73,181
179,747	IBA Health Group Ltd.(b)	94,298
38,283	iiNET Ltd.	44,474
219,708	Iluka Resources Ltd.(b)	522,529
188,795	Incitec Pivot Ltd.	286,968
30,708	Independence Group NL	87,829
85,840	Indophil Resources NL(b)	22,444
16,339	Invocare Ltd.	60,486
31,360	IOOF Holdings Ltd.	90,943
19,221	Iress Market Technology Ltd.	83,181
230,309	Jabiru Metals Ltd.(b)	49,862
21,040	JB Hi-Fi Ltd.	207,776
25,802	Kagara Ltd.(b)	18,030
31,596	Karoon Gas Australia Ltd.(b)	125,711
21,333	Kingsgate Consolidated Ltd.(b)	93,140
129,538	Lend Lease Corp. Ltd.	678,517
46,543	Linc Energy Ltd.(b)	84,475
59,113	Lynas Corp. Ltd.(b)	18,043
73,012	Macmahon Holdings Ltd.	18,027
110,649	Macquarie Airports	145,847
59,780	Macquarie Communications Infrastructure Group	97,537
28,838	Macquarie Media Group Ltd.	25,844
146,883	Marion Energy Ltd.(b)	41,358
7,488	McMillan Shakespeare Ltd.	14,541
36,018	Medusa Mining Ltd.(b)	40,515
10,469	Melbourne IT Ltd.	16,891
57,713	Mermaid Marine Australia Ltd.	62,609
100,000	Metals X Ltd.(b)	9,077
130,282	Metcash Ltd.	393,483
41,895	Minara Resources Ltd.(b)	17,484
19,000	Mincor Resources NL	13,439
70,902	Mineral Deposits Ltd.(b)	38,054
14,861	Mineral Resources Ltd.	37,320
3,562	Mirabela Nickel Ltd.(b)	4,783
5,500	Mitchell Communications Group Ltd.	2,408
44,552	Molopo Australia Ltd.(b)	33,165
13,431	Monadelphous Group Ltd.	98,397
462,225	Mosaic Oil NL(b)	45,084
125,953	Mount Gibson Iron Ltd.(b)	57,169
20,000	Murchison Metals Ltd.(b)	14,092
42,798	Navitas Ltd.	71,025
128,661	New Hope Corp. Ltd.	394,425
132,020	Nexus Energy Ltd.(b)(c)(d)	36,459
14,479	Novogen Ltd.(b)	4,884
32,825	Nufarm Ltd.	315,167
13,754	Oakton Ltd.	13,448
204,906	OneSteel Ltd.(e)	330,784
98,618	OneSteel Ltd.(b)(d)(e)	159,825
131,065	Pacific Brands Ltd.	66,378
131,373	Paladin Energy Ltd.(b)	434,361
193,687	Pan Pacific Petroleum NL(b)	44,874

Shares		Value

AUSTRALIA (continued)
196,628	PanAust Ltd.(b)	$47,184
24,808	Panoramic Resources Ltd.	27,199
138,189	PaperlinX Ltd.	58,054
37,523	Peet Ltd.	37,394
42,000	Peptech Ltd.(b)	41,877
20,327	Perilya Ltd.(b)	4,839
6,898	Perpetual Ltd.	160,994
28,698	Pharmaxis Ltd.(b)	45,505
500	Photon Group Ltd.	382
26,465	Platinum Asset Mangement Ltd.	77,752
34,118	Platinum Australia Ltd.(b)	20,532
78,985	PMP Ltd.	23,687
22,089	Premier Investments Ltd.	74,467
41,620	Primary Health Care Ltd.	131,444
40,487	Prime Media Group Ltd.	18,539
11,247	Programmed Maintenance Services Ltd.	21,643
22,448	Ramsay Health Care Ltd.	150,734
1,399	REA Group Ltd.(b)	4,414
20,205	Redflex Holdings Ltd.	33,059
8,531	Reece Australia Ltd.	117,446
6,994	Reject Shop Ltd. (The)	56,142
18,010	Resolute Mining Ltd.(b)	8,849
12,309	Reverse Corp. Ltd.	6,158
87,007	Ridley Corp. Ltd.	52,948
44,464	Riversdale Mining Ltd.(b)	139,648
216,668	Roc Oil Co. Ltd.(b)	68,184
37,575	SAI Global Ltd.	69,626
29,246	Salmat Ltd.	83,613
21,571	Seek Ltd.	51,484
7,510	Select Harvests Ltd.	18,072
9,440	Servcorp Ltd.	17,838
12,014	Service Stream Ltd.	3,617
57,973	Seven Network Ltd.	264,889
417,509	Sigma Pharmaceuticals Ltd.	339,657
21,714	Silex Systems Ltd.(b)	75,854
46,688	Sims Group Ltd.	678,088
37,240	Sino Gold Mining Ltd.(b)	146,960
11,759	Skilled Group Ltd.	11,851
7,500	SMS Management & Technology Ltd.	14,041
207,365	SP AusNet	150,488
128,274	Spark Infrastructure Group	96,102
28,294	Specialty Fashion Group Ltd.	8,402
60,160	Spotless Group Ltd.	89,236
361,189	St. Barbara Ltd.(b)	72,965
54,347	Straits Resources Ltd.	60,449
29,180	STW Communications Group Ltd.	10,552
218,698	Sundance Resources Ltd.(b)	17,380
47,414	Sunland Group Ltd.	19,218
26,971	Super Cheap Auto Group Ltd.	59,368
6,000	Talent2 International Ltd.	2,189
27,977	Tap Oil Ltd.(b)	17,894
56,881	Tassal Group Ltd.	73,193
182,164	Tatts Group Ltd.	365,276

2

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Shares		Value

AUSTRALIA (continued)
50,836	Technology One Ltd.	$26,021
63,187	Ten Network Holdings Ltd.	44,477
163,262	Thakral Holdings Group	29,746
65,834	Timbercorp Ltd.(c)(d)	2,105
74,926	Tower Australia Group Ltd.	111,681
100,376	Transfield Services Infrastructure Fund	77,228
100,698	Transfield Services Ltd.	181,751
20,446	Transpacific Industries Group Ltd.(c)(d)	26,746
11,795	Troy Resources NL	11,356
27,744	United Group Ltd.	192,998
25,693	UXC Ltd.	8,949
21,214	Village Roadshow Ltd.	12,653
25,284	Village Roadshow Ltd., Preferred Shares	9,640
46,000	Virgin Blue Holdings Ltd.(b)	9,566
44,144	Washington H. Soul Pattinson & Co. Ltd.	307,970
6,772	Watpac Ltd.	5,178
22,954	West Australian Newspapers Holdings Ltd.	84,185
19,960	Western Areas NL(b)	60,765
13,358	White Energy Co. Ltd.(b)	14,984
6,000	Whitehaven Coal Ltd.	8,666
71,313	WHK Group Ltd.	54,341
12,401	Windimurra Vanadium Ltd.(b)(c)(d)	1,532
13,791	Wotif.com Holdings Ltd.	39,840

		24,915,998

AUSTRIA — 0.2%
959	Agrana Beteiligungs AG	61,432
9,244	Andritz AG	314,244
6,651	A-TEC Industries AG(b)	68,665
9,199	Austrian Airlines AG(b)	48,388
5,738	BWIN Interactive Entertainment AG(b)	181,107
2,439	BWT AG	48,213
2,439	Christ Water Technology AG(b)	4,691
1,891	Constantia Packaging AG	69,376
4,924	EVN AG	74,768
3,121	Flughafen Wien AG	93,387
1,518	Frauenthal Holding AG(b)	12,244
7,181	Intercell AG(b)	188,309
197	Lenzing AG	44,534
1,270	Mayr Melnhof Karton AG	88,792
849	Oberbank AG	48,643
7,603	Oesterreichische Post AG(b)	221,632
1,756	Palfinger AG	25,174
11,359	Raiffeisen International Bank-Holding AG	391,579
5,405	RHI AG(b)	77,558
779	Rosenbauer International AG	27,626
526	S&T System Integration & Technology Distribution AG(b)	8,262

Shares		Value

AUSTRIA (continued)
2,106	Schoeller-Bleckmann Oilfield Equipment AG(b)	$65,408
26,886	Strabag SE	621,787
35,169	Telekom Austria AG	462,600
10,994	Uniqa Versicherungen AG	214,149
8,058	Vienna Insurance Group	314,136
59,284	Voestalpine AG	1,134,264
4,708	Warimpex Finanz- Und Beteiligungs AG	10,148
25,061	Wienerberger AG	294,923
8,093	Zumtobel AG	72,181

		5,288,220

BELGIUM — 0.2%
7,864	Ackermans & Van Haaren NV	459,127
35,904	Agfa Gevaert NV(b)	80,275
70	Banque Nationale de Belgique	230,613
4,431	Barco NV	101,292
4,312	Bekaert SA	400,156
1,909	Cofinimmo	209,344
2,461	Compagnie d’Entreprises CFE	83,395
765	Compagnie Immobiliere de Belgique SA	14,296
4,983	Compagnie Maritime Belge SA	125,965
3,050	Deceuninck NV	9,048
6,374	Delhaize Group	429,893
1,030	D’ieteren SA	196,154
4,178	Elia System Operator SA NV	152,586
6,723	Euronav NV	96,771
1,908	EVS Broadcast Equipment SA	87,469
3,075	Exmar NV	35,176
993	Intervest Offices	25,636
3,840	Ion Beam Applications	33,894
829	Kinepolis	19,824
5,034	Melexis NV	29,725
5,279	Mobistar SA	315,901
4,938	Omega Pharma SA	131,266
29,422	Option NV(b)	54,258
1,694	Recticel SA	7,363
740	Roularta Media Group NV	11,669
1,670	Sipef NV	62,173
8,384	Solvay SA	718,654
10,644	Telenet Group Holding NV(b)	205,988
9,497	Tessenderlo Chemie NV	281,966
27,297	UCB SA	742,958
20,514	Umicore	402,040
1,150	Van De Velde	37,898
445	VPK Packaging Group	10,391
1,348	Warehouses De Pauw SCA	51,353
460	Wereldhave Belgium NV	31,103

		5,885,620

BERMUDA — 0.4%
110,000	Allied World Assurance Co. Holdings Ltd.	4,085,400

3

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Shares		Value

BERMUDA (continued)
400	American Safety Insurance Holdings Ltd.(b)	$4,552
121,600	Argo Group International Holdings Ltd.(b)	3,403,584
6,800	BW Gas Ltd.(b)	21,181
167,171	Catlin Group Ltd.	865,096
1,000,000	China Windpower Group Ltd.(b)	39,736
8,700	Frontline Ltd.	172,083
11,158	Helen of Troy Ltd.(b)	177,970
139,415	Hiscox Ltd.	690,182
2,400	IPC Holdings Ltd.	62,496
2,900	Max Capital Group Ltd.	47,995
68,400	Seadrill Ltd.	737,154

		10,307,429

BRAZIL — 0.5%
158,000	Acos Villares SA	42,587
15,000	Acucar Guarani SA(b)	17,474
7,300	AES Tiete SA	53,426
17,400	AES Tiete SA Preference Shares	144,036
57,100	All America Latina Logistica SA	293,202
7,700	American Banknote SA	42,916
11,000	Anhanguera Educacional Participacoes SA(b)	76,886
7,500	B2W Companhia Global Do Varejo	119,064
24,400	Banco ABC Brasil SA	78,028
7,200	Banco Daycoval SA	20,558
14,800	Banco Panamericano SA	25,084
13,700	Banco Pine SA, Preference Shares	39,242
16,200	Banco Sofisa SA	29,603
11,900	Bematech SA	31,803
29,200	BR Malls Participacoes SA(b)	216,104
78,500	Brascan Residential Properties SA	134,482
51,500	Braskem SA - Class A, Preference Shares(b)	147,751
5,700	Centrais Eletricas de Santa Catarina SA - Class B, Preference Shares	81,869
29,000	Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	468,992
4,800	Cia de Concessoes Rodoviarias	57,452
2,800	Cia de Gas de Sao Paulo - Class A, Preference Shares	41,163
13,900	Cia de Saneamento Basico do Estado de Sao Paulo	197,805
9,100	Cia de Saneamento de Minas Gerais	98,568
4,000	Cia de Saneamento do Parana, Preference Shares	3,107
14,400	Cia de Tecidos do Norte de Minas - Coteminas, Preference Shares	26,643

Shares		Value

BRAZIL (continued)
4,400	Cia de Transmissao de Energia Eletrica Paulista, Preference Shares	$94,475
25,300	Cia Energetica de Sao Paulo -Class B, Preference Shares	179,150
4,050	Cia Energetica do Ceara - Class A, Preference Shares	46,070
9,700	Cia Hering	39,217
27,800	Cia Paranaense de Energia - Class B, Preference Shares	347,730
18,300	Cia Providencia Industria e Comercio SA	32,939
69,464	Confab Industrial SA, Preference Shares	122,176
2,100	Contax Participacoes SA, Preference Shares	41,924
36,100	Cosan SA Industria e Comercio(b)	220,002
9,700	Cremer SA	42,098
36,200	Cyrela Brazil Realty SA	230,369
6,900	Diagnosticos da America SA(b)	100,397
25,400	Duratex SA, Preference Shares	197,380
7,480	Eletropaulo Metropolitana de Sao Paulo SA - Class A, Preference Shares	90,555
13,700	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA - Class B - Preference Shares	178,686
198,400	Empresa Brasileira de Aeronautica SA	806,670
21,000	Eternit SA	67,155
69,100	Even Construtora e Incorporadora SA	111,118
28,300	Ez Tec Empreendimentos e Participacoes SA	43,440
13,800	Ferbasa-Ferro Ligas DA Bahia, Preference Shares	37,826
18,200	Fertilizantes Fosfatados SA, Preference Shares	138,270
33,500	Gafisa SA	293,227
12,700	Global Village Telecom Holding SA(b)	167,790
26,500	Gol-Linhas Aereas Inteligentes SA, Preference Shares(b)	91,402
13,600	Grendene SA	92,015
33,900	IdeiasNet SA(b)	41,350
7,500	Iguatemi Empresa de Shopping Centers SA	56,602
24,400	Industrias Romi SA	81,595
120,200	JBS SA	339,357
193,000	Klabin SA, Preference Shares	278,618
3,700	Kroton Educacional SA	22,312
16,800	Light SA	182,816
13,300	Localiza Rent A CAR	68,902
26,200	Log-In Logistica Intermodal SA	87,974
29,900	Lojas Americanas SA	101,080
47,100	Lojas Americanas SA, Preference Shares	195,806

4

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Shares		Value

BRAZIL (continued)
16,700	Lojas Renner SA	$151,516
4,100	Lupatech SA(b)	51,527
3,700	M Dias Branco SA	38,201
15,033	Magnesita Refratarios SA(b)	48,211
41,800	Marcopolo SA, Preference Shares	92,997
13,800	Marisa SA	30,892
17,100	Medial Saude SA(b)	53,512
1,000	MPX Energia SA	111,469
13,900	Multiplan Empreendimentos Imobiliarios SA	108,142
17,900	Natura Cosmeticos SA	212,613
38,419	NET Servicos de Comunicacao SA, Preference Shares(b)	314,520
12,100	Obrascon Huarte Lain Brasil SA	77,444
3,200	Odontoprev SA	40,933
12,700	Parana Banco SA	29,996
81,129	Paranapanema SA(b)	127,867
10,000	Paranapanema SA, Preference Shares(b)	18,274
19,500	PDG Realty SA Empreen- dimentos e Participacoes	185,829
31,305	Perdigao SA(b)	461,219
20,000	Plascar Participacoes Industriais SA(b)	21,289
32,500	Porto Seguro SA	195,836
10,900	Positivo Informatica SA	44,816
33,900	Randon Participacoes SA, Preference Shares	124,050
14,700	Rodobens Negocios Imobiliarios SA	97,241
60,200	Rossi Residencial SA	212,039
147,000	Sadia SA, Preference Shares	282,725
8,200	Sao Carlos Empreendimentos e Participacoes SA	53,944
23,000	Sao Martinho SA(b)	141,849
9,200	Saraiva SA Livreiros Editores, Preference Shares	83,638
13,500	Satipel Industrial SA	30,467
10,100	SLC Agricola SA	68,750
16,000	Sul America SA	160,735
51,626	Suzano Papel e Celulose SA(b)	327,593
11,000	Tam SA, Preference Shares(b)	74,374
6,239	Telemig Celular Participacoes SA, Preference Shares	135,557
2,400	Terna Participacoes SA	40,458
25,700	Tim Participacoes SA(b)	76,902
88,200	Tim Participacoes SA, Preference Shares	147,473
2,300	Totvs SA	62,203
7,700	Tractebel Energia SA	63,459
30,144	Ultrapar Participacoes SA, Preference Shares	842,371
262,572	Uniao de Industrias Petroquimicas SA - Class B, Preference Shares	86,366

Shares		Value

BRAZIL (continued)
13,800	Universo Online SA, Preference Shares	$41,609
18,700	Vivo Participacoes SA, Preference Shares	300,710
24,398	Votorantim Celulose e Papel SA, Preference Shares(b)	211,774
58,200	Weg SA	371,967

		14,211,695

CANADA — 1.9%
3,600	Aastra Technologies Ltd.(b)	89,751
3,600	Absolute Software Corp.(b)	15,718
16,400	Aecon Group, Inc.	155,988
35,957	AGF Management Ltd. - Class B	346,523
1,200	Akita Drilling Ltd. - Class A	7,794
21,300	Alamos Gold, Inc.(b)	138,335
27,700	Alimentation Couche-Tard, Inc. - Class B	302,929
12,600	Allen-Vanguard Corp.(b)	1,056
9,100	Altius Minerals Corp.(b)	52,161
3,200	Amerigo Resources Ltd.	858
6,500	Anderson Energy Ltd.(b)	4,358
35,500	Antrim Energy, Inc.(b)	13,090
16,600	Aquiline Resources, Inc.(b)	33,247
15,900	Astral Media, Inc.	419,985
14,336	Atrium Innovations, Inc.(b)	168,072
21,420	ATS Automation Tooling Systems, Inc.(b)	73,596
8,300	Augusta Resource Corp.(b)	15,928
22,800	Aurizon Mines Ltd.(b)	84,452
2,608	Baffinland Iron Mines Corp.(b)	841
39,244	Ballard Power Systems, Inc.(b)	80,573
41,500	Bankers Petroleum Ltd.(b)	58,426
3,900	BFI Canada Ltd.	32,192
6,400	Bioms Medical Corp.(b)	15,285
200	BioteQ Environmental Technologies, Inc.(b)	83
48,850	Biovail Corp.	534,227
29,800	Birchcliff Energy Ltd.(b)	149,087
5,600	Boardwalk Real Estate Investment Trust	128,350
203,200	Bombardier, Inc. - Class B	643,674
11,500	Boralex, Inc. - Class A(b)	60,328
2,200	Breaker Energy Ltd.(b)	8,259
68,500	Breakwater Resources Ltd.(b)	7,750
35,126	CAE, Inc.	223,714
5,400	Calfrac Well Services Ltd.	43,443
9,100	Calloway Real Estate Investment Trust	81,216
2,600	Calvalley Petroleum, Inc. - Class A(b)	3,595
20,000	Canaccord Capital, Inc.	117,657
4,100	Canada Bread Co. Ltd.	151,177
4,100	Canadian Apartment Properties REIT	41,746
59,200	Canadian Hydro Developers, Inc.(b)	140,397

5

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Shares		Value

CANADA (continued)
3,700	Canadian Real Estate Investment Trust	$60,463
29,300	Canadian Tire Corp. Ltd. - Class A	1,239,965
14,900	Canadian Utilities Ltd. - Class A	430,780
22,300	Canadian Western Bank	249,480
6,800	Canam Group, Inc.	40,459
28,000	Canfor Corp.(b)	120,372
15,000	Cangene Corp.(b)	65,993
15,100	Capstone Mining Corp.(b)	25,308
11,900	Cardiome Pharma Corp.(b)	48,466
27,700	Cascades, Inc.	84,727
63,827	Catalyst Paper Corp.(b)	13,372
7,900	CCL Industries - Class B	152,333
75,500	Celestica, Inc.(b)	454,278
4,600	Celtic Exploration Ltd.(b)	55,124
93,800	CGI Group, Inc. - Class A(b)	831,647
44,600	Chariot Resources Ltd.(b)	7,849
9,800	Chartwell Seniors Housing Real Estate Investment Trust	34,903
2,900	Churchill Corp. (The) - Class A(b)	23,063
100	CIC Energy Corp.(b)	198
7,600	Cogeco Cable, Inc.	186,290
10,000	COM DEV International Ltd.(b)	32,682
1,600	Comaplex Minerals Corp.(b)	4,224
3,800	Cominar Real Estate Investment Trust	42,258
7,200	Compton Petroleum Corp.(b)	4,586
100,200	Connacher Oil & Gas Ltd.(b)	99,083
34,500	Consolidated Thompson Iron Mines Ltd.(b)	72,568
1,300	Constellation Software, Inc.	35,123
3,100	Corby Distilleries Ltd. - Class A	43,618
14,900	Corridor Resources, Inc.(b)	27,470
21,600	Corus Entertainment, Inc. - Class B	287,807
5,000	Cott Corp.(b)	10,056
8,800	Crew Energy, Inc.(b)	42,772
34,300	Crystallex International Corp.(b)	9,773
2,800	Dalsa Corp.	14,149
80,004	Denison Mines Corp.(b)	150,179
16,400	Descartes Systems Group, Inc. (The)(b)	53,324
3,150	Detour Gold Corp.(b)	30,515
7,900	Dorel Industries, Inc. - Class B	150,612
6,200	Dundee Precious Metals, Inc.(b)	8,833
1,700	Dundee Real Estate Investment Trust	19,090
23,000	DundeeWealth, Inc.	127,788
162,850	Eastern Platinum Ltd.(b)	75,059
53,600	Eldorado Gold Corp.(b)	425,817
4,700	Emera, Inc.	77,828
9,850	Empire Co. Ltd. - Class A	411,400
39,200	Ensign Energy Services, Inc.	451,689

Shares		Value

CANADA (continued)
192,600	Equinox Minerals Ltd.(b)	$335,714
1,500	Equitable Group, Inc.	16,957
37,400	European Goldfields Ltd.(b)	79,294
6,500	Evertz Technologies Ltd.	92,056
3,809	Exfo Electro Optical Engineering, Inc.(b)	14,524
1,200	Extendicare Real Estate Investment Trust	4,978
11,200	Fairborne Energy Ltd.(b)	44,113
3,600	Fairfax Financial Holdings Ltd.	952,116
64,225	Finning International, Inc.	765,339
18,100	First Quantum Minerals Ltd.	700,004
16,250	First Uranium Corp.(b)	87,153
4,900	FirstService Corp.(b)	48,454
150,000	FirstService Corp. Voting Shares(b)	1,495,500
12,800	Flint Energy Services Ltd.(b)	72,082
35,541	FNX Mining Co., Inc.(b)	157,258
25,200	Fortis, Inc.	467,762
11,800	Forzani Group Ltd. (The) - Class A	128,848
36,100	Franco-Nevada Corp.	768,104
27,915	Fronteer Development Group, Inc.(b)	66,670
13,800	Galleon Energy, Inc. - Class A(b)	54,816
45,800	Gammon Gold, Inc.(b)	304,361
15,500	Garda World Security Corp. - Class A(b)	42,085
7,800	Gennum Corp.	34,317
24,800	Gildan Activewear, Inc.(b)	283,892
1,800	Gluskin Sheff & Associates, Inc.	17,347
45,000	Great Basin Gold Ltd.(b)	55,434
20,200	Great Canadian Gaming Corp.(b)	63,818
3,800	Greystar Resources Ltd.(b)	13,056
81,800	Groupe Aeroplan, Inc.	517,548
7,400	Guyana Goldfields, Inc.(b)	17,054
7,700	Hanfeng Evergreen, Inc.(b)	44,524
12,300	Harry Winston Diamond Corp.	51,641
3,500	Heroux-Devtek, Inc.(b)	13,785
39,000	High River Gold Mines Ltd.(b)	4,249
22,916	Highpine Oil & Gas Ltd.(b)	104,853
8,400	Home Capital Group, Inc.	193,792
50,100	HudBay Minerals, Inc.(b)	336,295
68,400	IAMGOLD Corp.	545,114
3,000	Imax Corp.(b)	19,609
5,600	Imperial Metals Corp.(b)	18,537
2,800	Indigo Books & Music, Inc.(b)	28,134
30,400	Industrial Alliance Insurance and Financial Services, Inc.	609,376
16,200	ING Canada, Inc.	469,180
17,100	Inmet Mining Corp.	592,546
7,300	Intermap Technologies Corp.(b)	12,235
6,300	International Forest Products Ltd. - Class A(b)	13,199

6

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Shares		Value

CANADA (continued)
8,200	Iteration Energy Ltd.(b)	$7,971
25,600	Ivanhoe Energy, Inc.(b)	37,972
23,950	Ivanhoe Mines Ltd.(b)	153,739
25,700	Jean Coutu Group PJC, Inc. (The) Class A	196,632
10,400	Jinshan Gold Mines, Inc.(b)	5,926
5,300	Kaboose, Inc.(b)	2,665
13,600	Kingsway Financial Services, Inc.	31,114
6,900	Kirkland Lake Gold, Inc.(b)	49,728
53,075	Lake Shore Gold Corp.(b)	84,062
4,100	Laramide Resources(b)	7,353
10,750	Laurentian Bank of Canada	259,449
2,400	Le Chateau, Inc.	20,213
12,400	Leon’s Furniture Ltd.	96,016
17,400	Linamar Corp.	62,700
9,000	Lions Gate Entertainment Corp.(b)(c)	45,073
6,700	MacDonald Dettwiler & Associates Ltd.(b)	174,055
45,968	Magna International, Inc. - Class A	1,578,236
9,200	Major Drilling Group International	104,312
4,700	Manitoba Telecom Services, Inc.	131,945
22,300	Maple Leaf Foods, Inc.	157,350
1,900	Marsulex, Inc.	14,887
17,800	Martinrea International, Inc.(b)	62,650
4,300	Maxim Power Corp.(b)	10,774
39,100	MDS, Inc.(b)	226,087
70,000	Mega Uranium Ltd.(b)	116,148
30,100	Methanex Corp.	346,580
20,325	Metro, Inc. - Class A	630,206
15,000	Migao Corp.(b)	85,477
2,700	Miranda Technologies, Inc.(b)	13,463
5,300	Morguard Real Estate Investment Trust	41,705
1,900	Mosaid Technologies, Inc.	19,505
19,800	Neo Material Technologies, Inc.(b)	26,880
6,400	Niko Resources Ltd.	323,888
14,700	Norbord, Inc.	16,014
8,400	North American Palladium Ltd.(b)	15,134
2,300	Northern Property Real Estate Investment Trust	34,019
73,200	Northgate Minerals Corp.(b)	104,282
13,200	Nova Chemicals Corp.	76,326
13,400	Novagold Resources, Inc.(b)	36,495
15,149	NuVista Energy Ltd.(b)	100,418
25,600	Onex Corp.	413,187
11,100	Open Text Corp.(b)	365,566
29,800	Osisko Mining Corp.(b)	139,847
700	Paladin Labs, Inc.(b)	8,782
18,800	PAN American Silver Corp.(b)	309,736

Shares		Value

CANADA (continued)
12,000	Paramount Resources Ltd. - Class A(b)	$57,018
1,700	Parkbridge Lifestyles Communities, Inc.(b)	4,986
11,600	Pason Systems, Inc.	98,668
22,300	Patheon, Inc.(b)	43,729
15,900	Petaquilla Minerals Ltd.(b)	7,328
5,100	Petro Andina Resources, Inc. - Class A(b)	28,165
16,900	Petrobank Energy & Resources Ltd.(b)	363,266
4,100	Petrolifera Petroleum Ltd.(b)	5,841
13,500	Points International Ltd.(b)	5,317
12,300	Polymet Mining Corp.(b)	9,277
3,424	Precision Drilling Trust	16,127
21,500	Progress Energy Resources Corp.	160,354
17,300	QLT, Inc.(b)	34,504
21,200	Quadra Mining Ltd.(b)	117,432
16,800	Quebecor, Inc. - Class B	216,811
8,500	Queenston Mining, Inc.(b)	28,350
56,500	Quest Capital Corp.	37,878
52,100	Questerre Energy Corp.(b)	61,125
30,400	Red Back Mining, Inc.(b)	210,428
16,300	Reitmans (Canada) Ltd. - Class A	165,964
1,600	Resverlogix Corp.(b)	3,647
2,400	Richelieu Hardware Ltd.	30,671
15,741	Riocan Real Estate Investment Trust	180,455
14,200	Ritchie Bros. Auctioneers, Inc.(e)	313,321
277,000	Ritchie Bros. Auctioneers, Inc.(e)	6,204,800
44,300	RONA, Inc.(b)	490,407
23,700	Rubicon Minerals Corp.(b)	35,551
15,300	Russel Metals, Inc.	161,039
5,700	Samuel Manu-Tech, Inc.	19,584
39,000	Sandvine Corp.(b)	33,663
20,600	Saputo, Inc.	376,335
10,200	Savanna Energy Services Corp.	50,004
21,900	SEMAFO, Inc.(b)	33,769
13,425	ShawCor Ltd. - Class A	245,257
140,600	Sherritt International Corp.	604,440
93,264	Shore Gold, Inc.(b)	33,607
11,600	Sierra Wireless, Inc.(b)	65,714
11,500	Silver Standard Resources, Inc.(b)	192,839
40,600	Silver Wheaton Corp.(b)	311,313
26,400	Silvercorp Metals, Inc.	61,282
66,900	Sino-Forest Corp.(b)	585,298
21,400	SNC-Lavalin Group, Inc.	623,188
11,000	Stantec, Inc.(b)	240,870
36,400	Starfield Resources, Inc.(b)	5,491
1,200	Stella-Jones, Inc.	19,107
5,200	Storm Exploration, Inc.(b)	50,418
9,200	SunOpta, Inc.(b)	16,190

7

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Shares		Value

CANADA (continued)
20,400	Superior Plus Corp.	$185,486
2,100	SXC Health Solutions Corp.(b)	41,743
7,200	Tanzanian Royalty Exploration Corp.(b)	19,911
59,200	Taseko Mines Ltd.(b)	83,345
191,100	Teck Cominco Ltd. - Class B	2,006,606
7,400	Theratechnologies, Inc.(b)	17,550
40,000	Thompson Creek Metals Co., Inc.(b)	268,164
25,752	Tim Hortons, Inc.	625,834
7,300	Timminco Ltd.(b)	10,706
9,300	TMX Group, Inc.	250,094
14,650	Toromont Industries Ltd.	301,275
19,200	Torstar Corp. - Class B	80,771
33,800	TransAlta Corp.	581,792
1,400	Transat A.T., Inc. - Class A	12,941
21,100	Transcontinental, Inc. - Class A	125,543
19,100	Transglobe Energy Corp.(b)	48,978
1,200	Transition Therapeutics, Inc.(b)	5,129
49,400	Trican Well Service Ltd.	380,446
17,200	Trinidad Drilling Ltd.	69,475
45,000	TriStar Oil & Gas Ltd.(b)	405,388
5,700	TVA Group, Inc. - Class B	38,500
58,500	Uex Corp.(b)	77,457
4,200	Uni-Select, Inc.	97,670
152,985	Uranium One, Inc.(b)	423,071
8,800	Ur-Energy, Inc.(b)	7,596
7,300	Vector Aerospace Corp.(b)	25,082
4,700	Vernenex Energy, Inc.(b)	36,236
13,560	Vero Energy, Inc.(b)	42,954
89,225	Viterra, Inc.(b)	650,513
2,100	Vitran Corp., Inc.(b)	14,131
8,400	West Energy Ltd.(b)	17,739
10,500	West Fraser Timber Co. Ltd.	237,137
5,300	Western Canadian Coal Corp.(b)	5,818
4,900	Western Financial Group, Inc.	6,816
6,300	Westjet Airlines Ltd.(b)	61,664
2,085	Westport Innovations, Inc.(b)	10,484
34,300	Wi-Lan, Inc.(b)	45,415
7,100	Winpak Ltd.	41,649
4,300	Xtreme Coil Drilling Corp.(b)	10,702
97,900	Yamana Gold, Inc.	767,907
1,100	ZCL Composites, Inc.	4,323

		49,586,393

CHILE — 0.1%
11,884	Banco de Credito e Inversiones	253,307
164,971	Banmedica SA	134,699
11,464	CAP SA	185,631
49,991	Cementos Bio-Bio SA	70,035
23,013	Cia Cervecerias Unidas SA	136,476
12,790	Cia de Consumidores de Gas de Santiago SA	48,368
14,420	Cia General de Electricidad	74,858

Shares		Value

CHILE (continued)
43,948	Cia Sudamericana de Vapores SA(b)	$26,441
49,225,119	CorpBanca SA	224,231
17,867	Cristalerias de Chile SA	153,563
18,148	Embotelladora Andina SA - Class B, Preference Shares	46,325
12,193	Empresa Nacional de Telecomu- nicaciones SA	143,570
792,236	Empresas Iansa SA	30,913
37,174	Farmacias Ahumada SA	49,842
200,535	Industrias Forestales SA	36,195
1,454,475	Madeco SA	70,005
502,005	Masisa SA	52,638
179,728	Vina Concha y Toro SA	298,131
7,792,205	Vina San Pedro SA	45,675

		2,080,903

CHINA — 0.3%
150,000	AAC Acoustic Technologies Holdings, Inc.(b)	81,528
278,000	Air China Ltd. - H Shares(b)	129,934
4,000	Ajisen China Holdings Ltd.	1,999
182,000	Aluminum Corp. of China Ltd. - H Shares	139,383
86,000	Angang Steel Co. Ltd. - H Shares	102,150
22,000	Anhui Conch Cement Co. Ltd. - H Shares	145,826
48,000	Anhui Expressway Co. Ltd. - H Shares	23,998
192,000	AviChina Industry & Technology Co. - H Shares(b)	38,390
30,000	Baoye Group Co. Ltd. - H Shares	10,811
200,000	Beijing Capital International Airport Co. Ltd. - H Shares	126,302
92,000	Beijing Capital Land Ltd. - H Shares	18,415
62,000	Beijing Enterprises Holdings Ltd.	272,552
192,000	Beijing North Star Co. Ltd.	41,545
344,000	Bosideng International Holdings Ltd.	27,793
113,400	BYD Co. Ltd. - H Shares(b)	297,908
263,000	China Aoyuan Property Group Ltd.	34,269
164,000	China Communications Services Corp. Ltd. - H Shares	96,277
202,500	China COSCO Holdings Co. Ltd. - H Shares(b)	163,999
242,000	China Eastern Airlines Corp. Ltd. - H Shares(b)	40,633
291,000	China Energy Ltd.(b)	28,196
25,000	China High Speed Transmission Equipment Group Co. Ltd.	44,665
85,000	China Molybdenum Co. Ltd. - H Shares	42,606

8

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Shares		Value

CHINA (continued)
24,000	China National Building Material Co. Ltd. - H Shares	$50,165
54,000	China Oilfield Services Ltd. - H Shares	44,138
174,000	China Railway Group Ltd. - H Shares(b)	118,724
202,000	China Rare Earth Holdings Ltd.	25,913
626,400	China Resources Microelec- tronics Ltd.(b)	21,354
54,000	China Shineway Pharmaceutical Group Ltd.	32,881
561,000	China Shipping Container Lines Co. Ltd. - H Shares	134,246
58,000	China Shipping Development Co. Ltd. - H Shares	66,058
188,000	China Southern Airlines Co. Ltd. - H Shares(b)	43,908
152,000	China Wireless Technologies Ltd.(b)	8,358
156,000	China Yurun Food Group Ltd.	184,760
106,000	Chongqing Iron & Steel Co. Ltd. - H Shares	31,485
335,000	Country Garden Holdings Co.(b)	109,268
182,000	Dalian Port PDA Co. Ltd. - H Shares	63,065
152,000	Datang International Power Generation Co. Ltd. - H Shares	72,936
20,000	Delong Holdings Ltd.(b)	7,815
12,800	Dongfang Electric Corp. Ltd. - H Shares(b)	33,388
310,000	Dongfeng Motor Group Co. Ltd. - H Shares	230,685
339,000	Fosun International	119,085
148,000	Golden Eagle Retail Group Ltd.	119,468
37,500	Great Wall Motor Co. Ltd. - H Shares	19,863
81,500	Greentown China Holdings Ltd.	44,873
188,000	Guangshen Railway Co. Ltd. - H Shares	84,068
118,000	Harbin Power Equipment Co. Ltd. - H Shares(b)	88,273
89,000	Hidili Industry International Development Ltd.	35,562
124,000	Huadian Power International Co. - H Shares	29,118
140,000	Hunan Non-Ferrous Metal Corp. Ltd. - H Shares	23,549
141,000	Intime Department Store Group Co. Ltd.	50,425
58,000	Jiangsu Expressway Co. Ltd. - H Shares(b)	40,957
88,000	Jiangxi Copper Co. Ltd. - H Shares(b)	102,780
148,500	KWG Property Holding Ltd.	56,816
88,000	Li Ning Co. Ltd.	180,089

Shares		Value

CHINA (continued)
29,000	Lianhua Supermarket Holdings Co. Ltd. - H Shares	$34,374
214,000	Maanshan Iron & Steel - H Shares	86,803
34,500	Parkson Retail Group Ltd.	43,327
94,000	PICC Property & Casualty Co. Ltd - H Shares(b)	53,058
160,000	Qingling Motors Co. - H Shares	23,985
2,806,000	Semiconductor Manufacturing International Corp.(b)	107,970
98,000	Shanghai Electric Group Co. Ltd. - H Shares	34,939
78,000	Shanghai Forte Land Co. - H Shares(b)	14,916
172,000	Shenzhen Expressway Co. Ltd. - H Shares	64,835
396,000	Shui On Land Ltd.	169,740
125,000	Sichuan Xinhua Winshare Chainstore Co. Ltd. - H Shares	41,634
283,500	Sino-Ocean Land Holdings Ltd.	208,331
252,000	Sinopec Shanghai Petrochemical Co. Ltd.	85,558
142,000	Sinopec Yizheng Chemical Fibre Co. Ltd. - H Shares(b)	24,852
356,000	Sinotrans Ltd. - H Shares	65,532
901,000	Sinotrans Shipping Ltd.	277,519
254,500	Soho China Ltd.(b)	122,140
33,500	Stella International Holdings Ltd.	44,388
6,800	Tencent Holdings Ltd.	60,103
62,000	Tianjin Capital Environmental Protection Group Co. Ltd. - H Shares	11,890
102,000	Tingyi Cayman Islands Holding Corp.	124,370
147,000	Travelsky Technology Ltd. - H Shares	77,263
18,000	Tsingtao Brewery Co. Ltd. - H Shares	46,579
15,000	Weichai Power Co. Ltd. - H Shares	42,447
110,000	Weiqiao Textile Co. Ltd. - H Shares	43,661
126,000	Xinao Gas Holdings Ltd.	172,236
114,000	Xinjiang Xinxin Mining Industry Co. Ltd. - H Shares(b)	43,028
250,000	Yangzijiang Shipbuilding Holdings Ltd.	83,801
30,000	Yanzhou Coal Mining Co. Ltd. - H Shares	28,296
118,000	Zhejiang Expressway Co. Ltd. - H Shares	100,643
40,000	Zhejiang Glass Co. Ltd. - H Shares(b)	8,696
12,740	ZTE Corp. - H Shares	42,951

		6,573,117

9

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Shares		Value

CYPRUS — 0.0%
90,000	Prosafe Production Public Ltd.(b)	$161,546
29,500	ProSafe SE(b)	121,202

		282,748

DENMARK — 0.2%
1,482	ALK-Abello A/S	89,058
4,607	Alm Brand A/S(b)	66,724
1,600	Amagerbanken A/S(b)	13,049
2,400	Auriga Industries - Class B	40,861
2,900	Bang & Olufsen A/S - Class B(e)	19,650
5,800	Bang & Olufsen A/S - Class B(b)(e)	38,118
2,025	Bavarian Nordic A/S(b)	64,025
9,000	Capinordic A/S(b)	3,872
6,973	D/S Norden	234,506
8,084	D/S Torm A/S	73,654
2,200	Dalhoff Larsen & Horneman A/S - Class B(b)	8,128
23,636	Danisco A/S	774,081
950	DFDS A/S(b)	49,556
250	DiBa Bank A/S(b)	2,529
26,374	DSV A/S(b)	297,844
2,350	East Asiatic Co. Ltd. A/S	74,151
2,200	Fionia Bank A/S(b)(c)(d)	12,505
6,702	FLSmidth & Co. A/S(b)	214,316
5,773	Genmab A/S(b)	222,497
81,337	GN Store Nord A/S(b)	259,759
26,748	Greentech Energy Systems(b)	90,866
90	H+H International A/S - Class B(b)	5,230
1,541	Harboes Bryggeri A/S - Class B	30,585
1,200	IC Companys A/S	18,185
18,988	Jyske Bank A/S(b)	486,416
3,003	NeuroSearch A/S(b)	44,103
9,765	NKT Holding A/S(b)	265,905
1,300	Nordjyske Bank A/S(b)	26,936
250	Norresundby Bank A/S(b)	6,423
200	Parken Sport & Entertainment A/S(b)	17,426
661	PER Aarsleff A/S - Class B	57,132
980	Ringkjoebing Landbobank A/S(b)	74,145
1,261	Rockwool International AS - Class B	97,342
1,125	Royal UNIBREW A/S(b)	13,206
350	Sanistal A/S - Class B(b)	5,745
4,820	Schouw & Co.	69,642
930	SimCorp A/S	120,975
2,600	Sjaelso Gruppen(b)	9,002
1,193	Solar Holdings A/S - Class B	38,062
8,742	Spar Nord Bank A/S(b)	75,611
325	Sparbank(b)	4,634
100	Sparekassen Faaborg A/S(b)	14,460
26,798	Sydbank A/S(b)	450,196
968	Thrane & Thrane A/S	27,597

Shares		Value

DENMARK (continued)
11,388	TK Development(b)	$47,987
2,076	Topdanmark A/S(b)	245,412
500	Vestjysk Bank A/S(b)	5,803

		4,907,909

FINLAND — 0.5%
6,028	Ahlstrom Oyj	57,037
11,568	Alma Media	77,492
23,665	Amer Sports Oyj - Class A	228,825
2,068	Atria Plc	24,501
1,400	Bank of Aland Plc - Class B	35,640
13,964	Cargotec Corp. - Class B	180,831
16,468	Comptel Plc.	15,418
8,136	Cramo Oyj	76,728
10,700	Elektrobit Corp.(b)	7,640
33,625	Elisa Oyj	445,185
15,985	Finnair Oyj(b)	93,275
5,400	Finnlines Oyj	38,914
9,150	Fiskars Oyj Abp - Class A	96,626
11,650	F-Secure Oyj	35,013
3,265	Glaston Oyj Abp	5,543
6,821	HKScan Oyj	44,023
26,718	Huhtamaki Oyj	257,076
18,644	Kemira Oyj	155,076
26,945	Kesko Oyj - Class B	700,650
15,192	Kone Oyj - Class B	414,989
12,000	Konecranes Oyj	243,819
5,400	Lassila & Tikanoja Oyj	83,163
1,850	Lemminkainen Oyj	48,120
52,127	Metso Oyj	798,236
36,207	M-real Oyj - Class B(b)	26,017
29,681	Neste Oil Oyj	383,933
25,231	Nokian Renkaat Oyj	398,449
1,850	Olvi Oyj - Class A	39,722
29,419	Oriola-KD Oyj - Class B	85,212
9,402	Orion Oyj - Class A	137,316
16,563	Orion Oyj - Class B	239,870
48,189	Outokumpu Oyj	717,905
4,348	Outotec Oyj	92,211
2,400	PKC Group Oyj	11,368
54,102	Pohjola Bank Plc(e)	400,437
17,480	Pohjola Bank Plc(b)(c)(e)	131,829
1,080	Ponsse Oyj(b)	4,697
7,300	Poyry Oyj	90,714
30,691	Raisio Plc - V Shares	63,189
34,032	Ramirent Oyj(b)	164,663
6,800	Rapala VMC Oyj	37,604
34,374	Rautaruukki Oyj	639,583
8,933	Ruukki Group Oyj(b)	19,115
19,422	Sanoma Oyj	255,866
2,988	Stockman Oyj Abp - Class A	59,097
13,158	Stockman Oyj Abp - Class B	246,786
207,089	Stora Enso Oyj - Class R(b)	1,182,037
14,073	Tietoenator Oyj	180,794
185,091	UPM-Kymmene Oyj	1,656,359
17,900	Uponor Oyj	199,221

10

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Shares		Value

FINLAND (continued)
1,200	Vacon Plc	$34,724
1,187	Vaisala Oyj - Class A	37,566
19,968	Wartsila Oyj	658,348
45,716	YIT Oyj	436,956

		12,795,408

FRANCE — 1.4%
4,110	Aeroports de Paris	236,641
778	Affine SA	11,204
70,059	Air France-KLM	777,847
916,272	Alcatel-Lucent(b)	2,316,880
902	Ales Groupe	11,495
3,474	Alten Ltd.(b)	62,432
19,560	Altran Technologies SA(b)	65,669
62	ANF SA	2,050
3,839	April Group	114,277
26,764	Arkema	617,342
6,609	Assystem	52,138
22,655	Atos Origin SA	698,424
1,591	Audika	38,402
7,010	Beneteau SA	69,665
2,244	BioMerieux	168,084
878	Boiron SA	22,213
1,118	Bonduelle SCA	78,327
2,069	Bongrain SA(b)	101,486
10,825	Bourbon SA	405,139
10,949	Bull SA(b)	32,304
6,030	Bureau Veritas SA	245,398
17,208	Canal Plus	110,553
33,896	Cap Gemini	1,267,041
5,468	Carbone Lorraine	142,299
4,445	CBo Territoria	14,210
489	Cegedim SA	27,185
3,162	Cegid Group	42,466
2,640	Ciments Francais SA	239,114
3,425	Club Mediterranee SA(b)	53,974
74,237	Compagnie Generale de Geophysique-Veritas(b)	1,072,512
41,513	Compagnie Generale Des Etablissements Michelin - Class B	2,124,985
1,082	Damartex SA	17,228
10,333	Dassault Systemes SA	424,122
1,095	Delachaux SA	60,846
40,814	Derichebourg	95,352
3,318	EDF Energies Nouvelles SA	117,488
845	Electricite de Strasbourg	111,159
332	Entrepose Contracting	18,492
517	Eramet	111,014
463	Esso Ste Anonyme Francaise	49,460
19,106	Etablissements Maurel Et Prom	280,370
1,280	Etam Developpement SA	20,344
12,585	Euler Hermes SA	614,040
88	Euro Disney SCA(b)(c)	14
2,797	Euro Disney SCA Non-Registered Shares(b)	12,736

Shares		Value

FRANCE (continued)
13,937	Eutelsat Communications	$301,788
1,226	Exel Industries SA - Class A	38,837
1,883	Faurecia(b)	20,635
2,688	Fimalac	127,448
839	Fleury Michon SA	24,729
2,286	Fonciere Des Regions	125,179
202	Gaumont SA	10,689
12,894	Gemalto NV(b)	405,998
8,466	GFI Informatique	35,464
3,045	GL Events	48,237
899	Groupe Crit	13,964
97,644	Groupe Eurotunnel SA(b)	502,742
12,889	Groupe Steria SCA	245,771
251	Guerbet	37,412
1,184	Guyenne et Gascogne SA	102,910
6,586	Haulotte Group	41,154
70,170	Havas SA	219,858
3,308	ICADE	255,903
2,593	Iliad SA	272,350
7,094	Imerys SA	293,566
1,822	IMS International Metal Service	25,959
3,383	Infogrames Entertainment SA(b)	22,036
8,729	Ingenico	159,815
4,543	Ipsen SA	186,003
5,433	IPSOS	123,293
16,879	JC Decaux SA	240,031
837	Kaufman & Broad SA	19,371
12,866	Klepierre	286,030
1,361	Korian	31,014
49,549	Lagardere SCA	1,555,491
863	Laurent-Perrier	50,625
14,623	Legrand SA	293,548
669	LISI	25,452
10,685	M6-Metropole Television	199,715
629	Maisons France Confort	16,581
3,415	Manitou BF SA	37,702
873	Manutan (Societe)	34,593
1,668	Meetic(b)	37,194
1,975	MR Bricolage	32,577
143,061	Natixis	323,912
4,720	Neopost SA	399,701
12,933	Nexans SA(b)	599,177
8,619	Nexity(b)	278,023
463	Norbert Dentressangle	16,090
8,757	NRJ Group	57,378
6,698	Orpea(b)	273,886
22,865	PagesJaunes Groupe	248,376
66,220	Peugeot SA	1,529,201
1,266	Pierre & Vacances	81,202
2,331	Plastic-Omnium SA	28,685
20,215	Publicis Groupe	617,869
485	Radiall	25,428
8,945	Rallye SA	181,848
6,947	Recylex SA(b)	36,512
5,788	Remy Cointreau SA	190,802

11

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Shares		Value

FRANCE (continued)
88,196	Rexel SA	$732,039
11,164	Rhodia SA	64,188
1,356	Rodriguez Group(b)(c)	5,221
1,604	Rubis	90,983
78,924	Safran SA	941,971
3,336	Saft Groupe SA	102,105
73,550	SCOR SE	1,543,628
6,382	SEB SA	215,093
3,326	Sechilienne-Sidec	114,431
2,724	SeLoger.com(b)	69,027
6,704	Societe BIC SA	359,892
3,095	Societe Immobiliere de Location pour l’Industrie et le Commerce	260,386
23,410	Societe Television Francaise 1	219,236
16,292	SOITEC(b)	102,993
815	Somfy SA	122,310
811	Sopra Group SA	29,024
923	Sperian Protection	46,480
573	Spir Communication	11,292
1,360	Stallergenes	87,922
857	Ste Industrielle d’Aviation Latecoere SA(b)	4,780
1,316	STEF-TFE	47,542
271,165	STMicroelectronics NV	1,787,116
62	Sucriere de Pithiviers-Le-Vieil	38,823
1,305	Synergie SA	22,848
25,408	Technip SA	1,091,533
12,717	Teleperformance	366,511
3,877	Theolia SA(b)	14,170
83,571	Thomson(b)	112,528
2,088	Trigano SA	16,365
10,614	UBISOFT Entertainment(b)	207,363
886	Union Financiere de France BQE SA	30,174
31,023	Valeo SA	639,276
5,765	Vallourec	630,124
7,341	Viel et Compagnie	22,698
897	Vilmorin & Cie	84,625
1,248	Virbac SA	84,125
494	VM Materiaux SA	24,261
9,784	Wendel	358,806
9,045	Zodiac SA	264,165

		35,510,229

GERMANY — 0.8%
9,283	Aareal Bank AG	86,449
2,064	Adlink Internet Media AG(b)	11,020
4,077	ADVA AG Optical Networking(b)	6,734
11,559	Aixtron AG	89,311
5,653	Alstria Office AG REIT	35,088
33,952	Arcandor AG(b)	80,764
3,892	Augusta Technologie AG(b)	41,689
6,102	Baader Bank AG	20,594
1,916	Balda AG(b)	1,418

Shares		Value

GERMANY (continued)
2,313	Bauer AG	$87,296
5,853	Bechtle AG	88,046
1,174	Bertrandt AG	22,987
8,988	Bilfinger Berger AG	426,566
1,034	Biotest AG	51,151
780	Boewe Systec AG	4,814
8,211	Carl Zeiss Meditec AG(b)	96,996
24,293	Celesio AG(b)	538,788
2,684	CENTROTEC Sustainable AG(b)	29,587
1,017	Cewe Color Holding AG	25,862
8,271	Comdirect Bank AG	67,062
32,384	Conergy AG(b)	32,767
934	CTS Eventim AG	27,191
4,009	Curanum AG	15,078
6,258	DAB Bank AG	24,081
4,836	Demag Cranes AG	102,025
86,925	Deutsche Lufthansa AG	1,108,877
12,837	Deutsche Wohnen AG(b)	233,733
22,173	Deutz AG	93,131
7,612	Douglas Holdings AG	313,841
1,775	Duerr AG	33,407
4,400	DVB Bank SE	148,169
2,087	Elexis AG	23,641
1,987	ElringKlinger AG	28,770
6,000	EM.Sport Media AG(b)	19,046
1,290	Escada AG(b)	4,404
48,689	Evotec AG(b)	43,153
632	Evotec AG ADR(b)	1,106
3,542	Fielmann AG	211,626
8,171	Fraport AG Frankfurt Airport Services Worldwide	329,352
29,242	Freenet AG(b)	187,177
1,320	Fuchs Petrolub AG	73,208
17,179	GEA Group AG	225,945
2,856	Generali Deutschland Holding AG(b)	234,248
8,501	Gerresheimer AG	204,847
2,237	Gerry Weber International AG	47,844
286	Gesco AG	13,230
4,560	GFK AG	108,392
18,690	Gildemeister AG	183,206
3,263	GPC Biotech AG(b)	6,883
1,715	Grammer AG	11,322
1,935	Grenkeleasing AG(b)	60,095
3,184	Hamburger Hafen und Logistik AG	114,771
14,849	Hannover Rueckversicherung AG(b)	481,146
1,410	Hawesko Holding AG	30,760
9,116	HeidelbergCement AG	384,422
32,016	Heidelberger Druckmaschinen AG	231,633
11,819	Hochtief AG	578,842
3,635	IDS Scheer AG	40,352
3,883	Indus Holding AG	55,103
384,438	Infineon Technologies AG(b)	1,022,060

12

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Shares		Value

GERMANY (continued)
834	Interseroh SE	$37,444
47,496	IVG Immobilien AG	410,086
17,471	Jenoptik AG(b)	80,032
3,193	Kizoo AG(b)	20,439
23,845	Kloeckner & Co. SE	313,425
9,805	Kontron AG	107,593
4,116	Krones AG	142,985
210	KSB AG	84,932
7,388	KUKA AG	100,571
1,410	KWS Saat AG	176,899
35,935	Lanxess AG	776,258
15,203	Leoni AG	218,230
1,656	Loewe AG	18,366
211	Manz Automation AG(b)	9,685
4,500	Medigene AG(b)	26,787
13,952	Medion AG	107,439
13,558	MLP AG	189,743
2,700	Morphosys AG(b)	49,285
7,780	MTU Aero Engines Holding AG(b)	261,768
120	Muehlbauer Holding AG & Co. KGaA	2,638
6,932	MVV Energie AG	289,206
1,551	Nemetschek AG	16,986
7,876	Norddeutsche Affinerie AG	222,945
5,755	Nordex AG(b)	99,031
1,199	Pfeiffer Vacuum Technology AG	79,762
11,398	Pfleiderer AG	63,993
4,819	Plambeck Neue Energien AG(b)	14,433
32,110	Praktiker Bau- und Heimwerk- ermaerkte AG	232,979
79,044	Premiere AG(b)	193,082
1,040	Puma AG(b)	222,871
8,596	QSC AG(b)	14,621
932	Rational AG	94,820
1,266	REpower Systems AG(b)	140,207
14,967	Rheinmetall AG(b)	633,684
13,298	Rhoen Klinikum AG	279,257
2,578	Roth & Rau AG(b)	61,423
16,499	Salzgitter AG	1,173,611
475	Sartorius AG	8,220
1,302	Schlott Gruppe AG	10,335
14,249	SGL Carbon AG(b)	415,049
21,208	Singulus Technologies(b)	72,462
3,685	Sixt AG	55,647
5,314	Software AG	332,042
3,365	Solar Millennium AG(b)	68,291
10,485	Solarworld AG	298,853
1,149	Solon SE(b)	14,353
24,382	Stada Arzneimittel AG	455,919
904	STINAG Stuttgart Invest AG	20,337
2,302	Stratec Biomedical Systems	45,981
15,178	Suedzucker AG	293,766
15,180	Symrise AG(b)	207,642

Shares		Value

GERMANY (continued)
4,152	Takkt AG	$41,245
21,467	Tognum AG	262,381
48,870	TUI AG	537,321
12,452	United Internet AG	127,521
5,101	Versatel AG(b)	37,076
2,439	Vivacon AG	4,700
1,861	Vossloh AG	191,495
3,487	Wacker Chemie AG	360,918
12,899	Wacker Construction Equipment AG	117,760
6,438	Wincor Nixdorf AG	323,188
12,563	Wirecard AG(b)	103,275

		20,274,399

GREECE — 0.2%
68,418	Agriculture Bank of Greece	117,603
137,716	Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical & Organizations(b)	138,965
139	Alfa-Beta Vassilopoulos SA	4,779
22,971	Alpha Bank AE(b)	223,748
25,077	Anek Lines SA	28,066
11,258	Aspis Bank SA(b)	17,832
1,098	Astir Palace Hotel SA(b)	4,930
8,200	Athens Medical Center SA	16,371
5,750	Athens Water Supply & Sewage Co. SA (The)	46,267
6,962	Attica Bank	21,811
3,755	Bank of Greece	213,869
16,419	Coca-Cola Hellenic Bottling Co. SA	262,574
13,318	Diagnostic & Therapeutic Center of Athens Hygeia SA	34,980
34,029	EFG Eurobank Ergasias SA(b)	267,130
37,249	Ellaktor SA	241,034
3,298	Euromedica SA	26,416
39,058	Forthnet SA(b)	64,405
9,621	Fourlis Holdings SA	114,872
11,373	Frigoglass SA	61,949
19,954	GEK Terna Holding Real Estate Construction SA	119,277
11,932	Geniki Bank(b)	21,574
9,780	Halcor SA	16,487
2,570	Hellenic Duty Free Shops SA	17,989
9,731	Hellenic Exchanges SA Holding Clearing Settlement and Registry	85,024
22,474	Hellenic Petroleum SA	217,801
3,975	Hellenic Telecommunications Organization SA	60,518
6,140	Heracles General Cement Co.	53,217
5,583	Iaso SA	31,708
29,900	Intracom Holdings SA(b)	44,508
6,280	J&P-Avax SA	20,988
10,171	Lambrakis Press SA	29,252
321,686	Marfin Investment Group SA(b)	1,379,356

13

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Shares		Value

GREECE (continued)
5,160	Metka SA	$54,193
27,737	Michaniki SA	57,352
12,165	Motor Oil (Hellas) Corinth Refineries SA	128,438
27,338	Mytilineos Holdings SA	174,972
7,509	Nireus Aquaculture SA	7,446
56,507	Piraeus Bank SA	518,140
1,217	Piraeus Port Authority	18,108
3,901	Proton Bank SA	4,970
19,038	Public Power Corp. SA	366,990
2,180	S&B Industrial Minerals SA	15,077
5,750	Sarantis SA	27,101
16,007	Sidenor Steel Products Manufacturing Co. SA	79,120
28,837	Technical Olympic SA(b)	9,449
3,630	Teletypos SA Mega Channel	26,948
5,335	Terna Energy SA	31,805
1,382	Thessaloniki Port Authority SA	23,142
15,748	Titan Cement Co. SA	401,469
22,591	TT Hellenic Postbank SA	135,949
43,104	Viohalco	213,042

		6,299,011

HONG KONG — 0.6%
180,000	Agile Property Holdings Ltd.	133,858
96,000	Alco Holdings Ltd.	19,109
30,000	Allied Group Ltd.	55,622
728,000	Allied Properties HK Ltd.	84,061
92,000	AMVIG Holdings Ltd.	57,252
142,000	Asia Financial Holdings Ltd.	36,513
34,000	Asia Satellite Telecommuni- cations Holdings Ltd.	38,865
1,244,776	Asia Standard International Group Ltd.	10,521
31,000	ASM Pacific Technology Ltd.	138,598
36,000	Associated International Hotels Ltd.(b)	57,653
210,000	Beijing Enterprises Water Group Ltd.(b)	26,288
148,000	Belle International Holdings Ltd.	112,758
340,000	Brilliance China Automotive Holdings Ltd.(b)	24,777
285,000	C C Land Holdings Ltd.(b)	94,216
64,000	Cafe de Coral Holdings Ltd.	118,820
269,051	Champion Technology Holdings Ltd.	8,747
378,560	Chaoda Modern Agriculture Holdings Ltd.	265,141
70,000	Chen Hsong Holdings Ltd.	14,186
106,000	Chevalier International Holdings Ltd.	39,928
150,000	Chia Tai Enterprises International Ltd.(b)	1,770
225,000	China Aerospace International Holdings Ltd.(b)	13,371

Shares		Value

HONG KONG (continued)
236,000	China Agri-Industries Holdings Ltd.(b)	$120,874
122,000	China BlueChemical Ltd. - H Shares	64,716
130,000	China Electronics Corp. Holdings Co. Ltd.(b)	12,071
245,000	China Everbright International Ltd.	56,024
88,000	China Everbright Ltd.	170,294
174,000	China Foods Ltd.	83,680
228,000	China Gas Holdings Ltd.	41,935
830,000	China Grand Forestry Green Resources Group Ltd.(b)	32,361
63,000	China Green Holdings Ltd.	50,483
97,000	China Insurance International Holdings Co. Ltd.(b)	161,663
62,000	China Mengniu Dairy Co. Ltd.	110,276
126,000	China Merchants Holdings International Co. Ltd.	296,385
106,000	China Metal International Holdings, Inc.	14,339
1,070,000	China Mining Resources Group Ltd.(b)	32,634
190,000	China Pharmaceutical Group Ltd.	94,582
346,000	China Power International Development Ltd.	77,806
186,000	China Resources Enterprise	327,566
34,800	China Resources Gas Group Ltd.(b)	19,836
70,000	China Resources Land Ltd.	125,193
74,000	China Resources Power Holdings Co. Ltd.	165,824
210,000	China Seven Star Shopping Ltd.(b)	2,206
480,000	China Solar Energy Holdings Ltd.(b)	6,620
136,000	China State Construction International Holdings Ltd.	32,812
3,700,000	China Timber Resources Group Ltd.	32,411
312,000	China Travel International Investment Hong Kong Ltd.	54,459
51,000	Chong Hing Bank Ltd.	62,956
52,000	Chow Sang Sang Holdings International Ltd.	31,233
350,000	Citic 21CN Co. Ltd.(b)	6,899
287,000	Citic Pacific Ltd.	418,303
581,000	Citic Resources Holdings Ltd.(b)	80,658
103,000	Clear Media Ltd.(b)	31,066
600,000	CNPC (Hong Kong) Ltd.	297,700
286,000	Coastal Greenland Ltd.(b)	13,883
94,000	Comba Telecom Systems Holdings Ltd.	40,234
120,000	Cosco International Holdings Ltd.	36,603
238,000	COSCO Pacific Ltd.	225,858

14

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Shares		Value

HONG KONG (continued)
44,000	Cross-Harbour Holdings Ltd.	$32,986
55,600	Dah Sing Banking Group Ltd.	39,872
52,400	Dah Sing Financial Holdings Ltd.	153,028
192,000	Daphne International Holdings Ltd.	73,565
420,000	Denway Motors Ltd.	175,625
131,550	Dickson Concepts International Ltd.	40,890
121,000	Digital China Holdings Ltd.	66,045
110,000	Dynasty Fine Wines Group Ltd.	19,064
168,234	EganaGoldpfeil Holdings Ltd.(b)(c)	14,327
214,000	Emperor International Holdings Ltd.	20,297
297,962	Enerchina Holdings Ltd.(b)	4,254
554,000	eSun Holdings Ltd.(b)	66,086
110,000	Extrawell Pharmaceutical Holdings Ltd.(b)	27,961
225,116	Far East Consortium International Ltd.	29,393
346,000	First Pacific Co.	157,976
54,000	Fong’s Industries Co. Ltd.	6,254
118,000	Fountain SET Holdings Ltd.	6,944
39,000	FU JI Food and Catering Services Holdings Ltd.	20,602
98,000	Fubon Bank Hong Kong Ltd.	33,362
482,000	Galaxy Entertainment Group Ltd.(b)	115,649
490,000	Geely Automobile Holdings Ltd.	65,734
785,000	Genesis Energy Holdings Ltd.(b)	28,193
170,000	Giordano International Ltd.	34,660
408,000	Global Bio-Chem Technology Group Co. Ltd.	55,389
116,000	Glorious Sun Enterprises Ltd.	29,811
320,000	Golden Resorts Group Ltd.(c)	5,581
52,000	Goldin Properties Holdings Ltd.(b)	19,516
220,000	GOME Electrical Appliances Holdings Ltd.(d)	15,897
44,000	Grande Holdings Ltd. (The)	3,981
211,000	Great Eagle Holdings Ltd.	291,298
534,000	Guangdong Investment Ltd.	219,972
654,000	Guangzhou Investment Co. Ltd.	106,124
180,000	GZI Transportation Ltd.	58,761
40,000	Harbour Centre Development Ltd.	23,263
36,000	Hengan International Group Co. Ltd.	150,135
492,000	Hi Sun Technology (China) Ltd.(b)	47,192
396,724	HKC Holdings Ltd.	28,864
314,000	HKR International Ltd.	81,674
56,000	Hong Kong Ferry (Holdings) Co. Ltd.	31,329

Shares		Value

HONG KONG (continued)
220,500	Hongkong & Shanghai Hotels (The)	$167,269
191,700	Hongkong Chinese Ltd.	12,774
150,500	Hopewell Holdings Ltd.	387,426
116,000	Hopson Development Holdings Ltd.	88,976
8,000	Hua Han Bio-Pharmaceutical Holdings Ltd.(b)	767
59,631	Hung Hing Printing Group Ltd.	8,786
924,000	Hutchison Harbour Ring Ltd.	68,925
281,000	Hutchison Telecommunications Hong Kong Holdings Ltd.(b)(c)(d)	26,468
281,000	Hutchison Telecommunications International Ltd.(b)	51,849
135,000	I-CABLE Communications Ltd.	10,640
105,000	Industrial and Commercial Bank of China Asia Ltd.	134,156
23,000	Integrated Distribution Services Group Ltd.	26,933
242,000	Jinhui Holdings Ltd.	39,868
426,500	Johnson Electric Holdings Ltd.	92,816
510,579	K Wah International Holdings Ltd.	79,624
1,020,000	Kai Yuan Holdings Ltd.(b)	32,680
154,500	Kingboard Chemical Holdings Ltd.	374,529
313,000	Kingboard Laminates Holdings Ltd.	123,919
190,000	Kingdee International Software Group Co. Ltd.	32,261
234,666	Kingway Brewery Holdings Ltd.(b)	25,605
288,000	Kowloon Development Co. Ltd.	138,094
3,997,000	Lai Sun Development Co. Ltd.(b)	48,524
194,800	Lee & Man Paper Manufacturing Ltd.	144,381
61,500	Lifestyle International Holdings Ltd.	58,758
110,000	Liu Chong Hing Investment Ltd.	52,223
61,000	Lonking Holdings Ltd.	45,960
110,000	Luk Fook Holdings International Ltd.	32,245
106,000	Luks Group Vietnam Holdings Co. Ltd.	40,492
62,000	Lung Kee (Bermuda) Holdings Ltd.	19,165
6,650,000	Media China Corp. Ltd.(b)	37,398
388,000	Melco International Development(b)	190,344
98,000	Midland Holdings Ltd.	40,164
370,000	Ming An Holdings Co. Ltd. (The)	42,641
440,000	Mingyuan Medicare Development Co. Ltd.	32,068
108,000	Minmetals Resources Ltd.(b)	18,267

15

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Shares		Value

HONG KONG (continued)
80,000	Minth Group Ltd.	$49,255
67,000	Miramar Hotel & Investment Co. Ltd.	49,212
289,000	Mongolia Energy Co. Ltd.(b)	82,272
6,771,148	Nan Hai Corp. Ltd.(b)	58,181
280,000	Natural Beauty Bio-Technology Ltd.	34,832
145,000	Neo-China Group Holdings Ltd.(c)(d)	92,612
208,500	Neo-Neon Holdings Ltd.	45,087
383,600	New World China Land Ltd.	149,298
768,000	Next Media Ltd.	101,492
251,000	Nine Dragons Paper Holdings Ltd.	113,607
650,000	Oriental Press Group Ltd.	61,009
719,668	Pacific Andes International Holdings Ltd.	75,623
415,000	Pacific Basin Shipping Ltd.	205,205
450,000	Pacific Century Premium Developments Ltd.(b)	88,427
111,240	Paliburg Holdings Ltd.	14,188
48,000	Peace Mark Holdings Ltd.(b)(c)(d)	9,290
200,000	Pico Far East Holdings Ltd.	18,744
1,200,000	Polytec Asset Holdings Ltd.	70,202
48,000	Ports Design Ltd.	72,891
80,000	Public Financial Holdings Ltd.	27,907
130,774	PYI Corp. Ltd.(b)	7,425
48,400	Qin Jia Yuan Media Services Co. Ltd.	9,095
332,200	Regal Hotels International Holdings Ltd.	64,031
1,750,000	REXLot Holdings Ltd.(b)	101,779
56,000	Road King Infrastructure Ltd.	26,435
88,000	SA SA International Holdings Ltd.	30,602
26,000	SEA Holdings Ltd.	8,016
85,000	Shanghai Industrial Holdings Ltd.	289,609
3,660,000	Shanghai Zendai Property Ltd.(b)	81,432
1,177,500	Shenzhen International Holdings Ltd.	58,752
348,000	Shenzhen Investment Ltd.	100,344
89,000	Shenzhou International Group Holdings Ltd.	29,049
212,500	Shimao Property Holdings Ltd.	235,998
538,000	Shougang Concord International Enterprises Co. Ltd.	59,659
76,000	Shui On Construction & Materials Ltd.	80,583
448,000	Shun Tak Holdings Ltd.	197,696
200,000	Silver Grant International Ltd.	24,928
646,000	Singamas Container Holdings Ltd.	39,467
410,000	Sino Union Petroleum & Chemical International Ltd.(b)	37,728

Shares		Value

HONG KONG (continued)
218,000	Sinofert Holdings Ltd.	$101,100
2,330,000	Sino-I Technology Ltd.(b)	13,999
272,250	Sinolink Worldwide Holdings Ltd.	22,614
118,000	Sinopec Kantons Holdings Ltd.	19,697
158,000	Skyfame Realty Holdings Ltd.(b)	7,923
436,000	Skyworth Digital Holdings Ltd.	44,163
43,500	SmarTone Telecommunications Holding Ltd.	28,723
195,486	SRE Group Ltd.	16,250
306,000	Stone Group Holdings Ltd.(b)	11,388
177,000	Sun Hung Kai & Co. Ltd.	98,037
12,070,000	Superb Summit International Timber Co. Ltd.(b)	63,854
194,000	TAI Cheung Holdings Ltd.	73,102
69,000	Tan Chong International Ltd.	11,495
252,000	TCC International Holdings Ltd.(b)	90,960
29,000	TCL Multimedia Technology Holdings Ltd.(b)	5,532
220,500	Techtronic Industries Co.	130,403
40,000	Television Broadcasts Ltd.	141,332
132,000	Texwinca Holdings Ltd.	80,335
82,800	Tian An China Investment Co. Ltd.	26,822
106,000	Tianjin Development Holdings Ltd.	43,906
130,000	Tianjin Port Development Holdings Ltd.	32,578
420,000	Titan Petrochemicals Group Ltd.(b)	6,453
120,000	Tomson Group Ltd.	28,302
193,000	Towngas China Co. Ltd.	47,854
228,000	TPV Technology Ltd.	75,313
35,600	Transport International Holdings Ltd.	96,342
50,000	Truly International Holdings Ltd.	28,755
134,000	Value Partners Group Ltd.	40,538
45,000	Varitronix International Ltd.	8,901
136,000	Vitasoy International Holdings Ltd.	61,088
102,000	VST Holdings Ltd.(b)	9,282
26,000	VTech Holdings Ltd.	130,040
70,000	Wai Kee Holdings Ltd.	6,966
205,000	Wheelock Properties Ltd.	82,247
16,500	Wing Hang Bank Ltd.	97,436
29,000	Wing On Co. International Ltd.	27,827
20,040,000	Wonson International Holdings(b)	30,870
74,000	Xinyi Glass Holdings Co. Ltd.	45,945
148,000	Xinyu Hengdeli Holdings Ltd.	37,896
80,000	Xiwang Sugar Holdings Co. Ltd.	12,190
94,000	Yip’s Chemical Holdings Ltd.	33,571

16

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Shares		Value

HONG KONG (continued)
31,000	Zhaojin Mining Industry Co. Ltd. - H Shares	$39,754

		14,826,791

HUNGARY — 0.0%
1,508	Danubius Hotel & Spa Plc(b)	23,735
2,195	Egis Plc(b)	121,353
344	EMASZ Rt.	33,720
28,924	FHB Mortgage Bank Plc(b)	78,540
15,083	Fotex Holding SE Co. Ltd.(b)	19,801
28,929	Magyar Telekom Telecommuni- cations Plc	67,305
5,470	Richter Gedeon Nyrt	714,190

		1,058,644

INDIA — 0.3%
4,494	ABB Ltd. India	44,103
7,950	ACC Ltd.	104,390
6,720	Adani Enterprises Ltd.	57,192
9,721	Aditya Birla Nuvo Ltd.	103,246
36,030	Allahabad Bank	38,028
154,877	Alok Industries Ltd.	41,841
92,125	Ambuja Cements Ltd.	150,536
25,831	Amtek Auto Ltd.	49,469
35,532	Andhra Bank	39,889
5,152	Apollo Hospitals Enterprise Ltd.	39,871
143,696	Ashok Leyland Ltd.	59,349
2,238	Asian Paints Ltd.	40,058
11,229	Aurobindo Pharma Ltd.	49,273
27,426	Bajaj Hindusthan Ltd.	41,451
11,091	Bajaj Holdings and Investment Ltd.	75,845
97,217	Ballarpur Industries Ltd.	31,048
33,302	Balrampur Chini Mills Ltd.	46,966
4,328	BEML Ltd.	45,228
2,434	Bharat Electronics Ltd.	46,759
18,486	Bharat Forge Ltd.	48,003
5,155	Bhushan Steel Ltd.	43,103
14,324	Biocon Ltd.	40,760
9,975	Birla Corp. Ltd.	40,009
460	Bosch Ltd.	27,859
1,308	Britannia Industries Ltd.	42,011
9,156	Century Textile & Industries Ltd.	42,224
6,433	CESC Ltd.	30,092
38,402	Chambal Fertilizers & Chemicals Ltd.	34,121
3,521	Colgate Palmolive India Ltd.	33,774
11,251	Crompton Greaves Ltd.	36,373
9,629	Cummins India Ltd.	39,385
24,391	Dabur India Ltd.	50,822
1,618	Divi’s Laboratories Ltd.	27,872
17,128	Dr. Reddys Laboratories Ltd.	188,337
5,347	Edelweiss Capital Ltd.	29,793
11,129	EID Parry India Ltd.	37,971
9,200	EIH Ltd.	20,869

Shares		Value

INDIA (continued)
27,090	Essar Oil Ltd.(b)	$78,895
36,761	Exide Industries Ltd.	38,321
52,494	Federal Bank Ltd.	198,306
3,815	Financial Technologies India Ltd.	54,365
22,790	Fortis Healthcare Ltd.(b)	31,058
23,096	Gammon India Ltd.	35,118
18,000	Geodesic Ltd.	26,281
2,784	GlaxoSmithKline Consumer Healthcare Ltd.	46,141
1,716	GlaxoSmithKline Pharmaceuticals Ltd.	40,462
6,344	Glenmark Pharmaceuticals Ltd.(b)	23,074
11,114	Godrej Consumer Products Ltd.	31,166
23,771	Godrej Industries Ltd.	35,136
18,172	Great Eastern Shipping Co. Ltd. (The)	75,248
5,928	Great Offshore Ltd.	32,882
50,890	GTL Infrastructure Ltd.(b)	30,371
6,751	GTL Ltd.	34,331
51,969	GVK Power & Infrastructure Ltd.(b)	29,331
20,140	HCL Infosystems Ltd.	38,378
43,014	HCL Technologies Ltd.	112,935
259,972	Hindalco Industries Ltd.	282,275
36,441	Hindustan Construction Co.	40,973
94,790	IDBI Bank Ltd.	121,315
46,270	Idea Cellular Ltd.(b)	54,235
46,211	India Cements Ltd.	106,952
34,265	India Infoline Ltd.	52,916
52,967	Indiabulls Financial Services Ltd.	120,244
25,910	Indiabulls Real Estate Ltd.	67,462
17,561	Indian Bank.	35,693
88,392	Indian Hotels Co. Ltd.(b)	87,977
2,039	Indian Overseas Bank(b)	2,649
45,438	Indusind Bank Ltd.	37,343
173,718	Infrastructure Development Finance Co. Ltd.	257,958
21,385	IRB Infrastructure Developers Ltd.	40,937
36,261	IVRCL Infrastructures & Projects Ltd.	116,311
3,000	Jain Irrigation Systems Ltd.	30,182
143,052	Jaiprakash Associates Ltd.	400,643
9,049	Jet Airways India Ltd.(b)	35,344
8,489	Jindal Saw Ltd.(b)	35,994
5,609	Jindal Steel & Power Ltd.	184,232
5,000	Jubilant Organosys Ltd.	11,563
20,887	Karnataka Bank Ltd.	34,512
11,439	Kesoram Industries Ltd.	35,498
32,439	Kotak Mahindra Bank Ltd.	252,229
35,171	KS Oils Ltd.	32,515
16,381	LIC Housing Finance	121,018
2,490	Lupin Ltd.	35,971
17,000	Madras Cements Ltd.	27,476

17

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Shares		Value

INDIA (continued)
25,733	Mahanagar Telephone Nigam	$37,403
8,700	Maharashtra Seamless Ltd.	27,768
38,054	Mahindra & Mahindra Ltd.	373,537
58,496	Mangalore Refinery & Petrochemicals Ltd.	57,933
25,011	Marico Ltd.	34,356
31,053	MAX India Ltd.(b)	88,663
46,895	Mercator Lines Ltd.	32,536
6,404	Monnet Ispat & Energy Ltd.	23,495
9,758	Mphasis Ltd.	44,042
48,344	Nagarjuna Construction Co.	67,512
16,334	Opto Circuits India Ltd.	36,338
4,497	Oracle Financial Sevices Software Ltd.(b)	80,012
22,955	Oriental Bank of Commerce	60,704
10,000	Patni Computer Systems Ltd.	32,450
104,278	Petronet LNG Ltd.	108,406
5,500	Piramal Healthcare Ltd.	25,576
54,911	PTC India Ltd.	78,558
30,493	Punj Lloyd Ltd.	71,186
19,421	Ranbaxy Laboratories Ltd.	68,835
18,967	Reliance Capital Ltd.	200,735
11,165	Reliance Infrastructure Ltd.	156,807
71,622	Reliance Natural Resources Ltd. - L Shares(b)	81,537
16,026	Rolta India Ltd.	25,733
53,587	Sesa Goa Ltd.	120,626
18,196	Shree Renuka Sugars Ltd.	36,020
9,905	Shriram Transport Finance Co. Ltd.	44,146
8,559	Siemens India Ltd.	52,997
32,601	South Indian Bank Ltd.	41,383
30,406	Spice Communications Ltd.(b)	34,559
11,914	Sterling Biotech Ltd.	34,298
8,719	Sun TV Network Ltd.	32,530
30,834	Syndicate Bank	35,672
13,597	Tata Chemicals Ltd.	46,995
8,680	Tata Communications Ltd.	96,604
9,964	Tata Tea Ltd.	135,662
6,496	Tech Mahindra Ltd.	43,013
1,865	Titan Industries Ltd.	28,047
18,322	Torrent Power Ltd.	36,513
29,890	Triveni Engineering & Industries Ltd.	31,042
31,625	Union Bank of India	104,553
38,099	United Phosphorus Ltd.	92,099
5,979	United Spirits Ltd.	85,512
18,900	Videocon Industries Ltd.	41,733
15,809	Wockhardt Ltd.(b)	28,317
25,054	Yes Bank Ltd.(b)	39,098
56,905	Zee Entertainment Enterprises Ltd.	129,739

		8,757,416

INDONESIA — 0.1%
770,000	Aneka Tambang Tbk PT	102,862

Shares		Value

INDONESIA (continued)
5,838,000	Bakrieland Development Tbk PT(b)	$89,935
444,039	Bank Danamon Indonesia Tbk PT	129,788
3,011,250	Bank Pan Indonesia Tbk PT(b)	171,870
857,000	Berlian Laju Tanker Tbk PT	52,220
468,300	Bhakti Investama Tbk PT	6,696
200,500	Bisi International PT(b)	30,595
3,000,000	Bumi Resources Tbk PT	412,585
1,023,500	Ciputra Development Tbk PT(b)	46,093
479,000	Ciputra Surya Tbk PT(b)	18,389
363,000	Citra Marga Nusaphala Persada Tbk PT	32,829
864,000	Energi Mega Persada Tbk PT(b)	17,824
1,307,500	Global Mediacom Tbk PT(b)	22,933
242,000	Gudang Garam Tbk PT	169,391
1,339,000	Holcim Indonesia Tbk PT(b)	87,782
28,500	Indo Tambangraya Megah PT	40,295
140,000	Indocement Tunggal Prakarsa Tbk PT	76,751
1,221,000	Indofood Sukses Makmur Tbk PT	146,373
365,000	Jasa Marga Tbk PT	40,284
2,159,500	Kalbe Farma Tbk PT	182,225
8,307,500	Kawasan Industri Jababeka Tbk PT(b)	59,342
2,167,500	Lippo Karawaci Tbk PT(b)	164,947
1,284,300	Matahari Putra Prima Tbk PT(b)	70,306
382,500	Medco Energi Internasional Tbk PT(b)	94,096
2,072,500	Panin Life Tbk PT(b)	15,314
168,000	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT(b)	77,320
1,254,500	Ramayana Lestari Sentosa Tbk PT	56,031
125,500	Sinar Mas Agro Resources & Technology Tbk PT	25,466
896,000	Summarecon Agung Tbk PT	21,899
285,000	Timah Tbk PT	37,811
95,000	United Tractors Tbk PT	80,272

		2,580,524

IRELAND — 0.2%
122,408	AER Lingus(b)	101,760
138,386	C&C Group Plc	321,346
19,916	DCC Plc	359,912
83,323	Dragon Oil Plc(b)	313,525
86,470	Elan Corp. Plc(b)	514,565
72,107	Experian Plc	474,800
6,927	FBD Holdings Plc(e)	54,669
4,679	FBD Holdings Plc(e)	36,992
52,546	Glanbia Plc	153,431
66,702	Grafton Group Plc(b)	235,636
40,817	Greencore Group Plc(e)	52,716
38,645	Greencore Group Plc(e)	49,928
90,866	Independent News & Media Plc	30,977

18

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Shares		Value

IRELAND (continued)
6,355	Irish Continental Group Plc(b)	$98,832
55,438	Irish Life & Permanemt Plc	140,093
126,231	Kenmare Resources Plc(b)	35,139
21,920	Kerry Group Plc - Class A	452,126
6,121	Kingspan Group Plc(e)	31,445
48,177	Kingspan Group Plc(e)	249,156
9,316	Paddy Power Plc	172,573
79,143	Smurfit Kappa Group Plc	231,824
48,645	United Drug Plc(e)	143,803
23,434	United Drug Plc(e)	69,416

		4,324,664

ISRAEL — 0.1%
21,134	Alvarion Ltd.(b)	65,331
11,336	AudioCodes Ltd.(b)	16,674
6,387	Azorim-Investment Development & Construction Co. Ltd.(b)	19,030
6,797	Blue Square-Israel Ltd.	44,955
2,918	Cellcom Israel Ltd.	66,169
26,704	Clal Industries & Investments	76,020
4,570	Clal Insurance(b)	53,093
13,567	Delek Automotive Systems Ltd.	107,402
10,104	Direct Insurance Financial Investments Ltd.(b)	13,789
5,168	Elbit Imaging Ltd.	92,996
1,379	Elbit Systems Ltd.	69,734
686	Electra (Israel) Ltd.	56,751
4,847	Elron Electronic Industries Ltd.(b)	10,759
10,720	First International Bank of Israel Ltd. (5)(b)	89,378
23,426	First Internationall Bank of Israel Ltd. (1)(b)	38,389
1,541	FMS Enterprises Migun Ltd.	37,368
14,655	Frutarom.	106,956
895	Hadera Paper Ltd.(b)	33,143
2,297	Harel Insurance Investments & Finances Ltd.(b)	71,539
9,063	Hot Telecommunication System(b)	64,532
51,102	Housing & Construction Holdings Ltd.(b)	47,833
93,376	Israel Discount Bank Ltd. - Class A	87,410
5,109	Israel Petrochemical Enterprises Ltd.(b)	8,519
5,206	Ituran Location & Control Ltd.	41,042
2,244	Koor Industries Ltd.(b)	49,255
24,962	Makhteshim-Agan Industries Ltd.	109,889
3,796	Menorah Mivtachim Holdings Ltd.(b)	27,527
76,254	Migdal Insurance & Financial Holding Ltd.(b)	84,275
1,673	Mivtach Shamir Holdings Ltd.(b)	28,170

Shares		Value

ISRAEL (continued)
46,233	Mizrahi Tefahot Bank Ltd.	$255,830
8,883	Nice Systems Ltd.(b)	228,130
259,876	Oil Refineries Ltd.	94,019
15,238	Ormat Industries Ltd.	115,105
6,842	Osem Investments Ltd.	69,270
5,694	Partner Communications Co.	93,597
777	Paz Oil Co. Ltd.	81,437
7,775	RADVision Ltd.(b)	55,272
7,800	Retalix Ltd.(b)	65,645
6,910	Scailex Corp. Ltd.(b)	52,192
30,677	Shufersal Ltd.	99,919
3,627	Strauss Group Ltd.	33,784
8,297	Union Bank of Israel(b)	17,773

		2,879,901

ITALY — 0.5%
191,860	A2A SpA	315,358
16,457	ACEA SpA	204,138
4,493	AcegasAps SpA	31,380
13,082	Actelios SpA	67,060
18,355	Aedes SpA(b)	15,561
72,564	Alleanza Assicurazioni SpA	486,214
20,522	Amplifon SpA	52,108
11,153	Ansaldo STS SpA(b)	177,754
31,282	Arnoldo Mondadori Editore SpA	113,716
5,010	Ascopiave SpA	10,011
11,747	Astaldi SpA	63,874
18,427	Autogrill SpA	140,039
23,598	Azimut Holding SpA(b)	164,904
129,269	Banca Carige SpA	473,518
47,864	Banca Finnat Euramerica SpA	30,717
4,279	Banca Generali SpA	19,031
13,083	Banca Intermobiliare SpA(b)	48,399
18,260	Banca Italease SpA(b)	35,483
25,266	Banca Popolare dell’Etruria e del Lazio(b)	148,434
191,268	Banca Popolare di Milano	1,112,011
16,395	Banca Profilo SpA	15,000
17,763	Banco di Desio e della Brianza SpA	102,608
25,567	Benetton Group SpA	202,599
2,727	Biesse SpA	16,142
868	Bonifica Ferraresi e Imprese Agricole SpA	38,717
6,562	Brembo SpA	39,035
35,130	Bulgari SpA	178,904
22,056	Buzzi Unicem SpA	322,952
11,191	Caltagirone Editore SpA	26,073
2,004	Caltagirone SpA	6,983
7,938	Carraro SpA(b)	28,148
15,854	Cementir Holding SpA	57,056
169,030	CIR-Compagnie Industriali Riunite SpA	220,118
24,597	Credito Artigiano SpA	67,025
3,443	Credito Bergamasco SpA	119,736

19

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Shares		Value

ITALY (continued)
22,337	Credito Emiliano SpA	$111,637
4,901	Danieli & Co. SpA	55,425
34,815	Davide Campari-Milano SpA(b)	234,136
11,715	De’Longhi SpA	27,888
2,171	DiaSorin SpA	48,150
1,000	Digital Multimedia Technologies SpA(b)	8,270
8,177	ERG Renew SpA(b)	9,880
20,638	ERG SpA	317,952
198	ErgyCapital SpA(b)	178
4,260	Esprinet SpA	31,454
11,128	Eurotech SpA(b)	43,253
3,761	Fastweb(b)	89,933
2,543	Fiera Milano SpA	17,061
562	Finmeccanica SpA	7,917
33,214	Fondiaria-Sai SpA	552,350
200,917	Gemina SpA(b)	101,995
14,079	Geox SpA(b)	118,993
12,205	Gewiss SpA	44,749
2,618	GranitiFiandre SpA	8,526
34,089	Gruppo Editoriale L’Espresso SpA(b)	48,113
98,759	Hera SpA	198,618
26,489	Immobiliare Grande Distribuzione(b)	35,380
81,013	IMMSI SpA	76,220
52,361	Impregilo SpA(b)	148,236
14,341	Indesit Co. SpA	71,747
3,035	Industria Macchine Automatiche SpA	53,637
43,925	Intek SpA	22,100
16,467	Interpump Group SpA	70,100
67,845	Iride SpA	99,663
27,848	Italcementi SpA	335,239
1,478	Italmobiliare SpA	56,077
11,320	Juventus Football Club SpA(b)	10,392
29,504	KME Group	25,305
13,916	Lottomatica SpA(b)	286,064
1,779	Mariella Burani SpA	11,574
5,000	MARR SpA	36,823
82,495	Mediaset SpA	463,421
34,061	Mediolanum SpA	155,667
98,505	Milano Assicurazioni SpA	301,080
5,000	Panariagroup Industrie Ceramiche SpA	9,106
507,317	Parmalat SpA	1,007,593
4,609	Permasteelisa SpA	62,961
46,095	Piaggio & C SpA	77,487
67,343	Piccolo Credito Valtellinese Scarl.	527,317
1,268,201	Pirelli & C SpA	493,371
91,287	Premafin Finanziaria SpA	117,044
11,421	Prysmian SpA	138,872
521	Realty Vailog SpA(b)	1,155
21,864	Recordati SpA	125,847
18,894	Risanamento SpA(b)	5,559

Shares		Value

ITALY (continued)
1,433	Sabaf SpA	$20,971
1,068	SAES Getters SpA(b)	11,571
21,727	Saipem SpA	464,400
56,916	Saras SpA	166,669
3,815	SAVE SpA	19,965
16,644	Snai SpA(b)	61,112
11,160	Societa Cattolica di Assicurazioni SCRL(b)	355,820
11,876	Societa Iniziative Autostradali e Servizi SpA	66,694
41,186	Societa Partecipazioni Finanziarie SpA(b)	9,186
3,079	Socotherm SpA(b)	5,627
10,367	Sogefi SpA(b)	14,674
12,888	SOL SpA	56,318
94,945	Sorin SpA(b)	94,503
333,382	Telecom Italia Media SpA(b)	37,777
67,888	Terna Rete Elettrica Nazionale SpA	218,009
60,560	Tiscali SpA(b)	30,414
2,530	Tod’s SpA	129,286
4,797	Trevi Finanziaria SpA	45,021
201,218	Unipol Gruppo Finanziario SpA	250,065
5,718	Vianini Lavori SpA	32,117
7,140	Vittoria Assicurazioni SpA	44,252

		14,186,772

JAPAN — 4.6%
135,000	77 Bank Ltd. (The)	691,802
126	Accordia Golf Co. Ltd.	73,366
51,000	Achilles Corp.	70,574
40,500	ADEKA Corp.	256,775
14,600	Aderans Holdings Co. Ltd.	141,454
9,500	Advan Co. Ltd.	46,025
10	Advance Residence Investment Corp.	32,925
1,500	Aeon Delight Co. Ltd.	19,097
2,448	Aeon Fantasy Co. Ltd.	18,596
11,600	Ahresty Corp.	39,541
6,400	Ai Holdings Corp.	19,236
12,000	Aica Kogyo Co. Ltd.	102,692
3,600	Aichi Bank Ltd. (The)	260,365
13,200	Aichi Corp.	53,406
20,000	Aichi Machine Industry Co. Ltd.(b)	47,643
51,000	Aichi Steel Corp.	168,681
29,000	Aida Engineering Ltd.	80,565
6,100	Aigan Co. Ltd.	32,958
2,600	Aiphone Co. Ltd.	42,691
17,000	Air Water, Inc.	140,492
9,000	Airport Facilities Co. Ltd.	46,026
11,900	Aisan Industry Co. Ltd.	72,930
15,000	Akebono Brake Industry Co. Ltd.	72,099
77,000	Akita Bank Ltd. (The)	257,000
6,400	Alfresa Holdings Corp.	248,255

20

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Shares		Value

JAPAN (continued)
91,400	Allied Telesis Holdings KK(b)	$47,666
7,300	Aloka Co. Ltd.	52,858
4,800	Alpen Co. Ltd.	79,262
1,900	Alpha Systems, Inc.	31,177
19,700	Alpine Electronics, Inc.	158,926
83,300	Alps Electric Co. Ltd.	445,471
3,000	Alps Logistics Co. Ltd.	21,959
121,000	Amada Co. Ltd.	749,279
11,000	Amano Corp.	87,215
3,000	Amuse, Inc.	29,276
14,000	Ando Corp.	20,475
17,000	Anest Iwata Corp.	45,312
24,000	Anritsu Corp.	83,514
17,200	AOC Holdings, Inc.	104,521
2,100	AOI Electronic Co. Ltd.	12,798
10,500	AOKI Holdings, Inc.	92,819
37,000	Aomori Bank Ltd. (The)	140,631
27,600	Aoyama Trading Co. Ltd.	397,082
300,000	Aozora Bank Ltd.(b)	380,034
7,200	Arakawa Chemical Industries Ltd.	46,947
20,000	Araya Industrial Co. Ltd.	23,189
4,700	Ariake Japan Co. Ltd.	64,605
16,900	Arisawa Manufacturing Co. Ltd.	63,535
2,000	Art Corp.	22,505
3,190	As One Corp.	52,540
20,000	Asahi Diamond Industrial Co. Ltd.	95,103
4,350	Asahi Holdings, Inc.(b)	60,208
10,000	Asahi Kogyosha Co. Ltd.	31,087
35,000	Asahi Organic Chemicals Industry Co. Ltd.	86,423
20,000	Asahi TEC Corp.(b)	8,760
6,900	Asatsu-DK, Inc.	119,350
22,000	Asics Corp.	143,016
10,000	ASKA Pharmaceutical Co. Ltd.	80,717
12,000	Asunaro Aoki Construction Co. Ltd.	44,413
58,000	Atsugi Co. Ltd.	79,270
10,900	Autobacs Seven Co. Ltd.	297,964
3,600	Avex Group Holdings, Inc.	32,057
42,000	Awa Bank Ltd. (The)	236,590
40,000	Bando Chemical Industries Ltd.	93,903
900	Bank of Ikeda Ltd. (The)(b)	34,498
5,800	Bank of Iwate Ltd. (The)	279,203
70,000	Bank of Nagoya Ltd. (The)	296,138
7,300	Bank of Okinawa Ltd. (The)	196,914
54,000	Bank of Saga Ltd. (The)	161,629
18,600	Bank of the Ryukyus Ltd.(b)	144,732
13,150	Belluna Co. Ltd.	40,980
35,000	Best Denki Co. Ltd.	105,049
4,000	Bookoff Corp.	32,741
34,400	Brother Industries Ltd.	279,598
18,000	Bunka Shutter Co. Ltd.	57,580
7,500	CAC Corp.	45,269
56,000	Calsonic Kansei Corp.	104,901

Shares		Value

JAPAN (continued)
4,500	Canon Electronics, Inc.	$51,470
9,800	Canon Finetech, Inc.	91,744
9,900	Canon Marketing Japan, Inc.	119,711
6,400	Capcom Co. Ltd.	111,623
34,400	Casio Computer Co. Ltd.	263,587
11,400	Catena Corp.	26,933
7,900	Cawachi Ltd.	121,396
61,000	Central Glass Co. Ltd.	231,562
15,450	Century Leasing System, Inc.	96,211
8,500	Chiba Kogyo Bank Ltd. (The)(b)	79,915
7,500	Chiyoda Co. Ltd.	104,181
23,000	Chiyoda Corp.	138,346
6,800	Chofu Seisakusho Co. Ltd.	125,356
20,000	Chori Co. Ltd.	19,810
9,000	Chubu Shiryo Co. Ltd.	51,553
13,300	Chudenko Corp.	186,911
36,000	Chuetsu Pulp & Paper Co. Ltd.	102,298
153,000	Chugai Mining Co. Ltd.(b)	42,009
17,000	Chugai Ro Co. Ltd.	42,551
8,000	Chugoku Marine Paints Ltd.	45,723
34,000	Chukyo Bank Ltd. (The)	108,982
8,000	Chuo Denki Kogyo Co. Ltd.	45,425
9,000	Chuo Spring Co. Ltd.	23,962
8,400	Circle K Sunkus Co. Ltd.	117,894
83,800	Citizen Holdings Co. Ltd.	383,387
28,300	CKD Corp.	104,279
48,000	Clarion Co. Ltd.(b)	44,568
11,600	Cleanup Corp.	47,248
16,100	CMK Corp.	85,625
9,100	Coca-Cola Central Japan Co. Ltd.	110,590
11,800	Coca-Cola West Holdings Co.	193,987
2,090	Cocokara Fine Holdings, Inc.	18,264
9,000	Colowide Co. Ltd.	48,196
12,000	Commuture Corp.	74,814
7,200	Computer Engineering & Consulting Ltd.	44,907
17,000	COMSYS Holdings Corp.	138,088
7,400	Corona Corp.	68,525
6,600	Cosel Co. Ltd.	52,650
116,000	Cosmo Oil Co. Ltd.	329,648
54,300	Credit Saison Co. Ltd.	610,011
18	Creed Corp.(c)(d)	28
21,558	CSK Holdings Corp.(b)	113,874
10,000	Culture Convenience Club Co. Ltd.	62,660
23,000	Dai Nippon Toryo Co. Ltd.	21,822
105,000	Daicel Chemical Industries Ltd.	441,182
9,000	Dai-Dan Co. Ltd.	38,657
16,000	Daido Metal Co. Ltd.	65,188
95,000	Daido Steel Co. Ltd.	316,462
12,300	Daidoh Ltd.	59,948
29,100	Daiei, Inc. (The)(b)	112,423
17,000	Daifuku Co. Ltd.	102,215
18,000	Daihen Corp.	59,119

21

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Shares		Value

JAPAN (continued)
9,000	Daiichi Chuo KK	$21,160
23,000	Daiichi Jitsugyo Co. Ltd.	55,626
23,000	Daiken Corp.	36,884
14,000	Daiki Aluminium Industry Co. Ltd.	23,074
4,400	Daiko Clearing Services Corp.	24,076
2,500	Daikoku Denki Co. Ltd.	28,747
66,000	Daikyo, Inc.(b)	80,657
5,000	Daimei Telecom Engineering Corp.	41,203
34,000	Dainichiseika Color &
	Chemicals Manufacturing Co. Ltd.	71,711
85,000	Dainippon Screen Manufacturing Co. Ltd.(b)	186,960
16,000	Daio Paper Corp.	144,775
28,000	Daisan Bank Ltd. (The)	76,526
4,910	Daiseki Co. Ltd.	94,089
108,000	Daishi Bank Ltd. (The)	407,039
25,000	Daiso Co. Ltd.	48,151
2,600	Daisyo Corp.	33,655
36,000	Daito Bank Ltd. (The)	23,436
19,000	Daiwa Industries Ltd.	63,306
23,000	Daiwa Seiko, Inc.	30,763
15,000	Daiwabo Co. Ltd.	65,545
32,760	DCM Japan Holdings Co. Ltd.	168,370
36	Dena Co. Ltd.	129,023
176,000	Denki Kagaku Kogyo KK	390,638
17,000	Denki Kogyo Co. Ltd.	95,298
10,000	Denyo Co. Ltd.	65,852
18,000	Descente Ltd.	72,267
106,000	DIC Corp.	173,088
3,200	Disco Corp.	96,309
5,800	Don Quijote Co. Ltd.	88,126
5,350	Doshisha Co. Ltd.	64,653
6,274	Doutor Nichires Holdings Co. Ltd.	77,273
69,000	Dowa Holdings Co. Ltd.	274,334
9,600	DTS Corp.	68,969
12,400	Duskin Co. Ltd.	192,792
17	Dwango Co. Ltd.	26,749
4,000	Dydo Drinco, Inc.	106,184
400	eAccess Ltd.	261,952
8,000	Eagle Industry Co. Ltd.	28,436
1,100	Earth Chemical Co. Ltd.	27,121
130,000	Ebara Corp.(b)	351,950
35,700	EDION Corp.	169,171
57,000	Ehime Bank Ltd. (The)	141,998
81,000	Eighteenth Bank Ltd. (The)	236,173
8,400	Eiken Chemical Co. Ltd.	66,078
6,000	Eizo Nanao Corp.	96,941
39,000	Elpida Memory, Inc.(b)	417,681
7,400	Enplas Corp.	69,190
8,300	ESPEC Corp.	46,511
11,700	Exedy Corp.	217,637
12,000	Ezaki Glico Co. Ltd.	112,025

Shares		Value

JAPAN (continued)
11,900	Fancl Corp.	$136,262
22,000	FDK Corp.(b)	38,161
8,600	Foster Electric Co. Ltd.	67,716
2,900	FP Corp.	101,438
60,000	France Bed Holdings Co. Ltd.	75,141
51,100	Fudo Tetra Corp.(b)	38,131
5,300	Fuji Co. Ltd.	91,973
182,000	Fuji Electric Holdings Co. Ltd.	312,993
17,000	Fuji Fire & Marine Insurance Co. Ltd. (The)(b)	17,481
50,000	Fuji Heavy Industries Ltd.	201,352
19,000	Fuji Kyuko Co. Ltd.	81,406
14,900	Fuji Oil Co. Ltd.	147,750
5,700	FUJI SOFT, Inc.	80,898
36,000	Fujibo Holdings, Inc.	62,507
3,600	Fujicco Co. Ltd.	39,892
15,700	Fujikura Kasei Co. Ltd.	59,641
111,000	Fujikura Ltd.	383,170
13,000	Fujita Kanko, Inc.	54,919
30,000	Fujitec Co. Ltd.	118,749
5,400	Fujitsu Business Systems Ltd.	64,084
3,700	Fujitsu Frontech Ltd.	32,293
18,000	Fujitsu General Ltd.	51,499
23,000	Fujiya Co. Ltd.(b)	29,349
6,000	Fukuda Corp.(b)	8,183
42,000	Fukui Bank Ltd. (The)	131,680
78,000	Fukushima Bank Ltd. (The)(b)	40,502
69,000	Fukuyama Transporting Co. Ltd.	267,931
7,900	Funai Electric Co. Ltd.	224,668
3,000	Furukawa Battery Co. Ltd.	27,211
103,000	Furukawa Co. Ltd.	97,308
21,000	Furukawa-Sky Aluminum Corp.	35,432
5,300	Furusato Industries Ltd.	37,358
18,000	Fuso Pharmaceutical Industries Ltd.	47,505
16,200	Futaba Corp.	289,301
14,900	Futaba Industrial Co. Ltd.	67,150
7,900	Fuyo General Lease Co. Ltd.	132,865
35,000	Gakken Co. Ltd.	58,386
6,900	Gecoss Corp.	30,026
60	Geo Corp.	33,864
10,000	Glory Ltd.	183,512
6,600	GMO internet, Inc.	20,751
60,000	Godo Steel Ltd.	155,695
3,730	Goldcrest Co. Ltd.	85,510
33,000	Goldwin, Inc.(b)	53,833
101	Green Hospital Supply, Inc.	35,179
64,000	GS Yuasa Corp.	429,917
610	Gulliver International Co. Ltd.	12,041
22,000	Gun-Ei Chemical Industry Co. Ltd.	44,710
62,000	Gunma Bank Ltd. (The)	308,924
80,000	Gunze Ltd.	260,579
2,900	H.I.S. Co. Ltd.	45,777
46,000	H2O Retailing Corp.	291,584

22

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Shares		Value

JAPAN (continued)
6,040	Hakuhodo Dy Holdings, Inc.	$277,093
7,200	Hakuto Co. Ltd.	41,808
8,700	Hamamatsu Photonics KK	175,450
92,000	Hanwa Co. Ltd.	260,347
2,000	Happinet Corp.	22,662
2,500	Harashin Narus Holdings Co. Ltd.	22,561
114,500	Haseko Corp.(b)	72,145
30,000	Hazama Corp.	26,297
5,600	Heiwa Corp.	49,753
71,000	Heiwa Real Estate Co. Ltd.	184,012
11,800	Heiwado Co. Ltd.	131,772
10,000	Hibiya Engineering Ltd.	85,050
59,000	Higashi-Nippon Bank Ltd. (The)	148,466
73,000	Higo Bank Ltd. (The)	399,283
3,700	Hikari Tsushin, Inc.	75,723
108,000	Hino Motors Ltd.	310,646
28,000	Hiroshima Bank Ltd. (The)	106,156
4,000	Hisaka Works Ltd.	39,992
75,000	Hitachi Cable Ltd.	210,836
15,100	Hitachi Chemical Co. Ltd.	202,578
12,100	Hitachi High-Technologies Corp.	169,350
5,700	Hitachi Information Systems Ltd.	100,877
11,500	Hitachi Koki Co. Ltd.	98,252
24,000	Hitachi Kokusai Electric, Inc.	138,505
23,200	Hitachi Maxell Ltd.	224,289
8,000	Hitachi Medical Corp.	62,974
24,000	Hitachi Metals Ltd.	189,264
31,000	Hitachi Plant Technologies Ltd.	126,256
13,200	Hitachi Software Engineering Co. Ltd.	162,777
4,000	Hitachi Systems & Services Ltd.	41,834
4,500	Hitachi Tool Engineering Ltd.	27,548
13,000	Hitachi Transport System Ltd.	133,322
94,500	Hitachi Zosen Corp.(b)	97,611
12,000	Hodogaya Chemical Co. Ltd.	22,303
1,800	Hogy Medical Co. Ltd.	96,421
6,000	Hokkaido Coca-Cola Bottling Co. Ltd.	28,877
10,000	Hokkaido Gas Co. Ltd.	25,417
12,000	Hokkan Holdings Ltd.	27,185
105,000	Hokkoku Bank Ltd. (The)	355,574
69,000	Hokuetsu Bank Ltd. (The)	113,753
44,000	Hokuetsu Paper Mills Ltd.	193,542
12,000	Hokuriku Electric Industry Co. Ltd.	17,465
4,400	Hokuto Corp.	77,397
6,400	Horiba Ltd.	116,799
15,700	Hosiden Corp.	192,746
14,000	Hosokawa Micron Corp.	45,418
12,900	House Foods Corp.	175,391
41,000	Howa Machinery Ltd.(b)	24,139
84,000	Hyakugo Bank Ltd. (The)	424,430

Shares		Value

JAPAN (continued)
82,000	Hyakujushi Bank Ltd. (The)	$375,663
6,200	IBJ Leasing Co. Ltd.	63,768
1,000	Ichikoh Industries Ltd.	1,219
10,000	Ichiyoshi Securities Co. Ltd.	56,728
3,800	Icom, Inc.	77,382
5,000	Idec Corp.	28,124
4,700	Idemitsu Kosan Co. Ltd.	347,142
8,000	Ihara Chemical Industry Co. Ltd.	22,593
344,000	IHI Corp.(b)	522,595
13,000	Iino Kaiun Kaisha Ltd.	63,614
6,600	Imasen Electric Industrial	45,489
3,100	Inaba Denki Sangyo Co. Ltd.	65,981
4,400	Inaba Seisakusho Co. Ltd.	42,368
26,500	Inabata & Co. Ltd.	71,292
8,000	Inageya Co. Ltd.	74,226
14,100	Ines Corp.	75,089
3,000	Information Services International-Dentsu Ltd.	15,185
4,000	Inui Steamship Co. Ltd.	26,282
1,451	Invoice, Inc.(b)	7,845
4,000	Ise Chemical Corp.	16,220
41,000	Iseki & Co. Ltd.(b)	104,312
104,000	Ishihara Sangyo Kaisha Ltd.(b)	77,889
2,000	Ishii Hyoki Co. Ltd.	28,907
421,000	Isuzu Motors Ltd.	702,818
11,610	IT Holdings Corp.	141,052
8,100	Ito En Ltd.	99,182
18,000	Itochu Enex Co. Ltd.	99,534
5,500	Itochu Techno-Science Corp.	125,071
2,300	Itochu-Shokuhin Co. Ltd.	73,314
52,000	Itoham Foods, Inc.	158,444
15,300	Itoki Corp.	39,046
35,000	Iwasaki Electric Co. Ltd.(b)	62,837
40,000	IWATANI Corp.	90,830
27,000	Iwatsu Electric Co. Ltd.(b)	24,466
5,600	Izumi Co. Ltd.	64,301
35,000	Izumiya Co. Ltd.	181,218
46,000	Izutsuya Co. Ltd.(b)	27,200
169,000	J. Front Retailing Co. Ltd.	694,179
2,200	Jalux, Inc.	27,736
4,000	Jamco Corp.	16,964
91,000	Janome Sewing Machine Co. Ltd.(b)	48,259
8,800	Japan Airport Terminal Co. Ltd.	88,449
17,000	Japan Aviation Electronics Industry Ltd.	89,874
3,300	Japan Cash Machine Co. Ltd.	27,545
9,200	Japan Digital Laboratory Co. Ltd.	82,564
10	Japan Hotel and Resort, Inc.	13,702
1,800	Japan Petroleum Exploration Co.	71,051
41,000	Japan Pulp & Paper Co. Ltd.	108,920
21,000	Japan Radio Co. Ltd.	43,924

23

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Shares		Value

JAPAN (continued)
14	Japan Rental Housing Investments, Inc.	$11,136
27,000	Japan Transcity Corp.	71,131
8,000	Japan Vilene Co. Ltd.	35,712
27,000	Japan Wool Textile Co. Ltd. (The)	158,270
5,000	Jastec Co. Ltd.	23,002
5,000	JBCC Holdings, Inc.	26,781
15,000	Jeol Ltd.	40,084
33,000	JFE Shoji Holdings, Inc.	93,623
16,000	JMS Co. Ltd.	58,108
14,000	Joban Kosan Co. Ltd.	21,324
29,000	J-Oil Mills, Inc.	78,135
26,400	Joint Corp.(b)	40,032
18,000	Joshin Denki Co. Ltd.	96,564
12,800	JSP Corp.	66,987
64,000	JTEKT Corp.	617,285
56,000	Juki Corp.	67,413
112,000	Juroku Bank Ltd. (The)	378,619
135,000	JVC KENWOOD Holdings, Inc.(b)	79,978
40	kabu.Com Securities Co. Ltd.	41,435
2,000	Kabuki-Za Co. Ltd.	80,295
4,600	Kadokawa Group Holdings, Inc.	88,330
10,800	Kaga Electronics Co. Ltd.	97,993
30,000	Kagawa Bank Ltd. (The)	126,464
10,700	Kagome Co. Ltd.	162,482
64,000	Kagoshima Bank Ltd. (The)	428,907
34	Kakaku.Com, Inc.	116,367
19,000	Kaken Pharmaceutical Co. Ltd.	158,185
5,000	Kameda Seika Co. Ltd.	71,114
7,000	Kamei Corp.	30,768
78,000	Kamigumi Co. Ltd.	500,986
6,000	Kanaden Corp.	26,570
14,000	Kanagawa Chuo Kotsu Co. Ltd.	74,662
9,000	Kanamoto Co. Ltd.	32,817
19,000	Kandenko Co. Ltd.	121,139
87,000	Kaneka Corp.	504,503
120,000	Kanematsu Corp.(b)	94,183
3,900	Kanematsu Electronics Ltd.	25,780
39,000	Kansai Paint Co. Ltd.	208,278
14,600	Kanto Auto Works Ltd.	158,950
10,000	Kanto Denka Kogyo Co. Ltd.	34,960
15,000	Kanto Natural Gas Development Ltd.	78,631
27,900	Kanto Tsukuba Bank Ltd. (The)(b)	117,416
15,000	Kasumi Co. Ltd.	61,489
9,000	Katakura Industries Co. Ltd.	73,014
5,000	Kato Sangyo Co. Ltd.	69,492
28,000	Kato Works Co. Ltd.	51,246
32,000	Kawai Musical Instruments Manufacturing Co. Ltd.	26,093
8,000	Kawasaki Kinkai Kisen Kaisha	22,526

Shares		Value

JAPAN (continued)
29,000	Kawashima Selkon Textiles Co. Ltd.(b)	$28,249
72,000	Kayaba Industry Co. Ltd.	130,810
12,000	Keihin Co. Ltd. (The)(b)	15,015
15,000	Keihin Corp.	190,467
33,000	Keisei Electric Railway Co. Ltd.	156,906
88,000	Keiyo Bank Ltd. (The)	327,621
7,900	Keiyo Co. Ltd.	35,594
242	Kenedix, Inc.(b)	37,449
2,000	Kentucky Fried Chicken Japan Ltd.	34,790
2,900	KEY Coffee, Inc.	43,698
25,700	Kikkoman Corp.	229,083
1,200	Kimura Chemical Plants Co. Ltd.	9,770
35,000	Kinden Corp.	292,012
29,000	Kinki Nippon Tourist Co. Ltd.(b)	29,228
4,000	Kinki Sharyo Co. Ltd.	23,044
2,900	Kintetsu World Express, Inc.	58,850
7,000	Kishu Paper Co. Ltd.(b)	5,705
2,600	Kisoji Co. Ltd.	48,026
7,000	Kissei Pharmaceutical Co. Ltd.	135,296
41,000	Kitagawa Iron Works Co. Ltd.	44,493
3,100	Kita-Nippon Bank Ltd. (The)	79,493
33,000	Kitz Corp.	102,942
126,000	Kiyo Holdings, Inc.	151,256
16,000	Koa Corp.	95,545
9,000	Koatsu Gas Kogyo Co. Ltd.	42,139
4,100	Kobayashi Pharmaceutical Co. Ltd.	133,363
13,200	Kohnan Shoji Co. Ltd.	115,908
13,000	Koike Sanso Kogyo Co. Ltd.	28,848
25,000	Koito Manufacturing Co. Ltd.	227,960
11,500	Kojima Co. Ltd.	40,520
38,100	Kokuyo Co. Ltd.	281,500
5,000	Komai Tekko, Inc.	10,909
8,000	Komatsu Seiren Co. Ltd.	30,357
2,600	Komatsu Wall Industry Co. Ltd.	27,310
4,200	Komeri Co. Ltd.	88,479
28,400	Komori Corp.	266,558
3,410	Konaka Co. Ltd.	7,813
3,900	Konishi Co.Ltd.	30,023
5,100	Kose Corp.	102,700
26,000	Krosaki Harima Corp.	49,573
3,000	KRS Corp.	28,583
8,440	K’s Holdings Corp.	152,122
20,000	Kumagai Gumi Co. Ltd.(b)	11,431
23,000	Kumiai Chemical Industry Co. Ltd.	72,473
87,000	Kurabo Industries Ltd.	169,769
34,000	KUREHA Corp.	144,822
17,000	Kurimoto Ltd.(b)	14,188
13,000	Kuroda Electric Co. Ltd.	88,886
39,000	Kyodo Printing Co. Ltd.	84,255
19,000	Kyodo Shiryo Co. Ltd.	19,507

24

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Shares		Value

JAPAN (continued)
3,400	Kyoei Steel Ltd.	$67,840
17,200	Kyokuto Kaihatsu Kogyo Co. Ltd.	72,808
18,000	Kyokuyo Co. Ltd.	33,908
8,000	Kyorin Co. Ltd.	92,624
2,400	Kyoritsu Maintenance Co. Ltd.	36,932
22,000	Kyosan Electric Manufacturing Co. Ltd.	72,543
16,000	Kyowa Exeo Corp.	125,300
14,000	Kyudenko Corp.	87,051
19	LaSalle Japan REIT, Inc.	22,564
33,200	Leopalace21 Corp.	243,200
8,500	Life Corp.	137,970
11,600	Lintec Corp.	159,548
29,000	Lion Corp.	132,620
4,300	Mabuchi Motor Co. Ltd.	194,787
4,500	Macnica, Inc.	50,356
63,000	Maeda Corp.	203,045
22,000	Maeda Road Construction Co. Ltd.	183,326
6,200	Maezawa Kasei Industries Co. Ltd.	56,169
2,600	Maezawa Kyuso Industries Co. Ltd.	42,952
54,000	Makino Milling Machine Co. Ltd.	166,396
3,300	Mandom Corp.	59,392
2,900	Mars Engineering Corp.	81,233
13,800	Marubun Corp.	34,881
59,000	Marudai Food Co. Ltd.	131,157
27,000	Maruetsu, Inc. (The)	114,982
69,910	Maruha Nichiro Holdings, Inc.	92,158
115,500	Marui Group Co. Ltd.	638,868
5,500	Maruichi Steel Tube Ltd.	111,239
14,000	Marusan Securities Co. Ltd.	79,081
3,400	Maruwa Co. Ltd.	37,584
24,000	Maruyama Manufacturing Co., Inc.	43,774
17,000	Maruzen Co. Ltd.(b)	14,353
32,000	Maruzen Showa Unyu Co. Ltd.	84,428
6,300	Maspro Denkoh Corp.	56,865
2,200	Matsuda Sangyo Co. Ltd.	21,493
16,600	Matsui Securities Co. Ltd.	117,675
8,000	Matsuya Co. Ltd.	98,241
2,800	Matsuya Foods Co. Ltd.	36,952
8,000	Max Co. Ltd.	86,829
2,000	Maxvalu Tokai Co. Ltd.	20,839
305,000	Mazda Motor Corp.	759,517
2,800	MEC Co. Ltd.	10,402
3,500	Megachips Corp.	48,876
41,000	Meidensha Corp.	110,781
1,300	MEIJI Holdings Co. Ltd.(b)	39,678
4,900	Meitec Corp.	66,361
5,000	Meito Sangyo Co. Ltd.	69,234
10,000	Meiwa Estate Co. Ltd.(b)	33,717
3,000	Melco Holdings, Inc.	35,965

Shares		Value

JAPAN (continued)
31,000	Mercian Corp.	$53,715
51,000	Michinoku Bank Ltd. (The)	123,542
13,600	Mikuni Coca-Cola Bottling Co. Ltd.	103,898
1,680	Milbon Co. Ltd.	34,174
5,500	Mimasu Semiconductor Industry Co. Ltd.	63,124
75,000	Minato Bank Ltd. (The)(b)	97,296
35,000	Minebea Co. Ltd.	135,650
2,200	Ministop Co. Ltd.	31,236
7,200	Miraca Holdings, Inc.	146,952
4,000	Misawa Homes Co. Ltd.(b)	12,058
7,600	MISUMI Group, Inc.	102,615
13,000	Mito Securities Co. Ltd.	26,922
19,000	Mitsuba Corp.(b)	57,264
33,000	Mitsubishi Cable Industries Ltd.(b)	28,158
672	Mitsubishi Estate Co. Ltd.	8,784
101,000	Mitsubishi Gas Chemical Co. Inc.	471,981
16,000	Mitsubishi Kakoki Kaisha Ltd.	37,584
20,000	Mitsubishi Logistics Corp.	190,728
69,000	Mitsubishi Paper Mills Ltd.	102,539
6,000	Mitsubishi Pencil Co. Ltd.	62,361
141,000	Mitsubishi Rayon Co. Ltd.	293,547
47,000	Mitsubishi Steel Manufacturing Co. Ltd.	98,812
23,000	Mitsuboshi Belting Co. Ltd.	88,216
211,000	Mitsui Chemicals, Inc.	630,153
102,000	Mitsui Engineering & Shipbuilding Co. Ltd.	208,896
9,400	Mitsui High-Tec, Inc.	75,638
15,000	Mitsui Home Co. Ltd.	67,022
510	Mitsui Knowledge Industry Co. Ltd.	72,665
18,000	Mitsui Matsushima Co. Ltd.	19,762
230,000	Mitsui Mining & Smelting Co. Ltd.(b)	455,322
21,000	Mitsui Sugar Co. Ltd.	56,413
25,000	Mitsui-Soko Co. Ltd.	87,987
21,100	Mitsumi Electric Co. Ltd.	350,445
6,000	Mitsumura Printing Co. Ltd.	19,371
14,000	Mitsuuroko Co. Ltd.	81,375
6,100	Miura Co. Ltd.	133,889
27,000	Miyazaki Bank Ltd. (The)	105,855
34,000	Miyoshi Oil & Fat Co. Ltd.	45,235
38,000	Mizuho Investors Securities Co. Ltd.(b)	36,110
30,000	Mizuno Corp.	117,802
14,000	Mochida Pharmaceutical Co. Ltd.	129,924
4,700	Modec, Inc.	67,452
167	Monex Group, Inc.	51,293
30,100	Mori Seiki Co. Ltd.	290,355
43,000	Morinaga & Co. Ltd.	82,827
56,000	Morinaga Milk Industry Co. Ltd.	172,348
8,000	Morita Holdings Corp.	26,904

25

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Shares		Value

JAPAN (continued)
12,000	Mory Industries, Inc.	$24,480
8,000	MOS Food Services, Inc.	122,993
4,200	Moshi Moshi Hotline, Inc.	71,924
7,000	Mr Max Corp.	30,363
10,900	Musashino Bank Ltd. (The)	300,031
26,000	Mutoh Holdings Co. Ltd.(b)	41,301
6,400	Mutow Co. Ltd.	27,711
11,000	Nabtesco Corp.	89,410
57,000	Nachi-Fujikoshi Corp.	103,454
30,000	Nagano Bank Ltd. (The)	78,874
50,000	Nagase & Co. Ltd.	383,040
7,000	Nagatanien Co. Ltd.	57,937
18,000	Nagoya Railroad Co. Ltd.	54,397
14,000	Nakabayashi Co. Ltd.	27,931
9,000	Nakamuraya Co. Ltd.	42,753
40,000	Nakayama Steel Works Ltd.	94,431
29,000	Namco Bandai Holdings, Inc.	288,557
46,000	Nankai Electric Railway Co. Ltd.	203,765
44,000	Nanto Bank Ltd. (The)	233,793
8,900	NEC Capital Solutions Ltd.	72,816
17,600	NEC Electronics Corp.(b)	185,534
3,900	NEC Fielding Ltd.	40,188
4,200	NEC Mobiling Ltd.	65,626
8,200	NEC Networks & System Integration Corp.	77,702
12,000	NEC Tokin Corp.(b)	25,977
43	NET One Systems Co. Ltd.	54,181
13,600	Neturen Co. Ltd.	103,249
5,000	New Japan Radio Co. Ltd.	12,997
45,000	NGK Spark Plug Co. Ltd.	434,170
61,000	NHK Spring Co. Ltd.	281,982
41,000	Nice Holdings, Inc.	61,303
9,000	Nichia Steel Works Ltd.	23,417
31,000	Nichias Corp.	69,647
27,100	Nichicon Corp.	260,051
11,000	Nichiha Corp.	61,025
8,000	Nichii Gakkan Co.	68,280
58,000	Nichirei Corp.	202,955
9,000	Nichireki Co. Ltd.	26,659
3,100	Nidec Copal Corp.	20,152
9,000	Nidec Sankyo Corp.	34,172
2,800	Nidec Tosok Corp.	20,636
13,600	Nifco, Inc.	180,387
4,400	Nihon Dempa Kogyo Co. Ltd.	71,680
2,200	Nihon Eslead Corp.	7,713
8,000	Nihon Kohden Corp.	87,684
10,000	Nihon Nohyaku Co. Ltd.	71,179
11,000	Nihon Parkerizing Co. Ltd.	91,704
12,600	Nihon Unisys Ltd.	79,196
46,000	Nihon Yamamura Glass Co. Ltd.	89,523
8,000	Nikkiso Co. Ltd.	45,226
24,000	Nippo Corp.	180,379
50,000	Nippon Beet Sugar Manufacturing Co. Ltd.	111,203

Shares		Value

JAPAN (continued)
21,000	Nippon Carbon Co. Ltd.	$49,944
6,200	Nippon Ceramic Co. Ltd.	62,409
39,000	Nippon Chemical Industrial Co. Ltd.	73,451
42,000	Nippon Chemi-Con Corp.	104,339
7,000	Nippon Chemiphar Co. Ltd.	19,997
30,000	Nippon Coke & Engineering Co. Ltd.	32,171
13,000	Nippon Denko Co. Ltd.	55,425
8,000	Nippon Densetsu Kogyo Co. Ltd.	68,310
10,000	Nippon Denwa Shisetsu Co. Ltd.	27,525
6,300	Nippon Fine Chemical Co. Ltd.	32,469
27,000	Nippon Flour Mills Co. Ltd.	104,275
26,000	Nippon Formula Feed Manufacturing Co. Ltd.(b)	25,890
8,000	Nippon Gas Co. Ltd.	109,697
3,400	Nippon Kanzai Co. Ltd.	43,773
15,000	Nippon Kasei Chemical Co. Ltd.	21,432
40,000	Nippon Kayaku Co. Ltd.	215,508
44,000	Nippon Kinzoku Co. Ltd.	62,853
31,000	Nippon Koei Co. Ltd.	72,394
27,000	Nippon Konpo Unyu Soko Co. Ltd.	222,053
26,000	Nippon Koshuha Steel Co. Ltd.	25,495
233,000	Nippon Light Metal Co. Ltd.(b)	208,800
64,000	Nippon Metal Industry Co. Ltd.	98,132
47,000	Nippon Paint Co. Ltd.	172,712
247	Nippon Parking Development Co. Ltd.	9,003
8,000	Nippon Pillar Packing Co. Ltd.	24,787
46,000	Nippon Piston Ring Co. Ltd.(b)	45,260
37,000	Nippon Road Co. Ltd. (The)	98,054
10,000	Nippon Seiki Co. Ltd.	90,196
2,000	Nippon Sharyo Ltd.	9,101
236,000	Nippon Sheet Glass Co. Ltd.	668,658
13,000	Nippon Shinyaku Co. Ltd.	116,051
39,000	Nippon Shokubai Co. Ltd.	239,166
14,000	Nippon Signal Co. Ltd. (The)	84,694
52,000	Nippon Soda Co. Ltd.	170,627
20,000	Nippon Steel Trading Co. Ltd.	27,155
63,700	Nippon Suisan Kaisha Ltd.	182,280
26,000	Nippon Synthetic Chemical Industry Co. Ltd. (The)	90,627
32,000	Nippon Thompson Co. Ltd.	138,349
11,000	Nippon Valqua Industries Ltd.	22,854
50,500	Nippon Yakin Kogyo Co. Ltd.	174,493
12,000	Nipro Corp.	174,981
79,000	Nishimatsu Construction Co. Ltd.	68,066
11,400	Nishimatsuya Chain Co. Ltd.	91,439
258,000	Nishi-Nippon City Bank Ltd. (The)	520,114
40,000	Nishi-Nippon Railroad Co. Ltd.	146,473
18,000	Nissan Chemical Industries Ltd.	150,125

26

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Shares		Value

JAPAN (continued)
34,000	Nissan Shatai Co. Ltd.	$214,494
28,000	Nissay Dowa General Insurance Co. Ltd.	120,743
6,800	Nissei Corp.	44,873
7,900	Nissen Holdings Co. Ltd.	30,320
3,400	Nissha Printing Co. Ltd.	99,155
1,300	Nisshin Fudosan Co. Ltd.	2,652
42,000	Nisshin Oillio Group Ltd. (The)	165,991
248,000	Nisshin Steel Co. Ltd.	478,492
34,000	Nisshinbo Industries, Inc.	358,605
39,000	Nissin Corp.	70,555
17,000	Nissin Electric Co. Ltd.	66,079
13,900	Nissin Kogyo Co. Ltd.	158,612
8,900	Nitta Corp.	102,285
19,000	Nittetsu Mining Co. Ltd.	64,964
85,000	Nitto Boseki Co. Ltd.	163,120
13,000	Nitto Kogyo Corp.	107,892
4,400	Nitto Kohki Co. Ltd.	76,720
6,000	Nitto Seiko Co. Ltd.	14,964
60,000	NOF Corp.	222,042
4,000	Nohmi Bosai Ltd.	29,824
37,200	NOK Corp.	433,032
23,000	Nomura Co. Ltd.	54,026
9	Nomura Real Estate Residential Fund, Inc. REIT	34,922
58,000	Noritake Co. Ltd.	163,583
9,600	Noritsu Koki Co. Ltd.	73,469
9,000	Noritz Corp.	113,838
3,700	NS Solutions Corp.	43,114
10,600	NSD Co. Ltd.	83,426
115,000	NSK Ltd.	511,876
141,000	NTN Corp.	469,596
960	Obic Co. Ltd.	130,322
15,000	Oenon Holdings, Inc.	28,896
51,000	Ogaki Kyoritsu Bank Ltd. (The)	224,738
3,600	Ohara, Inc.	43,630
4,838	Oiles Corp.	55,934
47,000	Oita Bank Ltd. (The)	241,969
17,800	Okabe Co. Ltd.	67,385
13,000	Okamoto Industries, Inc.	43,621
24,000	Okamura Corp.	117,261
48,000	Okasan Securities Group, Inc.	180,488
135,000	Oki Electric Industry Co. Ltd.(b)	126,620
2,860	Okinawa Electric Power Co., Inc. (The)	136,003
32,000	OKK Corp.	27,380
55,000	OKUMA Corp.	241,978
56,000	Okumura Corp.	210,401
17,000	Okura Industrial Co. Ltd.(b)	42,659
9,000	Okuwa Co. Ltd.	97,496
3,700	Olympic Corp.	22,963
36,050	OMC Card, Inc.(b)	64,528
7,000	ONO Sokki Co. Ltd.	25,613
7,000	Onoken Co. Ltd.	52,176
59,000	Onward Holdings Co. Ltd.	356,928

Shares		Value

JAPAN (continued)
10,000	Organo Corp.	$71,309
15,000	Origin Electric Co. Ltd.	38,408
7,100	Osaka Steel Co. Ltd.	113,893
1,300	OSAKA Titanium Technologies Co.	39,307
6,000	Osaki Electric Co. Ltd.	49,807
10,600	OSG Corp.	66,732
2,100	Otsuka Corp.	78,104
7,100	Oyo Corp.	72,189
86	Pacific Golf Group International Holdings KK	35,822
19,000	Pacific Industrial Co. Ltd.	55,305
9,000	Pacific Metals Co. Ltd.	57,790
1,900	Pack Corp. (The)	24,205
17,000	PanaHome Corp.	94,201
7,700	Paramount Bed Co. Ltd.	101,719
16,300	Parco Co. Ltd.	110,921
4,600	Paris Miki, Inc.	42,702
13,000	Park24 Co. Ltd.	100,331
27	Pasona Group, Inc.	12,231
109,000	Penta-Ocean Construction Co. Ltd.(b)	129,518
2,900	Pigeon Corp.	72,574
19	Pilot Corp.	20,308
2,400	Piolax, Inc.	29,775
45,500	Pioneer Corp.(b)	145,684
57,000	Press Kogyo Co. Ltd.	99,698
38,000	Prima Meat Packers Ltd.	43,895
3,300	Pronexus, Inc.	20,027
17,000	PS Mitsubishi Construction Co. Ltd.(b)	42,119
14,500	QP Corp.	141,482
27,500	Raito Kogyo Co. Ltd.	62,656
31,000	Rasa Industries Ltd.(b)	37,575
25,000	Rengo Co. Ltd.	124,878
28,300	Renown, Inc.(b)	40,644
10,000	Resort Solution Co. Ltd.	17,052
6,192	Resorttrust, Inc.	59,870
30,000	Rhythm Watch Co. Ltd.(b)	26,561
5,400	Ricoh Leasing Co. Ltd.	79,958
5,000	Right On Co. Ltd.	34,492
31,000	Riken Corp.	81,638
4,500	Riken Keiki Co. Ltd.	24,330
9,000	Riken Technos Corp.	15,365
2,600	Riken Vitamin Co. Ltd.	65,965
3,700	Ringer Hut Co. Ltd.(b)	43,112
5,200	Rinnai Corp.	181,317
73	Risa Partners, Inc.	33,974
2,400	Rock Field Co. Ltd.	28,099
18,000	Rohto Pharmaceutical Co. Ltd.	163,124
9,300	Roland Corp.	111,549
2,200	Roland DG Corp.	29,686
13,400	Round One Corp.	99,001
6,000	Royal Holdings Co. Ltd.	61,626
61,000	Ryobi Ltd.	142,175
23,000	Ryoden Trading Co. Ltd.	92,662

27

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Shares		Value

JAPAN (continued)
3,400	Ryohin Keikaku Co. Ltd.	$129,909
11,900	Ryosan Co. Ltd.	251,001
3,300	Ryoshoku Ltd.	67,382
10,100	Ryoyo Electro Corp.	81,055
5,000	S Foods, Inc.	37,616
119,000	S Science Co. Ltd.(b)	2,421
4,000	Sagami Chain Co. Ltd.(b)	35,310
39,000	Sagami Railway Co. Ltd.	158,861
65,000	Saibu Gas Co. Ltd.	160,123
5,000	Saizeriya Co. Ltd.	56,767
44,000	Sakai Chemical Industry Co. Ltd.	131,757
25,000	Sakata INX Corp.	67,959
9,300	Sakata Seed Corp.	121,728
24,000	San-Ai Oil Co. Ltd.	90,280
41,000	Sanden Corp.(b)	92,427
7,500	Sanei-International Co. Ltd.	47,178
70,000	San-In Godo Bank Ltd. (The)	542,366
9,000	Sankei Building Co. Ltd. (The)	40,450
55,000	Sanken Electric Co. Ltd.	172,179
23,000	Sanki Engineering Co. Ltd.	155,163
10,000	Sankyo Seiko Co. Ltd.	15,475
114,000	Sankyo-Tateyama Holdings, Inc.	80,066
23,000	Sankyu, Inc.	67,547
20,600	Sanoh Industrial Co. Ltd.	83,624
9,400	Sanrio Co. Ltd.	69,890
14,200	Sanshin Electronics Co. Ltd.	87,812
2,800	Santen Pharmaceutical Co. Ltd.	79,079
67,000	Sanwa Holdings Corp.	185,158
25,000	Sanyo Chemical Industries Ltd.	116,319
9,000	Sanyo Denki Co. Ltd.	22,375
40,000	Sanyo Shokai Ltd.	130,207
33,000	Sanyo Special Steel Co. Ltd.	117,330
141,500	Sapporo Hokuyo Holdings, Inc.(b)	408,841
35,000	Sapporo Holdings Ltd.	145,817
18,000	Sasebo Heavy Industries Co. Ltd.	36,474
8,200	Sato Corp.	73,020
4,600	Sato Shoji Corp.	24,028
3,000	Satori Electric Co. Ltd.	13,565
11,000	SAXA Holdings, Inc.(b)	13,285
5,554	SBI Holdings, Inc.	663,549
1,600	Secom Joshinetsu Co. Ltd.	25,500
2,500	Secom Techno Service Co. Ltd.	52,544
28,600	Sega Sammy Holdings, Inc.	258,895
13,000	Seika Corp.	26,570
5,600	Seikagaku Corp.	53,403
36,000	Seiko Holdings Corp.	75,634
67,000	Seino Holdings Corp.	365,357
23,000	Seiren Co. Ltd.	107,283
13,000	Sekisui Jushi Corp.	86,209
29,000	Sekisui Plastics Co. Ltd.	81,507
29,000	Senko Co. Ltd.	77,003
13,400	Senshukai Co. Ltd.	85,794

Shares		Value

JAPAN (continued)
5,000	Shibaura Mechatronics Corp.	$21,156
13,000	Shibusawa Warehouse Co. Ltd. (The)	48,412
5,100	Shibuya Kogyo Co. Ltd.	41,236
83,000	Shiga Bank Ltd. (The)	447,816
61,000	Shikibo Ltd.	138,898
40,000	Shikoku Bank Ltd. (The)	143,776
15,000	Shikoku Chemicals Corp.	48,709
9,400	Shikoku Coca-Cola Bottling Co. Ltd.	75,190
3,600	Shima Seiki Manufacturing Ltd.	78,733
19,300	Shimachu Co. Ltd.	337,246
32,000	Shimadzu Corp.	195,606
3,000	Shimizu Bank Ltd. (The)	117,919
7,200	Shin Nippon Air Technologies Co. Ltd.	55,833
31,000	Shinagawa Refractories Co. Ltd.	57,949
29,000	Shindengen Electric Manufacturing Co. Ltd.	52,274
21,100	Shin-Etsu Polymer Co. Ltd.	110,502
8,200	Shinkawa Ltd.	100,212
9,000	Shin-Keisei Electric Railway Co. Ltd.	30,893
22,000	Shinko Electric Co. Ltd.	47,200
12,000	Shinko Electric Industries Co. Ltd.	118,323
5,000	Shinko Plantech Co. Ltd.	33,268
137,000	Shinko Securities Co. Ltd.	319,442
8,000	Shinko Shoji Co. Ltd.	51,863
8,000	Shin-Kobe Electric Machinery Co. Ltd.	63,228
41,000	Shinmaywa Industries Ltd.	117,457
16,000	Shinsho Corp.	24,849
27,000	Shinwa Kaiun Kaisha Ltd.	69,017
15,000	Shiroki Corp.	28,295
10,000	Shizuoka Gas Co. Ltd.	55,928
4,900	SHO-BOND Holdings Co. Ltd.	88,099
18,000	Shochiku Co. Ltd.	124,229
5,000	Showa Aircraft Industry Co. Ltd.	19,024
15,100	Showa Corp.	71,546
309,000	Showa Denko KK	465,508
32,000	Showa Sangyo Co. Ltd.	86,526
11,600	Siix Corp.	41,634
11,000	Sinanen Co. Ltd.	52,397
22,300	Sintokogio Ltd.	144,102
231	SKY Perfect JSAT Holdings, Inc.	83,411
32,000	SMK Corp.	102,919
33,000	Snow Brand Milk Products Co. Ltd.	82,366
8,000	Sodick Co. Ltd.	18,525
1,200	Sogo Medical Co. Ltd.	24,231
19,500	Sohgo Security Services Co. Ltd.	175,763
534,500	Sojitz Corp.	828,338
14	So-Net Entertainment Corp.	32,707
9,400	Sorun Corp.	37,636

28

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Shares		Value

JAPAN (continued)
2,500	SRA Holdings, Inc.	$15,383
35	SRI Sports Ltd.	25,157
16,000	SSP Co. Ltd.	79,456
5,000	ST Corp.	45,830
1,000	St. Marc Holdings Co. Ltd.	25,268
21,900	Stanley Electric Co. Ltd.	310,997
11,000	Star Micronics Co. Ltd.	89,623
13,000	Starzen Co. Ltd.	27,827
2,000	Stella Chemifa Corp.	42,998
4,200	Sugi Holdings Co. Ltd.	79,322
2,900	Sugimoto & Co. Ltd.	24,228
8,100	Sumida Corp.	39,646
37,000	Sumikin Bussan Corp.	75,725
12,000	Suminoe Textile Co. Ltd.	15,457
5,600	Sumiseki Holdings, Inc.(b)	5,231
8,800	Sumisho Computer Systems Corp.	103,106
76,000	Sumitomo Bakelite Co. Ltd.	301,647
12,300	Sumitomo Densetsu Co. Ltd.	59,504
48,700	Sumitomo Forestry Co. Ltd.	329,910
150,000	Sumitomo Heavy Industries Ltd.	623,780
97,000	Sumitomo Light Metal Industries Ltd.(b)	90,798
37,800	Sumitomo Mitsui Construction Co. Ltd.(b)	29,173
97,000	Sumitomo Osaka Cement Co. Ltd.	217,993
12,300	Sumitomo Pipe & Tube Co. Ltd.	64,975
7,000	Sumitomo Precision Products Co. Ltd.	27,627
1,370	Sumitomo Real Estate Sales Co. Ltd.	50,281
32,500	Sumitomo Rubber Industries, Inc.	224,009
13,000	Sumitomo Seika Chemicals Co. Ltd.	35,843
56,000	Sumitomo Warehouse Co. Ltd. (The)	201,198
4,400	Sundrug Co. Ltd.	68,077
10,500	Sunx Ltd.	28,721
21,000	Suruga Bank Ltd.	180,050
10,900	Suzuken Co. Ltd.	269,289
102,000	SWCC Showa Holdings Co. Ltd.(b)	71,574
4,100	Sysmex Corp.	123,526
6,800	T. Hasegawa Co. Ltd.	70,544
13,000	T. RAD Co. Ltd.	20,606
5,000	Tachibana Eletech Co. Ltd.	34,429
9,800	Tachi-S Co. Ltd.	63,021
38,000	Tadano Ltd.	166,954
8,000	Taihei Dengyo Kaisha Ltd.	69,929
22,000	Taihei Kogyo Co. Ltd.	72,215
262,000	Taiheiyo Cement Corp.	459,974
9,900	Taiho Kogyo Co. Ltd.	69,289
9,400	Taikisha Ltd.	107,203

Shares		Value

JAPAN (continued)
250,000	Taisei Corp.	$543,517
23,000	Taisei Rotec Corp.	33,661
45,000	Taiyo Yuden Co. Ltd.	346,063
7,000	Takagi Securities Co. Ltd.	8,797
6,600	Takamatsu Construction Group Co. Ltd.	88,688
6,500	Takano Co. Ltd.	36,948
23,000	Takara Holdings, Inc.	112,483
3,800	Takara Printing Co. Ltd.	34,604
31,000	Takara Standard Co. Ltd.	177,466
16,000	Takasago International Corp.	76,705
21,000	Takasago Thermal Engineering Co. Ltd.	161,943
78,000	Takashimaya Co. Ltd.	486,923
10,600	Takata Corp.	123,306
11,000	Takiron Co. Ltd.	27,350
31,000	Takuma Co. Ltd.(b)	47,644
37,000	Tamura Corp.	73,128
14,000	Tatsuta Electric Wire and Cable Co. Ltd.	30,936
13,000	TCM Corp.(b)	16,732
27,000	Teac Corp.(b)	12,070
11,170	Tecmo Koei Holdings Co. Ltd.(b)	75,773
294,000	Teijin Ltd.	753,868
800	Teikoku Electric Manufacturing Co. Ltd.	11,159
9,800	Teikoku Piston Ring Co. Ltd.	42,907
8,000	Teikoku Tsushin Kogyo Co. Ltd.	16,062
72,000	Tekken Corp.(b)	75,207
8,300	Tenma Corp.	78,336
26	T-GAIA Corp.	31,752
21,400	THK Co. Ltd.	296,790
5,600	TKC Corp.	101,900
78,000	Toa Corp.	93,866
18,000	Toa Road Corp.	34,238
82,000	Toagosei Co. Ltd.	204,345
13,000	Tobu Store Co. Ltd.	38,983
31,400	TOC Co. Ltd.	104,241
3,000	Tocalo Co. Ltd.	31,653
41,000	Tochigi Bank Ltd. (The)	189,696
96,000	Toda Corp.	314,449
15,000	Toda Kogyo Corp.	56,899
21,000	Toei Co. Ltd.	92,303
16,000	Toenec Corp.	73,957
62,000	Toho Bank Ltd. (The)	226,339
9,000	Toho Real Estate Co. Ltd.	43,701
2,100	Toho Titanium Co. Ltd.	30,071
37,000	Toho Zinc Co. Ltd.	123,206
13,000	Tohoku Bank Ltd. (The)	19,664
49,000	Tokai Carbon Co. Ltd.	219,742
13,000	Tokai Corp.	44,505
16,800	Tokai Rika Co. Ltd.	220,687
16,500	Tokai Rubber Industries, Inc.	144,784
83,000	Tokai Tokyo Securities Co. Ltd.	183,957

29

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Shares		Value

JAPAN (continued)
39,000	Toko, Inc.(b)	$45,676
27,000	Tokushima Bank Ltd. (The)	134,436
31,840	Tokushu Tokai Holdings Co. Ltd.	76,830
58,000	Tokuyama Corp.	345,864
12,000	Tokyo Dome Corp.	34,241
15	Tokyo Electron Device Ltd.	16,519
16,000	Tokyo Energy & Systems, Inc.	115,402
26,000	Tokyo Keiki, Inc.	32,102
14,000	Tokyo Kikai Seisakusho Ltd.	24,016
18,800	Tokyo Ohka Kogyo Co. Ltd.	318,072
11,000	Tokyo Rakutenchi Co. Ltd.	42,201
21,000	Tokyo Rope Manufacturing Co. Ltd.	55,689
11,900	Tokyo Seimitsu Co. Ltd.	137,751
39,400	Tokyo Steel Manufacturing Co. Ltd.	403,547
30,000	Tokyo Style Co. Ltd.	221,203
88,000	Tokyo Tatemono Co. Ltd.	298,862
12,000	Tokyo Tekko Co. Ltd.	34,369
12,000	Tokyo Tomin Bank Ltd. (The)	167,708
34,000	Tokyotokeiba Co. Ltd.	45,645
2,300	Tokyu Community Corp.	35,626
10,980	Tokyu Construction Co. Ltd.(b)	29,826
64,000	Tokyu Land Corp.	214,173
3,900	Tokyu Livable, Inc.	23,396
12,000	Toli Corp.	20,207
18,000	Tomato Bank Ltd.	43,412
3,500	Tomen Electronics Corp.	33,612
14,800	Tomoe Corp.	31,192
15,000	Tomoku Co. Ltd.	26,847
8,436	Tomy Co. Ltd.	34,255
17,000	Tonami Holdings Co. Ltd.	39,854
22,100	Topcon Corp.	103,846
9,500	Toppan Forms Co. Ltd.	102,437
14,800	Topre Corp.	121,856
75,000	Topy Industries Ltd.	115,939
65,000	Tori Holdings Co. Ltd.(b)	3,345
6,300	Torii Pharmaceutical Co. Ltd.	83,455
5,000	Torishima Pump Manufacturing Co. Ltd.	63,671
43,000	Toshiba Machine Co. Ltd.	127,606
17,000	Toshiba Plant Systems & Services Corp.	159,805
58,000	Toshiba TEC Corp.	205,420
23,000	Tosho Printing Co. Ltd.	54,800
133,000	Toson Corp.	305,489
16,000	Totetsu Kogyo Co. Ltd.	74,764
38,000	TOTO Ltd.	189,528
17,000	Tottori Bank Ltd. (The)	45,569
4,500	Touei Housing Corp.(b)	9,972
84,000	Towa Bank Ltd. (The)(b)	42,026
2,000	Towa Pharmaceutical Co. Ltd.	76,045
36,000	Toyo Construction Co. Ltd.	16,785
7,200	Toyo Corp.	64,471

Shares		Value

JAPAN (continued)
7,000	Toyo Electric Manufacturing Co. Ltd.	$37,373
13,000	Toyo Engineering Corp.	41,370
87,000	Toyo Ink Manufacturing Co. Ltd.	188,591
19,000	Toyo Kanetsu K K.	31,579
26,000	Toyo Kohan Co. Ltd.	102,807
38,000	Toyo Securities Co. Ltd.(b)	62,707
700	Toyo Tanso Co. Ltd.	26,022
60,000	Toyo Tire & Rubber Co. Ltd.(b)	104,146
20,000	Toyo Wharf & Warehouse Co. Ltd.	26,064
133,000	Toyobo Co. Ltd.	208,158
16,900	Toyoda Gosei Co. Ltd.	332,422
10,700	Toyota Auto Body Co. Ltd.	171,449
10,200	Toyota Boshoku Corp.	129,337
12,600	transcosmos, inc.(b)	80,703
8,100	Trusco Nakayama Corp.	98,236
53,000	Tsubakimoto Chain Co.	173,851
34,000	Tsugami Corp.	53,839
15,000	Tsukishima Kikai Co. Ltd.	79,523
8,900	Tsumura & Co.	243,734
3,100	Tsuruha Holdings, Inc.	77,429
5,000	Tsurumi Manufacturing Co. Ltd.	27,201
4,000	Tsutsumi Jewelry Co. Ltd.	65,683
31	TV Asahi Corp.	39,448
128,000	Ube Industries Ltd.	241,361
15,000	Ube Material Industries Ltd.	24,920
32,000	Uchida Yoko Co. Ltd.	85,761
6,900	Ulvac, Inc.	128,572
1,300	Unicharm Petcare Corp.	34,683
34,000	Uniden Corp.(b)	107,931
3,300	Unimat Life Corp.	28,578
2,500	Union Tool Co.	59,863
94,000	Unitika Ltd.(b)	104,373
75,000	UNY Co. Ltd.	551,057
18,100	U-Shin Ltd.	70,287
15,000	Ushio, Inc.	194,625
3,150	USS Co. Ltd.	142,746
15,700	Valor Co. Ltd.	117,789
2,800	Vital KSK Holdings, Inc.(b)	13,798
18,000	Wacoal Holdings Corp.	222,991
5,100	Warabeya Nichiyo Co. Ltd.	56,338
5,500	WATAMI Co. Ltd.	110,214
22,000	Wood One Co. Ltd.	58,305
5,100	Xebio Co. Ltd.	78,361
6,300	Yachiyo Bank Ltd. (The)	182,019
4,000	Yahagi Construction Co.	21,810
1,700	YAMABIKO Corp.	24,478
29,000	Yamagata Bank Ltd. (The)	131,071
18,000	Yamaguchi Financial Group, Inc.	173,907
65,500	Yamaha Corp.	748,441
50,000	Yamanashi Chuo Bank Ltd. (The)	244,949
9,300	Yamatake Corp.	155,867

30

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Shares		Value

JAPAN (continued)
29,000	Yamatane Corp.	$28,575
6,600	Yamato Kogyo Co. Ltd.	149,912
18,200	Yamazen Corp.	52,539
2,500	Yaoko Co. Ltd.	67,666
26,000	Yaskawa Electric Corp.	120,996
5,000	Yasuda Warehouse Co. Ltd. (The)	35,684
11,400	Yellow Hat Ltd.	36,068
55,000	Yodogawa Steel Works Ltd.	250,116
3,000	Yokogawa Bridge Holdings Corp.	25,953
75,500	Yokogawa Electric Corp.	389,624
19,000	Yokohama Reito Co. Ltd.	109,947
58,000	Yokohama Rubber Co. Ltd. (The)	252,687
3,700	Yokowo Co. Ltd.	16,573
5,000	Yomeishu Seizo Co. Ltd.	44,267
14,000	Yomiuri Land Co. Ltd.	38,988
7,000	Yondenko Corp.	34,098
4,500	Yonekyu Corp.	42,752
3,500	Yonex Co. Ltd.	22,917
8,300	Yorozu Corp.	72,827
6,000	Yoshimoto Kogyo Co. Ltd.	55,240
52	Yoshinoya Holdings Co. Ltd.	55,200
72,000	Yuasa Trading Co. Ltd.	70,539
3,600	Yukiguni Maitake Co. Ltd.	13,313
22,000	Yuraku Real Estate Co. Ltd.	25,285
20,000	Yurtec Corp.	104,819
2,640	Yushin Precision Equipment Co. Ltd.	28,761
3,000	Yushiro Chemical Industry Co. Ltd.	25,768
6,400	Zenrin Co. Ltd.	83,211
14,300	Zensho Co. Ltd.	67,636
72,000	Zeon Corp.	220,390
5,000	ZERIA Pharmaceutical Co. Ltd.	52,387
8,300	Zuken, Inc.	51,468

		119,144,767

LIECHTENSTEIN — 0.0%
1,292	Verwalt & Privat-Bank AG	101,253

LUXEMBOURG — 0.0%
48,800	Acergy SA	376,930
2,150	Elcoteq SE(b)	2,508
260	Orco Property Group(b)	2,507
5,544	Oriflame Cosmetics SA	239,115
200,767	Regus Plc	227,320

		848,380

MALAYSIA — 0.2%
61,000	Aeon Co. (Malaysia) Berhad	68,149
145,700	Affin Holdings Berhad	69,710
96,700	AirAsia Berhad(b)	31,668
148,600	Alliance Financial Group Berhad	85,614

Shares		Value

MALAYSIA (continued)
45,800	Amway (Malaysia) Holdings Berhad	$96,518
48,100	Asiatic Development Berhad	65,961
85,200	Bandar Raya Developements Berhad	28,329
22,000	Batu Kawan Berhad	50,275
436,600	Berjaya Corp. Berhad	102,636
66,100	Boustead Holdings Berhad	65,912
75,100	Carlsberg Brewery-Malaysia Berhad	75,811
34,000	Chemical Co. of Malaysia Berhad	21,037
224,500	DRB-Hicom Berhad	62,499
79,400	EON Capital Berhad	79,581
18,500	Fraser & Neave Holdings Berhad	45,159
248,600	Gamuda Berhad	166,699
76,900	Guinness Anchor Berhad	124,031
102,700	GuocoLand Malaysia Berhad	24,683
46,000	Hap Seng Plantations Holdings Berhad	24,335
54,100	Hong Leong Financial Group Berhad	75,848
51,500	Hong Leong Industries Berhad	50,825
30,500	Hume Industries-Malaysia Berhad	25,021
213,100	IGB Corp. Berhad	107,212
277,100	IJM Corp. Berhad	387,579
34,000	IJM Land Holdings Berhad(b)	12,592
97,200	IJM Plantations Berhad	65,788
54,900	KFC Holdings Malaysia Berhad	106,054
159,300	KLCC Property Holdings Berhad	142,111
333,200	KNM Group Berhad	53,310
58,700	Kulim Malaysia Berhad	91,166
18,200	Lafarge Malayan Cement Berhad	23,038
157,800	Landmarks Berhad	41,862
97,400	Lingkaran Trans Kota Holdings	59,925
112,000	Lion Industries Corp. Berhad	31,193
50,000	Malaysia Airports Holdings Berhad	44,827
50,100	Malaysian Airline System Berhad	44,064
64,800	Malaysian Bulk Carriers Berhad	53,264
247,500	Malaysian Resources Corp. Berhad	78,675
10,000	MEASAT Global Berhad(b)	2,948
112,000	Media Prima Berhad	39,195
279,900	MMC Corp. Berhad	137,068
46,000	MNRB Holdings Berhad	37,524
450,000	Mulpha International Berhad(b)	52,166
29,100	Naim Cendera Holdings Berhad	12,258
58,700	NCB Holdings Berhad	44,114
55,500	Oriental Holdings Berhad	74,430
199,300	OSK Holdings Berhad	68,072
58,300	Padiberas Nasional Berhad	22,210

31

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Shares		Value

MALAYSIA (continued)
48,600	Parkson Holdings Berhad	$56,504
17,000	Pelikan International Corp. Berhad	4,135
106,300	POS Malaysia Berhad	66,506
86,870	Puncak Niaga Holdings Berhad	71,873
143,700	Ranhill Berhad	33,063
260,900	Scomi Group Berhad	31,605
75,100	Shangri-La Hotels (Malaysia) Berhad	38,679
28,400	Shell Refining Co. Federation of Malaya Berhad	78,517
90,800	SP Setia Berhad	89,944
91,200	Star Publications Malaysia Berhad	81,420
41,790	Subur Tiasa Holdings Berhad	19,900
62,400	Sunrise Berhad(b)	22,898
104,800	Sunway City Berhad	61,969
51,600	Ta Ann Holdings Berhad	47,734
325,600	TA Enterprise Berhad	85,530
210,800	TAN Chong Motor Holdings Berhad	85,599
170,200	Time dotCom Berhad(b)	16,823
140,000	Titan Chemicals Corp.	32,118
60,480	Top Glove Corp. Berhad	94,107
99,300	Uchi Technologies Berhad	34,798
80,250	UEM Land Holdings Berhad(b)	23,751
38,700	United Plantations Berhad	116,136
105,000	Wah Seong Corp. Berhad	49,936
95,600	Zelan Berhad	20,793

		4,537,284

MEXICO — 0.2%
91,300	Alfa SAB de CV - Series A	158,383
22,000	Alsea SAB de CV(b)	8,924
66,100	Axtel SAB de CV - CPO Shares(b)	27,386
27,400	Banco Compartamos SA de CV	68,272
154,500	Carso Infraestructura y Construccion SAB de CV(b)	77,216
10,500	Cia Minera Autlan SAB de CV - Series B	14,154
386,400	Consorcio ARA SAB de CV - Series *	117,829
158,600	Corp. GEO SAB de CV - Series B(b)	206,780
107,708	Corp. Interamericana de Entretenimiento SAB de CV - Series B(b)	31,206
27,800	Corp. Moctezuma SAB de CV - Series *	46,917
14,500	Desarrolladora Homex SAB de CV(b)	44,962
241,200	Embotelladoras Arca SAB de CV	543,338
160,250	Empresas ICA Sociedad Controladora SAB de CV(b)	291,343
90,117	Gruma SAB de CV - Series B(b)	54,438

Shares		Value

MEXICO (continued)
17,200	Grupo Aeroportuario del Centro Norte SAB de CV	$17,629
88,000	Grupo Aeroportuario del Pacifico SAB de CV - Series B	180,577
163,500	Grupo Aeroportuario del Sureste SAB de CV - Series B	509,235
120,492	Grupo Cementos de Chihuahua SAB de CV	257,462
109,000	Grupo Continental SAB de CV - Series *	192,641
167,400	Grupo Financiero Banorte SAB de CV - Series O	258,266
57,500	Grupo Industrial Maseca SAB de CV - Series B(c)	34,568
32,600	Grupo Industrial Saltillo SAB de CV(b)(c)	7,391
22,817	Grupo Iusacell SA de CV(b)	70,074
4,500	Grupo Mexicano de Desarrollo SAB de CV(b)	2,216
23,500	Grupo Simec SAB de CV - Series B(b)	34,894
101,300	Impulsora del Desarrollo y El Empleo En America Latina SAB de CV(b)	82,179
138,400	Industrias CH SAB de CV - Series B(b)	304,949
5,700	Industrias Penoles SAB de CV	61,930
75,700	Mexichem SAB de CV - Series *	67,991
95,600	Organizacion Soriana SAB de CV - Series B(b)	169,997
13,100	Promotora y Operadora de Infraestructura SAB de CV(b)	20,401
25,500	Qualitas Compania de Seguros SA de CV(b)	7,333
784,800	TV Azteca SA de CV	266,602
106,000	Urbi Desarrollos Urbanos SAB de CV(b)	116,703
121,015	Vitro SAB de CV - Series A(b)	53,820

		4,408,006

MONACO — 0.0%
560	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	34,497

NETHERLANDS — 0.4%
21,296	Aalberts Industries NV	162,573
1,617	Accell Group	46,528
8,272	Arcadis NV	121,885
16,551	ASM International NV(b)	191,531
2,250	Beter BED Holding NV	24,067
4,451	Brunel International	71,589
12,618	Crucell NV(b)	264,115
3,083	Crucell NV - ADR(b)	64,712
3,048	Draka Holding(b)	32,567
1,590	Eriks Group NV - CVA	53,622
3,556	Exact Holding NV	70,500

32

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Shares		Value

NETHERLANDS (continued)
9,788	Fugro NV - CVA	$350,430
903	Gamma Holding NV(b)	4,443
2,624	Grontmij - CVA	57,731
4,045	Heijmans NV - CVA(b)	26,052
16,275	Imtech NV	254,017
2,666	Innoconcepts	10,266
69,382	James Hardie Industries NV	231,939
1,128	KAS Bank NV - CVA	13,890
419	Kendrion NV	3,875
32,195	Koninklijke BAM Groep NV	316,499
12,932	Koninklijke Boskalis Westminster NV - CVA	301,527
65,330	Koninklijke DSM NV	2,026,030
6,156	Koninklijke Vopak NV(b)	271,089
2,805	Macintosh Retail Group NV	30,570
5,819	Nutreco Holding NV	199,700
18,340	OCE NV	116,072
13,584	OPG Groep NV - CVA	133,925
23,562	Ordina NV	103,111
31,667	Qiagen NV(b)	521,438
39,437	Randstad Holding NV	904,880
24,798	SBM Offshore NV	399,688
6,716	Sligro Food Group NV	152,779
5,103	Smit International NV	287,339
27,677	SNS Reaal.	155,792
9,011	Super De Boer(b)	36,144
9,199	Telegraaf Media Groep NV	121,038
8,829	Ten Cate NV	168,493
6,398	TKH Group NV	80,231
20,915	TNT NV	385,453
17,197	TomTom NV(b)	109,787
6,421	Unit 4 Agresso NV	77,741
26,023	USG People NV(b)	244,711
23,244	Van der Moolen Holding NV(b)	66,503
6,766	Wavin NV	18,982
27,312	Wolters Kluwer NV	449,436

		9,735,290

NEW ZEALAND — 0.1%
124,893	Air New Zealand Ltd.	74,052
955	Allied Medical Ltd.(b)(c)(d)	0
189,061	Auckland International Airport Ltd.	177,347
88,773	Fisher & Paykel Appliances Holdings Ltd.	23,064
72,955	Fisher & Paykel Healthcare Corp. Ltd.	125,342
146,486	Fletcher Building Ltd.	553,457
17,741	Freightways Ltd.	29,068
72,534	Infratil Ltd.	64,417
14,506	Mainfreight Ltd.	37,334
97,408	New Zealand Oil & Gas Ltd.	76,667
31,497	New Zealand Refining Co. Ltd. (The)	122,388
148,112	Nuplex Industries Ltd.	30,143
35,209	PGG Wrightson Ltd.	26,891

Shares		Value

NEW ZEALAND (continued)
36,901	Port of Tauranga Ltd.	$114,696
76,230	Ryman Healthcare Ltd.	60,355
15,128	Sanford Ltd.	47,951
65,087	Sky City Entertainment Group Ltd.	100,772
71,497	Sky Network Television Ltd.	165,261
16,969	Steel & Tube Holdings Ltd.	27,398
44,405	Tower Ltd.	34,183
13,055	TrustPower Ltd.	52,544
17,838	Vector Ltd.	21,773
34,146	Warehouse Group Ltd. (The)	69,241

		2,034,344

NORWAY — 0.2%
31,000	Acta Holding ASA(b)	10,294
70,000	Aker Solutions ASA	423,211
7,600	Aktiv Kapital ASA	36,804
34,500	Atea ASA	105,010
23,800	Austevoll Seafood ASA	69,973
19,520	Blom ASA(b)	38,481
4,500	Bonheur ASA	93,799
97,500	BW Offshore Ltd.(b)	83,644
3,200	Camillo Eitzen & Co. ASA	4,891
26,200	Cermaq ASA	157,928
5,000	Copeinca ASA(b)	12,869
136,848	DNO International ASA(b)	115,613
5,000	DOF ASA	25,545
25,800	EDB Business Partner ASA	54,288
19,000	Eitzen Chemical ASA(b)	10,104
5,500	Ekornes ASA	66,451
4,800	Electromagnetic Geoservices AS(b)	4,030
3,400	Farstad Shipping ASA	50,872
5,300	Fred Olsen Energy ASA	167,079
6,500	Ganger Rolf ASA	127,315
3,080	Kongsberg Gruppen ASA(b)	141,840
1,127,000	Marine Harvest(b)	507,824
83,634	Norse Energy Corp. ASA(b)	43,142
288,200	Norsk Hydro ASA(b)	1,270,758
51,200	Norske Skogindustrier ASA(b)	119,803
4,652	Norwegian Air Shuttle AS(b)	32,652
3,050	Odfjell ASA - Class A	18,153
8,600	ODIM ASA(b)	45,883
72,800	Petroleum Geo-Services ASA(b)	352,187
21,000	Pronova BioPharma A/S(b)	52,679
36,400	Renewable Energy Corp. A/S(b)	328,819
5,000	Rieber & Son ASA(b)	31,540
18,600	Schibsted ASA	193,126
94,274	Sevan Marine ASA(b)	83,064
3,800	Solstad Offshore ASA(b)	44,254
9,593	Songa Offshore ASA(b)	15,908
10,056	SpareBank 1 SMN	45,560
110,200	Storebrand ASA(b)	399,837
17,000	Tandberg ASA	239,186

33

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Shares		Value

NORWAY (continued)
42,000	TGS Nopec Geophysical Co. ASA(b)	$310,134
24,200	Tomra Systems ASA	89,498
15,000	Veidekke ASA	71,277
3,250	Wilh Wilhelmsen ASA - Class A	41,099

		6,136,424

PERU — 0.0%
23,658	Hochschild Mining Plc.	77,852

PHILIPPINES — 0.0%
1,120,000	Aboitiz Equity Ventures, Inc.	132,987
90,000	Aboitiz Power Corp.	9,855
908,000	Ayala Land, Inc.	119,878
179,600	Banco de Oro Unibank, Inc.	111,244
5,289	China Banking Corp.	39,869
61,000	DMCI Holdings, Inc.(b)	5,539
1,414,000	Energy Development Corp.	105,061
80,000	Filinvest Development Corp.	2,645
2,159,375	Filinvest Land, Inc.	25,323
88,100	First Philippine Holdings Corp.(b)	44,982
155,000	Jollibee Foods Corp.	146,973
127,000	Manila Water Co., Inc.	35,362
3,091,696	Megaworld Corp.	44,609
190,500	Metropolitan Bank & Trust.	117,800
66,200	Philippine National Bank(b)	21,885
7,400	Philippine Stock Exchange, Inc.	41,264
100,000	Rizal Commercial Banking Corp.	28,861
321,900	Robinsons Land Corp.	36,526
26,700	Security Bank Corp.	19,310
323,815	Universal Robina Corp.	48,194
1,823,000	Vista Land & Lifescapes, Inc.(b)	39,880

		1,178,047

POLAND — 0.1%
16,598	Agora SA	77,310
14,296	Alchemia SA(b)	31,114
7,270	Apator SA	28,589
13,007	Asseco Poland SA	204,303
1,272	Bank BPH SA(b)	12,979
4,954	Bank Zachodni WBK SA(b)	130,112
998,357	Bioton SA(b)	91,049
2,016	BRE Bank SA(b)	89,905
6,112	Budimex SA(b)	127,095
19,846	Cersanit-Krasnystaw SA(b)	64,617
3,727	Ciech SA	35,647
155,994	Echo Investment SA(b)	135,730
526	Elektrobudowa SA	22,367
32,056	Eurocash SA	98,126
21,032	Fabryka Kotlow Rafako SA(b)	43,397
6,186	Farmacol SA(b)	54,336
4,055	Firma Oponiarska Debica SA	60,239
78,846	Getin Holdings SA(b)	121,904
4,706	Grupa Kety SA	99,596
28,521	Grupa Lotos SA(b)	142,720

Shares		Value

POLAND (continued)
45,450	Impexmetal SA	$23,123
4,255	Koelner SA(b)	10,792
350	LPP SA(b)	105,360
5,176	Mondi Swiecie SA(b)	80,677
8,958	Mostostal Zabrze SA(b)	10,320
1,856	Mostostal-Warszawa SA(b)	29,807
18,682	Multimedia Polska SA	38,614
90,939	Netia SA(b)	96,655
3,805	NG2 SA(b)	40,184
10,774	Orbis SA	118,374
1,308	PBG SA(b)	80,047
16,684	Pfleiderer Grajewo SA	46,077
98,710	Polimex Mostostal SA	115,241
3,298	Polska Grupa Farmaceutyczna SA(b)	30,324
10,688	Przedsiebiorstwo Eksportu I Importu Kopex SA(b)	59,150
6,488	Sygnity SA(b)	41,215
363,944	Synthos SA(b)	68,020
27,465	TVN SA	78,945
7,830	Vistula & Wolczanka SA(b)	2,805
136	Zaklad Przetworstwa Hutniczego STALPRODUKT SA	19,915
1,517	Zaklady Azotowe Pulawy SA	34,296
2,268	Zaklady Tluszczowe Kruszwica	32,485

		2,833,561

PORTUGAL — 0.2%
8,360	Altri SGPS SA	24,855
102,504	Banco BPI SA	242,415
847,776	Banco Comercial Portugues SA - Class A	791,151
150,877	Banco Espirito Santo SA	738,448
46,990	Banif SA	67,899
55,072	BRISA	375,347
46,853	Cimpor Cimentos de Portugal SGPS SA	279,492
7,786	Corticeira Amorim SA(b)	7,513
18,043	Finibanco Holding SGPS SA(b)	51,339
19,166	Global Intelligent Technologies SGPS SA(b)	18,456
8,032	Impresa SGPS(b)	8,460
38,320	Jeronimo Martins SGPS SA	216,141
19,947	Mota Engil SGPS SA(b)	86,175
105,109	Portucel Empresa Produtora de Pasta e Papel SA	224,696
1,736	Portugal Telecom SGPS SA	13,237
27,910	REN - Redes Energeticas Nacionais SA	115,488
19,000	SAG GEST-Solucoes Automovel Globais SGPS SA	25,039
13,909	Semapa - Sociedade de Investimento e Gestao	116,610
42,221	Sonae Industria SGPS SA	135,830
235,754	Sonae SGPS SA	198,392
26,370	SONAECOM - SGPS SA(b)	65,434

34

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Shares		Value

PORTUGAL (continued)
62,799	Teixeira Duarte - Engenharia Construcoes SA - Class C	$63,638
27,441	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	150,021

		4,016,076

SINGAPORE — 0.2%
366,000	Allgreen Properties Ltd.	137,166
123,000	Ascendas India Trust	44,863
111,000	ASL Marine Holdings Ltd.	38,382
7,400	Bonvests Holdings Ltd.(b)	3,287
30,000	Bukit Sembawang Estates Ltd.	48,974
11,000	Cerebos Pacific Ltd.	20,719
1,084,100	Chartered Semiconductor Manufacturing Ltd.(b)	120,019
177,000	Chuan Hup Holdings Ltd.	20,926
262,000	ComfortDelgro Corp. Ltd.	249,774
130,000	Cosco Corp. Singapore Ltd.	88,627
15,550	Creative Technology Ltd.(b)	34,613
34,000	CSE Global Ltd.	9,588
112,000	Ezra Holdings Ltd.	69,551
339,000	Fraser and Neave Ltd.	595,864
70,000	Goodpack Ltd.	38,314
38,000	Guocoland Ltd.	29,352
99,000	Hi-P International Ltd.	34,568
102,000	Ho Bee Investment Ltd.	28,659
201,000	Hong Fok Corp. Ltd.(b)	35,671
63,000	Hong Leong Asia Ltd.	30,617
24,000	Hotel Plaza Ltd.	14,785
104,600	Hotel Properties Ltd.	71,932
56,000	Hwa Hong Corp. Ltd.	14,497
49,000	Hyflux Ltd.	59,861
94,000	Indofood Agri Resources Ltd.(b)	57,300
73,000	Jaya Holdings Ltd.	15,661
92,950	Jurong Technologies Industrial Corp. Ltd.(c)(d)	1,570
257,000	K1 Ventures Ltd.	20,747
186,000	Keppel Land Ltd.	214,008
25,000	Keppel Telecommunications & Transportation Ltd.	15,445
86,400	Kim Eng Holdings Ltd.	86,473
80,000	KS Energy Services Ltd.	43,056
85,000	Metro Holdings Ltd.	19,506
87,000	Midas Holdings Ltd.	25,944
66,000	MobileOne Ltd.	65,485
123,000	Neptune Orient Lines Ltd.	106,934
32,000	NSL Ltd.	29,533
175,000	Olam International Ltd.	206,378
29,000	Orchard Parade Holdings Ltd.(b)	12,719
12,000	Overseas Union Enterprise Ltd.	80,824
200,320	Parkway Holdings Ltd.	162,013
45,000	Petra Foods Ltd.	16,068
142,979	Raffles Education Corp. Ltd.	41,696
43,000	SBS Transit Ltd.	46,031

Shares		Value

SINGAPORE (continued)
12,142	SC Global Developments Ltd.(b)	$4,371
58,000	Singapore Land Ltd.	135,500
48,000	Singapore Petroleum Co. Ltd.	107,697
191,000	Singapore Post Ltd.	97,838
95,000	SMRT Corp. Ltd.	99,156
44,000	Stamford Land Corp. Ltd.	7,548
42,000	StarHub Ltd.	51,701
52,000	Straits Asia Resources Ltd.	36,850
114,000	Swiber Holdings Ltd.(b)	36,517
30,000	Tat Hong Holdings Ltd.	16,010
45,000	United Engineers Ltd.	43,593
420,000	United Industrial Corp. Ltd.(b)	302,618
94,000	UOB-Kay Hian Holdings Ltd.	79,874
230,000	UOL Group Ltd.	342,494
65,000	Venture Corp. Ltd.	260,038
20,000	WBL Corp. Ltd.	46,565
112,000	Wheelock Properties (S) Ltd.	82,700
217,000	Wing Tai Holdings Ltd.	128,291
86,000	Yanlord Land Group Ltd.	82,773

		5,070,134

SOUTH AFRICA — 0.5%
30,038	Adcock Ingram Holdings Ltd.(b)	148,337
8,486	Adcorp Holdings Ltd.	20,920
42,455	Advtech Ltd.	19,914
32,497	Aeci Ltd.	186,211
164,755	Afgri Ltd.	94,838
292,923	African Bank Investments Ltd.	928,156
43,741	African Oxygen Ltd.	87,618
44,678	African Rainbow Minerals Ltd.	603,620
13,164	Allied Electronics Corp. Ltd.	34,077
21,133	Allied Technologies Ltd.	142,842
18,232	Argent Industrial Ltd.	17,112
33,764	Aspen Pharmacare Holdings Ltd.(b)	171,332
10,760	Astral Foods Ltd.	125,205
117,764	Aveng Ltd.	450,381
128,958	AVI Ltd.	249,814
26,384	Avuza Ltd.(b)	54,938
68,321	Barloworld Ltd.	288,952
6,892	Bell Equipment Ltd.(b)	4,494
57,968	Caxton and CTP Publishers and Printers Ltd.	75,456
2,787	Ceramic Industries Ltd.	22,399
66,781	Cipla Medpro South Africa Ltd.(b)	32,621
7,765	City Lodge Hotels Ltd.	61,251
64,357	DataTec Ltd.(b)	126,698
74,687	Discovery Holdings Ltd.	216,668
12,341	Distell Group Ltd.	78,570
18,365	Distribution and Warehousing Network Ltd.(b)	14,670
57,380	DRDGOLD Ltd.	45,604
47,730	Exxaro Resources Ltd.	349,925

35

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Shares		Value

SOUTH AFRICA (continued)
52,648	Foschini Ltd.	$278,625
35,515	Gold Reef Resorts Ltd.	73,393
104,900	Grindrod Ltd.	171,907
15,617	Group Five Ltd.	58,093
4,521	Highveld Steel and Vanadium Corp. Ltd.	35,257
11,337	Hudaco Industries Ltd.	65,301
13,781	Hulamin Ltd.	16,668
37,047	Iliad Africa Ltd.	28,360
52,630	Illovo Sugar Ltd.	160,654
80,368	Imperial Holdings Ltd.	517,548
39,249	Investec Ltd.	185,696
60,659	JD Group Ltd.	243,088
20,387	JSE Ltd.	125,125
35,342	Lewis Group Ltd.	174,502
43,868	Liberty Holdings Ltd.	300,080
28,971	Massmart Holdings Ltd.	250,065
96,288	Medi-Clinic Corp. Ltd.	232,655
206,251	Merafe Resources Ltd.(b)	19,078
30,264	Metair Investments Ltd.(b)	16,022
39,498	Metorex Ltd.(b)	7,954
160,419	Metropolitan Holdings Ltd.	200,730
45,735	Mondi Ltd.	146,022
38,782	Mr. Price Group Ltd.	118,709
39,257	Murray & Roberts Holdings Ltd.	219,107
116,025	Mvelaphanda Group Ltd.	63,451
220,033	Nampak Ltd.	325,607
197,582	Netcare Ltd.(b)	216,679
60,117	New Clicks Holdings Ltd.	115,924
41,870	Northam Platinum Ltd.	138,436
15,290	Omnia Holdings Ltd.	93,283
6,182	Palabora Mining Co. Ltd.	44,906
54,939	Peregrine Holdings Ltd.	41,837
34,944	Pick’n Pay Stores Ltd.	130,248
71,872	Pretoria Portland Cement Co. Ltd.	275,867
12,814	PSG Group Ltd.	23,898
26,755	Raubex Group Ltd.	69,050
42,088	Reunert Ltd.	207,995
10,734	Santam Ltd.	98,697
96,754	Sappi Ltd.	258,262
29,818	Sentula Mining Ltd.	10,730
245,651	Simmer & Jack Mines Ltd.(b)	78,976
38,542	Spar Group Ltd. (The)	246,294
518,811	Steinhoff International Holdings Ltd.	615,717
19,861	Sun International Ltd.	188,165
25,476	Tiger Brands Ltd.	395,761
3,000	Tiger Wheels Ltd.(b)(c)(d)	0
13,161	Tongaat Hulett Ltd.	116,091
24,146	Trencor Ltd.	49,625
62,145	Truworths International Ltd.	248,045
14,868	Wesizwe(b)	2,341
9,523	Wilson Bayly Holmes-Ovcon Ltd.	111,598

Shares		Value

SOUTH AFRICA (continued)
191,832	Woolworths Holdings Ltd.	$270,603

		12,735,348

SOUTH KOREA — 0.5%
148	Amorepacific Corp.	79,014
980	Asia Cement Co. Ltd.	33,873
28,250	Asiana Airlines(b)	91,387
1,050	Binggrae Co. Ltd.	32,972
3,031	Bukwang Pharmaceutical Co. Ltd.(b)	38,401
31,890	Busan Bank.	174,919
7,435	Cheil Industries, Inc.	266,947
460	Cheil Worldwide, Inc.	83,655
438	CJ CheilJedang Corp.	53,983
2,890	CJ Corp.	111,145
489	Dae Han Flour Mills Co. Ltd.	49,919
4,980	Daeduck Electronics Co.	16,348
25,230	Daegu Bank	173,237
10,000	Daekyo Co. Ltd.	48,875
5,760	Daelim Industrial Co. Ltd.	279,624
32,360	Daewoo Engineering & Construction Co. Ltd.	283,802
2,400	Daewoo International Corp.	56,563
4,000	Daewoo Motor Sales Corp.(b)	41,930
10,430	Daewoo Securities Co. Ltd.(b)	170,498
957	Daewoong Pharmaceutical Co. Ltd.	43,776
11,810	Daishin Securities Co. Ltd.	164,282
9,680	Dong Hae Pulp Co. Ltd.(b)	48,308
637	Dong-A Pharmaceutical Co. Ltd.	44,729
7,266	Dongbu HiTek Co. Ltd.(b)	53,820
1,740	Dongbu Insurance Co. Ltd.	35,790
7,640	Dongbu Securities Co. Ltd.(b)	42,833
7,782	Dongkuk Steel Mill Co. Ltd.	177,235
8,200	Doosan Construction & Engineering Co. Ltd.	48,632
396	Doosan Corp.	39,523
4,080	Doosan Infracore Co. Ltd.	57,311
61,250	Eugene Investment & Securities Co. Ltd.(b)	54,830
1,215	Glovis Co. Ltd.	61,721
3,255	GS Engineering & Construction Corp.	170,741
8,230	GS Holdings Corp.	197,404
8,870	Halla Climate Control.	60,830
4,620	Handsome Co. Ltd.	34,033
1,376	Hanil Cement Co. Ltd.	89,670
3,232	Hanjin Heavy Industries & Construction Co. Ltd.	90,358
4,360	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	67,136
11,480	Hanjin Shipping Co. Ltd.	174,746
2,010	Hanjin Transportation Co. Ltd.	50,108
8,200	Hankook Tire Co. Ltd.	97,773
960	Hankuk Glass Industries, Inc.	17,468

36

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Shares		Value

SOUTH KOREA (continued)
1,720	Hankuk Paper Manufacturing Co. Ltd.	$47,018
873	Hanmi Pharm Co. Ltd.	93,338
4,500	Hansol Paper Co.(b)	33,260
15,215	Hanwha Chemical Corp.	136,833
3,300	Hanwha Corp.	97,036
5,420	Hanwha Securities Co.(b)	46,411
1,420	Hite Holdings Co. Ltd.	35,868
2,010	HMC Investment Securities Co. Ltd.(b)	38,846
3,129	Honam Petrochemical Corp.	186,838
5,940	Hotel Shilla Co. Ltd.	73,626
3,380	Hyosung Corp.	210,091
15,220	Hyundai Autonet Co. Ltd.(b)	47,452
2,323	Hyundai Department Store Co. Ltd.	144,231
5,130	Hyundai Development Co.	159,757
790	Hyundai Elevator Co. Ltd.	43,530
1,359	Hyundai H&S Co. Ltd.	61,341
6,580	Hyundai Hysco	47,460
8,560	Hyundai Marine & Fire Insurance Co. Ltd.	99,154
2,275	Hyundai Mipo Dockyard	265,064
27,401	Hyundai Securities Co.(b)	319,705
11,790	Industrial Bank of Korea(b)	77,077
8,960	Jeonbuk Bank.	41,304
8,890	Kangwon Land, Inc.	108,279
957	KCC Corp.	265,450
36,490	KIA Motors Corp.(b)	319,798
960	Kisco Corp.	40,359
2,054	KISWIRE Ltd.	81,122
6,620	Kolon Engineering & Construction Co. Ltd.	43,576
1,560	Kolon Industries, Inc.	43,048
1,780	Korea Gas Corp.	59,341
8,120	Korea Investment Holdings Co. Ltd.(b)	205,689
2,220	Korea Kumho Petrochemical Co.	59,628
1,018	Korea Line Corp.	60,371
1,415	Korea Zinc Co. Ltd.	152,972
7,440	Korean Airlines Co. Ltd.(b)	226,652
9,331	Korean Reinsurance Co.	86,361
7,730	KP Chemical Corp.(b)	42,286
12,980	KTB Securities Co. Ltd.(b)	52,932
3,940	Kumho Industrial Co. Ltd.	70,948
9,090	Kumho Tire Co., Inc.(b)	43,706
13,440	Kwang Dong Pharmaceutical Co. Ltd.	35,209
2,130	Kyeryong Construction Industrial Co. Ltd.	45,946
5,240	Kyobo Securities Co.(b)	46,096
9,530	LG Dacom Corp.	146,012
3,130	LG Fashion Corp.	52,996
431	LG Household & Health Care Ltd.	59,299
4,149	LG International Corp.	66,744

Shares		Value

SOUTH KOREA (continued)
1,050	LG Life Sciences Ltd.(b)	$50,481
17,550	LG Telecom Ltd.	123,116
6,640	LIG Insurance Co. Ltd.	83,382
198	Lotte Chilsung Beverage Co. Ltd.	128,097
154	Lotte Confectionary Co. Ltd.	123,982
6,810	Lotte Midopa Co. Ltd.	72,108
309	Lotte Samkang Co. Ltd.	41,581
1,464	LS Corp.	115,272
2,270	LS Industrial Systems Co. Ltd.	128,044
21,722	Macquarie Korea Infrastructure Fund	80,162
8,990	Meritz Fire & Marine Insurance Co. Ltd.	40,593
46,150	Meritz Securities Co. Ltd.(b)	43,644
1,940	Mirae Asset Securities Co. Ltd.(b)	112,660
8,590	Motonic Corp.	42,025
2,200	Namhae Chemical Corp.	38,691
90	Namyang Dairy Products Co. Ltd.	35,854
900	NCSoft Corp.	100,358
6,140	NH Investment & Securities Co. Ltd.(b)	36,864
317	Nong Shim Co. Ltd.	53,493
620	Nong Shim Holdings Co. Ltd.	28,052
19,780	ON*Media Corp.(b)	44,192
310	Orion Corp.	47,369
638	Pacific Corp.	59,270
2,786	Poongsan Corp.(b)	34,094
523	Poongsan Holdings Corp.(b)	7,346
1,761	S1 Corp. Korea	64,535
4,340	Sam Young Electronics Co. Ltd.	41,753
480	Samchully Co. Ltd.	48,174
3,140	Samsung Electro-Mechanics Co. Ltd.	126,292
1,705	Samsung Engineering Co. Ltd.	102,564
2,470	Samsung Fine Chemicals Co. Ltd.	96,914
7,082	Samsung SDI Co. Ltd.	508,279
1,990	Samsung Techwin Co. Ltd.	92,200
1,009	Samyang Corp.	30,131
647	Samyang Genex Co. Ltd.	29,075
3,540	Seah Besteel Corp.	45,695
1,170	SeAH Steel Corp.	39,829
1,320	Shinyoung Securities Co. Ltd.	42,041
890	Sindo Ricoh Co. Ltd.	39,541
1,200	SK Chemicals Co. Ltd.	53,546
370	SK Gas Co. Ltd.	15,532
4,930	SK Networks Co. Ltd.	45,680
26,950	SK Securities Co. Ltd.(b)	59,118
4,200	SKC Co. Ltd.	75,227
3,995	Ssangyong Cement Industrial Co. Ltd.(b)	29,826
860	STX Corp. Co. Ltd.	21,009
1,780	STX Engine Co. Ltd.	43,802
10,030	STX Pan Ocean Co. Ltd.	90,206

37

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Shares		Value

SOUTH KOREA (continued)
4,200	STX Shipbuilding Co. Ltd.	$70,681
2,230	Sungshin Cement Co. Ltd.(b)	14,437
70	Taekwang Industrial Co. Ltd.	34,974
18,720	Taeyoung Engineering & Construction	106,467
4,070	Taihan Electric Wire Co. Ltd.	80,754
9,558	Tong Yang Securities, Inc.(b)	77,686
1,220	Union Steel	16,804
5,940	Woongjin Chemical Co. Ltd.(b)(d)	48,381
4,740	Woongjin Coway Co. Ltd.	118,390
2,750	Woongjin Holdings Co. Ltd.(b)	27,265
2,440	Woongjin Thinkbig Co. Ltd.	41,373
16,490	Woori Investment & Securities Co. Ltd.(b)	230,779
111	Young Poong Corp.	40,728
6,190	Youngone Corp.	47,456
1,006	Yuhan Corp.	155,514

		13,253,597

SPAIN — 0.5%
10,805	Abengoa SA	186,243
641	Acciona SA	65,535
54,354	Acerinox SA	827,856
924	Adolfo Dominguez	8,848
10,041	Amper SA	85,002
12,564	Antena 3 de Television SA	68,307
73,052	Avanzit SA(b)	85,314
340	Banco de Andalucia SA	14,338
310,518	Banco de Sabadell SA	1,791,887
31,914	Banco de Valencia SA	291,868
26,089	Banco Espanol de Credito SA	271,067
29,775	Banco Guipuzcoano SA	181,081
51,517	Banco Pastor SA	342,410
71,524	Bankinter SA	845,444
920	Baron de Ley(b)	33,092
10,605	Bolsas y Mercados Espanoles	296,260
12,725	Campofrio Food SA	112,552
2,435	Cementos Portland Valderrivas SA	73,059
34,790	Cintra Concesiones de Infraestructuras de Transporte SA	190,119
395	Construcciones y Auxiliar de Ferrocarriles SA	143,521
3,417	Corp. Dermoestetica(b)	19,267
7,290	Duro Felguera SA	45,378
34,885	Ebro Puleva SA	496,416
7,151	Elecnor SA	77,193
48,384	Enagas	841,199
167,957	Ercros SA(b)	33,151
17,487	FAES FARMA SA	84,662
15,391	Fomento de Construcciones y Contratas SA	550,032
41,277	Gamesa Corp. Tecnologica SA	779,081
2,974	General de Alquiler de Maquinaria(b)	17,051

Shares		Value

SPAIN (continued)
19,858	Gestevision Telecinco SA(b)	$187,220
18,647	Grifols SA	327,213
16,708	Grupo Catalana Occidente SA	246,341
40,377	Grupo Empresarial Ence SA	140,715
24,529	Grupo Ferrovial SA	711,294
97,314	Iberia Lineas Aereas de Espana	181,668
1,200	Iberpapel Gestion SA	13,043
14,374	Indra Sistemas SA	284,292
107,992	La Seda de Barcelona SA - Class B(b)	53,710
22,385	Laboratorios Almirall SA	202,026
2,218	Mecalux SA	32,642
1,861	Miquel y Costas	32,734
44,377	Natraceutical SA(b)	32,140
10,073	NH Hoteles SA	47,818
17,454	Obrascon Huarte Lain SA	234,624
4,743	Papeles y Cartones de Europa SA	18,946
2,501	Pescanova SA	84,384
2,939	Promotora de Informaciones SA(b)	8,018
5,465	Prosegur Cia de Seguridad SA	156,066
12,469	Realia Business SA	36,071
15,785	Red Electrica Corp. SA	660,643
36,616	Sacyr Vallehermoso SA	376,413
27,879	Service Point Solutions SA	29,212
37,295	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola (Sniace)(b)	41,107
10,804	Sol Melia SA	53,171
15,567	Solaria Energia y Medio Ambiente SA(b)	41,820
12,812	SOS Cuetara SA	73,050
13,232	Tavex Algodonera SA(b)	9,050
3,082	Tecnicas Reunidas SA	108,676
5,000	Telecomunicaciones y Energia(b)	24,550
51,164	Tubacex SA	144,488
45,115	Tubos Reunidos SA	115,997
1,465	Unipapel SA	17,693
1,457	Vertice Trescientos Sesenta Grados(b)	1,631
6,372	Vidrala SA	130,915
10,207	Viscofan SA	189,500
7,177	Vocento SA	39,672
12,097	Zardoya Otis SA	247,950
38,050	Zeltia SA	198,370

		14,392,106

SWEDEN — 0.3%
7,721	AarhusKarlshamn AB	107,184
4,550	Active Biotech AB(b)	33,676
2,200	AddTech AB - Class B	23,350
4,388	AF AB - Class B	66,039
4,250	Axfood AB	88,344
5,000	Axis Communications AB	43,573
1,600	B&B Tools AB - Class B	14,710

38

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Shares		Value

SWEDEN (continued)
4,600	BE Group AB(b)	$15,451
2,900	Beijer Alma AB	27,823
5,200	Bilia AB - Class A(b)	22,978
3,700	Biovitrum AB(b)	30,040
99,544	Boliden AB	625,607
4,900	Cardo AB	108,313
2,600	Catena AB	25,622
4,550	Clas Ohlson AB - Class B	52,657
17,928	Concordia Maritime AB - Class B	38,494
11,500	D Carnegie AB(b)(c)(d)	25,446
37,120	Electrolux AB - Series B(b)	418,258
19,800	Elekta AB - Class B	228,426
3,250	Enea AB(b)	10,477
45,593	Eniro AB	100,313
15,759	Getinge AB - Class B	183,059
10,800	Gunnebo AB(b)	33,986
8,900	Hakon Invest AB	85,615
5,800	Haldex AB(b)	30,737
61,599	Hexagon AB - Class B	469,420
829	Hexpol AB(b)	3,142
8,000	HIQ International AB(b)	24,428
5,500	Hoganas AB - Class B	63,902
24,403	Holmen AB - Class B	538,213
8,928	Husqvarna AB - Class A(b)	42,093
56,662	Husqvarna AB - Class B(b)	278,567
9,667	Industrial & Financial Systems - Class B	75,781
2,800	Indutrade AB	37,218
10,200	Intrum Justitia AB	88,643
27,734	JM AB(b)	190,033
8,298	KappAhl Holding AB	31,030
11,100	Lindab International AB	96,287
55,074	Lundin Petroleum AB(b)	358,136
71,345	Meda AB - Class A	475,264
775	Mekonomen AB	9,421
8,700	Micronic Laser Systems AB(b)	12,744
12,149	Modern Times Group AB - Class B	328,666
11,250	Munters AB(b)	50,247
21,984	NCC AB - Class B	192,862
83,059	Net Insight AB - B Shares(b)	44,479
26,972	New Wave Group AB - B Shares	59,451
11,000	Nibe Industrier AB - Class B	89,245
54,289	Nobia AB(b)	207,573
6,907	Nolato AB - Class B	35,368
1,595	ORC Software AB	22,975
51,279	PA Resources AB(b)	142,239
32,900	Peab AB	137,868
10,400	Q-Med AB(b)	58,277
24,468	Ratos AB - Class B	418,885
18,694	Rezidor Hotel Group AB(b)	35,710
58,419	RNB Retail and Brands AB(b)	42,528
294,415	SAS AB(b)	135,984

Shares		Value

SWEDEN (continued)
2,500	Skanditek Industriforvaltning AB	$4,592
5,200	SkiStar AB	53,040
6,500	Sweco AB - Class B	29,908
417	TradeDoubler AB(b)	2,637
18,600	Trelleborg AB - Class B(b)	75,938

		7,402,972

SWITZERLAND — 0.9%
432	Acino Holding AG	64,211
9,550	Actelion Ltd.(b)	435,095
19,000	Addax Petroleum Corp.	522,886
33,553	Adecco SA	1,320,597
1,057	Advanced Digital Broadcast Holdings SA(b)	29,646
275	Affichage Holding AG	28,104
261	AFG Arbonia-Forster Holding(b)	3,122
778	Allreal Holding AG	82,067
934	Also Holding AG(b)	23,569
12,716	Aryzta AG(b)(e)	370,604
6,942	Aryzta AG(b)(e)	201,064
5,613	Ascom Holding AG(b)	49,467
109	Athris Holding AG(b)	73,918
176	Bachem Holding AG - Class B	10,816
13,673	Baloise Holding AG	1,003,757
1,453	Bank Coop AG	88,986
6,000	Bank Sarasin & Compagnie AG - Class B(b)	143,028
234	Banque Cantonale de Geneve	42,182
806	Banque Cantonale Vaudoise	275,043
6	Banque Privee Edmond de Rothschild SA	137,512
373	Barry Callebaut AG(b)	178,853
1,515	Basilea Pharmaceutica(b)	105,723
1,614	Basler Kantonalbank	162,173
58	Belimo Holding AG	42,195
27	Bell Holding AG	32,016
966	Bellevue Group AG	34,198
1,259	Berner Kantonalbank AG	262,141
1,728	BKW FMB Energie AG	120,163
3,431	Bobst Group AG	85,496
1,792	Bucher Industries AG	146,026
323	Burckhardt Compression Holding AG	41,518
90	Centralschweizerische Kraftwerke AG	28,707
2,250	Charles Voegele Holding AG - Class A(b)	62,783
80,593	Clariant AG(b)	454,694
250	Coltene Holding AG	8,514
56,958	Compagnie Financiere Richemont SA -Class A	1,019,640
35	Conzzeta Holding AG	42,817
402	Cytos Biotechnology AG(b)	4,515
1,600	Daetwyler Holding AG	55,124
597	Dufry Group	15,903

39

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Shares		Value

SWITZERLAND (continued)
7,538	EFG International AG	$91,196
36	Elektrizitaets-Gesellschaft Laufenburg AG	32,309
809	Emmi AG	80,884
1,783	EMS-Chemie Holding AG	135,076
3,730	Energiedienst Holding AG	154,542
1,115	Flughafen Zuerich AG	234,095
331	Forbo Holding AG(b)	55,139
944	Galenica AG	271,741
3,937	Geberit AG	419,586
1,437	Georg Fischer AG(b)	241,156
1,011	Givaudan SA	640,082
198	Gurit Holding AG	80,256
1,403	Helvetia Holdings AG	363,699
39,904	Holcim Ltd.	2,024,027
762	Implenia AG(b)	17,224
545	Jelmoli Holding AG	179,936
23,084	Julius Baer Holding AG	757,263
483	Kaba Holding AG - Class B	92,936
814	Kardex AG(b)	21,573
200	Komax Holding AG	9,941
10,619	Kudelski SA	151,762
8,338	Kuehne & Nagel International AG	626,664
798	Kuoni Reisen Holding	230,563
11	Lindt & Spruengli AG	210,456
9,109	Logitech International SA(b)	121,735
7,349	Lonza Group AG	674,184
800	Luzerner Kantonalbank AG	175,111
418	Meyer Burger Technology AG(b)	57,285
8,234	Micronas Semiconductor Holding(b)	26,429
5,846	Mobilezone Holding AG	35,247
965	Mobimo Holding AG(b)	131,220
9,850	Nobel Biocare Holding AG	200,804
554	OC Oerlikon Corp AG(b)	31,643
333	Orell Fuessli Holding AG	41,809
3,575	Panalpina Welttransport Holding AG	194,739
475	Partners Group Holding AG	41,503
21,427	Petroplus Holdings AG(b)	366,199
124	Phoenix Mecano AG	27,151
347	Precious Woods Holding AG(b)	7,756
390	PubliGroupe SA	24,458
868	Quadrant AG(b)	53,105
915	Rieter Holding AG	135,400
203	Romande Energie Holding SA	364,142
3,357	Schindler Holding AG	173,574
1,453	Schulthess Group	68,513
200	Schweiter Technologies AG	67,388
151	Schweizerishe National- Versicherungs-Gesellsschaft	65,455
451	SGS SA	505,759
436	Siegfried Holding AG	23,751
576	Sika AG	522,548

Shares		Value

SWITZERLAND (continued)
120	Societa Elettrica Sopracenerina SA	$27,549
4,650	Sonova Holding AG	302,120
461	St. Galler Kantonalbank	163,126
729	Straumann Holding AG	133,308
6,680	Sulzer AG	363,061
8,414	Swatch Group AG(e)	1,170,671
13,536	Swatch Group AG(e)	388,200
6,922	Swiss Life Holding AG(b)	535,523
32,384	Swiss Reinsurance	768,702
38,012	Swisslog Holding AG	20,733
1,620	Swissquote Group Holding SA	67,289
424	Tamedia AG	19,919
2,779	Tecan Group AG	88,270
10,048	Temenos Group AG(b)	139,123
300	Valartis Group AG	4,248
4,161	Valiant Holding AG	731,770
885	Valora Holding AG	154,599
35	Vaudoise Assurances Holding SA	5,317
8,426	Vontobel Holding AG	187,005
609	VZ Holding AG	23,817
390	Walter Meier AG - Class A	18,026
531	Ypsomed Holding AG(b)	33,907
60	Zehnder Group AG	43,477
20	Zuger Kantonalbank AG	68,307

		24,525,954

TAIWAN — 0.5%
24,180	Ability Enterprise Co. Ltd.	24,192
70,000	Accton Technology Corp.(b)	21,857
25,000	Advantech Co. Ltd.	39,349
39,790	Altek Corp.	39,303
44,000	Ambassador Hotel (The)	50,043
135,168	AmTran Technology Co. Ltd.	61,053
76,265	Arima Photovoltaic & Optical Corp.(b)	10,102
61,000	Asia Polymer	31,333
76,000	Asia Vital Components Co. Ltd.	42,324
27,000	Avermedia Technologies, Inc.	29,586
59,280	Bank of Kaohsiung	14,584
21,030	Basso Industry Corp.	15,714
422,350	BES Engineering Corp.	103,104
24,000	Catcher Technology Co. Ltd.	60,372
138,000	Cathay No. 1 REIT	43,330
8,000	Cathay No. 2 REIT	2,252
189,000	Cathay Real Estate Development Co. Ltd.	57,607
283,000	Cheng Loong Corp.	69,465
57,597	Cheng Uei Precision Industry Co. Ltd.	80,156
106,720	Chia Hsin Cement Corp(b)	53,871
53,017	Chicony Electronics Co. Ltd.	86,599
328,000	China Airlines(b)	89,213
121,000	China General Plastics Corp.(b)	39,085

40

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Shares		Value

TAIWAN (continued)
98,440	China Life Insurance Co. Ltd.(b)	$41,947
217,505	China Manmade Fibers	36,888
37,471	China Metal Products	29,767
176,000	China Motor Corp.	74,741
417,260	China Petrochemical Development Corp.(b)	96,394
30,114	China Steel Chemical Corp.	57,121
44,000	China Synthetic Rubber Corp.	43,506
59,000	Chin-Poon Industrial Co.	26,150
23,000	Chroma ATE, Inc.	22,090
90,389	Chun Yuan Steel	29,139
51,000	Chung Hsin Electric & Machinery Manufacturing Corp.	25,651
82,441	Chung Hung Steel Corp.	26,593
55,000	Chung HWA Pulp Corp.	17,020
1,983,000	Chunghwa Picture Tubes Ltd.	330,367
38,000	Clevo Co.	43,523
709,000	CMC Magnetics Corp.(b)	150,519
24,150	Compal Communications, Inc.	18,629
353,000	Compeq Manufacturing Co.	90,317
204,689	Continental Engineering Corp.	62,574
30,425	Cosmos Bank Taiwan(b)	2,512
77,838	CTCI Corp.	57,465
32,136	CyberTAN Technology, Inc.	35,692
16,000	Depo Auto Parts Ind. Co. Ltd.	28,047
109,397	D-Link Corp.	79,004
653,000	E.Sun Financial Holding Co. Ltd.	175,567
160,739	Eastern Media International	27,559
32,000	Elan Microelectronics Corp.	31,788
24,570	Elite Semiconductor Memory Technology, Inc.	23,543
166,789	Elitegroup Computer Systems	54,056
29,080	Entie Commercial Bank(b)	7,838
75,000	Epistar Corp.	147,622
160,933	Eternal Chemical Co. Ltd.	115,634
432,000	Eva Airways Corp.(b)	121,949
99,000	Evergreen International Storage & Transport Corp.	67,055
109,000	Everlight Chemical Industrial Corp.	35,627
20,264	Everlight Electronics Co. Ltd.	42,771
181,000	Far Eastern Department Stores Co. Ltd.	112,898
458,014	Far Eastern International Bank(b)	90,248
104,000	Federal Corp.	38,604
45,320	Feng Hsin Iron & Steel Co.	55,610
42,599	Feng TAY Enterprise Co. Ltd.	26,277
30,000	First Steamship Co. Ltd.	37,866
7,345	Formosa International Hotels Corp.	83,772
170,000	Formosa Taffeta Co. Ltd.	109,258
93,000	Formosan Rubber Group, Inc.	44,097
72,000	FSP Technology, Inc.	56,664

Shares		Value

TAIWAN (continued)
89,000	Fubon No 2 REIT	$27,042
27,300	Giant Manufacturing Co. Ltd.	64,523
179,500	Gigabyte Technology Co. Ltd.	124,925
51,000	Globe Union Industrial Corp.	29,134
159,000	Gold Circuit Electronics Ltd.	50,174
183,559	Goldsun Development & Construction Co. Ltd.	71,357
224,000	Grand Pacific Petrochemical(b)	58,680
59,000	Great China Metal Industry	31,391
66,000	Great Taipei Gas Co. Ltd.	29,012
41,233	Great Wall Enterprise Co.	42,856
54,866	Greatek Electonics, Inc.	44,669
108,000	Hey Song Corp.	43,168
84,601	Highwealth Construction Corp.	67,042
102,000	Ho Tung Chemical Corp.(b)	29,802
21,000	Hotai Motor Co. Ltd.	36,391
68,000	Hsin Kuang Steel Co. Ltd.	35,437
201,000	Hua Eng Wire & Cable Co., Ltd.	38,027
37,743	Hung Poo Real Estate Development Corp.	34,954
69,000	Hung Sheng Construction Co. Ltd.	21,626
35,341	Ichia Technologies, Inc.	13,978
338,000	Inventec Co. Ltd.	169,088
19,792	Johnson Health Tech Co. Ltd.	16,059
75,730	Kenda Rubber Industrial Co. Ltd.(b)	63,797
149,000	Kindom Construction Co.	54,320
291,456	King Yuan Electronics Co. Ltd.	87,321
141,185	King’s Town Bank(b)	31,055
244,343	Kinpo Electronics, Inc.	61,228
46,000	Kinsus Interconnect Technology Corp.	83,026
128,000	Kuoyang Construction Co. Ltd.	41,341
254,000	Kwong Fong Industries(b)	39,186
5,000	Largan Precision Co. Ltd.	40,115
237,000	Lealea Enterprise Co. Ltd.(b)	33,124
25,000	LEE Chang Yung Chem IND Corp.	21,712
124,745	Lien Hwa Industrial Corp.	53,298
78,841	Long Bon Development Co. Ltd.	17,563
44,000	Long Chen Paper Co. Ltd.(b)	9,515
413,000	Macronix International	171,927
117,000	Mercuries & Associates Ltd.	44,439
18,000	Merida Industry Co. Ltd.	25,635
17,849	Merry Electronics Co. Ltd.	17,517
201,347	Micro-Star International Co. Ltd.	123,472
232,000	Mitac International	107,229
77,000	Mitac Technology Corp.	41,055
16,044	Nan Kang Rubber Tire Co. Ltd.	11,722
22,000	Nan Ya Printed Circuit Board Corp.	61,540
521,000	Nanya Technology Corp.(b)	116,872
81,000	Nien Hsing Textile Co. Ltd.	28,899

41

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Shares		Value

TAIWAN (continued)
87,360	Opto Technology Corp.	$47,083
62,473	Oriental Union Chemical Corp.	33,485
90,000	Pan Jit International, Inc.	44,182
36,569	Pan-International Industrial.	38,386
135,000	Phihong Technology Co. Ltd.	46,026
191,542	Phoenix Precision Technology Corp.	63,010
26,260	Pihsiang Machinery Manufacturing Co. Ltd.	42,749
165,000	POU Chen Corp.	97,947
179,026	Prince Housing Development Corp.	48,499
121,000	Prodisc Technology, Inc.(b)	3,732
394,000	Qisda Corp.	139,190
109,000	Radium Life Tech Co. Ltd.	47,827
38,000	Realtek Semiconductor Corp.	61,455
8,000	Richtek Technology Corp.	40,394
630,000	Ritek Corp.(b)	132,610
82,000	Ruentex Development Co. Ltd.	57,790
99,000	Ruentex Industries Ltd.	82,447
142,497	Sampo Corp.(b)	27,825
94,519	Sanyang Industrial Co. Ltd.	27,313
37,000	Sheng Yu Steel Co. Ltd.	25,495
53,000	Shihlin Electric & Engineering Corp.	52,969
32,000	Shihlin Paper Corp.(b)	32,458
49,000	Shin Kong No.1 REIT	12,722
443,425	Shinkong Synthetic Fibers Corp.	83,517
79,000	Shinkong Textile Co. Ltd.	45,658
205,869	Silicon Integrated Systems Corp.(b)	57,799
52,170	Sincere Navigation Corp.	49,199
1,690,000	SinoPac Financial Holdings Co. Ltd.	443,559
59,879	Sintek Photronic Corp.(b)	21,846
30,434	Sinyi Realty Co.	38,548
24,069	Springsoft, Inc.	16,255
130,399	Sunplus Technology Co. Ltd.	65,126
38,500	Sunrex Technology Corp.	31,437
63,290	TA Chen Stainless Pipe Co. Ltd.	33,311
429,000	TA Chong Bank Co. Ltd.(b)	63,274
80,000	Ta Ya Electric Wire & Cable.	14,663
350,595	Taichung Commercial Bank.	80,009
339,000	Tainan Spinning Co. Ltd.	81,222
1,118,000	Taishin Financial Holding Co. Ltd.	252,037
480,000	Taiwan Business Bank(b)	108,449
133,000	Taiwan Glass Industrial Corp.	94,799
30,000	Taiwan Hon Chuan Enterprise Co. Ltd.	43,738
75,428	Taiwan Life Insurance Co. Ltd.	39,586
71,544	Taiwan Navigation Co. Ltd.	116,458
38,117	Taiwan Secom Co. Ltd.	57,466
46,359	Taiwan Sogo Shin Kong Security Co. Ltd.	23,883
79,483	Taiwan Styrene Monomer Corp.	30,556

Shares		Value

TAIWAN (continued)
72,000	Taiwan TEA Corp.(b)	$30,655
84,000	Taiyen Biotech Co. Ltd.	39,727
732,000	Tatung Co. Ltd.(b)	195,316
364,000	Teco Electric and Machinery Co. Ltd.	143,992
62,764	Test-Rite International Co.	31,566
152,000	Ton Yi Industrial Corp.	57,270
33,845	Tong Yang Industry Co. Ltd.	29,679
23,000	Transcend Information, Inc.	62,978
36,764	Tsann Kuen Enterprise Co. Ltd.	27,425
84,135	TSRC Corp.	96,330
61,000	Tung Ho Steel Enterprise Corp.	52,538
199,000	Tycoons Group Enterprise(b)	32,447
22,000	U-Ming Marine Transport Corp.	39,675
131,000	Union Bank of Taiwan(b)	24,429
152,000	Unitech Printed Circuit Board Corp.	53,930
96,000	Universal Cement Corp.(b)	39,573
247,783	Universal Scientific Industrial Co. Ltd.	79,247
161,039	UPC Technology Corp.	57,131
111,000	USI Corp.	40,760
66,000	Via Technologies, Inc.(b)	35,931
727,000	Walsin Lihwa Corp.	186,730
62,526	Walsin Technology Corp.	19,462
99,000	Wan Hai Lines Ltd.	45,320
356,367	Waterland Financial Holdings	86,213
53,000	Wei Chuan Food Corp.(b)	43,203
808,000	Winbond Electronics Corp.(b)	145,317
132,000	Wintek Corp.	60,694
144,000	Wistron Corp.	182,132
54,000	WPG Holdings Co. Ltd.	44,782
117,597	Ya Hsin Industrial Co. Ltd.(b)(c)(d)	0
274,000	Yageo Corp.	62,181
367,000	Yang Ming Marine Transport Corp.	129,558
76,000	Yeun Chyang Industrial Co. Ltd.	39,424
247,872	Yieh Phui Enterprise Co. Ltd.	80,247
77,000	Yosun Industrial Corp.	49,654
253,242	Yuen Foong Yu Paper Manufacturing Co. Ltd.	82,092
241,000	Yulon Motor Co. Ltd.	153,419
71,000	Yungtay Engineering Co. Ltd.	37,028
14,169	Zinwell Corp.	24,156
30,416	Zyxel Communications Corp.	17,225

		12,220,121

THAILAND — 0.1%
108,700	Amata Corp. Public Co. Ltd.	12,014
344,900	Asian Property Development Public Co. Ltd.	33,038
75,000	Bangkok Dusit Medical Services Public Co. Ltd.	42,086
58,400	Bangkok Expressway Public Co. Ltd.	25,654

42

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Shares		Value

THAILAND (continued)
8,600	Bangkok Insurance Public Co. Ltd.	$48,502
1,200,000	Bangkok Land Public Co. Ltd. - NVDR(b)	8,446
91,200	BEC World Public Co. Ltd.	51,176
1,158,900	CalComp Electronics Public Co. Ltd.	71,600
226,100	Central Plaza Hotel Public Co. Ltd.	19,480
190,700	CH Karnchang Public Co. Ltd.	20,429
1,631,600	Charoen Pokphand Foods Public Co. Ltd.	153,519
115,200	CP ALL Public Co. Ltd.	40,811
217,000	Delta Electronics Thai Public Co. Ltd.	73,184
79,700	Glow Energy Public Co. Ltd.	53,532
84,200	Hana Microelectronics Public Co. Ltd.	28,874
1,785,800	Hemaraj Land and Development Public Co. Ltd.	27,330
329,224	Home Product Center Public Co. Ltd.	42,920
63,100	ICC International Public Co. Ltd.(c)	79,132
2,285,000	IRPC Public Co. Ltd.	183,914
664,100	Italian-Thai Development Public Co. Ltd.(b)	47,429
120,000	Khon Kaen Sugar Industry Public Co. Ltd.	26,527
81,200	Kiatnakin Bank Public Co. Ltd.	32,678
75,500	Kim Eng Securities Public Co. Ltd.	21,611
452,800	Land & Houses Public Co. Ltd. -NVDR	48,846
116,800	Major Cineplex Group Public Co. Ltd.	21,185
28,700	MBK Public Co. Ltd.	42,296
39,400	Padaeng Industry Public Co. Ltd.- NVDR	14,955
205,100	Precious Shipping Public Co. Ltd.	73,382
264,700	PTT Aromatics & Refining Public Co. Ltd.	108,026
92,700	Regional Container Lines Public Co. Ltd.(b)	18,128
153,900	Robinson Department Store Public Co. Ltd.	34,893
115,300	Rojana Industrial Park Public Co. Ltd.	12,221
36,000	Saha-Union Public Co. Ltd.	13,774
2,132,000	Sahaviriya Steel Industries Public Co. Ltd.(b)	24,773
173,600	Siam City Bank Public Co. Ltd.	48,953
10,600	Siam City Cement Public Co. Ltd.	43,109
19,300	Siam Makro Public Co. Ltd.	37,604

Shares		Value

THAILAND (continued)
177,400	Sino Thai Engineering & Construction Public Co. Ltd.(b)	$19,004
1,330,700	Tata Steel Thailand Public Co. Ltd.	40,730
143,800	Thai Plastic & Chemical Public Co. Ltd. - FOR	68,692
18,200	Thai Stanley Electric Public Co. Ltd.	35,074
159,300	Thai Union Frozen Products Public Co. Ltd. - NVDR	99,196
126,700	Thaicom Public Co. Ltd.(b)	14,794
244,900	Thanachart Capital Public Co. Ltd.	77,735
155,760	Thoresen Thai Agencies Public Co. Ltd.(e)	71,841
89,300	Ticon Industrial Connection Public Co. Ltd.	17,842
77,800	Tisco Financial Group Public Co. Ltd. - NVDR	31,310
4,947,400	TMB Bank Public Co. Ltd.(b)	78,519
463,100	TPI Polene Public Co. Ltd.(b)	45,148
256,900	Vinythai Public Co. Ltd.	32,763

		2,318,679

TURKEY — 0.1%
0	Acibadem Saglik Hizmetleri ve Ticaret AS(b)	2
13,070	Akcansa Cimento AS(b)	28,581
5,197	Akenerji Elektrik Uretim AS	26,802
21,553	Aksa Akrilik Kimya Sanayii(b)	26,507
73,605	Aksigorta AS	147,783
28,525	Alarko Holding AS	38,817
38,219	Anadolu Cam Sanayii AS(b)	30,710
25,952	Anadolu Hayat Emeklilik AS	28,296
54,192	Anadolu Sigorta	36,443
86,901	Asya Katilim Bankasi AS(b)	82,983
37,318	Aygaz AS	55,140
5,750	Bati Cimento(b)	20,967
10,639	BIM Birlesik Magazalar AS	290,613
34,153	Bolu Cimento Sanayii AS(b)	34,544
514	Brisa Bridgestone Sabanci(b)	14,346
1,034	BSH Ev Aletleri Sanayi ve Ticaret AS	15,503
16,881	Bursa Cimento	57,862
4,298	Celebi Hava Servisi	23,819
12,995	Cimsa Cimento Sanayi ve Ticaret AS(b)	33,315
19,705	Coca-Cola Icecek AS	92,266
10,444	Deva Holding AS(b)	18,268
362,916	Dogan Sirketler Grubu Holdings(b)	145,682
54,726	Dogan Yayin Holding(b)	22,678
12,000	Dogus Otomotiv Servis ve Ticaret AS	20,343

43

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Shares		Value

TURKEY (continued)
90,228	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	$68,159
12,207	Ford Otomotiv Sanayi AS	40,839
40,281	Global Yatirim Holding AS(b)	9,819
2,500	Goodyear Lastikleri Turk AS(b)	11,772
21,743	Grundig Elektronik AS(b)	8,409
45,998	Hurriyet Gazetecilik AS(b)	19,846
60,066	Ihlas Holding(b)	11,240
15,750	Izmir Demir Celik Sanayi AS	18,527
47,545	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS - Class A(b)	32,010
428	Kartonsan Karton Sanayi	16,030
842	Konya Cimento Sanayii AS	24,438
83,872	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret AS(b)	83,794
14,961	Mardin Cimento Sanayii	45,214
1	Migros Turk TAS(b)	11
2,633	Nortel Networks Netas Telekomunikasyon AS	24,135
5,026	Otokar Otobus Karoseri Sanayi AS	35,140
23,144	Petkim Petrokimya Holding AS(b)	66,866
7,882	Pinar SUT Mamulleri Sanayii	15,174
11,864	Sarkuysan Elektrolitik Bakir	14,821
50,591	Sekerbank TAS	48,540
38,496	Selcuk Ecza Deposu Ticaret ve Sanayi AS	43,339
18,260	TAT Konserve(b)	16,899
10,000	TAV Havalimanlari Holding AS(b)	21,078
72,944	Tekstil Bankasi AS(b)	25,423
12,500	Tofas Turk Otomobil Fabrikasi AS	15,139
102,456	Trakya Cam Sanayi AS(b)	72,171
19,371	Tupras Turkiye Petrol Rafine	194,111
0	Turk Demir Dokum Fabrikalari(b)	1
33,902	Turk Ekonomi Bankasi AS(b)	19,695
12,729	Turk Hava Yollari AO(b)	62,310
148,735	Turk Sise ve Cam Fabrikalari AS(b)	116,062
65,431	Turkiye Sinai Kalkinma Bankasi AS(b)	37,990
124,100	Turkiye Vakiflar Bankasi Tao	140,510
33,758	Ulker Biskuvi Sanayi AS	50,194
47,025	Vestel Elektonik Sanayi(b)	41,554
15,401	Yapi Kredi Finansal Kiralama AO	24,751
9,284	Yapi Kredi Sigorta AS	39,091
12,270	Zorlu Enerji Elektrik Uretim AS(b)	21,763

		2,829,135

Shares		Value

UNITED KINGDOM — 3.4%
186,752	Aberdeen Asset Management Plc	$362,160
25,242	Admiral Group Plc	337,562
19,217	AEA Technology Plc(b)	5,096
145,188	Aegis Group Plc	194,369
20,918	Aga Rangemaster Group Plc	30,845
63,284	Aggreko Plc	536,712
70,231	AMEC Plc	639,306
162,541	Amlin Plc	860,169
16,793	Anglo Pacific Group Plc	33,340
111,165	Anite Plc	46,981
196,439	Antisoma Plc(b)	78,988
47,570	Antofagasta Plc	408,248
57,224	Arena Leisure Plc	15,159
13,785	Ark Therapeutics Group Plc(b)	10,775
183,355	ARM Holdings Plc	322,035
71,935	Arriva Plc	491,091
32,308	Ashmore Group Plc	107,340
202,932	Ashtead Group Plc	187,820
23,379	Atkins (WS) Plc	210,883
29,200	Autonomy Corp. Plc(b)	612,592
10,641	Aveva Group Plc	88,540
76,299	Avis Europe Plc(b)	18,435
7,640	Axis-Shield Plc(b)	32,937
47,470	Babcock International Group Plc	304,518
71,388	Balfour Beatty Plc	352,524
2,496	Barr (A.G.) Plc	47,900
189,338	BBA Aviation Plc	292,328
158,452	Beazley Group Plc	235,904
49,839	Bellway Plc	525,070
24,568	Berkeley Group Holdings Plc(b)	353,307
11,301	Bloomsbury Publishing Plc	20,837
7,949	BlueBay Asset Management Plc	21,310
85,944	Bodycote Plc	181,412
20,611	Boot (Henry) Plc	22,248
50,440	Bovis Homes Group Plc	341,596
8,349	BPP Holdings Plc	71,740
52,487	Brewin Dolphin Holdings Plc	91,023
144,032	Brit Insurance Holdings Plc	391,240
260,207	British Airways Plc	563,450
60,550	British Land Co. Plc	382,068
17,076	Britvic Plc	65,732
32,163	Brixton Plc	13,682
39,513	BSS Group Plc	185,652
20,638	BTG Plc(b)	44,317
66,483	Bunzl Plc	536,059
91,462	Burberry Group Plc	544,410
4,396	Business Post Group Plc	19,567
536,278	Cable & Wireless Plc	1,180,999
19,013	Cairn Energy Plc(b)	596,114
50,269	Capita Group Plc (The)	506,845
15,999	Care U.K. Plc	66,886
130,949	Carillion Plc	511,446
8,224	Carpetright Plc	69,997

44

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Shares		Value

UNITED KINGDOM (continued)
189,902	Carphone Warehouse Group Plc	$415,871
20,799	Centaur Media Plc	11,428
7,437	Charles Stanley Group Plc	23,302
5,241	Charles Taylor Consulting Plc	13,218
54,505	Charter International Plc	448,449
4,667	Chemring Group Plc	144,787
16,591	Chesnara Plc	32,802
8,296	Chime Communications Plc	10,399
38,662	Chloride Group Plc	93,086
4,522	Chrysalis Group Plc(b)	3,646
4,407	Clarkson Plc	33,176
45,498	Close Brothers Group Plc	420,452
232,077	Cobham Plc	601,231
57,075	Collins Stewart Plc	79,495
136,065	Colt Telecom Group SA(b)	189,423
27,294	Communisis Plc	12,173
60,264	Computacenter Plc	134,323
4,293	Consort Medical Plc	24,724
45,221	Cookson Group Plc	12,917
5,973	Corin Group Plc	5,183
121,107	Costain Group Plc	43,650
7,117	Cranswick Plc	63,617
34,340	Croda International Plc	273,976
50,222	CSR Plc(b)	193,357
62,834	Daily Mail & General Trust Plc - Class A	305,076
52,160	Dairy Crest Group Plc	238,735
32,414	Dana Petroleum Plc(b)	599,285
67,881	Davis Service Group Plc	261,870
34,789	De la Rue Plc	493,115
95,191	Debenhams Plc	128,046
5,612	Dechra Pharmaceuticals Plc	33,475
21,260	Delta Plc	36,288
7,620	Development Securities Plc	30,311
51,874	Devro Plc	70,426
6,246	Dignity Plc	48,407
242,728	Dimension Data Holdings Plc(e)	182,230
46,143	Diploma Plc	74,724
20,795	Domino Printing Sciences Plc	75,776
71,675	Drax Group Plc	543,539
171,456	DS Smith Plc	195,626
579,854	DSG International Plc	365,217
2,787	Dunelm Group Plc	10,706
13,810	eaga Plc	27,297
78,409	easyJet Plc(b)	364,510
78,464	Electrocomponents Plc	182,570
107,465	Elementis Plc	41,051
4,883	Emerald Energy Plc(b)	34,882
81,064	Ennstone Plc(c)(d)	1,379
14,750	Erinaceous Group Plc(b)(c)	360
13,642	Euromoney Institutional Investor Plc	50,666
76,105	Evolution Group Plc	134,216
103,201	F&C Asset Management Plc	118,146

Shares		Value

UNITED KINGDOM (continued)
23,644	Fenner Plc	$29,748
4,749	Fidessa Group Plc	77,111
65,866	Filtrona Plc	115,863
11,172	Filtronic Plc(b)	5,221
20,335	Findel Plc	45,743
117,373	Firstgroup Plc	574,222
13,270	Forth Ports Plc	191,248
312,657	Fortune Oil Plc(b)	27,814
8,125	French Connection Group Plc	8,592
1,047,285	Friends Provident Plc	985,433
4,872	Fuller Smith & Turner	32,874
58,668	Future Plc	13,622
267,605	G4S Plc	742,051
145,122	Galiform Plc	67,484
111,059	Galliford Try Plc	88,839
85,424	Game Group Plc	248,486
5,558	Games Workshop Group Plc(b)	16,422
3,194	Gem Diamonds Ltd.(b)	5,876
18,694	Genus Plc	167,094
126,850	GKN Plc	222,561
10,109	Go-Ahead Group Plc	189,919
41,729	Great Portland Estates Plc	188,215
28,000	Greene King Plc	257,005
2,569	Greggs Plc	130,871
26,494	Halfords Group Plc	129,680
108,988	Halma Plc	285,932
47,342	Hammerson Plc	219,355
47,783	Hampson Industries Plc	69,651
4,000	Hansard Global Plc	9,273
6,039	Hardy Underwriting Bermuda Ltd.	26,038
29,508	Hargreaves Lansdown Plc	95,599
230,596	Hays Plc	306,103
25,455	Headlam Group Plc	104,941
30,209	Helical Bar Plc	151,284
38,760	Helphire Plc	21,498
148,870	Henderson Group Plc	192,422
14,452	Heritage Oil Ltd.(b)	81,469
47,848	Hikma Pharmaceuticals Plc	274,500
19,720	Hill & Smith Holdings Plc	65,687
100,708	HMV Group Plc	211,539
11,931	Holidaybreak Plc	44,242
127,613	Home Retail Group Plc	469,587
17,525	Homeserve Plc	317,186
35,973	Hunting Plc	245,599
42,351	Huntsworth Plc	39,132
3,867	Hyder Consulting Plc	6,407
137,333	ICAP Plc	750,715
65,926	IG Group Holdings Plc	213,261
37,129	Imagination Technologies Group Plc(b)	54,786
69,519	IMI Plc	364,477
63,450	Informa Plc	277,322
59,469	Inmarsat Plc	423,987
91,379	Innovation Group Plc	9,357

45

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Shares		Value

UNITED KINGDOM (continued)
37,384	Intercontinental Hotels Group Plc	$355,181
16,587	Intermediate Capital Group Plc	118,387
81,006	International Personal Finance Plc	173,700
683,838	International Power Plc	2,499,076
26,823	Interserve Plc	80,910
28,289	Intertek Group Plc	424,144
119,679	Invensys Plc(b)	349,511
146,929	Investec Plc	703,773
43,218	IP Group Plc(b)	29,478
34,860	ITE Group Plc	49,116
1,090,131	ITV Plc	511,848
8,493	James Fisher & Sons Plc	55,859
31,692	Jardine Lloyd Thompson Group Plc	206,355
34,145	JKX Oil & Gas Plc	102,303
10,464	John Menzies Plc	17,199
147,668	John Wood Group Plc	516,847
48,515	Johnson Matthey Plc	856,710
83,271	Johnston Press Plc(b)	14,988
96,583	Kazakhmys Plc	750,352
164,431	KCOM Group Plc	65,435
21,667	Keller Group Plc	189,589
91,312	Kesa Electricals Plc	178,008
8,554	Kier Group Plc	123,642
1,062,773	Kingfisher Plc	2,893,105
9,766	Kofax Plc	17,998
89,736	Ladbrokes Plc	309,974
35,733	Laird Plc	81,566
80,156	Land Securities Group Plc	661,017
3,223	Lavendon Group Plc	7,411
2,641,550	Legal & General Group Plc	2,244,214
27,023	Liberty International Plc	158,391
4,601	Liontrust Asset Management Plc	7,141
238,679	Logica Plc	269,253
50,259	London Stock Exchange Group Plc	550,793
26,750	Lonmin Plc	561,706
33,575	Lookers Plc	22,930
16,540	Low and Bonar Plc	6,555
30,676	Luminar Group Holdings Plc	62,133
3,333	M.J. Gleeson Group Plc(b)	4,016
537,672	Man Group Plc	1,987,378
234,589	Marks & Spencer Group Plc	1,162,215
60,876	Marshalls Plc	100,293
78,824	Marston’s Plc	198,381
54,800	McBride Plc	102,129
8,244	McKay Securities Plc	14,485
307,853	Meggitt Plc	815,832
216,890	Melrose Plc	299,155
16,570	Melrose Resources Plc	66,869
73,933	Michael Page International Plc	299,895
21,967	Micro Focus International Plc	103,198
68,963	Millennium & Copthorne Hotels Plc	223,854

Shares		Value

UNITED KINGDOM (continued)
100,405	Misys Plc	$204,929
64,668	Mitie Group Plc	199,162
121,526	Mondi Plc	315,137
125,036	Moneysupermarket.com Group Plc	98,415
97,272	Morgan Crucible Co. Plc	161,879
14,276	Morgan Sindall Plc	128,793
30,189	Mothercare Plc	170,283
16,232	Mouchel Group Plc	61,464
15,625	MWB Group Holdings Plc(b)	10,609
46,851	N Brown Group Plc	162,233
28,575	National Express Group Plc	109,917
18,906	Nestor Healthcare Group Plc	7,664
26,838	Next Plc	641,921
125,910	Northern Foods Plc	114,660
28,036	Northgate Plc	60,448
77,366	Northumbrian Water Group Plc	254,181
18,509	Novae Group Plc	98,465
1,739,120	Old Mutual Plc	1,732,686
65,932	Oxford Biomedica Plc(b)	9,470
37,301	Pace Plc(b)	93,525
12,081	Partygaming Plc(b)	47,110
5,299	PayPoint Plc	37,334
32,955	Pendragon Plc	6,798
50,819	Pennon Group Plc	332,341
138,583	Persimmon Plc	772,977
5,675	Peter Hambro Mining Plc	52,959
19,236	Petrofac Ltd.	162,268
6,142	Phoenix IT Group Ltd.	13,262
56,972	Photo-Me International Plc(b)	14,904
73,007	Premier Farnell Plc	165,271
954,316	Premier Foods Plc	504,963
19,340	Premier Oil Plc(b)	296,319
19,473	Provident Financial Plc	242,500
39,282	Psion Plc	35,807
96,853	PV Crystalox Solar Plc	160,871
58,688	PZ Cussons Plc	137,976
236,156	QinetiQ Group Plc	461,256
53,253	Rank Group Plc(b)	52,308
11,661	Rathbone Brothers Plc	136,470
3,513	REA Holdings Plc	20,679
64,972	Redrow Plc(b)	191,360
6,462	Renishaw Plc	36,979
2,330	Rensburg Sheppards Plc	16,579
235,480	Rentokil Initial Plc	227,172
28,774	Restaurant Group Plc	67,776
290,030	Rexam Plc	1,343,433
7,755	Ricardo Plc	25,126
13,819	RM Plc	29,813
17,399	Robert Walters Plc	29,854
15,157	Robert Wiseman Dairies Plc	77,547
22,720	ROK Plc	18,388
20,874	Rotork Plc	249,658
23,225	RPC Group Plc	51,061
66,067	RPS Group Plc	184,257
28,505	RSA Insurance Group Plc	54,840

46

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Shares		Value

UNITED KINGDOM (continued)
476,620	Sage Group Plc (The)	$1,297,926
31,022	Savills Plc	128,387
45,246	Schroders Plc	547,988
20,496	Schroders Plc - Non Voting	209,401
8,480	Scott Wilson Group Plc	7,610
24,501	SDL Plc(b)	118,196
401,076	Segro Plc	140,655
140,739	Senior Plc	72,939
98,945	Serco Group Plc	533,824
34,228	Severfield-Rowen Plc	111,386
34,311	Severn Trent Plc	527,913
32,455	Shaftesbury Plc	167,411
55,216	Shanks Group Plc	79,518
1,332	Shire Plc	16,655
75,517	SIG Plc	177,819
120,346	Smith & Nephew Plc	846,712
53,086	Smiths Group Plc	570,475
37,047	Smiths News Plc	54,683
18,921	Soco International Plc(b)	344,170
49,871	Southern Cross Healthcare Ltd.	74,896
41,569	Spectris Plc	360,719
20,664	Speedy Hire Plc	72,620
16,818	Spirax-Sarco Engineering Plc	211,895
170,913	Spirent Communications Plc	141,977
94,269	Sports Direct International Plc	95,398
54,276	SSL International Plc	380,526
7,688	St. Ives Group Plc	7,273
68,546	St. James’s Place Plc	170,023
20,664	St. Modwen Properties Plc	52,933
72,211	Stagecoach Group Plc	138,956
705,215	Standard Life Plc	1,960,775
13,168	Sthree Plc	44,550
2,744	STV Group Plc(b)	2,782
25,800	Subsea 7, Inc.(b)	192,864
171,109	Tate & Lyle Plc	693,527
5,162	Ted Baker Plc	28,183
6,061	Telecity Group Plc(b)	23,563
11,245	Telecom Plus Plc	49,019
156,034	Thomas Cook Group Plc	602,327
329,594	Tomkins Plc	841,439
35,892	Topps Tiles Plc	27,712
11,051	Town Centre Securities Plc	17,481
28,434	Travis Perkins Plc	293,668
33,611	Trinity Mirror Plc	26,449
35,484	TT electronics Plc	14,859
75,756	TUI Travel Plc	282,372
38,584	Tullett Prebon Plc	151,301
15,928	Tullow Oil Plc	188,028
30,000	UK Coal Plc(b)	52,882
16,341	Ultra Electronics Holdings	286,511
10,108	Umeco Plc	23,677
34,288	United Business Media Ltd.	232,207
99,107	United Utilities Group Plc	741,158
7,888	UTV Media Plc	8,082
49,708	Vectura Group Plc(b)	52,130
50,816	Vedanta Resources Plc	794,861

Shares		Value

UNITED KINGDOM (continued)
23,332	Venture Production Plc	$275,176
22,798	Victrex Plc	180,152
6,702	Vitec Group Plc (The)	23,151
36,133	VT Group Plc	245,890
78,552	Weir Group Plc (The)	557,248
10,904	Wellstream Holdings Plc	82,884
43,403	Wetherspoon (J.D.) Plc	261,248
33,542	WH Smith Plc	206,721
63,409	Whitbread Plc	877,099
11,510	White Young Green Plc	5,516
62,764	William Hill Plc	201,534
227,000	Willis Group Holdings Ltd.	6,244,770
14,285	Wilmington Group Plc	27,493
19,577	Wincanton Plc	45,992
54,494	Wolfson Microelectronics Plc(b)	97,532
24,930	Wolseley Plc(b)	447,115
339,266	Woolworths Group Plc(b)(c)(d)	6,123
55,996	WPP Plc	383,122
9,671	WSP Group Plc	38,735
10,220	Xaar Plc	12,778
65,077	Xchanging Plc	177,576
108,254	Yell Group Plc	63,057
30,967	Yule Catto & Co. Plc	28,670

		90,278,749

UNITED STATES — 40.8%
9,211	1-800-FLOWERS.COM, Inc. - Class A(b)	26,996
11,450	1st Source Corp.	224,878
76,715	3Com Corp.(b)	310,696
3,800	3D Systems Corp.(b)	26,638
6,529	4Kids Entertainment, Inc.(b)	8,357
11,400	99 Cents Only Stores(b)	122,436
2,900	A.M. Castle & Co.	28,101
3,500	A.O. Smith Corp.	108,815
3,422	AAON, Inc.	66,661
7,600	AAR Corp.(b)	114,532
7,100	Aaron’s, Inc.	238,276
700	Abaxis, Inc.(b)	10,584
8,900	Abington Bancorp, Inc.	78,231
10,300	Abiomed, Inc.(b)	68,701
405,000	ABM Industries, Inc.	7,095,600
3,800	Abraxas Petroleum Corp.(b)	3,344
10,020	AC Moore Arts & Crafts, Inc.(b)	29,559
5,700	Acacia Research-Acacia Technologies(b)	24,681
8,444	Acadia Pharmaceuticals, Inc.(b)	8,360
4,279	Acadia Realty Trust	62,046
1,814	Accelrys, Inc.(b)	8,163
7,800	ACCO Brands Corp.(b)	16,302
17,500	Accuride Corp.(b)	6,475
3,200	ACI Worldwide, Inc.(b)	55,264
5,946	Actel Corp.(b)	73,552
9,100	ActivIdentity Corp.(b)	19,565
142,000	Activision Blizzard, Inc.(b)	1,529,340
6,800	Actuant Corp. - Class A	83,368

47

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Shares		Value

UNITED STATES (continued)
9,350	Actuate Corp.(b)	$34,595
1,000	Acuity Brands, Inc.	28,740
58,880	Adaptec, Inc.(b)	168,397
17,100	ADC Telecommunications, Inc.(b)	125,856
151,500	Administaff, Inc.	4,038,990
129,000	Adobe Systems, Inc.(b)	3,528,150
12,705	Adolor Corp.(b)	28,586
11,500	Adtran, Inc.	243,225
730	Advance America Cash Advance Centers, Inc.	2,920
359,366	Advance Auto Parts, Inc.	15,722,262
16,100	Advanced Analogic Technologies, Inc.(b)	77,280
7,300	Advanced Energy Industries, Inc.(b)	61,539
1,965	Advanta Corp. - Class A	1,533
2,000	Advanta Corp. - Class B	2,340
2,500	Advent Software, Inc.(b)	83,100
17,260	ADVENTRX Pharmaceuticals, Inc.(b)	2,762
1,500	Advisory Board Co. (The)(b)	27,960
1,200	AEP Industries, Inc.(b)	24,396
6,900	Aeropostale, Inc.(b)	234,393
2,800	AFC Enterprises(b)	17,388
4,000	Agilysys, Inc.	24,120
672	Agree Realty Corp.	10,725
2,800	Air Methods Corp.(b)	74,340
6,280	Airspan Networks, Inc.(b)	628
16,229	Airtran Holdings, Inc.(b)	112,792
6,300	AK Steel Holding Corp.	81,963
5,751	Akorn, Inc.(b)	4,831
1,000	Alamo Group, Inc.	11,260
7,600	Alaska Air Group, Inc.(b)	127,528
8,500	Alaska Communications Systems Group, Inc.	51,255
3,400	Albany International Corp. - Class A	31,552
17,293	Albany Molecular Research, Inc.(b)	168,780
200,000	Alberto-Culver Co.	4,458,000
200	Alexandria Real Estate Equities, Inc.	7,296
7,000	Alexza Pharmaceuticals, Inc.(b)	11,620
1,642	Alico, Inc.	43,562
4,400	Align Technology, Inc.(b)	54,604
7,629	Alkermes, Inc.(b)	58,362
25,700	Alleghany Corp.(b)	6,519,062
42,000	Allergan, Inc.	1,959,720
2,600	Allete, Inc.	67,704
9,900	Alliance Imaging, Inc.(b)	77,913
29,100	Alliance One International, Inc.(b)	109,125
1,900	Allion Healthcare, Inc.(b)	10,583
8,408	Allis-Chalmers Energy, Inc.(b)	16,227
21,600	Allos Therapeutics, Inc.(b)	132,408

Shares		Value

UNITED STATES (continued)
6,556	Allscripts Healthcare Solutions, Inc.	$81,426
2,700	Alnylam Pharmaceuticals, Inc.(b)	49,599
5,825	Alon USA Energy, Inc.	73,978
3,900	Alpha Natural Resources, Inc.(b)	79,872
12,326	Alphatec Holdings, Inc.(b)	25,268
2,700	AMAG Pharmaceuticals, Inc.(b)	121,095
3,470	Ambassadors Group, Inc.	42,334
4,100	AMCOL International Corp.	79,458
4,476	Amcore Financial, Inc.	6,580
4,000	Amedisys, Inc.(b)	134,160
2,700	Amerco, Inc.(b)	87,615
5,000	American Axle &
	Manaufacturing Holdings, Inc.	5,000
8,206	American Campus Communities, Inc.	177,906
3,399	American Dental Partners, Inc.(b)	23,606
3,500	American Ecology Corp.	57,820
11,600	American Equity Investment Life Holding Co.	65,308
1,500	American Financial Group, Inc.	26,370
6,700	American Greetings Corp. - Class A	52,595
142	American Italian Pasta Co. - Class A(b)	4,464
409,531	American Medical Systems Holdings, Inc.(b)	5,065,898
10,500	American Oil & Gas, Inc.(b)	7,035
2,757	American Physicians Capital, Inc.	114,857
3,100	American Science & Engineering, Inc.	186,806
1,800	American Software, Inc. - Class A	9,990
3,500	American States Water Co.	120,855
5,802	American Superconductor Corp.(b)	149,111
5,300	American Vanguard Corp.	67,787
4,400	American Woodmark Corp.	91,080
1,883	AmericanWest Bancorp(b)	1,506
1,824	America’s Car-Mart, Inc.(b)	29,585
8,100	AMERIGROUP Corp.(b)	241,947
1,933	Ameris Bancorp	12,661
6,900	Amerisafe, Inc.(b)	105,984
6,300	Ameristar Casinos, Inc.	129,276
800	Ameron International Corp.	47,336
48,000	Ametek, Inc.	1,546,080
6,875	AMICAS, Inc.(b)	14,850
29,300	Amkor Technology, Inc.(b)	126,283
5,500	AMN Healthcare Services, Inc.(b)	37,895
2,100	Ampco-Pittsburgh Corp.	51,156
2,100	Amrep Corp.(b)	39,039

48

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Shares		Value

UNITED STATES (continued)
3,396	Amsurg Corp.(b)	$69,754
9,600	Anadigics, Inc.(b)	28,992
1,800	Analogic Corp.	65,520
7,272	Anaren, Inc.(b)	94,609
4,076	Anchor Bancorp Wisconsin, Inc.	6,644
2,100	Andersons, Inc. (The)	33,747
6,500	Angiodynamics, Inc.(b)	82,355
900	Anika Therapeutics, Inc.(b)	5,058
8,600	Ann Taylor Stores Corp.(b)	63,554
1,769	Ansys, Inc.(b)	48,860
1,200	Apartment Investment & Management Co. - Class A	8,760
5,300	Apogee Enterprises, Inc.	71,020
39,000	Apollo Gold Corp.(b)	15,688
5,300	Applied Industrial Technologies, Inc.	119,250
13,950	Applied Micro Circuits Corp.(b)	76,028
353,900	Aptargroup, Inc.	10,981,517
2,600	Arbitron, Inc.	54,132
57	ARCA Biopharma, Inc.(b)	547
4,000	Arch Chemicals, Inc.	96,720
6,057	Arctic Cat, Inc.	24,228
11,300	Arena Pharmaceuticals, Inc.(b)	31,753
3,400	Arena Resources, Inc.(b)	97,478
6,253	Argon ST, Inc.(b)	127,499
4,000	Ariad Pharmaceuticals, Inc.(b)	6,000
14,817	Ariba, Inc.(b)	142,391
4,700	Arkansas Best Corp.	108,476
3,200	Arqule, Inc.(b)	14,240
7,728	Array Biopharma, Inc.(b)	22,643
20,468	Arris Group, Inc.(b)	218,394
3,443	Arthrocare Corp.(b)	27,716
200,000	Arthur J. Gallagher & Co.	4,496,000
10,772	ArvinMeritor, Inc.	13,357
6,700	Asbury Automotive Group, Inc.	64,789
27	Ashland, Inc.	593
2,963	ASML Holding NV.	62,176
903,000	ASML Holding NV ADR.	19,098,450
1,691	Aspect Medical Systems, Inc.(b)	8,556
8,600	Aspen Technology, Inc.(b)	66,736
10,700	Asset Acceptance Capital Corp.(b)	88,703
2,520	Assisted Living Concepts, Inc.(b)	49,972
1,300	Associated Estates Realty Corp.	7,215
1,320	Asta Funding, Inc.	3,802
2,900	Astec Industries, Inc.(b)	89,378
8,000	Asyst Techologies, Inc.(b)	344
10,900	ATC Technology Corp.(b)	173,201
75,000	athenahealth, Inc.(b)	2,385,000
600	Atherogenics, Inc.(b)	3
413,721	Atheros Communications, Inc.(b)	7,124,276
1,200	Atlantic Coast Federal Corp.	2,754

Shares		Value

UNITED STATES (continued)
2,700	Atlas Air Worldwide Holdings, Inc.(b)	$71,685
2,934	Atlas America, Inc.	45,653
91,800	Atmel Corp.(b)	352,512
3,163	ATMI, Inc.(b)	49,944
3,400	ATP Oil & Gas Corp.(b)	24,344
5,307	Audiovox Corp. - Class A(b)	29,507
124,000	Autodesk, Inc.(b)	2,472,560
4,300	Auxilium Pharmaceuticals, Inc.(b)	98,470
4,900	Avid Technology, Inc.(b)	54,243
5,900	Avista Corp.	88,795
2,500	Avocent Corp.(b)	36,100
223,000	Avon Products, Inc.	5,075,480
9,900	Axcelis Technologies, Inc.(b)	4,653
2,150	Axsys Technologies, Inc.(b)	90,106
1,300	AZZ, Inc.(b)	40,209
2,000	Badger Meter, Inc.	77,920
3,466	Balchem Corp.	86,269
6,200	Baldor Electric Co.	143,840
891	Baldwin & Lyons, Inc. - Class B	17,865
7,732	Bally Technologies, Inc.(b)	202,424
2,600	BancFirst Corp.	111,020
1,900	Bancorp, Inc. (The)(b)	10,279
11,900	BancorpSouth, Inc.	276,675
10,697	Bank Mutual Corp.	109,858
300	Bank of Florida Corp.(b)	960
2,900	Bank of The Ozarks, Inc.	72,007
740	BankAtlantic Bancorp, Inc. - Class A	1,717
5,200	BankFinancial Corp.	55,640
3,086	Bankrate, Inc.(b)	77,150
1,900	Banner Corp.	8,816
31,000	Bard (C.R.), Inc.	2,220,530
275,000	Bare Escentuals, Inc.(b)	2,546,500
7,000	Barnes Group, Inc.	99,120
1,106	Barrett Business Sevices, Inc.	11,060
6,550	Basic Energy Services, Inc.(b)	66,810
500	Bassett Furniture Industries, Inc.	1,130
16,100	Beacon Roofing Supply, Inc.(b)	255,990
366	BearingPoint, Inc.(b)	44
900	Beasley Broadcasting Group, Inc. - Class A	2,052
10,900	Bebe Stores, Inc.	100,280
58,000	Beckman Coulter, Inc.	3,048,480
126	Bel Fuse, Inc. - Class A	1,827
1,900	Bel Fuse, Inc. - Class B	30,742
7,226	Belden, Inc.	116,483
5,616	Bell Microproducts, Inc.(b)	4,437
8,550	Benchmark Electronics, Inc.(b)	103,712
3,800	Berkshire Hills Bancorp, Inc.	85,728
5,600	Berry Petroleum Co. - Class A	92,288
3,100	Beverly Hills Bancorp, Inc.(b)	68
4,700	BFC Financial Corp. - Class A(b)	1,551

49

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Shares		Value

UNITED STATES (continued)
7,800	BGC Partners, Inc. - Class A	$20,202
2,100	Big 5 Sporting Goods Corp.	17,283
7,000	Bill Barrett Corp.(b)	181,860
7,614	BioCryst Pharmaceuticals, Inc.(b)	30,151
13,300	BioMarin Pharmaceutical, Inc.(b)	171,038
6,700	BioMed Realty Trust, Inc.	76,447
3,600	BioMimetic Therapeutics, Inc.(b)	30,996
127,000	Bio-Rad Laboratories, Inc. - Class A(b)	8,850,630
2,600	Bio-Reference Labs, Inc.(b)	66,742
19,100	BioScrip, Inc.(b)	60,738
5,700	BJ’s Restaurants, Inc.(b)	93,993
8,300	BJ’s Wholesale Club, Inc.(b)	276,722
500	Black & Decker Corp.	20,150
2,798	Black Box Corp.	76,581
4,520	Black Hills Corp.	89,858
101,900	Blackboard, Inc.(b)	3,467,657
24,990	Blockbuster, Inc. - Class A(b)	19,992
5,917	Blockbuster, Inc. - Class B(b)	2,958
4,000	Blount International, Inc.(b)	25,600
5,400	Blue Coat Systems, Inc.(b)	71,604
500	Blue Nile, Inc.(b)	21,280
8,200	Bluegreen Corp.(b)	15,662
775	Blyth, Inc.	34,162
3,850	Bob Evans Farms, Inc.	93,362
1,500	Bolt Technology Corp.(b)	15,255
2,600	Bon-Ton Stores, Inc. (The)	7,670
1,900	Books-A-Million, Inc.	10,906
600	Borders Group, Inc.(b)	1,638
33,500	Borland Software Corp.(b)	25,460
700	Boston Beer Co., Inc. - Class A(b)	18,620
4,167	Boston Private Financial Holdings, Inc.	19,210
6,800	Bottomline Technologies, Inc.(b)	53,380
5,871	Bowne & Co., Inc.	30,001
85,200	Brady Corp. - Class A	1,795,164
1,000	Brandywine Realty Trust REIT	6,190
6,700	Briggs & Stratton Corp.	99,696
16,700	Brigham Exploration Co.(b)	39,078
10,930	Brightpoint, Inc.(b)	56,945
4,000	Bristow Group, Inc.(b)	91,040
6,400	Bronco Drilling Co., Inc.(b)	35,136
6,423	Brookline Bancorp, Inc.	63,716
8,421	Brooks Automation, Inc.(b)	52,379
7,746	Brown Shoe Co., Inc.	49,807
66,000	Brown-Forman Corp. - Class B	3,069,000
4,584	Bruker Corp.(b)	30,163
3,700	Brush Engineered Materials, Inc.(b)	62,604
9,100	Buckeye Technologies, Inc.(b)	46,865
3,075	Buckle, Inc. (The)	114,913

Shares		Value

UNITED STATES (continued)
4,195	Builders FirstSource, Inc.(b)	$13,885
3,400	Building Materials Holding Corp.(b)	850
8,400	Cabela’s, Inc.(b)	107,604
2,500	Cabot Microelectronics Corp.(b)	72,025
4,800	Cache, Inc.(b)	21,840
3,900	CACI International, Inc. - Class A(b)	154,245
1,200	Cadiz, Inc.(b)	7,260
204,422	Cal Dive International, Inc.(b)	1,619,022
7,200	Calgon Carbon Corp.(b)	122,256
5,700	California Pizza Kitchen, Inc.(b)	89,547
2,400	California Water Service Group	93,672
12,624	Caliper Life Sciences, Inc.(b)	18,179
8,600	Callaway Golf Co.	64,930
4,806	Callidus Software, Inc.(b)	15,523
5,000	Callon Petroleum Co.(b)	8,800
2,800	Cal-Maine Foods, Inc.	74,116
1,700	Cambrex Corp.(b)	3,961
900	Camden National Corp.	26,100
300	Camden Property Trust REIT	8,139
3,761	Candela Corp.(b)	3,498
7,400	Cano Petroleum, Inc.(b)	4,736
2,800	Cantel Medical Corp.(b)	39,564
400	Capital City Bank Group, Inc.	6,016
74	Capital Corp. of the West(b)	1
4,500	Capital Senior Living Corp.(b)	17,775
600	Capital Southwest Corp.	46,656
4,700	Capitol Bancorp Ltd.	17,202
5,800	Caraco Pharmaceutical Laboratories Ltd.(b)	25,984
4,300	Caraustar Industries, Inc.(b)	989
2,550	CARBO Ceramics, Inc.	78,310
4,300	Cardiac Science Corp.(b)	12,685
4,975	Cardinal Financial Corp.	39,054
1,700	Carmax, Inc.(b)	21,692
2,130	Carmike Cinemas, Inc.	8,690
1,200	Carrizo Oil & Gas, Inc.(b)	14,796
8,500	Carter’s, Inc.(b)	181,730
2,610	Cascade Corp.	63,084
5,200	Casella Waste Systems, Inc. - Class A(b)	10,712
8,784	Casey’s General Stores, Inc.	233,742
4,400	Cash America International, Inc.	98,384
6,826	Casual Male Retail Group, Inc.(b)	8,669
2,800	Catalyst Health Solutions, Inc.(b)	63,140
1,500	Catapult Communications Corp.(b)	11,085
8,610	Cathay General Bancorp.	96,604
8,350	Cato Corp. (The) - Class A	160,487
543	Cavco Industries, Inc.(b)	12,728
2,200	Cbeyond, Inc.(b)	44,836
16,600	CBIZ, Inc.(b)	130,476

50

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Shares		Value

UNITED STATES (continued)
4,600	CDI Corp.	$54,970
4,400	CEC Entertainment, Inc.(b)	134,024
3,400	Cedar Shopping Centers, Inc.	12,206
3,268	Celadon Group, Inc.(b)	22,353
9,995	Celera Corp.(b)	80,860
3,600	Cell Genesys, Inc.(b)	2,016
6,300	Centene Corp.(b)	115,731
8,143	Centennial Communications Corp.(b)	67,343
901	Center Bancorp., Inc.	6,577
2,700	Center Financial Corp.	6,858
6,250	Central European Distribution Corp.(b)	140,000
3,600	Central Garden & Pet Co.(b)	34,632
4,800	Central Garden & Pet Co. - Class A(b)	43,536
10,500	Central Pacific Financial Corp.	61,530
2,400	Central Vermont Public Service Corp.	41,184
200	Century Aluminum Co.(b)	808
10,300	Cenveo, Inc.(b)	48,616
8,600	Cepheid, Inc.(b)	83,420
5,000	Ceradyne, Inc.(b)	86,200
59,000	Cerner Corp.(b)	3,174,200
13,920	Cerus Corp.(b)	16,426
4,300	Ceva, Inc.(b)	35,475
2,358	CH Energy Group, Inc.	104,790
11,200	Champion Enterprises, Inc.(b)	6,496
606,924	Charles River Laboratories International, Inc.(b)	16,781,449
4,355	Charlotte Russe Holding, Inc.(b)	54,655
3,610	Charming Shoppes, Inc.(b)	12,599
24,600	Charter Communications, Inc. - Class A(b)	886
86,500	Chattem, Inc.(b)	4,749,715
7,300	Checkpoint Systems, Inc.(b)	88,695
8,500	Cheesecake Factory (The)(b)	147,645
4,400	Chemed Corp.	186,252
3,637	Chemical Financial Corp.	77,650
3,700	Cheniere Energy, Inc.(b)	14,578
1,800	Chesapeake Corp.(b)	18
800	Chesapeake Utilities Corp.	23,432
5,200	Children’s Place Retail Stores, Inc. (The)(b)	147,888
1,100	Chiquita Brands International, Inc.(b)	8,327
700	Choice Hotels International, Inc.	20,951
2,580	Chordiant Software, Inc.(b)	8,256
6,100	Christopher & Banks Corp.	33,916
2,406	Churchill Down, Inc.	83,753
8,576	Ciber, Inc.(b)	27,700
4,085	Ciena Corp.(b)	48,816
34,800	Cincinnati Bell, Inc.(b)	97,092
2,600	CIRCOR International, Inc.	66,898
13,500	Cirrus Logic, Inc.(b)	62,775

Shares		Value

UNITED STATES (continued)
12,700	Citadel Broadcasting Corp.(b)	$851
800	Citi Trends, Inc.(b)	19,648
800	Citizens First Bancorp, Inc.(b)	1,032
5,621	Citizens Republic Bancorp, Inc.(b)	9,443
10,827	Citizens, Inc.(b)	78,063
1,005,946	Citrix Systems, Inc.(b)	28,699,639
3,726	City Holding Co.	109,880
7,300	CKE Restaurants, Inc.	69,861
10,400	CKX, Inc.(b)	56,056
218,825	Clarcor, Inc.	6,801,081
2,958	Clayton Williams Energy, Inc.(b)	88,829
300	Clean Harbors, Inc.(b)	15,030
6,400	Cleco Corp.	134,976
5,200	Clifton Savings Bancorp, Inc.	57,096
1,755	Clinical Data, Inc.(b)	22,482
104,000	Clorox Co.	5,829,200
11,400	CNA Surety Corp.(b)	219,450
4,800	CoBiz Financial, Inc.	28,176
33,800	Coeur d’Alene Mines Corp.(b)	46,644
2,600	Cogdell Spencer, Inc. REIT	16,120
8,500	Cogent Communications Group, Inc.(b)	71,740
5,800	Cognex Corp.	81,606
3,900	Cohen & Steers, Inc.	57,408
5,820	Coherent, Inc.(b)	110,580
11,354	Cohu, Inc.	110,815
3,400	Coinstar, Inc.(b)	121,006
9,000	Coldwater Creek, Inc.(b)	31,050
11,500	Collective Brands, Inc.(b)	166,980
6,000	Colonial Properties Trust	43,440
900	Columbia Bancorp	774
2,231	Columbia Banking System, Inc.	22,087
4,600	Columbia Sportswear Co.	141,312
4,600	Columbus McKinnon Corp.(b)	59,616
19,400	Comfort Systems USA, Inc.	209,326
4,500	Commercial Vehicle Group, Inc.(b)	4,320
3,700	Community Bank System, Inc.	60,865
5,474	Community Trust Bancorp, Inc.	165,643
11,100	Compass Diversified Holdings	99,234
3,500	Complete Production Services, Inc.(b)	23,380
4,867	CompuCredit Corp.(b)	15,574
1,700	Computer Programs & Systems, Inc.	59,483
160,000	comScore, Inc.(b)	2,041,600
149,300	Comstock Resources, Inc.(b)	5,144,878
2,600	COMSYS IT Partners, Inc.(b)	13,728
2,700	Comtech Telecommunications Corp.(b)	90,369
4,898	Conceptus, Inc.(b)	66,319
236,300	Concur Technologies, Inc.(b)	6,396,641
1,150	Conexant Systems, Inc.(b)	1,552
5,889	Conmed Corp.(b)	78,441

51

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Shares		Value

UNITED STATES (continued)
400	Connecticut Water Service, Inc.	$8,296
4,801	Conn’s, Inc.(b)	78,928
1,116	Consolidated - Tomoka Land Co.	38,826
10,216	Consolidated Communications Holdings, Inc.	114,930
1,900	Consolidated Graphics, Inc.(b)	36,898
135,000	Constant Contact, Inc.(b)	2,150,550
1,900	Contango Oil & Gas Co.(b)	71,991
12,858	Continental Airlines, Inc. - Class B(b)	135,266
8,500	Cooper Tire & Rubber Co.	70,295
2,300	Core-Mark Holding Co., Inc.(b)	44,091
10,900	Corinthian Colleges, Inc.(b)	167,860
3,200	Cornell Cos., Inc.(b)	58,176
200	Corporate Office Properties Trust	6,112
6,500	Corrections Corp. of America(b)	91,845
2,550	Corvel Corp.(b)	57,375
102,000	CoStar Group, Inc.(b)	3,779,100
1,100	Cousins Properties, Inc.	9,295
6,500	Cox Radio, Inc. - Class A(b)	31,200
800	CPI International, Inc.(b)	8,760
2,900	CRA International, Inc.(b)	67,686
1,500	Cracker Barrel Old Country Store, Inc.	48,915
6,646	Cross Country Healthcare, Inc.(b)	58,551
11,400	Crown Media Holdings, Inc. - Class A(b)	35,226
4,000	CryoLife, Inc.(b)	21,720
6,929	CSG Systems International, Inc.(b)	100,470
1,500	CSS Industries, Inc.	29,790
7,000	CTS Corp.	42,490
3,100	Cubic Corp.	89,001
8,700	Cubist Pharmaceuticals, Inc.(b)	144,420
735,500	Cummins, Inc.	25,007,000
3,999	Cumulus Media, Inc. - Class A(b)	4,919
7,400	CuraGen Corp.(b)	6,956
1,380	Curis, Inc.(b)	1,615
5,100	Curtiss-Wright Corp.	163,047
1,000	Cutera, Inc.(b)	6,280
12,001	CVB Financial Corp.	72,126
14,874	Cybersource Corp.(b)	217,309
5,842	Cymer, Inc.(b)	165,971
1,300	Cynosure, Inc. - Class A(b)	7,956
8,000	Cypress Bioscience, Inc.(b)	57,600
400	Cytokinetics, Inc.(b)	744
8,174	Daktronics, Inc.	73,893
200	Danvers Bancorp, Inc.	2,902
8,200	Darling International, Inc.(b)	46,904
1,800	Dawson Geophysical Co.(b)	35,388
2,300	DealerTrack Holdings, Inc.(b)	34,914
15	Deerfield Capital Corp.	52

Shares		Value

UNITED STATES (continued)
609,800	Del Monte Foods Co.	$4,603,990
3,806	dELiA*s, Inc.(b)	8,183
7,050	Delphi Financial Group, Inc. - Class A	121,754
2,110	Delta Financial Corp.(b)(c)(d)	0
10,300	Delta Petroleum Corp.(b)	30,282
510	Deltek, Inc.(b)	2,101
2,500	Deltic Timber Corp.	105,350
4,600	Deluxe Corp.	66,700
9,488	Dendreon Corp.(b)	201,146
4,283	Depomed, Inc.(b)	8,909
1,383	Developers Diversified Realty Corp. REIT	5,712
4,800	DexCom, Inc.(b)	21,504
4,000	DG FastChannel, Inc.(b)	93,320
3,100	Diamond Foods, Inc.	81,189
7,900	DiamondRock Hospitality Co.(b)	51,271
6,000	Digi International, Inc.(b)	43,620
2,171	Digimarc Corp.(b)	21,623
3	Digital Realty Trust, Inc.	108
3,743	Digital River, Inc.(b)	143,806
5,600	Dime Community Bancshares	46,704
3,100	DineEquity, Inc.	99,324
3,800	Diodes, Inc.(b)	56,544
56,500	Dionex Corp.(b)	3,559,500
2,400	Discovery Laboratories, Inc.(b)	2,088
7,700	Ditech Networks, Inc.(b)	7,547
2,723	Dixie Group, Inc.(b)	5,283
4,643	Dollar Thrifty Automotive Group(b)	17,458
352,084	Dollar Tree, Inc.(b)	14,907,237
6,900	Domino’s Pizza, Inc.(b)	65,136
7,172	Donegal Group, Inc. - Class A	104,998
6,438	Dot Hill Systems Corp.(b)	4,957
500	Douglas Emmett, Inc. REIT	4,785
2,800	Dover Downs Gaming & Entertainment, Inc.	11,956
5,900	Dover Motorsports, Inc.	9,381
12,400	Dress Barn, Inc.(b)	187,736
1,005,263	Dresser-Rand Group, Inc.(b)	24,759,628
4,500	Drew Industries, Inc.(b)	64,260
8,200	Dril-Quip, Inc.(b)	281,916
21,829	drugstore.com(b)	33,835
14,000	DSP Group, Inc.(b)	88,060
1,400	DSW, Inc. - Class A(b)	15,218
5,148	DTS, Inc.(b)	137,194
3,845	Ducommun, Inc.	66,595
600	Duke Realty Corp. REIT	5,862
375,000	Dun & Bradstreet Corp.	30,525,000
16,622	Durect Corp.(b)	40,558
12,300	Dyax Corp.(b)	24,108
8,330	Dycom Industries, Inc.(b)	70,139
2,800	Dynamex, Inc.(b)	41,188
1,700	Dynamic Materials Corp.	27,268
4,600	Eagle Materials, Inc.	127,880

52

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Shares		Value

UNITED STATES (continued)
11,472	Earthlink, Inc.(b)	$86,958
3,700	EastGroup Properties, Inc.	124,357
32,000	Eaton Corp.	1,401,600
700	Ebix, Inc.(b)	19,460
7,525	Echelon Corp.(b)	59,899
3,201	Eclipsys Corp.(b)	42,253
126,000	Ecolab, Inc.	4,857,300
1,480	EDCI Holdings, Inc.(b)	6,882
1,800	Edge Petroleum Corp.(b)	360
5,000	Education Realty Trust, Inc.	23,450
600	Einstein Noah Restaurant Group, Inc.(b)	6,474
6,600	El Paso Electric Co.(b)	91,080
4,638	Electro Rent Corp.	44,386
6,100	Electro Scientific Industries, Inc.(b)	52,460
115,000	Electronic Arts, Inc.(b)	2,340,250
6,655	Electronics For Imaging, Inc.(b)	65,352
7,800	Elixir Gaming Technologies, Inc.(b)	858
6,696	Elizabeth Arden, Inc.(b)	57,987
7,200	EMCOR Group, Inc.(b)	149,688
11,472	Emcore Corp.(b)	14,225
900	Emeritus Corp.(b)	8,136
800	Emisphere Technologies, Inc.(b)	416
2,931	Emmis Communications Corp. - Class A(b)	1,026
4,700	Empire District Electric Co. (The)	70,359
300	Employers Holdings, Inc.	2,502
4,900	EMS Technologies, Inc.(b)	93,345
11,500	Emulex Corp.(b)	120,405
201,400	Encore Acquisition Co.(b)	5,878,866
7,138	Encore Capital Group, Inc.(b)	62,386
11,587	Encore Wire Corp.	253,060
12,700	Endeavor International Corp.(b)	20,193
12,700	Ener1, Inc.(b)	74,803
5,863	Energy Conversion Devices, Inc.(b)	107,762
7,454	Energy Partners Ltd.(b)	969
8,600	EnerSys(b)	146,630
5,948	ENGlobal Corp.(b)	34,320
5,200	Ennis, Inc.	46,800
3,501	EnPro Industries, Inc.(b)	55,876
20,629	Entegris, Inc.(b)	30,531
2,500	Entercom Communications Corp. - Class A	4,150
2,688	Enterprise Financial Services Corp.	26,477
5,000	Entertainment Properties Trust	115,550
5,384	Entorian Technologies, Inc.(b)	1,454
9,100	Entravision Communications Corp. - Class A(b)	4,641
12,700	Entrust, Inc.(b)	24,765
9,400	Enzo Biochem, Inc.(b)	38,540

Shares		Value

UNITED STATES (continued)
4,900	Enzon Pharmaceuticals, Inc.(b)	$28,175
9,358	Epicor Software Corp.(b)	51,656
10,095	EPIQ Systems, Inc.(b)	156,170
100	Equinix, Inc.(b)	7,023
3,800	Equity Lifestyle Properties, Inc.	150,746
400	Equity One, Inc.	5,952
8,400	eResearch Technology, Inc.(b)	42,588
4,229	ESCO Technologies, Inc.(b)	175,842
100	Essex Property Trust, Inc. REIT	6,349
125,000	Estee Lauder Cos., Inc. (The) - Class A	3,737,500
5,529	Esterline Technologies Corp.(b)	145,689
3,700	Ethan Allen Interiors, Inc.	49,765
231,100	Euronet Worldwide, Inc.(b)	3,739,198
209,177	ev3, Inc.(b)	1,748,720
7,201	Evergreen Energy, Inc.(b)	7,849
16,000	Evergreen Solar, Inc.(b)	38,880
2,600	Exactech, Inc.(b)	34,450
21,600	Exar Corp.(b)	132,840
5,800	EXCO Resources, Inc.(b)	68,324
14,780	Exelixis, Inc.(b)	72,865
2,613	Exponent, Inc.(b)	72,903
730	ExpressJet Holdings, Inc.(b)	905
9,100	Extra Space Storage, Inc.	64,701
28,831	Extreme Networks(b)	50,743
1,240	Facet Biotech Corp.(b)	11,594
83,200	Factset Research Systems, Inc.	4,458,688
2,100	Fairpoint Communications, Inc.	2,184
8,500	FalconStor Software, Inc.(b)	31,450
7,406	Farmer Bros. Co.	146,268
153,300	FARO Technologies, Inc.(b)	2,324,028
3,995	FBL Financial Group, Inc. - Class A	22,971
100	Federal Agricultural Mortgage Corp. - Class A	220
4,392	Federal Agricultural Mortgage Corp. - Class C	13,879
7,400	Federal Signal Corp.	57,498
5,400	FEI Co.(b)	92,772
2,700	FelCor Lodging Trust, Inc.	5,346
5,500	Ferro Corp.	15,235
5,300	FiberTower Corp.(b)	2,066
5,286	Financial Federal Corp.	130,088
30,500	Finisar Corp.(b)	20,130
8,591	Finish Line (The) - Class A	73,024
10,276	First Acceptance Corp.(b)	26,204
100,000	First Advantage Corp. - Class A(b)(c)	1,434,000
5,200	First Bancorp.	63,284
2,700	First Busey Corp.	21,141
5,286	First Cash Financial Services, Inc.(b)	86,902
400	First Citizens BancShares, Inc. - Class A	47,868
10,800	First Commonwealth Financial Corp.	93,636

53

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Shares		Value

UNITED STATES (continued)
3,860	First Community Bancshares, Inc.	$55,777
13,100	First Financial Bancorp	141,349
2,400	First Financial Bankshares, Inc.	118,272
4,458	First Financial Corp.	165,392
4,269	First Financial Holdings, Inc.	38,421
700	First Financial Northwest, Inc.	5,649
4,300	First Industrial Realty Trust, Inc.	16,211
3,192	First Merchants Corp.	38,815
165,000	First Mercury Finanacial Corp.(b)	2,181,300
7,570	First Midwest Bancorp, Inc.	67,070
14,700	First Niagara Financial Group, Inc.	199,038
2,958	First Place Financial Corp.	16,801
4,900	First Potomac Realty Trust	47,971
2,300	First Regional Bancorp(b)	2,875
3,100	FirstFed Financial Corp.(b)	1,364
7,600	FirstMerit Corp.	147,516
4,300	Fisher Communications, Inc.	51,858
9,900	Five Star Quality Care, Inc.(b)	16,731
800	Flagstar Bancorp, Inc.(b)	1,160
4,800	Flanders Corp.(b)	25,488
9,800	Fleetwood Enterprises, Inc.(b)	284
2,800	Flotek Industries, Inc.(b)	5,796
6,200	Flow International Corp.(b)	11,284
6,000	Flowers Foods, Inc.	138,600
5,205	Flushing Financial Corp.	47,938
319,568	FMC Corp.	15,572,549
13,581	FNB Corp.	102,129
8,100	Foot Locker, Inc.	96,309
6,862	Formfactor, Inc.(b)	119,605
4,500	Forrester Research, Inc.(b)	114,345
82,000	Fortune Brands, Inc.	3,223,420
101,800	Forward Air Corp.	1,697,006
2,197	FPIC Insurance Group, Inc.(b)	67,096
3,100	Franklin Bank Corp.(b)	31
2,500	Franklin Electric Co., Inc.	59,225
5,100	Fred’s, Inc. - Class A	69,666
1,000	FreightCar America, Inc.	19,230
7,100	Frontier Financial Corp.	10,082
4,700	Fuel Systems Solutions, Inc.(b)	71,769
11,300	FuelCell Energy, Inc.(b)	35,934
9,100	Fulton Financial Corp.	60,151
11,970	Furmanite Corp.(b)	47,401
6,800	Furniture Brands International, Inc.	21,488
6,000	FX Energy, Inc.(b)	22,560
1,314	FX Real Estate and Entertainment, Inc.(b)	158
2,510	G&K Services, Inc. - Class A	62,675
800	GAMCO Investors, Inc. - Class A	40,120
7,700	Gardner Denver, Inc.(b)	204,974
5,000	Gaylord Entertainment Co.(b)	69,700
500	GenCorp, Inc.(b)	1,200

Shares		Value

UNITED STATES (continued)
1,400	General Cable Corp.(b)	$37,996
11,363	General Communication, Inc. - Class A(b)	87,041
9,100	General Moly, Inc.(b)	13,832
3,800	Genesco, Inc.(b)	86,564
3,700	Genesee & Wyoming, Inc. - Class A(b)	111,000
9,000	Genomic Health, Inc.(b)	202,500
123,000	Gen-Probe, Inc.(b)	5,923,680
1,800	GenTek, Inc.(b)	34,362
13,824	Gentiva Health Services, Inc.(b)	220,216
6,500	Geo Group, Inc. (The)(b)	108,095
2,100	GeoEye, Inc.(b)	52,269
2,500	GeoMet, Inc.(b)	2,350
408	Georesources, Inc.(b)	2,897
1,400	Gerber Scientific, Inc.(b)	5,530
57,300	Gerdau Ameristeel Corp.	301,554
17,291	Geron Corp.(b)	88,876
1,800	Gevity HR, Inc.	7,128
7,600	Gibraltar Industries, Inc.	50,920
3,200	G-III Apparel Group Ltd.(b)	25,664
4,600	Glacier Bancorp, Inc.	70,472
5,800	Glatfelter	51,504
758,000	Global Payments, Inc.	24,301,480
4,500	GMX Resources, Inc.(b)	49,230
80,400	Golden Star Resources Ltd.(b)	106,454
82,100	Goodrich Petroleum Corp.(b)	1,882,553
1,493	Gorman-Rupp Co. (The)	31,801
17,000	GrafTech International Ltd.(b)	149,430
750	Graham Corp.	9,375
5,600	Granite Construction, Inc.	220,920
26,500	Graphic Packaging Holding Co.(b)	45,580
7,400	Gray Television, Inc.	5,032
100	Gray Television, Inc. - Class A	100
6,500	Great Atlantic & Pacific Tea Co.(b)	47,710
1,800	Great Southern Bancorp, Inc.	29,682
15,220	Great Wolf Resorts, Inc.(b)	56,162
98,200	Greatbatch, Inc.(b)	2,066,128
1,412	Green Bankshares, Inc.	12,002
4,698	Green Mountain Coffee Roasters, Inc.(b)	339,712
8,000	Greenbrier Cos., Inc.	68,080
2,500	Greenhill & Co., Inc.	193,825
10,670	Griffon Corp.(b)	92,509
5,300	Group 1 Automotive, Inc.	112,890
5,100	GSI Commerce, Inc.(b)	72,471
19,152	Guaranty Bancorp(b)	42,517
3,446	Gulf Island Fabrication, Inc.	44,591
3,400	Gulfmark Offshore, Inc.(b)	91,392
6,232	Gulfport Energy Corp.(b)	18,509
1,900	Gymboree Corp.(b)	65,360
2,500	Haemonetics Corp.(b)	129,075
322,288	Hain Celestial Group, Inc.(b)	5,378,987
4,996	Hallmark Financial Services(b)	33,573

54

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Shares		Value

UNITED STATES (continued)
10,200	Halozyme Therapeutics, Inc.(b)	$64,464
4,278	Hancock Holding Co.	162,008
4,768	Hanmi Financial Corp.	7,390
3,500	Hardinge, Inc.	16,800
4,623	Harleysville Group, Inc.	133,697
12,314	Harleysville National Corp.	107,994
10,900	Harmonic, Inc.(b)	79,897
11,100	Harris Interactive, Inc.(b)	4,440
4,661	Harris Stratex Networks, Inc. - Class A(b)	18,737
18,200	Hartmarx Corp.(b)	764
13,098	Harvest Natural Resources, Inc.(b)	66,800
2,600	Haverty Furniture Cos., Inc.	28,210
6,230	Hawaiian Electric Industries, Inc.	96,814
15,300	Hawaiian Holdings, Inc.(b)	76,347
100	Haynes International, Inc.(b)	2,258
9,600	HB Fuller Co.	169,536
298,000	HCC Insurance Holdings, Inc.	7,128,160
5,800	Headwaters, Inc.(b)	14,616
369,300	Healthcare Realty Trust, Inc. REIT	6,200,547
4,050	Healthcare Services Group, Inc.	72,414
800	Healthsouth Corp.(b)	7,496
7,208	HealthTronics, Inc.(b)	10,524
203,400	Healthways, Inc.(b)	2,121,462
16,533	Heartland Express, Inc.	247,168
3,200	Heartland Payment Systems, Inc.	25,728
20,100	Hecla Mining Co.(b)	49,647
1,300	Heico Corp.	37,323
3,300	Heico Corp. - Class A	82,335
3,600	Heidrick & Struggles International, Inc.	60,840
565,680	Henry Schein, Inc.(b)	23,215,507
7	Hercules Technology Growth Capital, Inc.	42
4,505	Heritage Commerce Corp.	36,400
3,300	Herman Miller, Inc.	49,071
5,200	Hersha Hospitality Trust	18,980
130,000	Hershey Co. (The)	4,698,200
13,600	Hertz Global Holdings, Inc.(b)	92,480
1,950	Hibbett Sports, Inc.(b)	40,658
3,000	Highwoods Properties, Inc.	71,970
6,400	Hill International, Inc.(b)	25,856
6,800	Hilltop Holdings, Inc.(b)	77,044
600	Hi-Tech Pharmacal Co., Inc.(b)	4,530
77,000	Hittite Microwave Corp.(b)	2,861,320
114,000	HJ Heinz Co.	3,923,880
4,000	HMS Holdings Corp.(b)	119,920
269,000	Hologic, Inc.(b)	3,997,340
7,236	Home Bancshares, Inc.	159,554
2,215	Home Federal Bancorp, Inc.	22,349
200	Home Properties, Inc.	7,288

Shares		Value

UNITED STATES (continued)
11,700	Home Solutions of America, Inc.(b)	$702
1,100	Hooker Furniture Corp.	12,892
3,200	Horace Mann Educators Corp.	28,096
2,125	Horizon Financial Corp.	3,166
3,500	Hornbeck Offshore Services, Inc.(b)	81,305
10,500	Hot Topic, Inc.(b)	128,520
1,800	HRPT Properties Trust	7,758
2,450	HUB Group, Inc. - Class A(b)	56,350
5,000	Hudson Highland Group, Inc.(b)	8,200
1,900	Hughes Communications, Inc.(b)	36,423
5,000	Human Genome Sciences, Inc.(b)	10,950
2,200	Hurco Cos., Inc.(b)	33,726
1,500	Huron Consulting Group, Inc.(b)	71,925
12,900	Hutchinson Technology, Inc.(b)	24,768
26,200	Hypercom Corp.(b)	28,296
4,000	i2 Technologies, Inc.(b)	35,680
6,500	IAC/InterActiveCorp(b)	104,130
2,514	Ibasis, Inc.(b)	2,640
1,500	IBERIABANK Corp.	68,520
3,500	ICO, Inc.(b)	8,645
9,298	Iconix Brand Group, Inc.(b)	132,589
4,800	ICU Medical, Inc.(b)	180,480
5,900	Idacorp, Inc.	141,423
11,282	Idenix Pharmaceuticals, Inc.(b)	41,743
4,412	Idera Pharmaceuticals, Inc.(b)	26,516
400,000	IDEX Corp.	10,100,000
466	IDT Corp.(b)	555
2,966	IDT Corp. - Class B(b)	4,034
5,900	I-Flow Corp.(b)	29,500
19,100	iGate Corp.	72,389
25,000	IHS, Inc. - Class A(b)	1,034,000
3,097	II-VI, Inc.(b)	74,235
19,000	Illumina, Inc.(b)	709,650
5,200	Imation Corp.	52,000
1,700	Immersion Corp.(b)	7,089
137,600	Immucor, Inc.(b)	2,241,504
9,578	Immunogen, Inc.(b)	66,567
5,780	Immunomedics, Inc.(b)	6,705
2,000	Imperial Sugar Co.	13,100
8,264	Incyte Corp.(b)	19,503
4,800	Independent Bank Corp./MA	95,808
3,098	Independent Bank Corp./MI	5,576
9,600	Indevus Pharmaceuticals, Inc.(d)	9,504
3,520	Infinity Property & Casuality Corp.	124,045
7,030	InfoGROUP, Inc.(b)	28,472
6,000	Informatica Corp.(b)	95,400
7,900	Infospace, Inc.(b)	52,377
1,712	Ingles Markets, Inc. - Class A	26,724

55

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Shares		Value

UNITED STATES (continued)
5,400	Inland Real Estate Corp.	$47,412
3,400	Innovative Solutions & Support, Inc.	16,320
5,800	Insight Enterprises, Inc.(b)	33,176
10,019	Insituform Technologies, Inc. - Class A(b)	153,591
10,355	Inspire Pharmaceuticals, Inc.(b)	46,494
9,000	Insteel Industries, Inc.	67,050
2,517	Integra Bank Corp.	5,437
177,759	Integra LifeScience Holdings Corp.(b)	4,589,737
2,354	Integral Systems, Inc.(b)	15,607
3,084	Integrated Electrical Services, Inc.(b)	29,637
6,153	Integrated Silicon Solutions, Inc.(b)	13,783
5,653	Inter Parfums, Inc.	43,867
175,000	Interactive Data Corp.	3,934,000
1,400	Interactive Intelligence, Inc.(b)	15,400
8,502	InterDigital, Inc.(b)	223,773
6,890	Interface, Inc. - Class A	39,893
5,000	Interline Brands, Inc.(b)	64,800
6,500	Intermec, Inc.(b)	78,520
6,500	InterMune, Inc.(b)	88,010
5,000	Internap Network Services Corp.(b)	13,900
600	International Assets Holding Corp.(b)	7,248
5,940	International Bancshares Corp.	80,249
90,000	International Flavors & Fragrances, Inc.	2,808,000
10,800	International Royalty Corp.	26,880
8,400	Internet Capital Group, Inc.(b)	45,612
4,100	Interstate Hotels & Resorts, Inc.(b)	1,968
1,500	Intervest Bancshares Corp. - Class A	5,895
5,200	Intevac, Inc.(b)	35,828
1,449	Introgen Therapeutics, Inc.(b)	80
22,500	Intuitive Surgical, Inc.(b)	3,233,925
3,800	Invacare Corp.	58,482
3,800	inVentiv Health, Inc.(b)	42,142
5,873	Inverness Medical Innovations, Inc.(b)	189,639
8,100	Investment Technology Group, Inc.(b)	184,518
6,528	Investors Bancorp, Inc.(b)	59,796
11,563	ION Geophysical Corp.(b)	28,908
2,400	Iowa Telecommunications Services, Inc.	31,632
3,100	IRIS International, Inc.(b)	34,627
7,400	iRobot Corp.(b)	84,878
170,000	Iron Mountain, Inc.(b)	4,843,300
3,600	Irwin Financial Corp.(b)	4,536
10,035	Isis Pharmaceuticals, Inc.(b)	157,349
5,400	Isle of Capri Casinos, Inc.(b)	57,996
1,000	ITC Holdings Corp.	43,530

Shares		Value

UNITED STATES (continued)
78,000	ITT Corp.	$3,198,780
5,800	Ixia(b)	33,408
13,776	IXYS Corp.	131,423
3,500	J & J Snack Foods Corp.	135,660
4,400	j2 Global Communications, Inc.(b)	105,556
115,000	Jack Henry & Associates, Inc.	2,072,300
6,086	Jack in the Box, Inc.(b)	149,655
3,900	Jackson Hewitt Tax Service, Inc.	19,071
5,793	Jakks Pacific, Inc.(b)	73,281
500	James River Coal Co.(b)	7,120
1,095	Jarden Corp.(b)	22,010
8,000	Javelin Pharmaceuticals, Inc.(b)	10,720
728,500	JC Penney Co., Inc.	22,357,665
3,900	JDA Software Group, Inc.(b)	55,029
10,100	JetBlue Airways Corp.(b)	49,793
6,500	Jo-Ann Stores, Inc.(b)	119,080
200	John B. Sanfilippo & Son, Inc.(b)	1,140
909,500	Johnson Controls, Inc.	17,289,595
5,425	Jos. A. Bank Clothiers, Inc.(b)	219,387
125,000	K12, Inc.(b)	2,197,500
4,500	Kadant, Inc.(b)	55,530
1,900	Kaiser Aluminum Corp.	56,126
4,647	Kaman Corp.	78,581
7,100	Kansas City Southern(b)	108,275
155,000	Kaydon Corp.	4,953,800
9,900	Kearny Financial Corp.	110,385
1,100	Keithley Instruments, Inc.	3,806
28,000	Kellogg Co.	1,179,080
3,800	Kelly Services, Inc. - Class A	43,168
19,377	Kemet Corp.(b)	15,502
2,700	Kendle International, Inc.(b)	24,030
5,700	Kenexa Corp.(b)	37,392
256,800	Kennametal, Inc.	5,251,560
2,700	Kenneth Cole Productions, Inc. - Class A	18,684
3,349	Kensey Nash Corp.(b)	70,128
4,600	Keynote Systems, Inc.(b)	35,466
1,200	K-Fed Bancorp.	9,300
7,725	Kforce, Inc.(b)	84,280
6,000	Kimball International, Inc. - Class B	32,940
5,900	Kindred Healthcare, Inc.(b)	76,818
5,000	Kirby Corp.(b)	154,300
2,900	Kite Realty Group Trust.	10,150
11,200	Knight Capital Group, Inc. - Class A(b)	173,488
9,550	Knight Transportation, Inc.	168,844
3,800	Knoll, Inc.	26,904
2,500	Knology, Inc.(b)	17,750
6,000	Knot, Inc. (The)(b)	54,420
20,958	Kopin Corp.(b)	57,634
6,100	Korn/Ferry International(b)	64,599

56

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Shares		Value

UNITED STATES (continued)
36,111	Kratos Defense & Security Solutions, Inc.(b)	$28,528
11,800	Krispy Kreme Doughnuts, Inc.(b)	46,492
6,100	Kronos Worldwide, Inc.	45,567
3,800	K-Swiss, Inc. - Class A	38,152
9,437	Kulicke & Soffa Industries, Inc.(b)	37,748
300	KV Pharmaceutical Co. - Class B(b)	666
10,076	L-1 Indentity Solutions, Inc.(b)	73,756
3,500	LaBarge, Inc.(b)	28,875
72,000	Laboratory Corp. of America Holdings(b)	4,618,800
4,100	Laclede Group, Inc. (The)	142,188
3,233	Ladish Co., Inc.(b)	24,474
700	Lakeland Bancorp, Inc.	5,957
2,963	Lakeland Financial Corp.	55,616
91,800	Lancaster Colony Corp.	4,020,840
181,129	Lance, Inc.	4,194,948
1,500	LandAmerica Financial Group, Inc.	69
2,900	Landauer, Inc.	153,642
5,974	Landec Corp.(b)	40,384
700	Landry’s Restaurants, Inc.(b)	6,398
135,000	Landstar System, Inc.	4,807,350
4,700	LaSalle Hotel Properties	56,212
11,403	Lattice Semiconductor Corp.(b)	19,841
26,300	Lawson Software, Inc.(b)	141,757
3,270	Layne Christensen Co.(b)	70,828
17,100	La-Z-Boy, Inc.	45,486
2,543	LCA-Vision, Inc.	14,622
8,400	Leapfrog Enterprises, Inc.(b)	15,036
700	Learning Tree International, Inc.(b)	5,754
6,900	LECG Corp.(b)	20,079
3,700	Lee Enterprises, Inc.	1,406
1,200	Leggett & Platt, Inc.	17,232
6,700	Lennar Corp. - Class A	65,258
2,800	Lennox International, Inc.	89,292
372,000	Lenovo Group Ltd.	102,239
14,300	Lexicon Pharmaceuticals, Inc.(b)	15,730
7,866	Lexington Realty Trust	30,284
6,300	LHC Group, Inc.(b)	143,766
2,600	Libbey, Inc.	3,172
2,248	Life Partners Holdings, Inc.	42,083
103,000	Life Technologies Corp.(b)	3,841,900
3,600	Life Time Fitness, Inc.(b)	67,536
1,291	Lifeway Foods, Inc.(b)	11,645
1,600	Limelight Networks, Inc.(b)	7,840
5,430	Lin TV Corp. - Class A(b)	8,688
4,964	Lincoln Educational Services Corp.(b)	82,353
50,957	Lincoln Electric Holdings, Inc.	2,269,115
1,400	Lindsay Corp.	54,474
7,831	Lionbridge Technologies(b)	10,572

Shares		Value

UNITED STATES (continued)
3,533	Liquidity Services, Inc.(b)	$26,603
500	Lithia Motors, Inc. - Class A	1,460
3,900	Littelfuse, Inc.(b)	63,921
10,400	Live Nation, Inc.(b)	40,664
6,300	LKQ Corp.(b)	106,974
5,500	LMI Aerospace, Inc.(b)	36,245
589	LodgeNet Interactive Corp.(b)	2,391
12,200	Lodgian, Inc.(b)	31,354
2,500	LoJack Corp.(b)	8,550
4,124	Loral Space & Communications, Inc.(b)	96,295
14,100	Louisiana-Pacific Corp.	57,387
3,500	LSB Industries, Inc.(b)	41,930
10,598	LSI Industries, Inc.	59,455
12,379	LTX-Credence Corp.(b)	6,066
12,972	Luby’s, Inc.(b)	69,530
1,600	Lufkin Industries, Inc.	55,840
129,995	Luminex Corp.(b)	2,133,218
4,000	M&F Worldwide Corp.(b)	63,800
5,100	M/I Homes, Inc.	77,877
1,365	Macatawa Bank Corp.	4,327
300	Mack-Cali Realty Corp. REIT	8,058
2,700	Macrovision Solutions Corp.(b)	54,594
2,600	Magellan Health Services, Inc.(b)	76,856
5,840	Magma Design Automation, Inc.(b)	10,395
3,400	Maguire Properties, Inc.(b)	3,706
2,600	Maidenform Brands, Inc.(b)	33,150
9,256	MainSource Financial Group, Inc.	80,157
2,700	Manhattan Associates, Inc.(b)	44,874
3,100	Mannatech, Inc.	13,547
2,700	MannKind Corp.(b)	11,043
2,600	Mantech International Corp - Class A(b)	94,094
5,529	Marchex, Inc. - Class B	24,991
7,700	Marcus Corp.	97,790
7,700	Marine Products Corp.	35,805
3,400	MarineMax, Inc.(b)	15,470
10,300	Mariner Energy, Inc.(b)	117,214
5,700	MarketAxess Holdings, Inc.(b)	54,663
2,545	Marlin Business Services Corp.(b)	8,119
106,000	Martek Biosciences Corp.	1,931,320
10,800	Marten Transport Ltd.(b)	223,992
4,400	Marvel Entertainment, Inc.(b)	131,296
75,000	Masimo Corp.(b)	2,167,500
3,800	Massey Energy Co.	60,458
7,400	MasTec, Inc.(b)	92,574
1,273	Mastech Holdings, Inc.(b)	2,393
3,200	Material Sciences Corp.(b)	3,776
4,100	Matrix Service Co.(b)	39,278
128,593	Matthews International Corp. - Class A	4,027,533
15,915	Mattson Technology, Inc.(b)	18,302

57

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Shares		Value

UNITED STATES (continued)
800	Maui Land & Pineapple Co., Inc.(b)	$5,080
2,900	MAXIMUS, Inc.	116,957
4,300	Maxwell Technologies, Inc.(b)	44,032
13,389	Maxygen, Inc.(b)	78,326
5,386	MB Financial, Inc.	73,411
14,100	MBIA, Inc.(b)	66,693
2,056	MBT Financial Corp.	5,181
994,400	McCormick & Co., Inc.	29,285,080
2,857	McCormick & Schmick’s Seafood Restaurants, Inc.(b)	20,228
7,500	MCG Capital Corp.	13,200
4,700	Mcgrath Rentcorp	99,358
6,700	McMoRan Exploration Co.(b)	36,783
4,211	MDRNA, Inc.(b)	3,221
18,096	Medarex, Inc.(b)	107,128
160,000	MedAssets, Inc.(b)	2,758,400
7,932	Medcath Corp.(b)	80,272
2,700	Media General, Inc. - Class A	7,020
7,487	Mediacom Communications Corp. - Class A(b)	42,601
5,600	Medical Action Industries, Inc.(b)	54,320
3,100	Medicines Co. (The)(b)	30,938
3,400	Medicis Pharmaceutical Corp. - Class A	54,638
1,400	Medis Technologies Ltd.(b)	504
5,900	Medivation, Inc.(b)	114,047
7,300	Men’s Wearhouse, Inc.	136,072
15,900	Mentor Graphics Corp.(b)	106,848
221,751	Meridian Bioscience, Inc.	3,854,032
44,200	Meridian Resource Corp.(b)	11,934
7,900	Merit Medical Systems, Inc.(b)	122,529
6,700	Mesa Air Group, Inc.(b)	1,158
1,600	Metalico, Inc.(b)	3,680
5,414	Methode Electronics, Inc.	32,592
148,000	Mettler-Toledo International, Inc.(b)	9,121,240
2,600	MGE Energy, Inc.	79,768
300	MGP Ingredients, Inc.(b)	504
2,200	Michael Baker Corp.(b)	73,920
5,950	Micrel, Inc.	44,625
3,400	Micros Systems, Inc.(b)	71,332
100	MicroStrategy, Inc. - Class A(b)	3,891
12,600	Microtune, Inc.(b)	26,334
1,276	Microvision, Inc.(b)	2,373
1,000	Micrus Endovascular Corp.(b)	6,920
1,600	Mid-America Apartment Communities, Inc.	59,184
1,000	Midas, Inc.(b)	10,000
1,087	Middleby Corp.(b)	47,578
900	Middlesex Water Co.	12,690
3,580	Midwest Banc Holdings, Inc.	5,800
1,415	Miller Industries, Inc.(b)	11,320
52,000	Millipore Corp.(b)	3,073,200
4,400	Mine Safety Appliances Co.	108,460

Shares		Value

UNITED STATES (continued)
2,300	Minerals Technologies, Inc.	$85,537
151,757	MIPS Technologies, Inc.(b)	503,833
1,600	Mission West Properties	10,896
10,081	MKS Instruments, Inc.(b)	157,768
7,400	Mobile Mini, Inc.(b)	101,380
3,800	Modine Manufacturing Co.	14,516
5,200	Molina Healthcare, Inc.(b)	112,580
77,000	Molson Coors Brewing Co. - Class B	2,945,250
5,500	Monaco Coach Corp.	248
4,400	Monarch Casino & Resort, Inc.(b)	44,968
3,200	MoneyGram International, Inc.(b)	4,864
400	Monmouth REIT - Class A	2,448
336	Monogram Biosciences, Inc.(b)	897
2,011	Monolithic Power Systems, Inc.(b)	37,204
3,546	Monro Muffler, Inc.	88,544
5,600	Moog, Inc. - Class A.(b)	149,968
2,000	Morgans Hotel Group Co.(b)	8,580
75,000	Morningstar, Inc.(b)	2,975,250
3,600	Morton’s Restaurant Group, Inc.(b)	16,704
4,900	MoSys, Inc.(b)	6,860
3,218	Movado Group, Inc.	29,509
28,100	Move, Inc.(b)	57,605
677	Movie Gallery, Inc.(b)(c)(d)	0
19,900	MPS Group, Inc.(b)	159,996
25,329	MRV Communications, Inc.(b)	11,651
150,000	MSCI, Inc. - Class A(b)	3,148,500
5,300	MTR Gaming Group, Inc.(b)	10,918
1,100	MTS Systems Corp.	23,243
5,200	Mueller Industries, Inc.	114,244
13,353	Mueller Water Products, Inc. - Class A	55,949
12,993	Multimedia Games, Inc.(b)	27,545
1,200	MWI Veterinary Supply, Inc.(b)	37,296
6,700	Myers Industries, Inc.	67,201
9,600	Nabi Biopharmaceuticals(b)	33,024
785	NACCO Industries, Inc. - Class A	30,026
3,500	Nanometrics, Inc.(b)	7,070
6,800	Nara Bancorp, Inc.	25,228
1,900	Nash Finch Co.	55,651
2,200	NATCO Group, Inc. - Class A(b)	52,932
16,020	National Beverage Corp.(b)	168,691
4,400	National Financial Partners Corp.	31,064
1,600	National Healthcare Corp.	63,520
366,000	National Instruments Corp.	8,066,640
110,000	National Interstate Corp.(c)	1,776,500
10,386	National Penn Bancshares, Inc.	84,023
6,472	National Retail Properties, Inc.	114,813
6,000	Natural Gas Services Group, Inc.(b)	59,880

58

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Shares		Value

UNITED STATES (continued)
6,943	Natus Medical, Inc.(b)	$60,960
3,500	Nautilus, Inc.(b)	3,500
8,500	Navigant Consulting, Inc.(b)	125,035
127,124	Navigators Group, Inc.(b)	5,768,887
6,000	NBT Bancorp, Inc.	142,080
8,800	NBTY, Inc.(b)	228,008
4,300	NCI Building Systems, Inc.(b)	16,985
1,700	NCI, Inc. - Class A(b)	41,412
4,700	Nelnet, Inc. - Class A(b)	28,341
2,783	Neogen Corp.(b)	63,091
1,882	Neopharm, Inc.(b)	311
1,442,000	NetApp, Inc.(b)	26,388,600
600	NetFlix, Inc.(b)	27,186
5,229	Netgear, Inc.(b)	83,716
1,400	Netlogic Microsystems, Inc.(b)	45,626
12,000	Netscout Systems, Inc.(b)	107,880
195,000	NetSuite, Inc.(b)	2,728,050
9,600	Network Equipment Technologies, Inc.(b)	37,728
9,600	Neurogen Corp.(b)	2,112
150,000	NeuStar, Inc. - Class A(b)	2,851,500
7,200	New Jersey Resources Corp.	237,024
15,700	NewAlliance Bancshares, Inc.	202,687
1,100	NewMarket Corp.	69,300
18,777	Newpark Resources, Inc.(b)	52,576
8,760	Newport Corp.(b)	43,712
11,402	NexCen Brands, Inc.(b)	1,710
6,800	Nextwave Wireless, Inc.(b)	1,292
262,533	NIC, Inc.(c)	1,417,678
5,400	Nicor, Inc.	173,556
14,600	NL Industries, Inc.	176,806
2,440	NN, Inc.	3,196
2,800	Noble International Ltd.	308
3,800	Nordson Corp.	137,864
70,000	Northern Trust Corp.	3,805,200
6,398	Northwest Bancorp, Inc.	112,477
2,700	Northwest Natural Gas Co.	110,430
2,200	Northwest Pipe Co.(b)	83,446
3,065	NorthWestern Corp.	64,120
7,300	Novatel Wireless, Inc.(b)	50,005
7,201	Novavax, Inc.(b)	17,570
6,100	Novell, Inc.(b)	22,936
2,439	Noven Pharmaceuticals, Inc.(b)	25,170
5,006	NPS Pharmaceuticals, Inc.(b)	17,321
6,500	Nu Skin Enterprises, Inc. - Class A	83,330
2,050	NutriSystem, Inc.	28,167
63,850	NuVasive, Inc.(b)	2,419,915
3,000	NxStage Medical, Inc.(b)	6,720
195,000	Oceaneering International, Inc.(b)	8,886,150
2,207	OceanFirst Financial Corp.	26,815
3,900	O’Charleys, Inc.	27,183
14,700	Ocwen Financial Corp.(b)	163,464
11,900	Odyssey HealthCare, Inc.(b)	123,284
8,400	Odyssey Re Holdings Corp.	321,636

Shares		Value

UNITED STATES (continued)
9,400	Oil States International, Inc.(b)	$177,660
4,000	Old Dominion Freight Line, Inc.(b)	112,600
8,900	Old National Bancorp	121,307
4,800	Old Second Bancorp, Inc.	25,920
9,900	Olin Corp.	124,740
1,000	Olympic Steel, Inc.	18,340
3,800	OM Group, Inc.(b)	105,868
5,200	Omega Healthcare Investors, Inc.	81,744
6,100	Omega Protein Corp.(b)	19,459
5,500	Omnicell, Inc.(b)	48,400
166,960	Omniture, Inc.(b)	2,056,947
6,300	Omnivision Technologies, Inc.(b)	59,913
9,400	Omnova Solutions, Inc.(b)	22,372
4,600	On Assignment, Inc.(b)	16,192
48,525	ON Semiconductor Corp.(b)	263,006
635	One Liberty Properties, Inc.	2,590
7,300	Online Resources Corp.(b)	31,317
3,100	Onyx Pharmacueticals, Inc.(b)	80,290
13,916	Openwave Systems, Inc.(b)	16,699
4,300	Oplink Communications, Inc.(b)	47,472
3,900	Opnet Technologies, Inc.(b)	33,540
16,565	OraSure Technologies, Inc.(b)	59,965
4,100	Orbital Sciences Corp.(b)	63,386
3,042	O’Reilly Automotive, Inc.(b)	118,182
200	Ormat Technologies, Inc.	7,040
13,200	Orthovita, Inc.(b)	38,808
3,400	OSI Pharmaceuticals, Inc.(b)	114,138
4,500	OSI Systems, Inc.(b)	84,375
2,761	Otter Tail Corp.	61,239
1,000	Outdoor Channel Holdings, Inc.(b)	7,480
1,500	Overseas Shipholding Group, Inc.	43,065
1,900	Overstock.com, Inc.(b)	25,612
1,700	Owens & Minor, Inc.	58,956
2,929	Oxford Industries, Inc.	28,528
800	OYO Geospace Corp.(b)	12,720
2,700	P.F. Chang’s China Bistro, Inc.(b)	81,486
5,786	Pacific Capital Bancorp	40,155
3,070	PacWest Bancorp	44,730
4,500	PAETEC Holding Corp.(b)	13,815
11,900	Pain Therapeutics, Inc.(b)	56,406
200,000	Pall Corp.	5,282,000
11,344	Palm Harbor Homes, Inc.(b)	34,486
19,600	Palm, Inc.(b)	205,604
1,994	Palomar Medical Technologies, Inc.(b)	17,168
3,030	Panacos Pharmaceuticals, Inc.(b)	82
4,600	Panera Bread Co. - Class A(b)	257,646
5,800	Pantry, Inc. (The)(b)	136,996

59

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Shares		Value

UNITED STATES (continued)
2,400	Papa John’s International, Inc.(b)	$63,696
6,500	Parallel Petroleum Corp.(b)	8,645
9,000	Parexel International Corp.(b)	89,190
7,600	Park Electrochemical Corp.	156,560
1,900	Park National Corp.	127,205
18,237	Parker Drilling Co.(b)	50,334
3,500	Parkervision, Inc.(b)	9,800
1,313	Park-Ohio Holdings Corp.(b)	6,105
1,100	Parkway Properties, Inc.	15,257
142,000	Patterson Cos., Inc.(b)	2,905,320
63,000	Paychex, Inc.	1,701,630
6,897	PC Connection, Inc.(b)	34,140
1,400	PC Mall, Inc.(b)	8,960
4,814	PC-Tel, Inc.	23,444
13,980	PDF Solutions, Inc.(b)	25,024
1,616	PDI, Inc.(b)	5,187
6,200	PDL BioPharma, Inc.	44,330
60,000	Peabody Energy Corp.	1,583,400
900	Peapack Gladstone Financial Corp.	17,064
4,042	Peet’s Coffee & Tea, Inc.(b)	110,266
7,100	Pegasystems, Inc.	124,037
1,700	Penford Corp.	7,599
600	Penn National Gaming, Inc.(b)	20,412
4,600	Penn Virginia Corp.	64,722
3,400	Pennsylvania Real Estate Investment Trust	26,350
15,400	Penske Auto Group, Inc.	204,050
1,400	Penwest Pharmaceuticals Co.(b)	2,296
871	Peoples Bancorp, Inc.	14,432
4,900	PEP Boys - Manny Moe & Jack	36,260
3,700	Perficient, Inc.(b)	25,789
9,090	Pericom Semiconductor Corp.(b)	80,992
3,700	Perini Corp.(b)	64,010
2,700	Perkinelmer, Inc.	39,339
8,800	Perot Systems Corp. - Class A(b)	123,728
2,916	Perry Ellis International, Inc.(b)	21,374
7,800	PetMed Express, Inc.(b)	126,828
3,643	Petroleum Development Corp.(b)	59,053
23,900	Petroquest Energy, Inc.(b)	71,939
2,700	PFF Bancorp, Inc.(b)	27
2,159	PharMerica Corp.(b)	39,402
8,500	PHH Corp.(b)	142,630
5,900	PHI, Inc. - Non Voting(b)	66,788
200	PHI, Inc. - Voting(b)	2,596
14,400	Phoenix Cos., Inc. (The)	22,464
8,617	Phoenix Technologies Ltd.(b)	24,558
10,872	Photronics, Inc.(b)	18,156
3,500	Pico Holdings, Inc.(b)	105,000
5,400	Piedmont Natural Gas Co.	131,868
43,700	Pier 1 Imports, Inc.(b)	81,719

Shares		Value

UNITED STATES (continued)
3,100	Pike Electric Corp.(b)	$32,178
7,400	Pinnacle Airlines Corp.(b)	15,392
8,300	Pinnacle Entertainment, Inc.(b)	103,584
5,000	Pinnacle Financial Partners, Inc.(b)	89,200
105,000	Pioneer Natural Resources Co.	2,427,600
600	Piper Jaffray Cos.(b)	20,802
207,000	Plains Exploration & Production Co.(b)	3,906,090
6,400	Plantronics, Inc.	81,536
14,000	Playboy Enterprises, Inc. - Class B(b)	42,140
4,200	Plexus Corp.(b)	93,030
43,300	Plug Power, Inc.(b)	42,867
2,300	PLX Technology, Inc.(b)	7,797
7,384	PMA Capital Corp. - Class A(b)	27,690
23,200	PMC - Sierra, Inc.(b)	183,744
4,900	PNM Resources, Inc.	41,748
3,176	Polaris Industries, Inc.	106,237
20,500	PolyOne Corp.(b)	56,170
2,900	Portfolio Recovery Associates, Inc.(b)	101,413
1,000	Portland General Electric Co.	18,270
5,400	Post Properties, Inc.	68,904
3,301	Powell Industries, Inc.(b)	118,803
13,030	Powerwave Technologies, Inc.(b)	11,076
5,317	Pozen, Inc.(b)	40,728
900	Preferred Bank Los Angeles	3,888
5,700	Premiere Global Services, Inc.(b)	60,078
1,700	Pre-Paid Legal Services, Inc.(b)	62,611
5,520	Presidential Life Corp.	59,009
18,104	Presstek, Inc.(b)	34,941
2,200	Prestige Brands Holdings, Inc.(b)	14,212
3,200	Pricesmart, Inc.	57,120
6,648	Princeton Review, Inc.(b)	28,852
200	PrivateBancorp, Inc.	4,050
4,300	ProAssurance Corp.(b)	188,942
3,886	Progenics Pharmaceuticals, Inc.(b)	21,295
4,900	Progress Software Corp.(b)	103,831
663	Progressive Gaming International Corp.(b)	11
6,400	Prosperity Bancshares, Inc.	177,728
5,650	Protection One, Inc.(b)	17,346
5,726	Providence Service Corp. (The)(b)	56,229
6,331	Provident Bankshares Corp.	55,649
700	Provident Financial Holdings, Inc.	4,627
8,600	Provident Financial Services, Inc.	91,762
16,243	Provident New York Bancorp	137,578
3,000	PS Business Parks, Inc.	131,250
9,332	PSS World Medical, Inc.(b)	135,501

60

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Shares		Value

UNITED STATES (continued)
3,800	Psychiatric Solutions, Inc.(b)	$73,682
2,357	QAD, Inc.	6,270
3,090	QC Holdings, Inc.	19,807
3,600	Quaker Chemical Corp.	42,120
2,100	Quality Systems, Inc.	112,602
4,900	Quanex Building Products Corp.	50,225
42,500	Quantum Corp.(b)	44,625
10,500	Quest Resource Corp.(b)	4,620
17,800	Quest Software, Inc.(b)	258,634
10,300	Questcor Pharmaceuticals, Inc.(b)	46,350
2,664	Quidel Corp.(b)	31,009
15,800	Quiksilver, Inc.(b)	26,070
5,800	Rackable Systems, Inc.(b)	26,448
5,400	Radiant Systems, Inc.(b)	39,798
1,200	Radio One, Inc. - Class A(b)	1,140
1,430	Radio One, Inc. - Class D(b)	644
6,000	Radisys Corp.(b)	43,020
115,000	Ralcorp Holdings, Inc.(b)	6,573,400
2,500	Rambus, Inc.(b)	29,950
1,800	Ramco-Gershenson Properties	19,800
3,480	Raven Industries, Inc.	83,172
167,200	RBC Bearings, Inc.(b)	3,093,200
6,539	RC2 Corp.(b)	73,956
700	RCN Corp.(b)	2,870
18,353	RealNetworks, Inc.(b)	45,148
500	Realty Income Corp. REIT	11,165
4,398	Red Robin Gourmet Burgers, Inc.(b)	107,971
1,575	Reddy Ice Holdings, Inc.	3,544
1,300	Regal Entertainment Group - Class A	16,978
5,000	Regal-Beloit Corp.	203,150
12,490	Regeneron Pharmaceuticals, Inc.(b)	165,617
5,600	Regis Corp.	107,184
3,500	RehabCare Group, Inc.(b)	58,450
5,193	Renaissance Learning, Inc.	49,853
5,222	Renasant Corp.	73,630
10,524	Rent-A-Center, Inc.(b)	202,587
14,700	Rentech, Inc.(b)	8,673
9,400	Republic Airways Holdings, Inc.(b)	67,304
5,599	Res-Care, Inc.(b)	89,696
81,000	Resmed, Inc.(b)	3,114,450
3,000	Resource America, Inc. - Class A	14,880
4,300	Resources Connection, Inc.(b)	84,065
8,100	Retail Ventures, Inc.(b)	21,060
5,087	Revlon, Inc. - Class A(b)	24,112
56,149	RF Micro Devices, Inc.(b)	118,474
6,300	Rigel Pharmaceuticals, Inc.(b)	41,832
6,300	RightNow Technologies, Inc.(b)	47,565
2,900	Rimage Corp.(b)	42,688
4,800	RLI Corp.	230,544

Shares		Value

UNITED STATES (continued)
6,200	Robbins & Myers, Inc.	$117,490
5,500	Rock-Tenn Co. - Class A	207,680
1,726	Rockville Financial, Inc.	16,242
3,000	Rofin-Sinar Technologies, Inc.(b)	63,930
3,300	Rogers Corp.(b)	83,985
8,850	Rollins, Inc.	159,300
77,000	Roper Industries, Inc.	3,510,430
4,000	Royal Gold, Inc.	144,640
17,550	RPC, Inc.	187,785
12,859	RTI Biologics, Inc.(b)	45,521
4,343	RTI International Metals, Inc.(b)	56,502
4,500	Ruby Tuesday, Inc.(b)	34,560
8,600	Ruddick Corp.	220,676
7,900	Rudolph Technologies, Inc.(b)	41,317
6,900	Rush Enterprises, Inc. - Class A(b)	90,804
4,300	Russ Berrie & Co., Inc.(b)	8,213
3,100	S & T Bancorp, Inc.	55,397
15,536	S1 Corp.(b)	96,323
14,100	Safeguard Scientifics, Inc.(b)	12,831
8,000	Safety Insurance Group, Inc.	264,400
1,300	Saga Communications, Inc. -Class A(b)	12,103
3,400	Saia, Inc.(b)	44,404
4,505	Salem Communications Corp. - Class A(b)	2,838
70,000	Salesforce.com, Inc.(b)	2,996,700
5,304	Salix Pharmaceuticals Ltd.(b)	58,344
14,700	Sally Beauty Holdings, Inc.(b)	108,780
3,501	Sanders Morris Harris Group, Inc.	15,825
2,300	Sanderson Farms, Inc.	91,770
5,999	Sandy Spring Bancorp, Inc.	97,484
8,200	Sangamo Biosciences, Inc.(b)	34,850
6,000	Santarus, Inc.(b)	10,560
12,700	Sapient Corp.(b)	65,151
4,800	Sauer-Danfoss, Inc.	19,920
1,400	Saul Centers, Inc.	44,576
10,200	Savient Pharmaceuticals, Inc.(b)	53,856
4,100	SBA Communications Corp. - Class A(b)	103,320
2,900	Scansource, Inc.(b)	71,659
204,780	Schawk, Inc.(c)	1,472,368
400	Schnitzer Steel Industries, Inc. - Class A	19,824
6,500	Scholastic Corp.	128,245
2,600	School Specialty, Inc.(b)	48,802
6,001	Schulman (A.), Inc.	94,156
7,776	Schweitzer-Mauduit International, Inc.	178,615
615	Sciclone Pharmaceuticals, Inc.(b)	978
800	SeaBright Insurance Holdings, Inc.(b)	7,424

61

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Shares		Value

UNITED STATES (continued)
7,800	Seachange International, Inc.(b)	$48,906
3,200	Seacoast Banking Corp. of Florida	13,504
7,616	Seattle Genetics, Inc.(b)	70,296
1,916,784	SEI Investments Co.	26,892,480
4,500	Select Comfort Corp.(b)	4,545
8,400	Selective Insurance Group	123,984
7,400	Semitool, Inc.(b)	35,150
6,800	Semtech Corp.(b)	98,056
500	Senior Housing Properties Trust	8,195
2,060	Senomyx, Inc.(b)	4,800
306,300	Sensient Technologies Corp.	7,161,294
9,200	Sequenom, Inc.(b)	33,304
5,700	Service Corp. International	25,821
4,200	Shenandoah Telecommuni- cations Co.	82,446
339,500	Sherwin-Williams Co. (The)	19,229,280
4,200	Shiloh Industries, Inc.(b)	10,500
3,300	Shoe Carnival, Inc.(b)	38,478
800	Sierra Bancorp	9,608
3,185	Sigma Designs, Inc.(b)	41,150
5,325	Signature Bank(b)	144,787
6,400	Silgan Holdings, Inc.	297,536
30,458	Silicon Image, Inc.(b)	82,846
2,000	Silicon Laboratories, Inc.(b)	66,520
23,420	Silicon Storage Technology, Inc.(b)	43,327
5,036	Simmons First National Corp. - Class A	130,583
7,850	Simpson Manufacturing Co., Inc.	174,741
7,253	Sinclair Broadcast Group, Inc. - Class A	8,051
15,400	SIRVA, Inc.(b)(c)(d)	5
6,700	Six Flags, Inc.(b)	1,240
2,800	SJW Corp.	70,560
4,600	Skechers U.S.A., Inc. - Class A(b)	53,820
1,600	Skyline Corp.	33,168
9,380	Skywest, Inc.	112,935
27,900	Skyworks Solutions, Inc.(b)	246,636
4,700	Smith & Wesson Holding Corp.(b)	33,699
81,000	Smith International, Inc.	2,093,850
2,000	Smith Micro Software, Inc.(b)	17,200
7,100	Smithfield Foods, Inc.(b)	61,344
900	Smithtown Bancorp, Inc.	12,060
500	Snap-On, Inc.	16,960
1,000	Somanetics Corp.(b)	16,210
1,900	Somaxon Pharmaceuticals, Inc.(b)	703
5,900	Sonic Automotive, Inc. - Class A	30,444
4,200	Sonic Corp.(b)	45,864
10,700	Sonic Innovations, Inc.(b)	6,634
9,100	Sonic Solutions, Inc.(b)	20,020

Shares		Value

UNITED STATES (continued)
19,944	SonicWALL, Inc.(b)	$108,296
104,300	SonoSite, Inc.(b)	1,881,572
20,756	Sonus Networks, Inc.(b)	35,908
5,300	Sotheby’s	61,533
6,142	Source Interlink Cos., Inc.(b)(c)	620
6,600	SourceForge, Inc.(b)	6,303
4,400	South Jersey Industries, Inc.	152,724
1,300	Southern Union Co.	20,683
4,289	Southside Bancshares, Inc.	91,350
3,800	Southwest Bancorp, Inc.	26,030
4,200	Southwest Gas Corp.	84,882
5,115	Southwest Water Co.	29,360
1,800	Sovran Self Storage, Inc.	40,572
2,800	Spanish Broadcasting System, Inc. - Class A(b)	504
4,275	Spartan Motors, Inc.	34,499
7,600	Spartan Stores, Inc.	123,652
6,300	Spartech Corp.	24,759
5,400	Spectranetics Corp.(b)	21,060
5,870	Speedway Motorsports, Inc.	88,050
13,801	Spherion Corp.(b)	49,546
1,830	SPSS, Inc.(b)	56,547
4,600	SRA International, Inc. - Class A(b)	70,794
103,000	St. Jude Medical, Inc.(b)	3,452,560
7,100	St. Mary Land & Exploration Co.	126,877
5,100	Stage Stores, Inc.	62,475
2,186	Stamps.com, Inc.(b)	20,461
2,800	Standard Microsystems Corp.(b)	44,408
3,363	Standard Parking Corp.(b)	51,252
5,414	Standard Register Co. (The)	28,261
4,600	Standex International Corp.	63,802
1,200	Star Scientific, Inc.(b)	5,904
5,550	State Auto Financial Corp.	90,076
1,281	State Bancorp, Inc.	10,555
1,900	Steak N Shake Co. (The)(b)	21,964
13,700	STEC, Inc.(b)	131,520
5,400	Stein Mart, Inc.(b)	23,598
2,000	Steinway Musical Instruments(b)	26,860
3,500	Stepan Co.	138,495
5,205	Stereotaxis, Inc.(b)	17,385
6,300	Sterling Bancorp	72,072
13,996	Sterling Bancshares, Inc.	93,073
1,200	Sterling Construction Co., Inc.(b)	22,524
6,389	Sterling Financial Corp.	20,381
4,950	Steven Madden Ltd.(b)	145,629
715,100	Stewart Enterprises, Inc. - Class A	2,495,699
2,529	Stewart Information Services Corp.	57,181
4,650	Stifel Financial Corp.(b)	228,920
17,000	Stillwater Mining Co.(b)	76,670
7,196	Stone Energy Corp.(b)	31,015

62

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Shares		Value

UNITED STATES (continued)
4,200	Stratasys, Inc.(b)	$39,312
6,500	Strategic Hotels & Resorts, Inc.	5,460
3,800	Sturm Ruger & Co., Inc.(b)	46,778
2,804	Suffolk Bancorp	71,782
3,100	Sulphco, Inc.(b)	2,790
5,540	Sun Bancorp, Inc.(b)	36,452
1,300	Sun Communities, Inc.	19,045
6,500	Sun Healthcare Group, Inc.(b)	55,055
1,500	Sun Hydraulics Corp.	27,150
9,100	Sunrise Senior Living, Inc.(b)	23,205
6,897	Sunstone Hotel Investors, Inc.	36,485
10,591	SuperGen, Inc.(b)	21,288
1,500	Superior Bancorp(b)	6,345
312,900	Superior Energy Services, Inc.(b)	6,010,809
3,700	Superior Industries International, Inc.	55,796
6,300	Superior Well Services, Inc.(b)	67,410
1,375	Supertex, Inc.(b)	35,365
7,000	SupportSoft, Inc.(b)	15,750
7,113	SureWest Communications	45,808
66,533	SurModics, Inc.(b)	1,443,766
12,379	Susquehanna Bancshares, Inc.	99,775
5,700	SVB Financial Group(b)	118,332
5,686	Swift Energy Co.(b)	61,523
3,400	SWS Group, Inc.	43,486
2,152	SY Bancorp, Inc.	54,273
38,111	Sycamore Networks, Inc.(b)	112,427
9,442	SYKES Enterprises, Inc.(b)	185,630
11,111	Symmetricom, Inc.(b)	55,333
3,500	Symmetry Medical, Inc.(b)	25,410
3,100	Syms Corp.(b)	17,546
8,700	Symyx Technologies, Inc.(b)	42,108
6,495	Synaptics, Inc.(b)	210,958
12,400	Syniverse Holdings, Inc.(b)	156,240
4,000	SYNNEX Corp.(b)	86,120
3,400	Synovis Life Technologies, Inc.(b)	51,612
9,600	Syntax-Brillian Corp.(b)	38
3,900	Syntel, Inc.	108,108
300	Syntroleum Corp.(b)	555
14,600	Systemax, Inc.(b)	246,156
55,000	T. Rowe Price Group, Inc.	2,118,600
1,800	T-3 Energy Services, Inc.(b)	24,174
10,100	Take-Two Interactive Software, Inc.	91,708
7,800	Talbots, Inc.	18,408
100,000	Taleo Corp. - Class A(b)	1,201,000
3,300	Tanger Factory Outlet Centers	109,956
4,920	Taser International, Inc.(b)	23,616
5,900	Taubman Centers, Inc.	140,538
1,401	Taylor Capital Group, Inc.(b)	5,954
1,738	Team, Inc.(b)	24,975
7,600	Tech Data Corp.(b)	218,804
65,000	Techne Corp.	3,719,300
8,700	Technitrol, Inc.	35,409

Shares		Value

UNITED STATES (continued)
900	Techwell, Inc.(b)	$6,633
3,800	Tecumseh Products Co. - Class A(b)	38,798
700	Tecumseh Products Co. - Class B(b)	7,574
1,110	Tejon Ranch Co. (b)	25,752
12,500	Tekelec(b)	193,750
4,600	Teledyne Technologies, Inc.(b)	146,878
65,000	Teleflex, Inc.	2,793,700
6,937	TeleTech Holdings, Inc.(b)	92,054
7,100	Tellabs, Inc.(b)	37,204
4,500	Tempur-Pedic International, Inc.	57,870
2,800	Tennant Co.	41,636
8,800	Tenneco, Inc.(b)	26,928
8,000	Terremark Worldwide, Inc.(b)	31,120
12	Teton Advisors, Inc.(b)(c)	0
8,455	Tetra Tech, Inc.(b)	207,655
11,300	Tetra Technologies, Inc.(b)	64,636
6,100	Texas Capital Bancshares, Inc.(b)	85,400
3,300	Texas Industries, Inc.	105,534
8,300	Texas Roadhouse, Inc. - Class A(b)	94,454
1,800	Theravance, Inc.(b)	25,794
5,500	TheStreet.com, Inc.	11,715
7,400	thinkorswim Group, Inc.(b)	70,300
8,300	Thomas Properties Group, Inc.	16,683
7,006	Thor Industries, Inc.	161,068
9,800	Thoratec Corp.(b)	284,788
5,250	THQ, Inc.(b)	17,955
20,702	TIBCO Software, Inc.(b)	130,837
2,500	TierOne Corp.	5,300
7,900	Timberland Co. - Class A(b)	128,296
4,000	Titan International, Inc.	24,200
9,900	TiVo, Inc.(b)	74,250
3,750	TNS, Inc.(b)	63,188
2,810	Tompkins Financial Corp.	118,442
4,229	Tootsie Roll Industries, Inc.	102,976
3,200	Toro Co.	97,216
2,000	Tower Group, Inc.	54,380
5,500	Tractor Supply Co.(b)	222,090
4,185	TradeStation Group, Inc.(b)	33,940
11,900	Transmeridian Exploration, Inc.(b)	250
1,100	Travelzoo, Inc.(b)	9,504
4,800	TRC Cos., Inc.(b)	12,816
7,600	Tredegar Corp.	133,608
5,100	TreeHouse Foods, Inc.(b)	135,609
2,400	Trex Co., Inc.(b)	26,280
1,475	Triad Guaranty, Inc.(b)	487
5,700	Trico Bancshares	91,200
3,100	Trico Marine Services, Inc.(b)	12,028
9,880	Trident Microsystems, Inc.(b)	13,536
223,210	Trimble Navigation Ltd.(b)	4,785,622
4,503	Trimeris, Inc.	9,051

63

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Shares		Value

UNITED STATES (continued)
28,756	TriQuint Semiconductor, Inc.(b)	$110,135
2,200	Triumph Group, Inc.	90,926
1,200	Tri-Valley Corp.(b)	1,500
1,600	True Religion Apparel, Inc.(b)	25,216
6,100	TrueBlue, Inc.(b)	59,231
10,059	Trustco Bank Corp.	60,354
8,775	Trustmark Corp.	190,768
9,900	TTM Technologies, Inc.(b)	73,458
5,800	Tuesday Morning Corp.(b)	19,778
4,000	Tween Brands, Inc.(b)	11,680
1,400	Twin Disc, Inc.	9,548
12,600	TXCO Resources, Inc.(b)	5,922
6,500	Tyler Technologies, Inc.(b)	107,250
1,300	UAL Corp.(b)	6,396
11,900	UCBH Holdings, Inc.	15,232
600	UDR, Inc. REIT	6,042
3,076	UIL Holdings Corp.	71,025
76,700	Ultimate Software Group, Inc.(b)	1,436,591
4,400	Ultra Clean Holdings(b)	8,008
665,500	Ultra Petroleum Corp.(b)	28,483,400
5,008	Ultralife Corp.(b)	35,807
3,841	Ultratech, Inc.(b)	51,930
1,624	UMB Financial Corp.	74,330
8,639	Umpqua Holdings Corp.	82,848
2,000	Unifirst Corp.	74,580
4,950	Union Bankshares Corp.	84,596
3,800	Union Drilling, Inc.(b)	22,762
4,900	Unisource Energy Corp.	128,968
7,159	United Bankshares, Inc.	185,704
4,092	United Community Banks, Inc.	26,393
5,035	United Community Financial Corp.	10,422
508	United Financial Bancorp, Inc.	6,741
3,500	United Fire & Casualty Co.	65,345
4,949	United Natural Foods, Inc.(b)	112,738
12,254	United Online, Inc.	64,946
9,900	United Rentals, Inc.(b)	59,994
4,514	United Stationers, Inc.(b)	147,743
100	United Therapeutics Corp.(b)	6,281
9,230	Universal American Corp.(b)	95,346
2,386	Universal Corp.	71,962
5,000	Universal Display Corp.(b)	56,450
3,108	Universal Electronics, Inc.(b)	58,244
2,311	Universal Forest Products, Inc.	77,557
1,100	Universal Health Realty Income Trust	35,222
4,800	Universal Insurance Holdings, Inc.	19,584
4,700	Universal Technical Institute, Inc.(b)	66,928
5,500	Universal Truckload Services, Inc.	67,760
4,405	Univest Corp. of Pennsylvania	91,932
1,400	Urstadt Biddle Properties, Inc.	20,258

Shares		Value

UNITED STATES (continued)
3,600	Urstadt Biddle Properties, Inc. - Class A	$55,296
29,010	US Gold Corp.(b)	57,730
1,400	US Physical Therapy, Inc.(b)	16,352
3,955	USA Mobility, Inc.	43,980
700	USANA Health Sciences, Inc.(b)	16,737
8,400	USEC, Inc.(b)	51,996
4,400	U-Store-It Trust.	15,092
175,000	UTi Worldwide, Inc.(b)	2,355,500
31,900	Utstarcom, Inc.(b)	37,323
16,774	Vaalco Energy, Inc.(b)	80,012
4,700	Vail Resorts, Inc.(b)	137,240
15,700	Valeant Pharmaceuticals International(b)	263,132
7,753	Valuevision Media, Inc. - Class A(b)	5,505
300	Varian Semiconductor Equipment Associates, Inc.(b)	7,677
3,100	Varian, Inc.(b)	102,362
125,000	VCA Antech, Inc.(b)	3,127,500
7,933	Vector Group Ltd.	106,937
7,000	Veeco Instruments, Inc.(b)	50,680
11,975	Verenium Corp.(b)	4,072
2,600	Viad Corp.	49,608
5,000	Viasat, Inc.(b)	114,950
3,000	Vicor Corp.	16,110
7,272	Vignette Corp.(b)	60,067
4,862	Virginia Commerce Bancorp(b)	15,558
10,329	Viropharma, Inc.(b)	58,152
720	Virtus Investment Partners, Inc.(b)	8,172
18,272	Visteon Corp.(b)	3,472
4,240	Vital Images, Inc.(b)	42,951
4,470	Vivus, Inc.(b)	17,925
5,000	Vnus Medical Technologies, Inc.(b)	110,750
128,500	Vocus, Inc.(b)	2,184,500
4,600	Volcano Corp.(b)	60,674
1,900	Volcom, Inc.(b)	25,631
5,600	Volt Information Sciences, Inc.(b)	40,208
1,300	Volterra Semiconductor Corp.(b)	14,937
195,000	W.R. Berkley Corp.	4,662,450
5,300	Wabash National Corp.	6,625
8,029	Wabtec Corp.	306,226
205,800	Waddell & Reed Financial, Inc. - Class A	4,611,978
7,155	Warnaco Group, Inc. (The)(b)	206,350
28,800	Warren Resources, Inc.(b)	46,080
4,600	Washington Federal, Inc.	59,708
5,900	Washington Real Estate Investment Trust	125,847
2,900	Washington Trust Bancorp, Inc.	52,925
476,700	Waste Connections, Inc.(b)	12,289,326
604,991	Waters Corp.(b)	26,722,452

64

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Shares		Value

UNITED STATES (continued)
900	Waterstone Financial, Inc.(b)	$2,565
2,800	Watsco, Inc.	120,260
2,000	Watson Wyatt Worldwide, Inc. - Class A	106,100
3,800	Watts Water Technologies, Inc. - Class A	84,588
8,100	Wausau Paper Corp.	70,713
168,200	WD-40 Co.(c)	4,551,492
8,231	Web.com Group, Inc.(b)	34,241
17,800	WebMediaBrands, Inc.(b)	9,078
6,500	Websense, Inc.(b)	115,895
400	Weingarten Realty Investors	6,216
4,744	Weis Markets, Inc.	175,481
600	Wellman, Inc.(b)(c)	0
12,000	Wendy’s/Arby’s Group, Inc. - Class A	60,000
9,800	Werner Enterprises, Inc.	160,230
3,683	WesBanco, Inc.	73,255
910	West Bancorp, Inc.	8,008
2,200	West Coast Bancorp	6,204
4,400	West Marine, Inc.(b)	25,300
255,700	West Pharmaceutical Services, Inc.	8,348,605
3,200	Westamerica Bancorp	171,616
5,021	Westell Technologies, Inc. - Class A(b)	1,908
1,100	Western Alliance Bancorp(b)	7,161
8,800	Westlake Chemical Corp.	164,560
800	Westmoreland Coal Co.(b)	6,800
500	Westwood Holdings Group, Inc.	19,735
7,400	Wet Seal, Inc. (The) - Class A(b)	28,194
6,900	WGL Holdings, Inc.	214,866
161,900	Whiting Petroleum Corp.(b)	5,303,844
9,300	Whitney Holding Corp.	111,228
6,501	Wilshire Bancorp, Inc.	26,264
4,800	Wind River Systems, Inc.(b)	35,184
7,400	Winn-Dixie Stores, Inc.(b)	84,804
4,900	Winnebago Industries	43,169
1,470	Winthrop Realty Trust	12,936
3,300	Wintrust Financial Corp.	56,100
584,155	Wisconsin Energy Corp.	23,342,834
3,150	WMS Industries, Inc.(b)	101,146
5,500	Wolverine World Wide, Inc.	114,565
8,400	Woodward Governor Co.	167,664
3,690	World Acceptance Corp.(b)	109,519
4,600	World Fuel Services Corp.	175,398
3,400	World Wrestling Entertainment, Inc. - Class A	36,380
1,900	WorldSpace, Inc. - Class A(b)	7
10,300	Worthington Industries, Inc.	153,470
153,100	Wright Express Corp.(b)	3,502,928
5,900	Wright Medical Group, Inc.(b)	81,125
2,800	Xenoport, Inc.(b)	38,276
14,439	X-Rite, Inc.(b)	24,835

Shares		Value

UNITED STATES (continued)
7,000	Zale Corp.(b)	$26,040
300	Zebra Technologies Corp. - Class A(b)	6,375
5,400	Zenith National Insurance Corp.	123,066
3,893	Zep, Inc.	52,672
100	Zhone Technologies, Inc.(b)	23
39,000	Zimmer Holdings, Inc.(b)	1,715,610
10,100	Zoll Medical Corp.(b)	162,408
2,600	Zoltek Cos., Inc.(b)	20,462
9,822	Zoran Corp.(b)	87,809
800	Zumiez, Inc.(b)	9,648
6,555	Zymogenetics, Inc.(b)	22,942

		1,067,703,257

Total Common Stocks (Cost $1,758,643,897)		1,655,349,624

EXCHANGE TRADED FUNDS — 5.7%
170,000	iShares MSCI Brazil Index Fund	7,667,000
60,100	iShares MSCI Japan Small Cap Index Fund	2,105,303
659,000	iShares MSCI Pacific ex-Japan Index Fund	18,300,430
1,317,400	iShares MSCI Singapore Index Fund	9,643,368
1,344,000	iShares MSCI Taiwan Index Fund	13,735,680
1,455,000	iShares S&P Smallcap 600 Index Fund	62,579,550
339,500	Midcap SPDR Trust Series 1 Fund	34,520,360
55,000	SPDR Russell Nomura Small Cap Japan Fund	1,768,250

Total Exchange Traded Funds (Cost $138,213,795)		150,319,941

INVESTMENT COMPANY — 0.2%
3,864,600	SEI Daily Income Trust Government II Fund, Class A	3,864,600

Total Investment Company (Cost $3,864,600)		3,864,600

Shares		Value

RIGHTS/WARRANTS — 0.0%
Banks — 0.0%
31,914	Banco de Valencia SA Rights Expire 5/11/09(b)	5,489

Consumer Discretionary — 0.0%
6,000	Constantin Medien Rights, Expire 5/7/09(c)(d)	2,699
1,883	Faurecia Rights Expire 5/12/09(b)	4,482

65

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Shares		Value

Consumer Discretionary (continued)
31,200	Golden Resorts Group Ltd. Rights Expire 6/9/10(b)(c)	$40
20,000	Harbour Centre Development Rights Expire 5/11/09(b)	865
25,532	STW Communications Group Ltd. Rights Expire 5/20/09(d)	742

		8,828

Consumer Staples — 0.0%
6,997	Vina Concha y Toro SA Rights Expire 5/15/09(b)	397

Diversified Financials — 0.0%
9,600	Allied Properties HK Ltd., Expire 06/06/09(b)(c)	124
5,819	Nutreco Holding NV Rights Expire 5/31/09	0
26,023	USG People NV Rights Expire 5/15/09	0
6,766	Wavin NV Rights Expire 5/25/09	0

		124

Energy — 0.0%
45	Cia de Gas de Rights, Expire 05/23/09(c)(d)	29

Health Care — 0.0%
3,600	BioMimetic Therapeuts Inc. Rights Expire 6/15/09(c)	0
10,444	Deva Holdings A/S Rights Expire 5/5/09(b)(c)	22,190
4,243	DOV Pharmaceutical, Inc. Rights Expire 12/31/09(b)(c)	1

		22,191

Industrials — 0.0%
39,672	HKC Holdings Ltd. Warrants Expire 5/26/11(b)(c)(d)	870
37,200	Trelleborg AB Rights Expire 5/19/09(b)	98,037

		98,907

Information Technology — 0.0%
21,296	Aalberts Industries NV - Rights Expire 5/15/09	0
510	Deltek, Inc. Rights Expire 5/27/09(c)(d)	287
2,755	Hong Kong Energy Holdings Ltd. Warrants Expire 5/13/11(b)(c)(d)	46
2,569	UXC Ltd. Warrants Expire 3/31/10(d)	56
27,312	Wolters Kluwer NV Rights Expire 5/4/09	0

		389

Materials — 0.0%
2,762	MIL Resources Ltd., Expire 05/31/12(b)(c)	4

Shares		Value

Materials (continued)
5,829	Ten Cate Rights Bonus Issue Expire 5/4/09	$0
5,829	Ten Cate Rights Expire 5/4/09	0

		4

Real Estate — 0.0%
356,832	Asia Standard International Group, Expire 09/07/09(b)(c)	0
465,116	Bangkok Land Public Co. Ltd. - NVDR, Expire 05/02/13(b)(c)	659
7,031	Liberty International Plc Warrants Expire 3/17/13(c)	8,738
772,924	Megaworld Corp. Rights, Expire 5/22/09(c)(d)	0
26,800	Tian An China Investment Co. Ltd. Warrants Expire 1/2/10(b)	35

		9,432

Telecommunication Services — 0.0%
21,795	PYI Corp. Ltd. Warrants Expire 9/25/09(b)	62

Total Rights/Warrants (Cost $208,024)		145,852

Principal Amount

U.S. GOVERNMENT AGENCIES — 14.0%
Federal Home Loan Bank — 14.0%
$86,000,000	1.00%, 05/01/09(f)	86,000,000
79,000,000	0.07%, 05/07/09(f)	78,999,079
100,000,000	0.12%, 05/12/09(f)	99,996,334
100,000,000	0.24%, 06/18/09(f)	99,967,866

Total U.S. Government Agencies (Cost $364,963,279)		364,963,279

U.S. GOVERNMENT SECURITIES — 15.4%
U.S. Treasury Bills — 15.4%
50,000,000	0.27%, 05/07/09(f)	49,997,750
50,000,000	0.30%, 05/14/09(f)	49,994,583
100,000,000	0.33%, 07/30/09(f)	99,966,200
50,000,000	0.25%, 08/27/09(f)	49,977,550
53,000,000	0.43%, 09/03/09(f)	52,971,486
50,000,000	0.28%, 10/08/09(f)	49,937,778
50,000,000	0.27%, 10/29/09(f)	49,932,125

Total U.S. Government Securities (Cost $402,661,802)		402,777,472

66

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2009
(Unaudited)

Contracts		Value

PUT OPTIONS PURCHASED — 0.1%
UNITED STATES — 0.1%
750	S&P 500 Index, Strike $800.00, Expires 09/19/09	$3,517,500

Total Put Options Purchased (Cost $6,699,750)		3,517,500

Shares

CASH SWEEP — 0.7%
18,916,474	Citibank Dollars on Deposit in Custody Account	18,916,474

Total Cash Sweep (Cost $18,916,474)		18,916,474

TOTAL INVESTMENTS — 99.4% (Cost $2,694,171,621)(a)		2,599,854,742
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		16,219,073

NET ASSETS — 100.0%		$2,616,073,815

(a)	Represents cost for financial reporting purposes and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$153,341,034
Unrealized depreciation	(247,657,913)

Net unrealized depreciation	$(94,316,879)

(b)	Non-income producing security.

(c)	Illiquid security.

(d)	Fair valued security under procedures established by the Fund’s Board of Directors. The aggregate value of fair valued securities is $1,237,550, which is 0.05% of net assets.

(e)	Securities incorporated in the same country but traded on different exchanges.

(f)	The rate represents the annualized yield at time of purchase.

ADR — American Depositary Receipt
NVDR — Non Voting Depositary Receipt
REIT — Real Estate Investment Trust

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets

Banks	2.0%
Consumer Discretionary	8.2%
Consumer Staples	5.4%
Diversified Financials	3.3%
Energy	5.6%
Health Care	8.5%
Industrials	10.5%
Information Technology	9.0%
Insurance	2.5%
Materials	5.5%
Real Estate	0.9%
Telecommunication Services	0.5%
Utilities	1.6%
Other*	36.5%

*

Includes cash and equivalents, exchange traded funds, investment company, rights/warrants, U.S. government agencies and securities, put options purchased, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

67

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a -101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Old Westbury Funds, Inc.

By (Signature and Title)*	/s/ Marc D. Stern
Marc D. Stern, President
(Principal Executive Officer)

Date	6/25/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Marc D. Stern
Marc D. Stern, President
(Principal Executive Officer)

Date	6/25/09

By (Signature and Title)*	/s/ Peter C. Artemiou
Peter C. Artemiou, Treasurer
(Principal Financial Officer)

Date	6/25/09

* Print the name and title of each signing officer under his or her signature.